Registration No. 33-59474

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

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POST-EFFECTIVE AMENDMENT NO. 61 TO
FORM N-1A
REGISTRATION STATEMENT
under
THE SECURITIES ACT OF 1933
and
REGISTRATION STATEMENT
under
THE INVESTMENT COMPANY ACT OF 1940

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PRINCIPAL FUNDS, INC.
formerly Principal Investors Fund, Inc.
(Exact name of Registrant as specified in Charter)

The Principal Financial Group
Des Moines, Iowa 50392
(Address of principal executive offices)
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Telephone Number (515) 248-3842
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Copy to:
MICHAEL D. ROUGHTON	JOHN W. BLOUCH, Esq.
The Principal Financial Group	Dykema Gossett PLLC
Des Moines, Iowa 50392	Franklin Square, Suite 300 West
1300 I Street, N.W.
Washington, DC 20005-3306

(Name and address of agent for service)
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It is proposed that this filing will become effective (check appropriate box)

__XX_	immediately upon filing pursuant to paragraph (b) of Rule 485
_____	on September 30, 2008, pursuant to paragraph (b) of Rule 485
_____	60 days after filing pursuant to paragraph (a)(1) of Rule 485
_____	on (date) pursuant to paragraph (a)(1) of Rule 485
_____	75 days after filing pursuant to paragraph (a)(2) of Rule 485
_____	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:)

_____	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PRINCIPAL FUNDS, INC.
(formerly known as Principal Investors Fund, Inc.)

INSTITUTIONAL CLASS SHARES
Core Plus Bond Fund I
International Value Fund I
The date of this Prospectus is September 30, 2008.

Risk/Return Summary	3
Core Plus Bond Fund I	5
International Value Fund I	7
The Costs of Investing	9
Certain Investment Strategies and Related Risks	9
Management of the Funds	15
Pricing of Fund Shares	19
Purchase of Fund Shares	20
Redemption of Fund Shares	20
Exchange of Fund Shares	21
Dividends and Distributions	21
Frequent Purchases and Redemptions	22
Fund Account Information	23
Portfolio Holdings Information	23
Appendix A - Summary of Principal Risks	24
Appendix B - Description of Bond Ratings	27
Additional Information	30

2 Principal Funds, Inc.
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RISK/RETURN SUMMARY

Principal Funds, Inc. ("Principal Funds") offers many investment portfolios two of which (together, the "Funds") are offered through this prospectus. Princor Financial Services Corp.* (“Princor”) and Principal Funds Distributor, Inc.* (“PFD”) are co-distributors (together, the “Distributors”) of this share class. Principal Management Corporation (Principal)*, the Manager of each of the Funds, seeks to provide a broad range of investment approaches through Principal Funds.

The Sub-Advisors and the Fund each sub-advises are:

Sub-Advisor	Fund(s)
AXA Rosenberg Investment Management LLC	International Value Fund I
Causeway Capital Management LLC	International Value Fund I
Pacific Investment Management Company LLC	Core Plus Bond Fund I

* Principal Management Corporation, Principal Funds Distributor, Inc., and Princor Financial Services Corp., are
affiliates of Principal Life Insurance Company and with it are subsidiaries of Principal Financial Group, Inc. and members of the Principal Financial Group®.

Institutional Class Shares

Only eligible purchasers may buy Institutional Class shares of the Funds. At the present time, eligible purchasers include but are not limited to:

•	separate accounts of Principal Life Insurance Company (“Principal Life”);
•	Principal Life or any of its subsidiaries or affiliates;
•	any fund distributed by PFD and/or Princor (together, the "Distributors") if the fund seeks to achieve its investment objective by investing primarily in shares of mutual funds;
•	clients of Principal Global Investors, LLC;
•	sponsors, recordkeepers, or administrators of wrap account or mutual fund asset allocation programs or participants in those programs;
•	certain pension plans;
•	certain retirement account investment vehicles administered by foreign or domestic pension plans;
•	an investor who buys shares through an omnibus account with certain intermediaries, such as a broker-dealer, bank, or other financial institution, pursuant to a written agreement; and
•	certain institutional clients that have been approved by Principal Life for purposes of providing plan record keeping.

Principal reserves the right to broaden or limit the designation of eligible purchasers. Not all of the Funds are offered in every state. Please check with your financial advisor or our home office for state availability.

Main Strategies and Risks

Each Fund's investment objective is described in the summary description of each Fund. The Board of Directors may change a Fund's objective or the investment strategies without a shareholder vote if it determines such a change is in the best interests of the Fund. If there is a material change to the Fund's investment objective or investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that a Fund will meet its objective.

The summary of each Fund also describes each Fund's primary investment strategies (including the type or types of securities in which the Fund invests), any policy of the Fund to concentrate in securities of issuers in a particular industry or group of industries and the main risks associated with an investment in the Fund. A fuller discussion of risks appears later in the Prospectus under the caption "Certain Investment Strategies and Related Risks."

Each Fund may invest up to 100% of its assets in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic, or political conditions as more fully described under the caption "Certain Investment Strategies and Related Risks - Temporary Defensive Measures."

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Each Fund is designed to be a portion of an investor's portfolio. Neither of the Funds is intended to be a complete investment program. Investors should consider the risks of each Fund before making an investment and be prepared to maintain the investment during periods of adverse market conditions. The value of your investment in a Fund changes with the value of the investments held by that Fund. Many factors affect that value, and it is possible that you may lose money by investing in the Funds. There can be no assurance that either Fund will achieve its investment objective. An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Factors that may adversely affect a particular Fund as a whole are called "principal risks." The principal risks of investing in the Funds are stated as to each Fund in the Fund's description. Each Fund is also subject to underlying fund risk to the extent that a Principal LifeTime Fund or SAM Portfolio invests in the Fund. These risks are more fully explained in Appendix A to this prospectus.

Fees and Expenses

The annual operating expenses for each Fund are deducted from that Fund's assets (stated as a percentage of Fund assets). Each Fund's operating expenses are shown following each Fund’s description. A discussion of the fees is found in the section of the Prospectus titled "The Costs of Investing."

The examples following the expense tables for each Fund are intended to help investors compare the cost of investing in a particular Fund with the cost of investing in other mutual funds.

NOTE:

•	No salesperson, dealer or other person is authorized to give information or make representations about a Fund other than those contained in this Prospectus. Information or representations not contained in this prospectus may not be relied upon as having been made by Principal Funds, a Fund, the Manager, any Sub-Advisor, or the Distributors.

4 RISK/RETURN SUMMARY	Principal Funds, Inc.
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CORE PLUS BOND FUND I

Sub-Advisor(s): Pacific Investment Management Company LLC ("PIMCO")

Objective:	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.

Investor Profile:	The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

Main Strategies and Risks

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the Lehman Brothers Aggregate Bond Index, which as of June 30, 2008 was 4.70 years.

The Fund invests primarily in investment grade debt securities, but may invest up to 20% of its total assets in high yield securities ("junk bonds") rated Ba or lower by Moody's, or BB or lower by S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities of issuers that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Fixed-Income Securities Risk	• Securities Lending Risk	• Short Sale Risk
• High Yield Securities Risk	• Derivatives Risk	• Underlying Fund Risk
• Emerging Market Risk	• Exchange Rate Risk	• Foreign Securities Risk
• Prepayment Risk

PIMCO has been the Fund's Sub-Advisor since its inception.

The Fund is actively managed against the Lehman Brothers Aggregate Bond Index. The Lehman Brothers Aggregate Bond Index is an unmanaged index of domestic, taxable fixed-income securities. The index covers the U.S. investment-grade bond market, with components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Because the Fund’s inception date is September 30, 2008, historical performance information is not available.

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Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For The Period Ended October 31, 2008 (estimated)	Class(1)

Management Fees	0.60%
Other Expenses	0.01
Total Annual Fund Operating Expenses	0.61%

(1)	Principal has contractually agreed to limit the Fund’s expenses attributable to Institutional class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2010. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.65%.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares

	1	3

Institutional Class	$62	$195

6 RISK/RETURN SUMMARY	Principal Funds, Inc.
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INTERNATIONAL VALUE FUND I

Sub-Advisor(s):	AXA Rosenberg Investment Management LLC ("AXA Rosenberg") and Causeway Capital
Management LLC ("Causeway")

Objective:	The Fund seeks long-term growth of capital.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S.
currencies.

Main Strategies and Risks

The Fund invests in a portfolio of equity securities of foreign companies. Foreign companies are

•	companies with their principal place of business or principal office outside the U.S. or
•	companies for which the principal securities trading market is outside the U.S.

Causeway may invest up to 30% of its assets allocated to it in securities of companies located in any one country, except this limit is 35% in the U.K. Causeway may invest up to 10% of its total assets allocated to it in companies in emerging (less developed) markets. Causeway may also invest in forward foreign currency contracts or other derivatives for hedging and other purposes. When investing the Fund's assets, Causeway follows a value style. This means that Causeway buys stocks that it believes have a price lower than their true worth. Stocks may be "undervalued" because the issuing companies are part of industries that are currently out of favor with investors. Causeway considers each of the following value characteristics in making investment decisions for the Fund:

•	Low price-to-earnings ratio (stock price divided by earnings per share) relative to the sector
•	High yield (percentage rate of return paid on a stock in dividends and share repurchases) relative to the market
•	Low price-to-book value ratio (stock price divided by book value per share) relative to the market
•	Low price-to-cash flow ratio (stock price divided by net income plus noncash charges per share) relative to the market
•	Financial strength

Generally, price-to-earnings and yield are the most important factors for Causeway.

AXA Rosenberg will typically invest assets allocated to it in approximately 21 different countries across three regions: Europe, the Far East and Australia. Under normal market circumstances, AXA Rosenberg's investments will involve securities principally traded in at least three different countries, although under certain adverse investment conditions, AXA Rosenberg may restrict the number of securities markets in which its assets will be invested. AXA Rosenberg will not normally invest in securities of U.S. issuers traded on U.S. securities markets.

AXA Rosenberg employs a bottom-up approach to investing by evaluating the financial characteristics of individual stocks rather than forecasting the trends in markets, investment styles or sectors. AXA Rosenberg seeks to identify mispriced stocks across industries and countries, through rigorous analysis of a company's fundamental data. AXA Rosenberg's stock selection process is driven by proprietary technology known as ''expert systems,'' which are designed to analyze the fundamentals of the more than 19,000 securities currently in AXA Rosenberg's global universe. AXA Rosenberg uses two stock selection models to evaluate the relative attractiveness of the stocks in its universe: (1) its Valuation Model, which estimates the fair value for each company in its database by assessing various fundamental data such as company financial statistics, and (2) its Earnings Forecast Model, which estimates year-ahead earnings by analyzing fundamental data and investor sentiment data such as analysts' earnings estimates and broker buy/sell recommendations.

AXA Rosenberg favors stocks that appear attractive from the perspective of the Valuation and Earnings Forecast Models while seeking to construct a portfolio that is similar to its MSCI-EAFE Value Index benchmark with respect to characteristics such as market capitalization, country and industry weightings, and other risk exposures.

The Fund may engage in active and frequent trading of the securities in its portfolio (e.g., greater than 100% turnover), which would increase transaction costs incurred by the Fund.

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Principal determines the portion of the Fund's assets each Sub-Advisor will manage and may, from time-to-time, reallocate Fund assets between the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals or changes in the number of Sub-Advisors. Ordinarily, reallocations of Fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times existing Fund assets may be reallocated among Sub-Advisors.

Initially, Principal has allocated approximately 50% of the Fund’s assets to each Sub-Advisor.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Underlying Fund Risk	• Equity Securities Risk	• Active Trading Risk
• Foreign Securities Risk	• Derivatives Risk	• Exchange-Traded Funds (“ETFs”) Risk
• Exchange Rate Risk	• Emerging Market Risk	• Securities Lending Risk
• Value Stock Risk

AXA Rosenberg and Causeway Capital have been the Sub-Advisors to the Fund since its inception.

The Fund is actively managed against the Morgan Stanley Capital International Europe, Australasia, Far East ("MSCI EAFE") Value Index. The MSCI EAFE Value Index is a subset of the MSCI EAFE Index, which is an unmanaged index that measures the stock returns of companies in developed economies outside of North America. The MSCI EAFE Value Index consists of securities classified by MSCI as most representing the value style.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For The Period Ended October 31, 2008 (estimated)	Class(1)

Management Fees	1.10%
Other Expenses	0.07
Total Annual Fund Operating Expenses	1.17%
Expense Reimbursement	0.04
Net Expenses	1.13%

(1)	Principal has contractually agreed to limit the Fund’s expenses attributable to Institutional class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2010. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.13%.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares

	1	3

Institutional Class	$115	$367

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THE COSTS OF INVESTING

Fees and Expenses of the Funds

Fund shares are sold without a front-end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Funds purchased with reinvested dividends or other distributions.

In addition to the ongoing fees listed below, the Institutional Class of the Funds may pay a portion of investment related expenses (e.g., interest on reverse repurchase agreements) that are allocated to all classes of the Funds.

Ongoing Fees

Ongoing Fees reduce the value of each share. Because they are ongoing, they increase the cost of investing in the Funds.

Each Fund pays ongoing fees to the Manager and others who provide services to the Fund. These fees include:

•	Management Fee - Through the Management Agreement with the Fund, Principal has agreed to provide investment advisory services and corporate administrative services to the Fund.
•	Other Expenses - A portion of expenses that are allocated to all classes of the Fund.

Princor and PFD are the Funds’ principal underwriters for Institutional Class shares. They may, from time-to-time, at their expense, pay a bonus or other consideration or incentive to dealers who have sold or may sell significant amounts of shares. Any such bonus or incentive program will not change the price investors pay for the purchase of the Funds' shares or the amount that any particular Fund receives as the proceeds from such sales. In addition, the Distributors or their affiliates may provide financial support to dealers that sell shares of the Funds. This support is based primarily on the amount of sales of fund shares and/or total assets in the Funds. The amount of support may be affected by total sales; net sales; levels of redemptions; the dealers' support of, and participation in, the Distributors’ marketing programs and the extent of a dealer's marketing programs relating to the Funds. Financial support to dealers may be made from payments from the Distributors’ resources and from its retention of underwriting concessions.

CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS

The Statement of Additional Information (SAI) contains additional information about investment strategies and their related risks.

Credit and Counterparty Risk

Each of the funds is subject to the risk that the issuer or guarantor of a fixed-income security or other obligation, the counterparty to a derivatives contract or repurchase agreement, or the borrower of a portfolio's securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Liquidity Risk

A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund's ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management Risk

Each of the funds is actively managed by its investment advisor or sub-advisor(s). The performance of a fund that is actively managed will reflect in part the ability of the advisor or sub-advisor(s) to make investment decisions that are suited to achieving the fund's investment objective. If the advisor's or sub-advisor(s)' strategies do not perform as expected, a fund could underperform other mutual funds with similar investment objectives or lose money.

Securities and Investment Practices

Market Volatility. Equity securities include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a

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corporation. The value of a company's stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company's products or services. A stock's value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company's stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company's stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable, or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.

Interest Rate Changes. Fixed-income securities are sensitive to changes in interest rates. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes.

Credit Risk. Fixed-income security prices are also affected by the credit quality of the issuer. Investment grade debt securities are medium and high quality securities. Some bonds, such as lower grade or "junk" bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers.

Loaned Securities

The Funds may lend their portfolio securities to unaffiliated broker-dealers and other unaffiliated qualified financial institutions. These transactions involve a risk of loss to the Funds if the counterparty should fail to return such securities to the Funds upon demand or if the counterparty's collateral invested by the Funds declines in value as a result of the investment losses.

Bank Loans (also known as Senior Floating Rate Interests)

The Core Plus Bond Fund I may invest in bank loans. Bank loans hold the most senior position in the capital structure of a business entity (the "Borrower"), are typically secured by specific collateral, and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Bank loans are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the bank loan. Bank loans are rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower's obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Bank loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR) or the prime rate offered by one or more major United States banks.

Bank loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the borrower to repay, prepayments of senior floating rate interests may occur.

Currency Contracts

The Funds may each enter into forward currency contracts, currency futures contracts and options, and options on currencies for hedging and other purposes. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. A Fund will not hedge currency

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exposure to an extent greater than the aggregate market value of the securities held or to be purchased by the Fund (denominated or generally quoted or currently convertible into the currency).

Hedging is a technique used in an attempt to reduce risk. If a Fund's Sub-Advisor hedges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investment, these techniques could result in a loss. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the other party to the transaction does not perform as promised. There is also a risk of government action through exchange controls that would restrict the ability of the Fund to deliver or receive currency.

Forward Commitments

Although not a principal investment strategy, each of the Funds may enter into forward commitment agreements. These agreements call for the Fund to purchase or sell a security on a future date at a fixed price. Each of the Funds may also enter into contracts to sell its investments either on demand or at a specific interval.

Warrants

Each of the Funds may invest in warrants though neither of the Funds uses such investments as a principal investment strategy. A warrant is a certificate granting its owner the right to purchase securities from the issuer at a specified price, normally higher than the current market price.

Real Estate Investment Trusts

The Funds may invest in real estate investment trust securities, herein referred to as "REITs." REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. As an investor in a REIT, the Fund will be subject to the REIT's expenses, including management fees, and will remain subject to the Fund's advisory fees with respect to the assets so invested. REIT's are also subject to the possibilities of failing to qualify for the special tax treatment accorded REITs under the Code, and failing to maintain their exemptions from registration under the 1940 Act.

High Yield Securities

The Core Plus Bond Fund I may invest in debt securities rated BB or lower by S&P or Ba or lower by Moody's or, if not rated, determined to be of equivalent quality by the Manager or the Sub-Advisor. Such securities are sometimes referred to as high yield or "junk bonds" and are considered speculative.

Investment in high yield bonds involves special risks in addition to the risks associated with investment in highly rated debt securities. High yield bonds may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated debt securities.

Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities. The ability of a Fund to achieve its investment objective may, to the extent of its investment in high yield bonds, be more dependent on such credit analysis than would be the case if the Fund were investing in higher quality bonds.

High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. If the issuer of high yield bonds defaults, a Fund may incur additional expenses to seek recovery.

The secondary market on which high yield bonds are traded may be less liquid than the market for higher-grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a Fund could sell a high

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yield bond and could adversely affect and cause large fluctuations in the daily price of the Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield bonds, especially in a thinly traded market.

The use of credit ratings for evaluating high yield bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to change credit ratings in a timely manner to reflect subsequent events. If a credit rating agency changes the rating of a portfolio security held by a Fund, the Fund may retain the security if the Manager or Sub-Advisor thinks it is in the best interest of shareholders.

Initial Public Offerings ("IPOs")

The International Value Fund I may invest in IPOs. An IPO is a company's first offering of stock to the public. IPO risk is that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares by sales of additional shares and by concentration of control in existing management and principal shareholders.

When the Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs because such investments would have a magnified impact on the Fund. As the Fund's assets grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance. Because of the price volatility of IPO shares, a Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and lead to increased expenses to the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders.

Derivatives

To the extent permitted by its investment objectives and policies, each of the Funds may invest in securities that are commonly referred to as derivative securities. Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices, or other financial indicators (reference indices).

Some derivatives, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a Fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities. The Funds may enter into put or call options, futures contracts, options on futures contracts, over-the-counter swap contracts (e.g., interest rate swaps, total return swaps and credit default swaps), and forward currency contracts for both hedging and non-hedging purposes.

Generally, neither Fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the Fund or the reference currency relates to an eligible investment for the Fund.

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The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates. The risks associated with derivative investments include:

•	the risk that the underlying security, interest rate, market index, or other financial asset will not move in the direction the Manager or Sub-Advisor anticipated;
•	the possibility that there may be no liquid secondary market which may make it difficult or impossible to close out a position when desired;
•	the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund's initial investment; and
•	the possibility that the counterparty may fail to perform its obligations.

Exchange Traded Funds (ETFs)

These are a type of index or actively managed fund bought and sold on a securities exchange. An ETF trades like common stock. Shares in an index ETF represent an interest in a fixed portfolio of securities designed to track a particular market index. A Fund could purchase shares issued by an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although ETFs have management fees that increase their costs.

Convertible Securities

Convertible securities are fixed-income securities that a Fund has the right to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed-income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed-income securities.

Convertible securities have lower yields than comparable fixed-income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

The Funds treat convertible securities as both fixed-income and equity securities for purposes of investment policies and limitations because of their unique characteristics. The Funds may invest in convertible securities without regard to their ratings.

Foreign Investing

As a principal investment strategy, the International Value Fund I may invest Fund assets in securities of foreign companies. The Core Plus Bond Fund I may invest in securities of foreign companies but not as a principal investment strategy. For the purpose of this restriction, foreign companies are:

•	companies with their principal place of business or principal office outside the U.S. or
•	companies for which the principal securities trading market is outside the U.S.

Foreign companies may not be subject to the same uniform accounting, auditing, and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges.

Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of Fund assets is not invested and earning no return. If a Fund is unable to make intended security purchases due to settlement problems, the Fund may miss attractive investment opportunities. In addition, a Fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.

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With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect a Fund's investments in those countries. In addition, a Fund may also suffer losses due to nationalization, expropriation, or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility or exchange rates could result in investment losses for a Fund. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to Fund investors.

Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the Funds intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a Fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of a Fund's portfolio. A Fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.

A Fund may choose to invest in a foreign company by purchasing depositary receipts. Depositary receipts are certificates of ownership of shares in a foreign-based issuer held by a bank or other financial institution. They are alternatives to purchasing the underlying security but are subject to the foreign securities to which they relate.

Investments in companies of developing (also called “emerging”) countries are subject to higher risks than investments in companies in more developed countries. These risks include:

•	increased social, political, and economic instability;
•	a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
•	lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
•	foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
•	relatively new capital market structure or market-oriented economy;
•	the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;
•	restrictions that may make it difficult or impossible for the Fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
•	possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial and, in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.

Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.

Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

Small and Medium Capitalization Companies

The Core Plus Bond Fund I may invest in securities of companies with small- or mid-sized market capitalizations, but not as a principal investment strategy. The International Value Fund I invests in the securities of foreign companies without regard to the market capitalizations of those companies. Market capitalization is defined as total current market

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value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Small companies may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources, or less depth in management than larger or more established companies. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies.

Temporary Defensive Measures

From time to time, as part of its investment strategy, each Fund may invest without limit in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic, or political conditions. To the extent that the Fund is in a defensive position, it may lose the benefit of upswings and limit its ability to meet its investment objective. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper, and commercial paper master notes which are floating rate debt instruments without a fixed maturity. In addition, a Fund may purchase U.S. government securities, preferred stocks, and debt securities, whether or not convertible into or carrying rights for common stock.

There is no limit on the extent to which the Funds may take temporary defensive measures. In taking such measures, the Fund may fail to achieve its investment objective.

Portfolio Turnover

"Portfolio Turnover" is the term used in the industry for measuring the amount of trading that occurs in a Fund's portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year.

Funds with high turnover rates (more than 100%) often have higher transaction costs (which are paid by the Fund) which may have an adverse impact on the Fund's performance.

Please consider all the factors when you compare the turnover rates of different funds. A fund with consistently higher total returns and higher turnover rates than another fund may actually be achieving better performance precisely because the managers are active traders.

MANAGEMENT OF THE FUNDS

The Manager

Principal Management Corporation ("Principal") serves as the manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal's address is Principal Financial Group, 680 8th Street, Des Moines, Iowa 50392.

The Sub-Advisors

Principal has signed contracts with various Sub-Advisors. Under the sub-advisory agreements, the Sub-Advisor agrees to assume the obligations of Principal to provide investment advisory services to the portion of the assets of a specific Fund allocated to it by Principal. For these services, the Sub-Advisor is paid a fee by Principal. Information regarding the Sub-Advisors and individual portfolio managers is set forth below. The Statement of Additional

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Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of securities in each of the Funds.

Sub-Advisor: AXA Rosenberg Investment Management LLC (“AXA Rosenberg”) provides investment advisory services to a number of institutional investors. AXA Rosenberg's address is 4 Orinda Way, Building E, Orinda, CA 94563.

Day-to-day
Fund	Fund Management
International Value Fund I	William Ricks

William Ricks, Ph.D. Dr. Ricks has been the Chief Executive Officer and Chief Investment Officer for the past five years. He is responsible for overseeing the implementation of AXA Rosenberg's investment strategies, which are primarily driven by stock selection and portfolio construction models. To that end, he has overall responsibility for the implementation of AXA Rosenberg's investment strategies and the various aspects of AXA Rosenberg's investment process, including trading, operations, portfolio engineering and portfolio construction. Dr. Ricks has served as a portfolio manager for the International Value Fund I since 2008. He earned a BS from the University of New Orleans and a Ph.D from the University of California, Berkeley.

Sub-Advisor: Causeway Capital Management LLC ("Causeway") provides investment advisory services to numerous institutional clients and funds. Causeway’s address is 11111 Santa Monica Boulevard, Suite 1500, Los Angeles, CA 90025.

The day-to-day portfolio management is shared by a team of portfolio managers. The portfolio managers operate as a team, sharing authority, with no limitation on the authority of one portfolio manager in relation to another.

Day-to-day
Fund	Fund Management
International Value Fund I	James A. Doyle
Kevin Durkin
Jonathan P. Eng
Harry W. Hartford
Sarah H. Ketterer

James A. Doyle. Mr. Doyle is a director of Causeway and is responsible for research in the global consumer discretionary, financials and information technology sectors. He has served as a portfolio manager for the International Value Fund I since 2008 and for Causeway since June 2001. Previously, Mr. Doyle was with the Hotchkis and Wiley division of Merrill Lynch Investment Managers, L.P. since 1997, where he was a vice president and the head of investment research for the International and Global Value Equity Team in Los Angeles. Mr. Doyle earned a BA in Economics from Northwestern University and an MBA in Finance from the Wharton School, University of Pennsylvania.

Kevin Durkin. Mr. Durkin is a vice president of Causeway and is responsible for research in the global consumer staples, industrials and energy sectors. He has served as a portfolio manager for the International Value Fund I since 2008. Mr. Durkin has been a portfolio manager at Causeway since January 2006 and was a research associate from June 2001 to January 2006. Mr. Durkin earned a BS from Boston College and an MBA from the University of Chicago.

Jonathan P. Eng. Mr. Eng is a director of Causeway and is responsible for research in the consumer discretionary, industrials and materials sectors. He has served as a portfolio manager for the International Value Fund I since 2008.

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Mr. Eng has been a portfolio manager at Causeway since February 2002. Mr. Eng earned a BA in History and Economics from Brandeis University and an MBA from the Anderson Graduate School of Management at UCLA.

Harry W. Hartford. Mr. Hartford is the president of Causeway and is responsible for research in the global financials and materials sectors. He has served as a portfolio manager for the International Value Fund I since 2008 and for Causeway since co-founding the firm in June 2001. Mr. Hartford earned a BA in Economics from the University of Dublin, Trinity College and an MS in Economics from Oklahoma State University.

Sarah H. Ketterer. Ms. Ketterer is the chief executive officer of Causeway and is responsible for research in the global financials and healthcare sectors. She has served as a portfolio manager for the International Value Fund I since 2008 and for Causeway since co-founding the firm in June 2001. Ms. Ketterer earned a BA in Economics and Political Science from Stanford University and an MBA from the Amos Tuck School, Dartmouth College.

Sub-Advisor: Pacific Investment Management Company LLC ("PIMCO") was organized in 1971 and provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. PIMCO is located at 840 Newport Center Drive, Newport Beach, CA 92660.

Day-to-day
Fund	Fund Management
Core Plus Bond Fund I	William H. Gross

William H. Gross. Mr. Gross is the Managing Director, Chief Investment Officer and a founding partner of PIMCO. He has managed investment portfolios for the past five years. Mr. Gross has served as a portfolio manager for the Core Plus Bond Fund I since 2008. He earned a BA from Duke University and an MBA from the UCLA Graduate School of Business.

Duties of Principal and Sub-Advisors

Principal or the Sub-Advisor provides the Directors of the Fund with a recommended investment program. The program must be consistent with the Fund's investment objective and policies. Within the scope of the approved investment program, the Sub-Advisor advises the Fund on its investment policy and determines which securities are bought or sold, and in what amounts.

One of the Funds has multiple Sub-Advisors. For that Fund, Principal determines the portion of the Fund's assets to be managed by the Sub-Advisors and may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals or changes in the number of Sub-Advisors. Ordinarily, reallocations of Fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times existing Fund assets may be reallocated among Sub-Advisors.

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Fees Paid to Principal

Principal Funds pays Principal a fee for its services, which includes any fee Principal pays to the Sub-Advisor. The fee each Fund will pay (as a percentage of the average daily net assets) is:

Core Plus Bond Fund I	International Value Fund I
0.60% on the first $500 million	1.10% on the first $500 million
0.58% on the next $500 million	1.08% on the next $500 million
0.56% on the next $500 million	1.06% on the next $500 million
0.55% on the next $500 million	1.05% over $1.5 billion
0.53% on the next $500 million
0.50% over $2.5 billion

A discussion regarding the basis for the Board of Directors approving the management agreement with Principal and the sub-advisory agreements with these Sub-Advisors will be included in the annual report to shareholders for the fiscal year ended October 31, 2008, which will be available 60 days after that date. A discussion regarding the basis for the Board of Directors approving the management agreement with Principal and the sub-advisory agreements with AXA Rosenberg and Causeway was included in the semi-annual report to shareholders for the period ended April 30, 2008.

Under an order received from the SEC, Principal Funds and Principal, may enter into and materially amend agreements with Sub-Advisors, other than those affiliated with Principal, without obtaining shareholder approval. For any Fund that is relying on that order, Principal may, without obtaining shareholder approval:

•	hire one or more Sub-Advisors;
•	change Sub-Advisors; and
•	reallocate management fees between itself and Sub-Advisors.

Principal has ultimate responsibility for the investment performance of each Fund that utilizes a Sub-Advisor due to its responsibility to oversee Sub-Advisors and recommend their hiring, termination, and replacement. No Fund will rely on the order until it receives approval from its shareholders or, in the case of a new Fund, the Fund's sole initial shareholder before the Fund is available to the other purchasers, and the Fund states in its prospectus that it intends to rely on the order.

The shareholders of each of the Funds have approved the Fund's reliance on the order and each Fund intends to rely on the order.

Distribution Agreements

Principal may pay compensation, from its own resources, to certain financial intermediaries for the distribution, promotion, sale of Fund shares, and for providing services to shareholders. If one mutual fund sponsor makes greater distribution assistance payments than another, your investment representative or his or her financial intermediary may have an incentive to recommend one fund complex over another.

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PRICING OF FUND SHARES

Each Fund's shares are bought and sold at the current share price. The share price of each class of each Fund is calculated each day the New York Stock Exchange ("NYSE") is open (shares are not priced on the days on which the NYSE is closed for trading, generally New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday/Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas). The share price is determined as of the close of business of the NYSE (normally 3:00 p.m. Central Time). When an order to buy or sell shares is received, the share price used to fill the order is the next price calculated after the order is received in good order by us at our transaction processing center in Canton, Massachusetts. In order for us to process your purchase order on the day it is received, we must receive the order (with complete information):

•	on a day that the NYSE is open and
•	prior to the close of trading on the NYSE (normally 3 p.m. Central Time).

Orders received after the close of the NYSE or on days that the NYSE is not open will be processed on the next day that the NYSE is open for normal trading.

If we receive an application or purchase request for a new mutual fund account or subsequent purchase into an existing account that is accompanied by a check and the application or purchase request does not contain complete information, we may hold the application (and check) for up to two business days while we attempt to obtain the necessary information. If we receive the necessary information within two business days, we will process the order using the next share price calculated. If we do not receive the information within two business days, the application and check will be returned to you.

For these Funds, the share price is calculated by:

•	taking the current market value of the total assets of the Fund
•	subtracting liabilities of the Fund
•	dividing the remainder proportionately into the classes of the Fund
•	subtracting the liability of each class
•	dividing the remainder by the total number of shares owned in that class.

NOTES:

•	If market quotations are not readily available for a security owned by a Fund, its fair value is determined using a policy adopted by the Directors. Fair valuation pricing is subjective and creates the possibility that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.
•	A Fund's securities may be traded on foreign securities markets that generally complete trading at various times during the day prior to the close of the NYSE. Generally, the values of foreign securities used in computing a Fund's NAV are the market quotations as of the close of the foreign market. Foreign securities and currencies are also converted to U.S. dollars using the exchange rate in effect at the close of the NYSE. Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The Fund has adopted policies and procedures to "fair value" some or all securities held by a Fund if significant events occur after the close of the market on which the foreign securities are traded but before the Fund's NAV is calculated.

Significant events can be specific to a single security or can include events that affect a particular foreign market or markets. A significant event can also include a general market movement in the U.S. securities markets. If Principal believes that the market value of any or all of the foreign securities is materially affected by such an event, the securities will be valued, and the Fund's NAV will be calculated, using the policy adopted by the Fund. These fair valuation procedures are intended to discourage shareholders from investing in the Fund for the purpose of engaging in market timing or arbitrage transactions.

The trading of foreign securities generally or in a particular country or countries may not take place on all days the NYSE is open, or may trade on days the NYSE is closed. Thus, the value of the foreign securities held by the Fund may change on days when shareholders are unable to purchase or redeem shares.

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•	Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time. These may be referred to as local price and premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The Fund has a policy to value such securities at a price at which the Sub-Advisor expects the securities may be sold.

PURCHASE OF FUND SHARES

Shares may be purchased from Princor or PFD, the Principal Funds’ principal underwriters for Institutional Class shares. There are no sales charges on Institutional Class shares of the Fund. There are no restrictions on amounts to be invested in Institutional Class shares of the Fund.

Shareholder accounts for the Fund are maintained under an open account system. Under this system, an account is opened and maintained for each investor. Each investment is confirmed by sending the investor a statement of account showing the current purchase or sale and the total number of shares owned. The statement of account is treated by the Fund as evidence of ownership of Fund shares. Share certificates are not issued.

The Fund may reject or cancel any purchase orders for any reason. For example, the Fund does not intend to permit market timing because short-term or other excessive trading into and out of the Funds may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the Fund may reject any purchase orders from market timers or investors that, in Principal's opinion, may be disruptive to the Fund. For these purposes, Principal may consider an investor's trading history in the Fund or other Funds sponsored by Principal Life and accounts under common ownership or control.

Payments are to be made via personal or financial institution check (for example, a bank or cashier’s check). We reserve the right to refuse any payment that we feel presents a fraud or money laundering risk. Examples of the types of payments we will not accept are cash, money orders, travelers’ checks, credit card checks, and foreign checks.

Principal may recommend to the Board, and the Board may elect, to close certain funds to new and existing investors.

REDEMPTION OF FUND SHARES

You may redeem shares of the Fund upon request. There is no charge for the redemption. Shares are redeemed at the NAV per share next computed after the request is received by the Fund in proper and complete form.

Principal Funds generally sends payment for shares sold the business day after the sell order is received. Under unusual circumstances, Principal Funds may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

Distributions in Kind. Payment for shares of the Funds tendered for redemption is ordinarily made by check. However, the Funds may determine that it would be detrimental to the remaining shareholders of a Fund to make payment of a redemption order wholly or partly in cash. Under certain circumstances, therefore, each of the Funds may pay the redemption proceeds in whole or in part by a distribution "in kind" of securities from the Fund's portfolio in lieu of cash. If a Fund pays the redemption proceeds in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. Each Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities as described in this prospectus.

Redemption fees. Principal Funds’ board of directors has determined that it is not necessary to impose a fee upon the redemption of fund shares, because Principal Funds has adopted transfer restrictions as described in "Exchange of Fund Shares."

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EXCHANGE OF FUND SHARES

An exchange between Funds is a redemption of shares of one Fund and a concurrent purchase of shares in another Fund with the redemption proceeds. A shareholder, including a beneficial owner of shares held in nominee name or a participant in a participant-directed employee benefit plan, may exchange Fund shares under certain circumstances. In addition to any restrictions an intermediary or an employee benefit plan imposes, Fund shares may be exchanged, without charge, for shares of any other Fund of Principal Funds, provided that:

•	the shareholder has not exchanged shares of the Fund within 30 days preceding the exchange, unless the shareholder is exchanging into the Money Market Fund,
•	the share class of such other Fund is available through the plan, and
•	the share class of such other Fund is available in the shareholder's state of residence.

All exchanges completed on the same day are considered a single exchange for purposes of this exchange limitation. In addition, Principal Funds will reject an order to purchase shares of any Fund, except shares of the Money Market Fund, if the shareholder redeemed shares from that Fund within the preceding 30-day period. The 30-day exchange or purchase restriction does not apply to exchanges or purchases made on a scheduled basis such as scheduled periodic portfolio rebalancing transactions.

If Fund shares are purchased through an intermediary that is unable or unwilling to impose the 30-day exchange restriction described above, Fund management may waive this restriction in lieu of the exchange limitation that the intermediary is able to impose if, in management's judgment, such limitation is reasonably likely to prevent excessive trading in Fund shares. In order to prevent excessive exchanges, and under other circumstances where the Fund Board of Directors or the Manager believes it is in the best interests of the Fund, the Fund reserves the right to revise or terminate this exchange privilege, limit the amount or further limit the number of exchanges, reject any exchange or close an account.

DIVIDENDS AND DISTRIBUTIONS

Dividends are based on estimates of income, expenses, and shareholder activity for the Fund. Actual income, expenses, and shareholder activity may differ from estimates; consequently, differences, if any, will be included in the calculation of subsequent dividends. The Funds pay their net investment income to shareholders of record on the business day prior to the payment date. The payment schedule is as follows:

•	The Core Plus Bond Fund I pays its net investment income on a quarterly basis. The payment date is the last business day of March, June, September, and December.
•	The International Value Fund I pays its net investment income on an annual basis. The payment date is the last business day of the year.

Net realized capital gains, if any, are distributed annually. Generally the distribution is made on the fourth business day of December. Payments are made to shareholders of record on the business day prior to the payable date. Capital gains may be taxable at different rates, depending on the length of time that the Fund holds its assets.

Dividend and capital gains distributions will be reinvested, without a sales charge, in shares of the Fund from which the distribution is paid.

Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such regardless of how long Fund shares have been held. Special tax rules apply to Fund distributions to retirement plans. A tax advisor should be consulted to determine the suitability of the Fund as an investment by such a plan and the tax treatment of distributions by the Fund. A tax advisor can also provide information on the potential impact of possible foreign, state, and local taxes. A Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased.

To the extent that distributions the Funds pay are derived from a source other than net income (such as a return of capital), a notice will be included in your quarterly statement pursuant to Section 19(a) of the Investment Company Act

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of 1940, as amended, and Rule 19a-1 disclosing the source of such distributions. Furthermore, such notices shall be posted monthly on our web site at www.principalfunds.com. You may request a copy of all such notices, free of charge, by telephoning 1-800-222-5852. The amounts and sources of distributions included in such notices are estimates only and you should not rely upon them for purposes of reporting income taxes. The Fund will send shareholders a Form 1099-DIV for the calendar year that will tell shareholders how to report these distributions for federal income tax purposes.

FREQUENT PURCHASES AND REDEMPTIONS

The Funds are not designed for frequent trading or market timing activity. The Funds do not knowingly accommodate frequent purchases and redemptions of fund shares by investors. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase these Funds.

We consider frequent trading and market timing activities to be abusive trading practices because they:

•	Disrupt the management of the funds by
	•	forcing the Fund to hold short-term (liquid) assets rather than investing for long term growth, which results in lost investment opportunities for the Fund and
	•	causing unplanned portfolio turnover;
•	Hurt the portfolio performance of the Fund; and
•	Increase expenses of the Fund due to
	•	increased broker-dealer commissions and
	•	increased recordkeeping and related costs.

Certain Funds may be at greater risk for abusive trading practices. For example, a Fund that invests in foreign securities may appeal to investors attempting to take advantage of time-zone arbitrage. If we are not able to identify such abusive trading practices, the abuses described above will negatively impact the Fund.

We have adopted policies and procedures to help us identify and prevent abusive trading practices. In addition, the Funds monitor trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner.

If we, or a Fund, deem abusive trading practices to be occurring, we will take action that may include, but is not limited to:

•	Rejecting exchange instructions from the shareholder or other person authorized by the shareholder to direct exchanges;
•	Restricting submission of exchange requests by, for example, allowing exchange requests to be submitted by 1st class U.S. mail only and disallowing requests made by facsimile, overnight courier, telephone or via the internet;
•	Limiting the number of exchanges during a year;
•	Requiring a holding period of a minimum of 30 days before permitting exchanges among the Funds where there is evidence of at least one round-trip exchange (exchange or redemption of shares that were purchased within 30 days of the exchange/redemption); and
•	Taking such other action as directed by the Fund.

The Funds have reserved the right to accept or reject, without prior written notice, any exchange requests. In some instances, an exchange may be completed prior to a determination of abusive trading. In those instances, we will reverse the exchange. We will give you notice in writing in this instance.

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FUND ACCOUNT INFORMATION Orders Placed by Intermediaries

Principal Funds may have an agreement with your intermediary, such as a broker-dealer, third party administrator, or trust company, that permits the intermediary to accept orders on behalf of the Fund until 3 p.m. Central Time. The agreement may include authorization for your intermediary to designate other intermediaries ("sub-designees") to accept orders on behalf of the Fund on the same terms that apply to the intermediary. In such cases, if your intermediary or a sub-designee receives your order in correct form by 3 p.m. Central Time, transmits it to the Fund, and pays for it in accordance with the agreement, the Fund will price the order at the next net asset value per share it computes after your intermediary or sub-designee received your order.

Note: The time at which the Fund prices orders and the time until which the Fund or your intermediary or sub-designee will accept orders may change in the case of an emergency or if the NYSE closes at a time other than 3 p.m. Central Time.

Signature Guarantees

Certain transactions require that your signature be guaranteed. If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member, or brokerage firm. A signature guaranteed by a notary public or savings bank is not acceptable. Signature guarantees are required:

•	if you sell more than $100,000 from any one Fund;
•	if a sales proceeds check is payable to other than the account shareholder(s);
•	to change ownership of an account;
•	to add telephone transaction services and/or wire privileges to an existing account;
•	to change bank account information designated under an existing telephone withdrawal plan;
•	to exchange or transfer among accounts with different ownership; and
•	to have a sales proceeds check mailed to an address other than the address on the account or to the address on the account if it has been changed within the preceding 30 days.

Reservation of Rights

Principal Funds reserves the right to amend or terminate the special plans described in this prospectus. In addition, Principal Funds reserves the right to change the share class described herein. Shareholders will be notified of any such action to the extent required by law.

Financial Statements

Shareholders will receive annual financial statements for the Funds, audited by the Funds' independent registered public accounting firm, Ernst & Young LLP. Shareholders will also receive a semiannual financial statement that is unaudited.

PORTFOLIO HOLDINGS INFORMATION

A description of the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information.

Principal Funds, Inc.	FUND ACCOUNT INFORMATION	23
www.principal.com

APPENDIX A SUMMARY OF PRINCIPAL RISKS

The value of your investment in a Fund changes with the value of the investments held by that Fund. Many factors affect that value, and it is possible that you may lose money by investing in the Funds. Factors that may adversely affect a particular Fund as a whole are called "principal risks." The principal risks of investing in the Funds are stated above as to each Fund in the Fund's description. Each of these risks is summarized below. Additional information about the Funds, their investments, and the related risks is located under "Certain Investment Strategies and Related Risks" and in the Statement of Additional Information.

Active Trading Risk

A fund that actively trades portfolio securities in an attempt to achieve its investment objective may have high portfolio turnover rates that may increase the fund's brokerage costs, accelerate the realization of taxable gains, and adversely impact fund performance.

Derivatives Risk

Derivatives are investments whose values depend on or are derived from other securities or indexes. A fund's use of certain derivative instruments (such as options, futures, and swaps) could produce disproportionate gains or losses. Derivatives are generally considered riskier than direct investments and, in a down market, could become harder to value or sell at a fair price.

Emerging Market Risk

Investments in emerging market countries involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include: high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.

Equity Securities Risk

Equity securities include common, preferred, and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants, and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and the price of equity securities (and their equivalents) will fluctuate. The value of equity securities purchased by a fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

Exchange Rate Risk

Because foreign securities are generally denominated in foreign currencies, the value of the net assets of a fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the funds are authorized to enter into certain foreign currency exchange transactions. In addition, the funds' foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

Exchange-Traded Funds (“ETFs”) Risk

To the extent that a Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which the ETF is based, and the value of the Fund’s investment will fluctuate in response to the performance of the underlying index. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses.

Fixed-Income Securities Risk

Fixed-income securities are generally subject to two principal types of risks: interest rate risk and credit quality risk.

24	APPENDIX A	Principal Funds, Inc.
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Interest Rate Risk. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline.

Credit Quality Risk. Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund's investments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by a fund may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest.

Foreign Securities Risk

Foreign securities carry risks that are not generally found in securities of U.S. companies. These risks include the loss of value as a result of political instability and financial and economic events in foreign countries. In addition, nationalization, expropriation or confiscatory taxation, and foreign exchange restrictions could adversely affect a fund's investments in a foreign country. Foreign securities may be subject to less stringent reporting, accounting, and disclosure standards than are required of U.S. companies, and foreign countries may also have problems associated with and causing delays in the settlement of sales.

High Yield Securities Risk

Fixed-income securities that are not investment grade are commonly referred to as high yield securities or "junk bonds." While these securities generally provide greater income potential than investments in higher rated fixed-income securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt. High yield securities generally involve greater price volatility and may be less liquid than higher rated fixed-income securities. High yield securities are considered speculative by the major credit rating agencies.

Prepayment Risk

Mortgage-backed and asset-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled payments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of a fund.

Securities Lending Risk

The principal risk of securities lending is that the financial institution that borrows securities from the Fund could go bankrupt or otherwise default on its commitment under the securities lending agreement and the Fund might not be able to recover the loaned securities or their value.

Short Sale Risk

A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. A Fund may also enter into a short derivative position through a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

Underlying Fund Risk

The Principal LifeTime Funds and the Strategic Asset Management ("SAM") Portfolios operate as funds of funds and invest principally in Underlying Funds. From time to time, an underlying fund may experience relatively large investments or redemptions by a fund of funds due to the reallocation or rebalancing of its assets. These transactions may have adverse effects on underlying fund performance to the extent an underlying fund is required to sell portfolio

Principal Funds, Inc.	SUMMARY OF PRINCIPAL RISKS	25
www.principal.com

securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so. This may be particularly important when a fund of funds owns a significant portion of an underlying fund. These transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains, and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.

Principal is the advisor to the Principal LifeTime Funds, SAM Portfolios, and each of the Underlying Funds. Principal Global Investors, LLC ("PGI") is Sub-Advisor to the Principal LifeTime Funds and Edge Asset Management, Inc. ("Edge") is the Sub-Advisor to the SAM Portfolios. Either PGI or Edge also serve as Sub-Advisor to some or all of the Underlying Funds. Principal, PGI, and Edge are committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

Value Stock Risk

A fund's investments in value stocks carry the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced. A value stock may not increase in price if other investors fail to recognize the company's value and bid up the price or invest in markets favoring faster growing companies. A fund's strategy of investing in value stocks also carries the risk that in certain markets value stocks will underperform growth stocks.

26	SUMMARY OF PRINCIPAL RISKS	Principal Funds, Inc.
1-800-222-5852

APPENDIX B Description of Bond Ratings: Moody's Investors Service, Inc. Rating Definitions: Long-Term Obligation Ratings

Moody's long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa:	Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.
Aa:	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A:	Obligations rated A are considered upper-medium grade and are subject to low credit risk.
Baa:	Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.
Ba:	Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.
B:	Obligations rated B are considered speculative and are subject to high credit risk.
Caa:	Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.
Ca:	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C:	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

NOTE: Moody's appends numerical modifiers, 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of that generate rating category.

SHORT-TERM NOTES: The four ratings of Moody's for short-term notes are MIG 1, MIG 2, MIG 3, and MIG 4. MIG 1 denotes "best quality, enjoying strong protection from established cash flows." MIG 2 denotes "high quality" with "ample margins of protection." MIG 3 notes are of "favorable quality...but lacking the undeniable strength of the preceding grades." MIG 4 notes are of "adequate quality, carrying specific risk for having protection...and not distinctly or predominantly speculative."

Description of Moody's Commercial Paper Ratings:

Moody's Commercial Paper ratings are opinions of the ability to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations.

Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations.

Principal Funds, Inc.	APPENDIX B	27
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Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

Description of Standard & Poor's Corporation's Debt Ratings:

A Standard & Poor's debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources Standard & Poor's considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

I.	Likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

II.	Nature of and provisions of the obligation;

III.	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditor's rights.

AAA:	Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA:	Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest-
rated issues only in small degree.

A:	Debt rated "A" has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-
rated categories.

BBB:	Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.

BB, B, CCC, CC: Debt rated "BB," "B," "CCC," and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C:	The rating "C" is reserved for income bonds on which no interest is being paid.

D:	Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.

28	APPENDIX B	Principal Funds, Inc.
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Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional Ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

NR:

Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

Standard & Poor's, Commercial Paper Ratings

A Standard & Poor's Commercial Paper Rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Ratings are applicable to both taxable and tax-exempt commercial paper. The four categories are as follows:

A:	Issues assigned the highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety.

A-1:	This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Issues that possess overwhelming safety characteristics will be given a "+" designation.

A-2:	Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated "A-1."

A-3:	Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the highest designations.

B:	Issues rated "B" are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

C:	This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D:	This rating indicates that the issue is either in default or is expected to be in default upon maturity.

The Commercial Paper Rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor's by the issuer and obtained by Standard & Poor's from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of, such information.

Standard & Poor's rates notes with a maturity of less than three years as follows:

SP-1:	A very strong, or strong, capacity to pay principal and interest. Issues that possess overwhelming safety characteristics will be given a "+" designation.

SP-2:	A satisfactory capacity to pay principal and interest.

SP-3:	A speculative capacity to pay principal and interest.

Principal Funds, Inc.	APPENDIX B	29
www.principal.com

ADDITIONAL INFORMATION

Additional information about Principal Funds (including the policy regarding the disclosure of portfolio securities) is available in the Statement of Additional Information dated September 30, 2008, which is incorporated by reference into this prospectus. Additional information about the Funds' investments is available in the Fund's annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year. The Statement of Additional Information and the Fund's annual and semiannual reports can be obtained free of charge by writing Principal Funds, P.O. Box 8024 Boston, MA 02266-8024. In addition, the Fund makes its Statement of Additional Information and annual and semiannual reports available, free of charge, on our website www.principal.com. To request this and other information about the Fund and to make shareholder inquiries, telephone 1-800-222-5852.

Information about the Principal Funds (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about Principal Funds are available on the EDGAR Database on the Commission's internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

The U.S. government does not insure or guarantee an investment in any of the Funds.

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, nor are shares of the Funds federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

Principal Investors Fund, Inc. SEC File 811-07572

30	ADDITIONAL INFORMATION	Principal Funds, Inc.
1-800-222-5852

PRINCIPAL FUNDS, INC.
(formerly known as Principal Investors Fund, Inc.)

CORE PLUS BOND FUND I
R-1 CLASS SHARES
R-2 CLASS SHARES
R-3 CLASS SHARES
R-4 CLASS SHARES
R-5 CLASS SHARES

(formerly known as Advisors Signature, Advisors Select, Advisors Preferred,
Select, and Preferred Class Shares, respectively)

The date of this Prospectus is September 30, 2008.

Risk/Return Summary	3
Core Plus Bond Fund I	5
The Costs of Investing	7
Distribution Plans and Intermediary Compensation	7
Certain Investment Strategies and Related Risks	10
Management of the Funds	15
Pricing of Fund Shares	17
Purchase of Fund Shares	18
Redemption of Fund Shares	18
Exchange of Fund Shares	19
Frequent Purchases and Redemptions	19
Dividends and Distributions	20
Fund Account Information	20
Portfolio Holdings Information	21
Appendix A - Summary of Principal Risks	22
Appendix B - Description of Bond Ratings	24
Additional Information	27

2 Principal Funds, Inc.
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RISK/RETURN SUMMARY

Principal Funds, Inc. (“Principal Funds”) offers many investment portfolios, one of which, Core Plus Bond Fund I (“the Fund”), is offered through this prospectus. Princor Financial Services Corporation* ("Princor") and Principal Funds Distributor, Inc.* (“PFD”) are co-distributors (together, “the Distributors”) for R-1, R-2, R-3, R-4, and R-5 Class shares. Principal Management Corporation* ("Principal"), the manager of the Fund, seeks to provide a broad range of investment approaches through Principal Funds. The Sub-Advisor for the Core Plus Bond Fund I is Pacific Investment Management Company LLC (“PIMCO”).

*Principal Management Corporation; Principal Funds Distributor, and Princor Financial Services Corporation are affiliates of Principal Life Insurance Company and with it are subsidiaries of Principal Financial Group, Inc. and members of the Principal Financial Group®.

The Fund offers five classes of shares through this prospectus, each of which may be purchased through retirement plans though not all plans offer the Fund. Such plans may impose fees in addition to those charged by the Fund. The services or share classes available to you may vary depending upon how you wish to purchase shares of the Fund. Each share class represents investments in the same portfolio of securities, but each class has its own expense structure, allowing you to choose the class that best meets your situation (not all classes are available to all plans).

EACH INVESTOR'S FINANCIAL CONSIDERATIONS ARE DIFFERENT. YOU SHOULD SPEAK WITH YOUR FINANCIAL ADVISOR TO HELP YOU DECIDE WHICH SHARE CLASS IS BEST FOR YOU.

In the description for the Fund, there is important information about the Fund's:

Main Strategies and Risks

This section describes the Fund's investment objective and summarizes how the Fund intends to achieve its investment objective. The Board of Directors may change the Fund's objective or investment strategies without a shareholder vote if it determines such a change is in the best interests of the Fund. If there is a material change to the Fund's investment objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its objective.

The section also describes the Fund's primary investment strategies (including the type or types of securities in which the Fund invests), any policy of the Fund to concentrate in securities of issuers in a particular industry or group of industries and the main risks associated with an investment in the Fund. A fuller discussion of risks appears later in the Prospectus under the caption "Certain Investment Strategies and Related Risks."

The Fund may invest up to 100% of its assets in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic, or political conditions as more fully described under the caption "Certain Investment Strategies and Related Risks-Temporary Defensive Measures."

The Fund is designed to be a portion of an investor's portfolio. The Fund is not intended to be a complete investment program. Investors should consider the risks of the Fund before making an investment and be prepared to bear investment losses during periods of adverse market conditions. The value of your investment in the Fund changes with the value of the investments held by the Fund. Many factors affect that value, and it is possible that you may lose money by investing in the Fund. Factors that may adversely affect the Fund as a whole are called "principal risks." The principal risks of investing in the Fund are stated in the Fund's description. These risks are more fully explained in Appendix A to this prospectus.

Fees and Expenses

The annual operating expenses for the Fund are deducted from the Fund's assets (stated as a percentage of Fund assets). The Fund's operating expenses are shown with the Fund. A discussion of the fees is found in the section of the Prospectus titled "The Costs of Investing."

Principal Funds, Inc.	RISK/RETURN SUMMARY	3
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The example is intended to help investors compare the cost of investing in this Fund with the cost of investing in other mutual funds.

NOTES:

•	No salesperson, dealer or other person is authorized to give information or make representations about a Fund other than those contained in this Prospectus. Information or representations not contained in this prospectus may not be relied upon as having been made by Principal Funds, the Fund, Principal, the Sub-Advisor, or the Distributors.

4 RISK/RETURN SUMMARY	Principal Funds, Inc.
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CORE PLUS BOND FUND I

Sub-Advisor(s):	Pacific Investment Management Company LLC ("PIMCO")

Objective:	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.

Investor Profile:	The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

Main Strategies and Risks

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the Lehman Brothers Aggregate Bond Index, which as of June 30, 2008 was 4.70 years.

The Fund invests primarily in investment grade debt securities, but may invest up to 20% of its total assets in high yield securities ("junk bonds") rated Ba or lower by Moody's, or BB or lower by S&P, or, if unrated, determined by PIMCO be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities of issuers that are economically tied to emerging market countries. Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Fixed-Income Securities Risk	• Securities Lending Risk	• Short Sale Risk
• High Yield Securities Risk	• Derivatives Risk	• Underlying Fund Risk
• Emerging Market Risk	• Exchange Rate Risk	• Foreign Securities Risk
• Prepayment Risk

PIMCO has been the Fund's Sub-Advisor since its inception.

The Fund is actively managed against the Lehman Brothers Aggregate Bond Index. The Lehman Brothers Aggregate Bond Index is an unmanaged index of domestic, taxable fixed-income securities. The index covers the U.S. investment-grade bond market, with components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Because the Fund’s inception is September 30, 2008, historical performance information is not available.

Principal Funds, Inc.	Core Plus Bond Fund I	5
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Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

	R-1	R-2	R-3	R-4	R-5
Estimated For The Period Ended October 31, 2008	Class(1)	Class(1)	Class(1)	Class(1)	Class(1)

Management Fees	0.60%	0.60%	0.60%	0.60%	0.60%
12b-1 Fees	0.35	0.30	0.25	0.10	0.00
Other Expenses*	0.54	0.46	0.33	0.29	0.27
Total Annual Fund Operating Expenses	1.49%	1.36%	1.18%	0.99%	0.87%

*Other Expenses Includes:
Service Fee	0.25%	0.25%	0.17%	0.15%	0.15%
Administrative Service Fee	0.28	0.20	0.15	0.13	0.11

(1)	Principal has contractually agreed to limit the Fund’s expenses attributable to R-1, R-2, R-3, R-4, and R-5 shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2010. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.53% for R-1, 1.40% for R-2, 1.22% for R-3, 1.03% for R-4, and 0.91% for R-5 shares, respectively.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

	Number of years you own your shares

	1	3

R-1 Class	$152	$471
R-2 Class	138	431
R-3 Class	120	375
R-4 Class	101	315
R-5 Class	89	278

6 Core Plus Bond Fund I	Principal Funds, Inc.
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THE COSTS OF INVESTING

Fees and Expenses of the Funds

The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Fund purchased with reinvested dividends or other distributions.

Ongoing Fees

Ongoing fees reduce the value of each share. Because they are ongoing, they increase the cost of investing in the Fund.

The Fund pays ongoing fees to Principal and others who provide services to the Fund. These fees include:

•	Management Fee - Through the Management Agreement with Principal Funds, Principal has agreed to provide investment advisory services and corporate administrative services to the Fund.
•	Distribution Fee - The Fund has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940. Under the plan, the R-1, R-2, R-3, and R-4 classes of the Fund pay a distribution fee based on the average daily net asset value (NAV) of the Fund. These fees pay distribution and other expenses for the sale of Fund shares and for services provided to shareholders. Over time, these fees may exceed other types of sales charges.
•	Service Fee - Principal has entered into a Service Agreement with Principal Funds under which Principal performs personal services for shareholders.
•	Administrative Services Fee - Principal has entered into an Administrative Services Agreement with Principal Funds under which Principal provides shareholder and administrative services for retirement plans and other beneficial owners of Fund shares.
•	Other Expenses - A portion of expenses that are allocated to all classes of Principal Funds.

DISTRIBUTION PLANS AND INTERMEDIARY COMPENSATION

The Fund has adopted a 12b-1 Plan for the R-1, R-2, R-3, and R-4 Class shares of the Fund. Under the 12b-1 Plans, the Fund will make payments from its assets attributable to the particular share class to the Fund's Distributors for distribution-related expenses and for providing services to shareholders of that share class. Payments under the 12b-1 plans will not automatically terminate for funds that are closed to new investors or to additional purchases by existing shareholders. The fund Board will determine whether to terminate, modify, or leave unchanged the 12b-1 plan at the time the Board directs the implementation of the closure of the fund. Because Rule 12b-1 fees are ongoing fees, over time they will increase the cost of an investment in the Fund and may cost more than paying other types of sales charges.

The Distributors for all of the share classes of Principal Funds described in this prospectus are Princor Financial Services Corporation (“Princor”) and Principal Funds Distributor, Inc. (“PFD”), wholly owned subsidiaries of Principal Financial Group (“PFG”). The term "Distributors" as used in this section refers to Princor and PFD.

The maximum annual Rule 12b-1 distribution and/or service fee (as a percentage of average daily net assets) for each of the above classes of the Funds are set forth below:

Share	Maximum Annualized
Class	Rule 12b-1 Fee
R-1	0.35%
R-2	0.30%
R-3	0.25%
R-4	0.10%

Payments to Investment Representatives and Their Firms. Financial intermediaries market and sell shares of the Fund. These financial intermediaries receive compensation from the Distributors and their affiliates for selling shares of the Fund and/or providing services to the Fund’s shareholders. Financial intermediaries may include, among others, broker-dealers, registered investment advisors, banks, trust companies, pension plan consultants, retirement plan administrators, and insurance companies. Investment Representatives who deal with investors are typically associated with a financial intermediary. The Distributors and their affiliates may fund this compensation from various

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sources, including any Rule 12b-1 Plan fee that the shareholder or the Fund pays to the Distributors. Individual Investment Representatives may receive some or all of the amounts paid to the financial intermediary with which he or she is associated.

Other Payments to Intermediaries. In addition to the commissions paid at the time of sale, ongoing payments, and the reimbursement of costs associated with education, training and marketing efforts, conferences, seminars, due diligence trip expenses, ticket charges, and other general marketing expenses, some or all of which will, in most cases, be paid to financial intermediaries (and, in turn, to your Investment Representative), the Distributors and their affiliates, at their expense, currently provide additional payments to financial intermediaries that sell shares of the Fund for distribution services. Although payments made to each qualifying financial intermediary in any given year may vary, such payments will generally not exceed (a) 0.25% of the current year's sales of Fund shares by that financial intermediary and/or (b) 0.25% of average daily net assets of Fund shares serviced by that financial intermediary over the year.

A number of factors are considered in determining the amount of these additional payments, including each financial intermediary's Fund sales, assets, and redemption rates as well as the willingness and ability of the financial intermediary to give the Distributors access to their Investment Representatives for educational and marketing purposes. In some cases, financial intermediaries will include the Fund on a "preferred list." The Distributors’ goals include making the Investment Representatives who interact with current and prospective investors and shareholders more knowledgeable about the Fund so that they can provide suitable information and advice about the Fund and related investor services.

Additionally, the Distributors will, in most cases, provide payments to reimburse directly or indirectly the costs incurred by these financial intermediaries and their associated Investment Representatives in connection with educational seminars and training and marketing efforts related to the Funds for the firms' employees and/or their clients and potential clients. The costs and expenses associated with these efforts may include travel, lodging, entertainment, and meals. The Distributors will also, in some cases, provide payment or reimbursement for expenses associated with qualifying dealers' conferences, transactions ("ticket") charges, and general marketing expenses.

In connection with the purchase by Principal Management Corporation ("Principal") of WM Advisors, Inc. ("WM Advisors"), the investment advisor to the WM Funds, and WM Advisors' two subsidiaries, WM Funds Distributor, Inc. and WM Shareholder Services, Inc. (the "Transaction"), New American Capital, Inc. and its parent company Washington Mutual, Inc. ("WaMu") have agreed to make certain contingent payments to Principal with respect to each of the first four years following the closing of the Transaction. Such payments must be made if aggregate management fee revenues to Principal and its affiliates from assets under management in funds and other financial products advised by Principal and its affiliates (including the fund covered by this prospectus) (collectively, the "Principal Products") sold through WaMu and its affiliates (including WaMu Investments, a broker-dealer subsidiary of WaMu) fall below certain specified targets during any such year. This could result in up to $30 million being paid by WaMu or New American Capital, Inc. to Principal with respect to each of those four years following the closing of the Transaction. As a result, WaMu Investments (and/or it affiliates) will have an additional incentive to sell Principal Products following the closing of the Transaction.

If one mutual fund sponsor makes greater distribution assistance payments than another, your Investment Representative and his or her financial intermediary may have an incentive to recommend one fund complex over another. Similarly, if your Investment Representative or his or her financial intermediary receives larger distribution assistance payments for one share class versus another, then they may have an incentive to recommend that share class.

Please speak with your Investment Representative to learn more about the total amounts paid to your Investment Representative and his or her financial intermediary by the Fund, the Distributors and their affiliates, and by sponsors of other mutual funds he or she may recommend to you. You should also carefully review disclosures made by your Investment Representative at the time of purchase.

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As of March 1, 2007, the Distributors anticipate that the firms that will receive additional payments for distribution of the Fund (other than commissions paid at the time of sale, ongoing payments, and the reimbursement of cost associated with education, training and marketing efforts, conferences, ticket charges, and other general marketing expenses) include, but are not necessarily limited to, the following:

Advantage Capital Corporation	Mutual Service Corporation
A.G. Edwards & Sons, Inc.	National Financial Services Corp.
AIG Financial Advisors, Inc.	National Investors Corporation
American General Securities, Inc.	Oppenheimer & Co., Inc.
American Portfolios Financial Services, Inc.	Pacific Select Distributors, Inc.
Ameriprise Financial Services Corp.	Pershing
Associated Financial Group	ProEquities, Inc.
Charles Schwab & Co., Inc.	Prospera Financial Services, Inc.
Citigroup Global Markets, Inc.	Prudential Investment Management Services, LLC
Commonwealth Financial Network	Raymond James & Associates, Inc.
Farmers Financial Solutions, LLC	Raymond James Financial Services, Inc.
FFP Securities, Inc.	RBC Dain Rauscher, Inc.
FSC Securities Corporation	Robert W. Baird & Company, Inc.
G.A. Repple & Company	Royal Alliance Associates, Inc.
H. Beck, Inc.	Scottrade, Inc.
Investacorp, Inc.	Securities America, Inc.
Investment Advisors & Consultants, Inc.	Southwest Securities, Inc.
Janney Montgomery Scott, LLC	Triad Advisors, Inc.
Jefferson Pilot Securities Corporation	UBS Financial Services, Inc.
Lincoln Financial Advisors Corp.	United Planners' Financial Services of America
Linsco/Private Ledger Corp.	Wachovia Securities, LLC
McDonald Investments, Inc.	WaMu Investments
Merrill Lynch, Pierce, Fenner & Smith Inc.	Waterstone Financial Group, Inc.
Morgan Stanley DW, Inc.

To obtain a current list of such firms, call 1-800-547-7754.

Although the Fund may use brokers who sell shares of the Fund to effect portfolio transactions, the sale of shares is not considered as a factor by the Fund's Sub-Advisor when selecting brokers to effect portfolio transactions.

Your financial intermediary may charge fees and commissions, including processing fees, in addition to those described in this prospectus. The amount and applicability of any such fee is determined and disclosed separately by the financial intermediary. You should ask your Investment Representative for information about any fees and/or commissions that are charged.

Retirement Plan Services. The Fund pays a Service Fee and Administrative Services Fee to Principal for providing services to retirement plan shareholders. Principal typically pays some or all of these fees to Principal Life Insurance Company, which has entered into an agreement to provide these services to the retirement plan shareholders. Principal may also enter into agreements with other intermediaries to provide these services, and pay some or all of the Fees to such intermediaries.

Plan recordkeepers, who may have affiliated financial intermediaries that sell shares of the fund, may be paid additional amounts. In addition, financial intermediaries may be affiliates of entities that receive compensation from the Distributors for maintaining retirement plan "platforms" that facilitate trading by affiliated and non-affiliated financial intermediaries and recordkeeping for retirement plans.

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The amounts paid to plan recordkeepers for recordkeeping services, and their related service requirements may vary across fund groups and share classes. This may create an incentive for financial intermediaries and their Investment Representatives to recommend one fund complex over another or one class of shares over another.

CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS

The Statement of Additional Information (SAI) contains additional information about investment strategies and their related risks.

Credit and Counterparty Risk

The fund is subject to the risk that the issuer or guarantor of a fixed-income security or other obligation, the counterparty to a derivatives contract or repurchase agreement, or the borrower of a portfolio's securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Liquidity Risk

A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund's ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management Risk

The fund is actively managed by its investment advisor or sub-advisor(s). The performance of a fund that is actively managed will reflect in part the ability of the advisor or sub-advisor(s) to make investment decisions that are suited to achieving the fund's investment objective. If the advisor's or sub-advisor(s)' strategies do not perform as expected, a fund could underperform other mutual funds with similar investment objectives or lose money.

Securities and Investment Practices

Market Volatility. Equity securities include common stocks, preferred stocks, convertible securities, depositary receipts, rights, and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. The value of a company's stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company's products or services. A stock's value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company's stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company's stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable, or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.

Interest Rate Changes. Fixed-income securities are sensitive to changes in interest rates. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes.

Credit Risk. Fixed-income security prices are also affected by the credit quality of the issuer. Investment grade debt securities are medium and high quality securities. Some bonds, such as lower grade or "junk" bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers.

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Loaned Securities

The Fund may lend its portfolio securities to unaffiliated broker-dealers and other unaffiliated qualified financial institutions. These transactions involve a risk of loss to the Fund if the counterparty should fail to return such securities to the Fund upon demand or if the counterparty's collateral invested by the Fund declines in value as a result of the investment losses.

Bank Loans (also known as Senior Floating Rate Interests)

This fund may invest in bank loans. Bank loans hold the most senior position in the capital structure of a business entity (the "Borrower"), are typically secured by specific collateral, and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Bank loans are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the bank loan. Bank loans are rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower's obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Bank loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR) or the prime rate offered by one or more major United States banks.

Bank loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentive for the Borrower to repay, prepayments of senior floating rate interests may occur.

Currency Contracts

The Fund may enter into currency contracts, currency futures contracts and options, and options on currencies for hedging and other purposes. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. The Fund will not hedge currency exposure to an extent greater than the aggregate market value of the securities held or to be purchased by the Fund (denominated or generally quoted or currently convertible into the currency).

Hedging is a technique used in an attempt to reduce risk. If the Fund's Sub-Advisor hedges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investment, these techniques could result in a loss. These techniques may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the other party to the transaction does not perform as promised. There is also a risk of government action through exchange controls that would restrict the ability of the Fund to deliver or receive currency.

Forward Commitments

Although not a principal investment strategy, the Fund may enter into forward commitment agreements. These agreements call for the Fund to purchase or sell a security on a future date at a fixed price. The Fund may also enter into contracts to sell its investments either on demand or at a specific interval.

Warrants

The Fund may invest in warrants though not as a principal investment strategy. A warrant is a certificate granting its owner the right to purchase securities from the issuer at a specified price, normally higher than the current market price.

High Yield Securities

The Fund may invest in debt securities rated BB or lower by S&P or Ba or lower by Moody's or, if not rated, determined to be of equivalent quality by Principal or the Sub-Advisor. Such securities are sometimes referred to as high yield or "junk bonds" and are considered speculative.

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Investment in high yield bonds involves special risks in addition to the risks associated with investment in highly rated debt securities. High yield bonds may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated debt securities.

Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities. The ability of the Fund to achieve its investment objective may, to the extent of its investment in high yield bonds, be more dependent on such credit analysis than would be the case if the Fund were investing in higher quality bonds.

High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. If the issuer of high yield bonds defaults, the Fund may incur additional expenses to seek recovery.

The secondary market on which high yield bonds are traded may be less liquid than the market for higher-grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which the Fund could sell a high yield bond and could adversely affect and cause large fluctuations in the daily price of the Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield bonds, especially in a thinly traded market.

The use of credit ratings for evaluating high yield bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to change credit ratings in a timely manner to reflect subsequent events. If a credit rating agency changes the rating of a portfolio security held by the Fund, the Fund may retain the security if the Sub-Advisor thinks it is in the best interest of shareholders.

Derivatives

To the extent permitted by its investment objectives and policies, the Fund may invest in securities that are commonly referred to as derivative securities. Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices, or other financial indicators (reference indices).

Some derivatives, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a Fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities. The Funds may enter into put or call options, futures contracts, options on futures contracts and over-the-counter swap contracts (e.g., interest rate swaps, total return swaps, and credit default swaps) for both hedging and non-hedging purposes.

Generally, the Fund may not invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the Fund.

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The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates. The risks associated with derivative investments include:

•	the risk that the underlying security, interest rate, market index, or other financial asset will not move in the direction the Sub-Advisor anticipated;
•	the possibility that there may be no liquid secondary market which may make it difficult or impossible to close out a position when desired;
•	the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund's initial investment; and
•	the counterparty may fail to perform its obligations.

Convertible Securities

Convertible securities are fixed-income securities that a Fund has the right to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed-income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed-income securities.

Convertible securities have lower yields than comparable fixed-income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

The Fund treats convertible securities as both fixed-income and equity securities for purposes of investment policies and limitations because of their unique characteristics. The Fund may invest in convertible securities without regard to their ratings.

Foreign Investing

The Fund may invest in securities of foreign companies but not as a principal investment strategy. For the purpose of this restriction, foreign companies are: • companies with their principal place of business or principal office outside the U.S. or • companies for which the principal securities trading market is outside the U.S.

Foreign companies may not be subject to the same uniform accounting, auditing, and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges, although each Fund seeks the most favorable net results on its portfolio transactions.

Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of Fund assets is not invested and earning no return. If a Fund is unable to make intended security purchases due to settlement problems, the Fund may miss attractive investment opportunities. In addition, a Fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.

With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect a Fund's investments in those countries. In addition, a Fund may also suffer losses due to nationalization, expropriation or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, or currency convertibility or exchange rates could result in investment losses for a Fund. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to Fund investors.

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Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though a Fund intends to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a Fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of a Fund's portfolio. A Fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.

The Fund may choose to invest in a foreign company by purchasing depositary receipts. Depositary receipts are certificates of ownership of shares in a foreign-based issuer held by a bank or other financial institution. They are alternatives to purchasing the underlying security but are subject to the foreign securities to which they relate.

Investments in companies of developing countries may be subject to higher risks than investments in companies in more developed countries. These risks include:

•	increased social, political, and economic instability;
•	a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and greater price volatility;
•	lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
•	foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
•	relatively new capital market structure or market-oriented economy;
•	the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;
•	restrictions that may make it difficult or impossible for the Fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
•	possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial, and in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.

Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.

Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

Small and Medium Capitalization Companies

The Fund may hold securities of small and medium capitalization companies but not as a principal investment strategy. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Small companies may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources, or less depth in management than larger or more established companies. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by

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their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies.

Temporary Defensive Measures

From time to time, as part of its investment strategy, the Fund may invest without limit in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic, or political conditions. To the extent that the Fund is in a defensive position, it may lose the benefit of upswings and limit its ability to meet its investment objective. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper, and commercial paper master notes which are floating rate debt instruments without a fixed maturity. In addition, the Fund may purchase U.S. government securities, preferred stocks, and debt securities, whether or not convertible into or carrying rights for common stock.

There is no limit on the extent to which the Fund may take temporary defensive measures. In taking such measures, the Fund may fail to achieve its investment objective.

Portfolio Turnover

"Portfolio Turnover" is the term used in the industry for measuring the amount of trading that occurs in a Fund's portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year. Funds that engage in active trading may have higher portfolio turnover rates.

Funds with high turnover rates (more than 100%) often have higher transaction costs (which are paid by the Fund) and may have an adverse impact on the Fund's performance.

Please consider all the factors when you compare the turnover rates of different funds. A fund with consistently higher total returns and higher turnover rates than another fund may actually be achieving better performance precisely because the managers are active traders.

MANAGEMENT OF THE FUNDS

The Manager

Principal Management Corporation ("Principal") serves as the manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal's address is Principal Financial Group, 680 8th Street, Des Moines, Iowa 50392.

The Sub-Advisors

Principal has signed a contract with a Sub-Advisor. Under the sub-advisory agreement, the Sub-Advisor agrees to assume the obligations of Principal to provide investment advisory services for a specific Fund. For these services, the Sub-Advisor is paid a fee by Principal. Information regarding the Sub-Advisor and individual portfolio managers is set forth below. The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of securities in each of the Funds.

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Sub-Advisor:	Pacific Investment Management Company LLC (“PIMCO”) was organized in 1971 and provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. PIMCO is located at 840 Newport Center Drive, Newport Beach, CA 92660.

Day-to-Day
Fund	Fund Management
Core Plus Bond Fund I	William H. Gross

William H. Gross. Mr. Gross is the Managing Director, Chief Investment Officer and a founding partner of PIMCO. He has managed investment portfolios for the last five years. Mr. Gross has served as a portfolio manager for the Core Plus Bond Fund I since 2008. He earned a BA from Duke University and an MBA from the UCLA Graduate School of Business.

Duties of Principal and Sub-Advisors

Principal or the Sub-Advisor provides the Directors of the Fund with a recommended investment program. The program must be consistent with the Fund's investment objective and policies. Within the scope of the approved investment program, the Sub-Advisor advises the Fund on its investment policy and determines which securities are bought or sold, and in what amounts.

Fees Paid to Principal

The Fund pays Principal a fee for its services, which includes any fee Principal pays to the Sub-Advisor. The fee the Fund will pay (as a percentage of the average daily net assets) is:

0.60% on the first $500 million
0.58% on the next $500 million
0.56% on the next $500 million
0.55% on the next $500 million
0.53% on the next $500 million
0.50% over $2.5 billion

A discussion regarding the basis for the Board of Directors approving the management agreement with Principal and the sub-advisory agreement with this Sub-Advisor will be included in the annual report to shareholders for the fiscal year ended October 31, 2008, which will be available 60 days after that date.

Under an order received from the SEC, Principal Funds, may enter into and materially amend agreements with Sub-Advisors, other than those affiliated with Principal, without obtaining shareholder approval. For any Fund that is relying on that order, Principal may, without obtaining shareholder approval:

•	hire one or more Sub-Advisors;
•	change Sub-Advisors; and
•	reallocate management fees between itself and Sub-Advisors.

Principal has ultimate responsibility for the investment performance of each Fund that utilizes a Sub-Advisor due to its responsibility to oversee Sub-Advisors and recommend their hiring, termination, and replacement. No Fund will rely on the order until it receives approval from its shareholders or, in the case of a new Fund, the Fund's sole initial shareholder before the Fund is available to the other purchasers, and the Fund states in its prospectus that it intends to rely on the order.

The shareholders of the Fund have approved the Fund's reliance on the order and intend to rely on the order.

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PRICING OF FUND SHARES

The Fund's shares are bought and sold at the current share price. The share price of each class of the Fund is calculated each day the New York Stock Exchange ("NYSE") is open (shares are not priced on the days on which the NYSE is closed for trading, generally New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday/Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas). The share price is determined as of the close of business of the NYSE (normally 3:00 p.m. Central Time). When an order to buy or sell shares is received, the share price used to fill the order is the next price calculated after the order is received in good order by us at our transaction processing center in Canton, Massachusetts. In order for us to process your purchase order on the day it is received, we must receive the order (with complete information):

•	on a day that the NYSE is open and
•	prior to the close of trading on the NYSE (normally 3 p.m. Central Time).

Orders received after the close of the NYSE or on days that the NYSE is not open will be processed on the next day that the NYSE is open for normal trading.

If we receive an application or purchase request for a new mutual fund account or subsequent purchase into an existing account that is accompanied by a check and the application or purchase request does not contain complete information, we may hold the application (and check) for up to two business days while we attempt to obtain the necessary information. If we receive the necessary information within two business days, we will process the order using the next share price calculated. If we do not receive the information within two business days, the application and check will be returned to you.

For this Fund, the share price is calculated by:

•	taking the current market value of the total assets of the Fund
•	subtracting liabilities of the Fund
•	dividing the remainder proportionately into the classes of the Fund
•	subtracting the liability of each class
•	dividing the remainder by the total number of shares owned in that class.

NOTES:
• If market quotations are not readily available for a security owned by a Fund, its fair value is determined using a policy adopted by the Directors. Fair valuation pricing is subjective and creates the possibility that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.
• A Fund's securities may be traded on foreign securities markets that generally complete trading at various times during the day prior to the close of the NYSE. Generally, the values of foreign securities used in computing a
Fund's NAV are the market quotations as of the close of the foreign market. Foreign securities and currencies are also converted to U.S. dollars using the exchange rate in effect at the close of the NYSE. Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. Principal
Funds has adopted policies and procedures to "fair value" some or all securities held by a Fund if significant events occur after the close of the market on which the foreign securities are traded but before the Fund's NAV is calculated. Significant events can be specific to a single security or can include events that affect a particular foreign market or markets. A significant event can also include a general market movement in the U.S. securities markets. If Principal believes that the market value of any or all of the foreign securities is materially affected by such an event, the securities will be valued, and the Fund's NAV will be calculated, using the policy adopted by
Principal Funds. These fair valuation procedures are intended to discourage shareholders from investing in the
Fund for the purpose of engaging in market timing or arbitrage transactions.

The trading of foreign securities generally or in a particular country or countries may not take place on all days the
NYSE is open, or may trade on days the NYSE is closed. Thus, the value of the foreign securities held by the Fund may change on days when shareholders are unable to purchase or redeem shares.

• Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time. These may be referred to as local price and premium price. The premium price is often a

Principal Funds, Inc.	PRICING OF FUND SHARES	17
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negotiated price that may not consistently represent a price at which a specific transaction can be effected. The
Fund has a policy to value such securities at a price at which the Sub-Advisor expects the securities may be sold.

PURCHASE OF FUND SHARES

Shares may be purchased:
•	via the internet.
	•	standard method of accepting data for plans with fewer than 1,000 current and terminated (within the last five years) members.
	•	available 7 days a week (7 a.m. to 9 p.m. Central Time).
•	using a modem.
	•	plan contributions transferred electronically.
	•	standard method of accepting data for plans with more than 1,000 current and terminated (within the last five years) members.
	•	available 24 hours a day, 7 days a week.

To eliminate the need for safekeeping, Principal Funds will not issue certificates for shares. The Fund may periodically close to new purchases of shares or refuse any order to buy shares if Principal determines that doing so would be in the best interests of the Fund and its shareholders.

Principal may recommend to the Board, and the Board may elect, to close a fund to new and existing investors.

REDEMPTION OF FUND SHARES

Subject to any restrictions imposed by a plan, shares may be sold back to the Fund any day the NYSE is open. For more information about how to sell shares of the Fund, including any charges that a plan may impose, please consult the plan.

The Fund generally sends payment for shares sold the business day after the sell order is received. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

Distributions in Kind. Payment for shares of the Fund tendered for redemption is ordinarily made by check. However, the Fund may determine that it would be detrimental to the remaining shareholders of the Fund to make payment of a redemption order wholly or partly in cash. Under certain circumstances, therefore, the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of securities from the Fund's portfolio in lieu of cash. If the Fund pays the redemption proceeds in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities as described in this prospectus.

Redemption fees. The Fund board of directors has determined that it is not necessary to impose a fee upon the redemption of fund shares, because the Fund has adopted transfer restrictions as described in "Exchange of Fund Shares."

18	PURCHASE OF FUND SHARES	Principal Funds, Inc.
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EXCHANGE OF FUND SHARES

An exchange between Funds is a redemption of shares of one Fund and a concurrent purchase of shares in another Fund with the redemption proceeds. A shareholder, including a beneficial owner of shares held in nominee name or a participant in a participant-directed employee benefit plan, may exchange Fund shares under certain circumstances. In addition to any restrictions an intermediary or an employee benefit plan imposes, Fund shares may be exchanged, without charge, for shares of any other Fund of Principal Funds, provided that:

•	the shareholder has not exchanged shares of the Fund within 30 days preceding the exchange, unless the shareholder is exchanging into the Money Market Fund,
•	the share class of such other Fund is available through the plan, and
•	the share class of such other Fund is available in the shareholder's state of residence.

All exchanges completed on the same day are considered a single exchange for purposes of this exchange limitation. In addition, the Fund will reject an order to purchase shares of any Fund, except shares of the Money Market Fund, if the shareholder redeemed shares from that Fund within the preceding 30-day period. The 30-day exchange or purchase restriction does not apply to exchanges or purchases made on a scheduled basis such as scheduled periodic portfolio rebalancing transactions.

If Fund shares are purchased through an intermediary that is unable or unwilling to impose the 30-day exchange restriction described above, Fund management may waive this restriction in lieu of the exchange limitation that the intermediary is able to impose if, in management's judgment, such limitation is reasonably likely to prevent excessive trading in Fund shares. In order to prevent excessive exchanges, and under other circumstances where the Fund Board of Directors or Principal believes it is in the best interests of the Fund, the Fund reserves the right to revise or terminate this exchange privilege, limit the amount or further limit the number of exchanges, reject any exchange or close an account.

FREQUENT PURCHASES AND REDEMPTIONS

The Fund is not designed for, and does not knowingly accommodate, frequent purchases and redemptions of fund shares by investors. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase this Fund.

Frequent purchases and redemptions pose a risk to the Fund because they may:
• Disrupt the management of the Fund by:
•	forcing the Fund to hold short-term (liquid) assets rather than investing for long term growth, which results in lost investment opportunities for the Fund; and
•	causing unplanned portfolio turnover;
• Hurt the portfolio performance of the Fund; and
• Increase expenses of the Fund due to:
•	increased broker-dealer commissions and
•	increased recordkeeping and related costs.

The Fund has adopted procedures to "fair value" foreign securities under certain circumstances, which are intended, in part, to discourage excessive trading of shares of the Fund. The Board of Directors of the Fund has also adopted policies and procedures with respect to frequent purchases and redemptions of shares of the Fund. The Fund monitors trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. If we are not able to identify such excessive trading practices, the Fund may be negatively impacted and may cause investors to suffer the harms described. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner. If we are not able to identify such abusive trading practices, the abuses described above may negatively impact the Funds.

The Fund has adopted an exchange frequency restriction, described above in "Exchange of Fund Shares" to limit excessive trading in fund shares.

Principal Funds, Inc.	EXCHANGE OF FUND SHARES	19
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DIVIDENDS AND DISTRIBUTIONS

Dividends are based on estimates of income, expenses, and shareholder activity for the Fund. Actual income, expenses, and shareholder activity may differ from estimates; consequently, differences, if any, will be included in the calculation of subsequent dividends. The Fund pays its net investment income to shareholders of record on the business day prior to the payment date.

The Fund pays its net investment income on a quarterly basis. The payment date is the last business day of March, June, September, and December.

Net realized capital gains, if any, are distributed annually. Generally the distribution is made on the fourth business day of December. Payments are made to shareholders of record on the business day prior to the payable date. Capital gains may be taxable at different rates, depending on the length of time that the Fund holds its assets.

Dividend and capital gains distributions will be reinvested, without a sales charge, in shares of the Fund from which the distribution is paid.

Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such regardless of how long Fund shares have been held. Special tax rules apply to Fund distributions to retirement plans. A tax advisor should be consulted to determine the suitability of the Fund as an investment by such a plan and the tax treatment of distributions by the Fund. A tax advisor can also provide information on the potential impact of possible foreign, state, and local taxes. A Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased.

To the extent that distributions the Fund pays are derived from a source other than net income (such as a return of capital), a notice will be included in your quarterly statement pursuant to Section 19(a) of the Investment Company Act of 1940, as amended, and Rule 19a-1 disclosing the source of such distributions. Furthermore, such notices shall be posted monthly on our web site at www.principal.com. You may request a copy of all such notices, free of charge, by telephoning 1-800-547-7754. The amounts and sources of distributions included in such notices are estimates only and you should not rely upon them for purposes of reporting income taxes. The Fund will send shareholders a Form 1099-DIV for the calendar year that will tell shareholders how to report these distributions for federal income tax purposes.

FUND ACCOUNT INFORMATION

Statements

Statements are sent each calendar quarter. The statements provide the number and value of shares owned by the plan, transactions during the quarter, dividends declared or paid, and other information.

This information may also be accessed by accessing www.principal.com.

Orders Placed by Intermediaries

Principal Funds may have an agreement with your intermediary, such as a broker-dealer, third party administrator, or trust company, that permits the intermediary to accept orders on behalf of the Fund until 3 p.m. Central Time. The agreement may include authorization for your intermediary to designate other intermediaries ("sub-designees") to accept orders on behalf of the Fund on the same terms that apply to the intermediary. In such cases, if your intermediary or a sub-designee receives your order in correct form by 3 p.m. Central Time, transmits it to the Fund and pays for it in accordance with the agreement, the Fund will price the order at the next net asset value per share it computes after your intermediary or sub-designee received your order. Note: The time at which the Fund prices orders and the time until which the Fund or your intermediary or sub-designee will accept orders may change in the case of an emergency or if the New York Stock Exchange closes at a time other than 3 p.m. Central Time.

20	DIVIDENDS AND DISTRIBUTIONS	Principal Funds, Inc.
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Minimum Account Balance

Principal Funds reserves the right to set a minimum and redeem all shares in the Fund if the value of a plan's investments in the Fund is less than the minimum. Principal Funds has set the minimum at $2.5 million. The redemption proceeds would then be sent according to the directions of the appropriate plan fiduciary. If the Fund exercises this right, the plan sponsor will be notified that the redemption is going to be made. The plan will have 30 days to make an additional investment and bring plan assets up to the required minimum. The Fund reserves the right to change the minimum.

Reservation of Rights

Principal Funds reserves the right to amend or terminate the special plans described in this prospectus. In addition, Principal Funds reserves the right to change the share classes described herein. Shareholders will be notified of any such action to the extent required by law.

Multiple Translations

This prospectus may be translated into other languages. In the event of any inconsistencies or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

Procedures for Opening an Account

To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to verify your identity. We may also ask to see your driver's license or other identifying documents.

If concerns arise with verification of your identification, no transactions, other than redemptions, will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identify within 30 days of our receipt of your original purchase, the account(s) will be closed and redeemed in accordance with normal redemption procedures.

Financial Statements

Plans will receive annual financial statements for the Funds, audited by the Funds' independent registered public accounting firm, Ernst & Young LLP. Plans will also receive a semiannual financial statement that is unaudited.

PORTFOLIO HOLDINGS INFORMATION

A description of the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information.

Principal Funds, Inc.	FUND ACCOUNT INFORMATION	21
www.principal.com

APPENDIX A SUMMARY OF PRINCIPAL RISKS

The value of your investment in a Fund changes with the value of the investments held by that Fund. Many factors affect that value, and it is possible that you may lose money by investing in the Fund. Factors that may adversely affect a particular Fund as a whole are called "principal risks." The principal risks of investing in the Fund are stated above in the Fund’s description. Each of these risks is summarized below. Additional information about the Fund, its investments, and the related risks is located under "Certain Investment Strategies and Related Risks" and in the Statement of Additional Information.

Derivatives Risk

Derivatives are investments whose values depend on or are derived from other securities or indexes. A fund's use of certain derivative instruments (such as options, futures, and swaps) could produce disproportionate gains or losses. Derivatives are generally considered riskier than direct investments and, in a down market, could become harder to value or sell at a fair price.

Emerging Market Risk

Investments in emerging market countries involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include: high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.

Exchange Rate Risk

Because foreign securities are generally denominated in foreign currencies, the value of the net assets of a fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the funds are authorized to enter into certain foreign currency exchange transactions. In addition, the funds' foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

Fixed-Income Securities Risk

Fixed-income securities are generally subject to two principal types of risks: interest rate risk and credit quality risk.

Interest Rate Risk. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline.

Credit Quality Risk. Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund's investments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by a fund may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest.

Foreign Securities Risk

Foreign securities carry risks that are not generally found in securities of U.S. companies. These risks include the loss of value as a result of political instability and financial and economic events in foreign countries. In addition, nationalization, expropriation or confiscatory taxation, and foreign exchange restrictions could adversely affect a fund's investments in a foreign country. Foreign securities may be subject to less stringent reporting, accounting, and disclosure standards than are required of U.S. companies, and foreign countries may also have problems associated with and causing delays in the settlement of sales.

22	APPENDIX A	Principal Funds, Inc.
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High Yield Securities Risk

Fixed-income securities that are not investment grade are commonly referred to as high yield securities or "junk bonds." While these securities generally provide greater income potential than investments in higher rated fixed-income securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt. High yield securities generally involve greater price volatility and may be less liquid than higher rated fixed-income securities. High yield securities are considered speculative by the major credit rating agencies.

Prepayment Risk

Mortgage-backed and asset-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled payments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of a fund.

Securities Lending Risk

The principal risk of securities lending is that the financial institution that borrows securities from the Fund could go bankrupt or otherwise default on its commitment under the securities lending agreement and the Fund might not be able to recover the loaned securities or their value.

Short Sale Risk

A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. A Fund may also enter into a short derivative position through a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

Underlying Fund Risk

The Principal LifeTime Funds and the Strategic Asset Management ("SAM") Portfolios operate as funds of funds and invest principally in Underlying Funds. From time to time, an underlying fund may experience relatively large investments or redemptions by a fund of funds due to the reallocation or rebalancing of its assets. These transactions may have adverse effects on underlying fund performance to the extent an underlying fund is required to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so. This may be particularly important when a fund of funds owns a significant portion of an underlying fund. These transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains, and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.

Principal is the advisor to the Principal LifeTime Funds, SAM Portfolios, and each of the Underlying Funds. Principal Global Investors, LLC ("PGI") is Sub-Advisor to the Principal LifeTime Funds and Edge Asset Management, Inc. ("Edge") is the Sub-Advisor to the SAM Portfolios. Either PGI or Edge also serve as Sub-Advisor to some or all of the Underlying Funds. Principal, PGI, and Edge are committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

Principal Funds, Inc.	SUMMARY OF PRINCIPAL RISKS	23
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APPENDIX B

Description of Bond Ratings:

Moody's Investors Service, Inc. Rating Definitions:
Long-Term Obligation Ratings

Moody's long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised.
Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa:	Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa:	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A:	Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa:	Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba:	Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B:	Obligations rated B are considered speculative and are subject to high credit risk.

Caa:	Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca:	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C:	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

NOTE: Moody's appends numerical modifiers, 1, 2, and 3 to each generic rating classification from Aa through Caa.
The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of that generate rating category.

SHORT-TERM NOTES: The four ratings of Moody's for short-term notes are MIG 1, MIG 2, MIG 3, and MIG 4. MIG 1 denotes "best quality, enjoying strong protection from established cash flows." MIG 2 denotes "high quality" with
"ample margins of protection." MIG 3 notes are of "favorable quality but lacking the undeniable strength of the preceding grades." MIG 4 notes are of "adequate quality, carrying specific risk for having protection and not distinctly or predominantly speculative."

Description of Moody's Commercial Paper Ratings:

Moody's Commercial Paper ratings are opinions of the ability to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations.

Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations.

24	APPENDIX B	Principal Funds, Inc.
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Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

Description of Standard & Poor's Corporation's Debt Ratings:
A Standard & Poor's debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources Standard & Poor's considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

I.	Likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

II.	Nature of and provisions of the obligation;

III.	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditor's rights.

AAA:	Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA:	Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest-
rated issues only in small degree.

A:	Debt rated "A" has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-
rated categories.

BBB:	Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.

BB, B, CCC, CC: Debt rated "BB," "B," "CCC," and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C:	The rating "C" is reserved for income bonds on which no interest is being paid.

D:	Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Principal Funds, Inc.	APPENDIX B	25
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Provisional Ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

NR:	Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

Standard & Poor's, Commercial Paper Ratings

A Standard & Poor's Commercial Paper Rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Ratings are applicable to both taxable and tax-exempt commercial paper. The four categories are as follows:

A:	Issues assigned the highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety.

A-1:	This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Issues that possess overwhelming safety characteristics will be given a "+" designation.

A-2:	Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated "A-1."

A-3:	Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the highest designations.

B:	Issues rated "B" are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

C:	This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D:	This rating indicates that the issue is either in default or is expected to be in default upon maturity.

The Commercial Paper Rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor's by the issuer and obtained by Standard & Poor's from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of, such information.

Standard & Poor's rates notes with a maturity of less than three years as follows:

SP-1:	A very strong, or strong, capacity to pay principal and interest. Issues that possess overwhelming safety characteristics will be given a "+" designation.

SP-2:	A satisfactory capacity to pay principal and interest.

SP-3:	A speculative capacity to pay principal and interest.

26	APPENDIX B	Principal Funds, Inc.
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ADDITIONAL INFORMATION

Additional information about the Fund (including the Fund's policy regarding the disclosure of portfolio securities) is available in the Statement of Additional Information dated September 30, 2008, which is incorporated by reference into this prospectus. Additional information about the Funds' investments is available in the Fund's annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year. The Statement of Additional Information and the Fund's annual and semi annual reports can be obtained free of charge by writing Principal Funds, P.O. Box 8024, Boston, MA 02266-8024. In addition, the Fund makes its Statement of Additional Information and annual and semi annual reports available, free of charge, on our website www.principal.com. To request this and other information about the Fund and to make shareholder inquiries, telephone 1-800-547-7754.

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's internet site at http:// www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

The U.S. government does not insure or guarantee an investment in any of the Funds.

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, nor are shares of the Funds federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

Principal Investors Fund, Inc. SEC File 811-07572

Principal Funds, Inc.	ADDITIONAL INFORMATION	27
www.principal.com

PRINCIPAL FUNDS, INC.
(formerly known as Principal Investors Fund, Inc.)

(the "Fund")

Statement of Additional Information

dated September 30, 2008

This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to the information in the Fund's prospectuses. The Fund's prospectuses, dated February 29, 2008, May 1, 2008, and September 30, 2008, which we may amend from time to time, contain the basic information you should know before investing in the Fund. You should read this SAI together with the Fund's prospectus.

The audited financial statements, schedules of investments and auditor’s report included in the Fund’s Annual Report to Shareholders, for the fiscal year ended October 31, 2007 are hereby incorporated by reference into and are legally a part of this SAI.

For a free copy of the current prospectus or annual report, call 1-800-222-5852 or write:

For Class J shares:
Principal Funds
P.O. Box 55904
Boston, MA 02205

For other share classes:
Principal Funds
P.O. Box 8024
Boston, MA 02266-8024

The prospectuses for A, B, C, J, R-1, R-2, R-3, R-4, and R-5 share classes may be viewed at www.Principal.com.

Fund History	3
Description of the Funds’ Investments and Risks	6
Management	32
Control Persons and Principal Holders of Securities	41
Investment Advisory and Other Services	105
Multiple Class Structure	123
Brokerage Allocation and Other Practices	127
Purchase and Redemption of Shares	156
Pricing of Fund Shares	156
Taxation of the Funds	159
Portfolio Holdings Disclosure	161
Proxy Voting Policies and Procedures	163
Financial Statements	163
General Information	164
Disclosure Regarding Portfolio Managers	164
Appendix A - Description of Bond Ratings	165
Appendix B - Proxy Voting Policies	168
Appendix C - Portfolio Manager Disclosures	450

2 Principal Funds, Inc.
1-800-222-5852

FUND HISTORY

The Principal Funds, Inc. ("the Registrant" or the "Fund") is a registered, open-end management investment company, commonly called a mutual fund. The Fund consists of multiple investment portfolios which are referred to as "Funds." Each portfolio operates for many purposes as if it were an independent mutual fund. Each portfolio has its own investment objective, strategy, and management team. Each of the Funds is diversified except California Municipal Fund, Global Real Estate Securities Fund, Preferred Securities Fund, Real Estate Securities, and Tax-Exempt Bond Fund which are non-diversified.

The Fund was organized as the Principal Special Markets Fund, Inc. on January 28, 1993 as a Maryland corporation. The Fund changed its name to Principal Investors Fund, Inc. effective September 14, 2000. The Fund changed its name to Principal Funds, Inc. effective June 13, 2008.

The Articles of Incorporation have been amended from time to time. Those amendments are as follows:

•	September 14, 2000 to add the Bond & Mortgage Securities, Government Securities, High Quality Intermediate Term Bond, High Quality Long Term Bond, High Quality Short Term Bond, International I, International II, International Emerging Markets, LargeCap Growth, LargeCap S&P 500 Index, LargeCap Value, MidCap Blend, MidCap Growth, MidCap S&P 400 Index, MidCap Value, Money Market, Real Estate, Partners LargeCap Blend, Partners LargeCap Blend I, Partners LargeCap Growth I, Partners LargeCap Growth II, Partners LargeCap Value, Partners MidCap Growth, Partners MidCap Value, Partners SmallCap Growth I, Partners SmallCap Growth II, Partners SmallCap Blend, SmallCap Growth, SmallCap S&P 600 Index and SmallCap Value Funds;
•	December 13, 2000 to add the Principal LifeTime 2010, Principal LifeTime 2020, Principal LifeTime 2030, Principal LifeTime 2040, Principal LifeTime 2050, Principal LifeTime Strategic Income Funds (referred to herein as the "Principal LifeTime" Funds), and Partners SmallCap Value Fund;
•	March 14, 2001 to add the Capital Preservation Fund;
•	April 17, 2002 to add the Preferred Securities Fund;
•	September 26, 2002 to add the LargeCap Blend I, Partners LargeCap Growth, Partners SmallCap Blend, and Partners SmallCap Value I Funds and to change the name of the LargeCap Blend Fund to Partners LargeCap Blend Fund I;
•	September 18, 2003 to add the Partners International, Partners MidCap Growth I, and Partners MidCap Value I Funds;
•	February 3, 2004 to change the name of the Real Estate Fund to Real Estate Securities Fund;
•	March 8, 2004 to add the Partners LargeCap Value Fund I, Partners SmallCap Growth Fund III, and Partners SmallCap Value Fund II;
•	June 21, 2004 to add the High Yield Fund and the Partners LargeCap Value Fund II;
•	September 13, 2004 to add Inflation Protection Fund and Partners MidCap Growth Fund II;
•	December 16, 2004 to add the Equity Income, Partners Global Equity and Tax-Exempt Bond Funds, change the name of International Fund I to Diversified International, change the name of International II to International Growth, and change the name of LargeCap Blend I to Disciplined LargeCap Blend;
•	May 23, 2005 to change the name of the Capital Preservation Fund to Ultra Short Bond Fund;
•	September 30, 2005 to change the name of the High Quality Short-Term Bond Fund to Short-Term Bond Fund;
•	September 30, 2005 to change the name of the Government Securities Fund to Government & High Quality Bond Fund;
•	September 20, 2006 to add the California Insured Intermediate Municipal Fund, California Municipal Fund, Equity Income Fund I, High Yield Fund II, Income Fund, MidCap Stock Fund, Mortgage Securities Fund, Short-Term Income Fund, Strategic Asset Management Balanced Portfolio, Strategic Asset Management Conservative Balanced Portfolio, Strategic Asset Management Conservative Growth Portfolio, Strategic Asset Management Flexible Income Portfolio, Strategic Asset Management Strategic Growth Portfolio, Tax-Exempt Bond Fund I, and West Coast Equity Fund. The California Insured Intermediate Municipal Fund, California Municipal Fund, Equity Income Fund I, High Yield Fund II, Income Fund, MidCap Stock Fund, Mortgage Securities Fund, Short-Term Income Fund, Strategic Asset Management Balanced Portfolio, Strategic Asset Management Conservative Balanced Portfolio, Strategic Asset Management Conservative Growth Portfolio, Strategic Asset Management Flexible Income Portfolio, Strategic Asset Management Strategic Growth Portfolio, Tax-Exempt Bond Fund I, and West Coast Equity Fund are each successors to the following series of WM Trust I, WM Trust II, or WM Strategic Asset Management Portfolios, LLC, as of January 12, 2007.

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Successor Fund	Predecessor Fund
California Insured Intermediate Municipal	California Insured Intermediate Municipal (WM Trust II)
California Municipal	California Municipal (WM Trust II)
Equity Income I	Equity Income (WM Trust I)
High Yield II	High Yield (WM Trust I)
Income	Income (WM Trust I)
MidCap Stock	MidCap Stock (WM Trust I)
Mortgage Securities	U.S. Government Securities (WM Trust I)
Short-Term Income	Short Term Income (WM Trust II)
Strategic Asset Management Portfolios	Strategic Asset Management Portfolios
Balanced Portfolio	(WM Strategic Asset Management Portfolios, LLC)
Conservative Balanced Portfolio	Balanced Portfolio
Conservative Growth Portfolio	Conservative Balanced Portfolio
Flexible Income Portfolio	Conservative Growth Portfolio
Strategic Growth Portfolio	Flexible Income Portfolio
Strategic Growth Portfolio
Tax-Exempt Bond I	Tax-Exempt Bond (WM Trust I)
West Coast Equity	West Coast Equity (WM Trust I)

The WM Trust I Funds identified in the above table, other than the Mid Cap Stock and High Yield Funds, are successors to the following Washington corporations, or series thereof, which commenced operations in the years indicated and made up the group of mutual funds known as the "Composite Funds": Composite U.S. Government Securities, Inc. (predecessor to the U.S. Government Securities Fund) (1982); Composite Income Fund, Inc. (predecessor to the Income Fund) (1975); Composite Tax-Exempt Bond Fund, Inc. (predecessor to the Tax-Exempt Bond Fund) (1976); Composite Northwest Fund, Inc. (predecessor to the West Coast Equity Fund) (1986); and Composite Bond & Stock Fund, Inc. (predecessor to the Equity Income Fund) (1939).

Each of the Composite Funds was reorganized as a series of WM Trust I, a Massachusetts Business Trust, on March 20, 1998. In connection with this reorganization, the Trust, which conducted no operations prior to that date, changed its name to WM Trust I. The High Yield Fund was organized on March 23, 1998, and the Mid Cap Stock Fund was organized on March 1, 2000.

Prior to March 20, 1998, the name of WM Trust II, a Massachusetts Business Trust, was "Sierra Trust Funds" and the name of WM Strategic Asset Management Portfolios, a Massachusetts Limited Liability Company, was "Sierra Asset Management Portfolios." On July 16, 1999, each Portfolio succeeded to a corresponding fund of the same name that was a series of WM Strategic Asset Management Portfolios. These Trusts were part of a family of mutual funds known as the "Sierra Funds."

Prior to March 1, 2002, the West Coast Equity Fund was known as the Growth Fund of the Northwest and prior to March 1, 2000, it was known as the Northwest Fund. Prior to August 1, 2000, the Conservative Balanced Portfolio was known as the Income Portfolio and the Equity Income Fund was known as the Bond & Stock Fund. Prior to March 1, 2000, the Short Term Income Fund was known as the Short Term High Quality Bond Fund. Prior to March 20, 1998, the Flexible Income Portfolio was known as the Sierra Value Portfolio, the Conservative Balanced Portfolio was known as the Sierra Income Portfolio, the Balanced Portfolio was known as the Sierra Balanced Portfolio, the Conservative Growth Portfolio was known as the Sierra Growth Portfolio, and the Strategic Growth Portfolio was known as the Sierra Capital Growth Portfolio.

•	September 13, 2007 to add the Global Real Estate Securities Fund.
•	January 3, 2008 to add Principal Life Time 2015, Principal Life Time 2025, Principal Life Time 2035, Principal LifeTime 2045, and Principal Life Time 2055 Funds.

4 FUND HISTORY	Principal Funds, Inc.
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• June 13, 2008, to change the names of the following funds:

Former Name	New Name
Equity Income Fund I	Equity Income Fund
High Yield Fund	High Yield Fund I
High Yield Fund II	High Yield Fund
MidCap Value Fund	MidCap Value Fund III
Partners Global Equity Fund	Global Equity Fund I
Partners International Fund	International Fund I
Partners LargeCap Blend Fund	LargeCap Blend Fund II
Partners LargeCap Blend Fund I	LargeCap Blend Fund I
Partners LargeCap Growth Fund I	LargeCap Growth Fund I
Partners LargeCap Growth Fund II	LargeCap Growth Fund II
Partners LargeCap Value Fund	LargeCap Value Fund III
Partners LargeCap Value Fund I	LargeCap Value Fund I
Partners LargeCap Value Fund II	LargeCap Value Fund II
Partners MidCap Growth Fund	MidCap Growth Fund III
Partners MidCap Growth Fund I	MidCap Growth Fund I
Partners MidCap Growth Fund II	MidCap Growth Fund II
Partners MidCap Value Fund	MidCap Value Fund II
Partners MidCap Value Fund I	MidCap Value Fund I
Partners SmallCap Blend Fund	SmallCap Blend Fund I
Partners SmallCap Growth Fund I	SmallCap Growth Fund I
Partners SmallCap Growth Fund II	SmallCap Growth Fund II
Partners SmallCap Growth Fund III	SmallCap Growth Fund III
Partners SmallCap Value Fund	SmallCap Value Fund III
Partners SmallCap Value Fund I	SmallCap Value Fund I
Partners SmallCap Value Fund II	SmallCap Value Fund II
Tax-Exempt Bond Fund I	Tax-Exempt Bond Fund

• June 23, 2008, to add Core Plus Bond Fund I and International Value Fund I.

Principal Funds, Inc.	FUND HISTORY	5
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Classes offered by each Fund are shown in the table below.

Share Class

Fund Name	A	B	C	J	R-1	R-2	R-3	R-4	R-5	Institutional	S
Bond & Mortgage Securities Fund	X	X	X	X	X	X	X	X	X	X
California Municipal Fund	X	X	X
Core Plus Bond Fund I					X	X	X	X	X	X
Disciplined LargeCap Blend	X	X	X		X	X	X	X	X	X
Diversified International Fund	X	X	X	X	X	X	X	X	X	X
Equity Income Fund	X	X	X							X
Global Equity Fund I					X	X	X	X	X	X
Global Real Estate Securities Fund	X		X							X
Government & High Quality Bond
Fund	X	X	X	X	X	X	X	X	X	X
High Quality Intermediate-Term
Bond Fund				X	X	X	X	X	X	X
High Yield Fund	X	X	X							X
High Yield Fund I										X
Income Fund	X	X	X							X
Inflation Protection Fund	X		X	X	X	X	X	X	X	X
International Emerging Markets
Fund	X	X	X	X	X	X	X	X	X	X
International Fund I					X	X	X	X	X	X
International Growth Fund	X		X	X	X	X	X	X	X	X
International Value Fund I										X
LargeCap Blend Fund I	X	X	X	X	X	X	X	X	X	X
LargeCap Blend Fund II	X	X	X	X	X	X	X	X	X	X
LargeCap Growth Fund	X	X	X	X	X	X	X	X	X	X
LargeCap Growth Fund I	X	X	X	X	X	X	X	X	X	X
LargeCap Growth Fund II	X		X	X	X	X	X	X	X	X
LargeCap S&P 500 Index Fund	X		X	X	X	X	X	X	X	X
LargeCap Value Fund	X	X	X	X	X	X	X	X	X	X
LargeCap Value Fund I					X	X	X	X	X	X
LargeCap Value Fund II					X	X	X	X	X	X
LargeCap Value Fund III	X	X	X	X	X	X	X	X	X	X
MidCap Blend Fund	X	X	X	X	X	X	X	X	X	X
MidCap Growth Fund				X	X	X	X	X	X	X
MidCap Growth Fund I	X		X		X	X	X	X	X	X
MidCap Growth Fund II					X	X	x	X	X	X
MidCap Growth Fund III	X	X	X	X	X	X	X	X	X	X
MidCap S&P 400 Index Fund				X	X	X	X	X	X	X
MidCap Stock Fund	X	X	X							X
MidCap Value Fund I					X	X	X	X	X	X
MidCap Value Fund II	X	X	X	X	X	X	X	X	X	X
MidCap Value Fund III				X	X	X	X	X	X	X
Money Market Fund	X	X	X	X	X	X	X	X	X	X	X
Mortgage Securities Fund	X	X	X							X
Preferred Securities Fund	X		X	X	X	X	X	X	X	X
Principal LifeTime 2010 Fund	X		X	X	X	X	X	X	X	X
Principal LifeTime 2015 Fund					X	X	X	X	X	X
Principal LifeTime 2020 Fund	X	X	X	X	X	X	X	X	X	X
Principal LifeTime 2025 Fund					X	X	X	X	X	X
Principal LifeTime 2030 Fund	X	X	X	X	X	X	X	X	X	X
Principal LifeTime 2035 Fund					X	X	X	X	X	X
Principal LifeTime 2040 Fund	X	X	X	X	X	X	X	X	X	X
Principal LifeTime 2045 Fund					X	X	X	X	X	X
Principal LifeTime 2050 Fund	X	X	X	X	X	X	X	X	X	X
Principal LifeTime 2055 Fund					X	X	X	X	X	X
Principal LifeTime Strategic Income
Fund	X	X	X	X	X	X	X	X	X	X
Real Estate Securities Fund	X	X	X	X	X	X	X	X	X	X
SAM Balanced Portfolio	X	X	X	X	X	X	X	X	X	X
SAM Conservative Balanced
Portfolio	X	X	X	X	X	X	X	X	X	X
SAM Conservative Growth Portfolio	X	X	X	X	X	X	X	X	X	X
SAM Flexible Income Portfolio	X	X	X	X	X	X	X	X	X	X

6 FUND HISTORY	Principal Funds, Inc.
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Share Class

Fund Name	A	B	C	J	R-1	R-2	R-3	R-4	R-5	Institutional	S
SAM Strategic Growth Portfolio	X	X	X	X	X	X	X	X	X	X
Short-Term Bond Fund	X		X	X	X	X	X	X	X	X
Short-Term Income Fund	X		X							X
SmallCap Blend Fund	X	X	X	X	X	X	X	X	X	X
SmallCap Blend Fund I					X	X	X	X	X	X
SmallCap Growth Fund	X	X	X	X	X	X	X	X	X	X
SmallCap Growth Fund I				X	X	X	X	X	X	X
SmallCap Growth Fund II	X	X	X	X	X	X	X	X	X	X
SmallCap Growth Fund III					X	X	X	X	X	X
SmallCap S&P 600 Index Fund				X	X	X	X	X	X	X
SmallCap Value Fund	X	X	X	X	X	X	X	X	X	X
SmallCap Value Fund I					X	X	X	X	X	X
SmallCap Value Fund II					X	X	X	X	X	X
SmallCap Value Fund III				X	X	X	X	X	X	X
Tax-Exempt Bond Fund	X	X	X
Ultra Short Bond Fund	X		X	X	X	X	X	X	X	X
West Coast Equity Fund	X	X	X							X

Each class has different expenses. Because of these different expenses, the investment performance of the classes will vary. For more information, including your eligibility to purchase certain classes of shares, call Principal Funds at 1-800-222-5852.

DESCRIPTION OF THE FUNDS’ INVESTMENTS AND RISKS

Fund Policies

The investment objectives, investment strategies and the main risks of each Fund are described in the Prospectus. This Statement of Additional Information contains supplemental information about those strategies and risks and the types of securities the Sub-Advisor can select for each Fund. Additional information is also provided about the strategies that the Fund may use to try to achieve its objective.

The composition of each Fund and the techniques and strategies that the Sub-Advisor may use in selecting securities will vary over time. A Fund is not required to use all of the investment techniques and strategies available to it in seeking its goals.

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the restrictions apply at the time transactions are entered into. Accordingly, any later increase or decrease beyond the specified limitation, resulting from market fluctuations or in a rating by a rating service, does not require elimination of any security from the portfolio.

The investment objective of each Fund and, except as described below as "Fundamental Restrictions," the investment strategies described in this Statement of Additional Information and the prospectuses are not fundamental and may be changed by the Board of Directors without shareholder approval. The Fundamental Restrictions may not be changed without a vote of a majority of the outstanding voting securities of the affected Fund. The Investment Company Act of 1940, as amended, ("1940 Act") provides that "a vote of a majority of the outstanding voting securities" of a Fund means the affirmative vote of the lesser of 1) more than 50% of the outstanding shares or 2) 67% or more of the shares present at a meeting if more than 50% of the outstanding Fund shares are represented at the meeting in person or by proxy. Each share has one vote, with fractional shares voting proportionately. Shares of all classes of a Fund will vote together as a single class except when otherwise required by law or as determined by the Board of Directors.

With the exception of the diversification test required by the Internal Revenue Code, the Funds will not consider collateral held in connection with securities lending activities when applying any of the following fundamental restrictions or any other investment restriction set forth in each Fund's prospectus or Statement of Additional Information.

Principal Funds, Inc.	DESCRIPTION OF THE FUNDS’ INVESTMENTS AND RISKS	7
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Bond & Mortgage Securities, California Municipal, Core Plus Bond I, Disciplined LargeCap Blend, Diversified International, Equity Income, Global Real Estate Securities, Government & High Quality Bond, High Quality Intermediate-Term Bond, High Yield I, High Yield, Income, Inflation Protection, International Emerging Markets, International Growth, International Value I, LargeCap Growth, LargeCap S&P 500 Index, LargeCap Value, MidCap Blend, MidCap Growth, MidCap S&P 400 Index, MidCap Stock, MidCap Value III, Money Market, Mortgage Securities, Global Equity I, LargeCap Blend II, LargeCap Blend I, LargeCap Growth I, LargeCap Growth II, LargeCap Value III, LargeCap Value I, LargeCap Value II, MidCap Growth III, MidCap Growth I, MidCap Value II, MidCap Value I, SmallCap Blend I, SmallCap Growth I, SmallCap Growth II, SmallCap Growth III, SmallCap Value III, SmallCap Value I, SmallCap Value II, Preferred Securities, Real Estate Securities, Short-Term Bond, Short-Term Income, SmallCap Blend, SmallCap Growth, SmallCap Value, SmallCap S&P 600 Index, Tax-Exempt Bond, Ultra Short Bond, and West Coast Equity Funds

Fundamental Restrictions

Each of the following numbered restrictions for the above-listed Funds is a matter of fundamental policy and may not be changed without shareholder approval. Each may not:

1)	Issue any senior securities as defined in the 1940 Act. Purchasing and selling securities and futures contracts and options thereon and borrowing money in accordance with restrictions described below do not involve the issuance of a senior security.

2)	Invest in physical commodities or commodity contracts (other than foreign currencies), but it may purchase and sell financial futures contracts, options on such contracts, swaps, and securities backed by physical commodities.

3)	Invest in real estate, although it may invest in securities that are secured by real estate and securities of issuers that invest or deal in real estate.

4)	Borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

5)	Make loans, except that the Fund may a) purchase and hold debt obligations in accordance with its investment objectives and policies, b) enter into repurchase agreements, and c) lend its portfolio securities without limitation against collateral (consisting of cash or liquid assets) equal at all times to not less than 100% of the value of the securities loaned. This limit does not apply to purchases of debt securities or commercial paper.

6)	Invest more than 5% of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities) or purchase more than 10% of the outstanding voting securities of any one issuer, except that this limitation shall apply only with respect to 75% of the total assets of the Fund. This restriction does not apply to the California Municipal, Global Real Estate Securities,
Preferred Securities, Real Estate Securities, or Tax-Exempt Bond Funds.

7)	Act as an underwriter of securities, except to the extent that the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

8)	Concentrate its investments in any particular industry, except that the Fund may invest up to 25% of the value of its total assets in a single industry, provided that, when the Fund has adopted a temporary defensive posture, there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities. This restriction applies to the LargeCap S&P 500 Index, MidCap S&P 400 Index, and SmallCap
S&P 600 Index Funds except to the extent that the related Index also is so concentrated. This restriction does not apply to the Global Real Estate Securities, Preferred Securities, or Real Estate Securities Funds.

8 DESCRIPTION OF THE FUNDS’ INVESTMENTS AND RISKS	Principal Funds, Inc.
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9)	Sell securities short (except where the Fund holds or has the right to obtain at no added cost a long position in the securities sold that equals or exceeds the securities sold short). This restriction does not apply to the Core Plus
Bond Fund I.

Non-Fundamental Restrictions

Each of these Funds has also adopted the following restrictions that are not fundamental policies and may be changed without shareholder approval. It is contrary to each Fund's present policy to:

1)	Invest more than 15% (10% in the case of the Money Market Fund) of its net assets in illiquid securities and in repurchase agreements maturing in more than seven days except to the extent permitted by applicable law.

2)	Pledge, mortgage, or hypothecate its assets, except to secure permitted borrowings. The deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with transactions in put or call options, futures contracts, options on futures contracts, and over-the-counter swap contracts are not deemed to be pledges or other encumbrances.

3)	Invest in companies for the purpose of exercising control or management.

4)	Invest more than 25% (35% for High Yield and Preferred Securities Funds) of its assets in foreign securities, except that the Diversified International, Global Real Estate Securities, International Emerging Markets, International
Growth, International Value I, Money Market, and Global Equity Fund I each may invest up to 100% of its assets in foreign securities, the LargeCap S&P 500 Index, MidCap S&P 400 Index, and SmallCap S&P 600 Index Funds
each may invest in foreign securities to the extent that the relevant index is so invested, and the California
Municipal, Government & High Quality Bond, Mortgage Securities, and Tax-Exempt Bond Funds may not invest in foreign securities.

5)	Invest more than 5% of its total assets in real estate limited partnership interests (except the Global Real Estate
Securities and Real Estate Securities Funds).

6)	Acquire securities of other investment companies in reliance on Section 12(d)(1)(F) or (G) of the 1940 Act, invest more than 10% of its total assets in securities of other investment companies, invest more than 5% of its total assets in the securities of any one investment company, or acquire more than 3% of the outstanding voting securities of any one investment company except in connection with a merger, consolidation, or plan of reorganization. The Fund may purchase securities of closed-end investment companies in the open market where no underwriter or dealer's commission or profit, other than a customary broker's commission, is involved.

Each Fund (except the Diversified International, Income, International Emerging Markets, International Growth, and International Value I Funds) has also adopted the non-fundamental policy which requires it, under normal circumstances, to invest at least 80% of its net assets in the type of securities, industry or geographic region (as described in the prospectus) as suggested by the name of the Fund. The Fund will provide 60-days notice to shareholders prior to implementing a change in this policy for the Fund.

The Tax-Exempt Bond Fund has also adopted a fundamental policy which requires it, under normal circumstances, to invest at least 80% of its net assets in investments, the income from which is exempt from federal income tax or so that at least 80% of the income the Fund distributes will be exempt from federal income tax.

The California Municipal Fund has adopted a fundamental policy that requires it, under normal circumstances, to invest at least 80% of its net assets in investments the income from which is exempt from federal income tax and California state personal income tax or so that at least 80% of the income the Fund distributes will be exempt from federal income tax and California state personal income tax. The Fund also has adopted a non-fundamental policy that requires it, under normal circumstances, to invest at least 80% of its net assets in municipal obligations.

Principal Funds, Inc.	DESCRIPTION OF THE FUNDS’ INVESTMENTS AND RISKS	9
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MidCap Growth Fund II

Fundamental Restrictions

Each of the following numbered restrictions for the above-listed Fund is a matter of fundamental policy and may not be changed without shareholder approval. The Fund may not:

1)	With respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

2)	Issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the 1940
Act.

3)	Borrow money, except as permitted under the 1940 Act, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

4)	Underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

5)	Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

6)	Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

7)	Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments
(but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

8)	Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations, or other forms of debt instruments.

Non-Fundamental Restrictions

The Fund has also adopted the following restrictions that are not fundamental policies and may be changed without shareholder approval.

1)	The Fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

2)	The Fund does not currently intend to purchase securities on margin, except that the Fund may obtain such short-
term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

3)	The Fund may not borrow money, except as permitted under the 1940 Act, as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

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4)	The Fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

For purposes of the Fund's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the Fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

5)	The Fund does not currently intend to acquire securities of other investment companies in reliance on Section
12(d)(1)(F) or (G) of the 1940 Act, invest more than 10% of its total assets in securities of other investment companies, invest more than 5% of its total assets in the securities of any one investment company, or acquire more than 3% of the outstanding voting securities of any one investment company except in connection with a merger, consolidation or plan of reorganization. The Fund may purchase securities of closed-end investment companies in the open market where no underwriter or dealer's commission or profit, other than a customary broker's commission, is involved.

In addition to the Fund's fundamental and non-fundamental limitations discussed above, the Fund has also adopted a non-fundamental policy which requires it, under normal circumstances, to invest at least 80% of its net assets in securities of medium market capitalization companies. The Fund will provide 60-days notice to shareholders prior to implementing a change in this policy for the Fund.

International Fund I

Fundamental Restrictions

Each of the following numbered restrictions for the above-listed Fund is a matter of fundamental policy and may not be changed without shareholder approval. The Fund may not:

1)	Issue any senior securities as defined in the 1940 Act. Purchasing and selling securities and futures contracts and options thereon and borrowing money in accordance with restrictions described below do not involve the issuance of a senior security.

2)	With respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies) if, as a result, a) more than 5% of the Fund's total assets would be invested in the securities of that issuer or b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

3)	Borrow money, except as permitted under the 1940 Act, as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

4)	Act as an underwriter of securities, except to the extent that the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

5)	Concentrate its investments in any particular industry, except that the Fund may invest up to 25% of the value of its total assets in a single industry, provided that, when the Fund has adopted a temporary defensive posture, there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities.

6)	Invest in real estate, although it may invest in securities that are secured by real estate and securities of issuers that invest or deal in real estate.

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7)	Invest in physical commodities or commodity contracts (other than foreign currencies), but it may purchase and sell financial futures contracts, options on such contracts, swaps, and securities backed by physical commodities.

8)	Make loans, except that the Fund may a) purchase and hold debt obligations in accordance with its investment objectives and policies, b) enter into repurchase agreements, and c) lend its portfolio securities without limitation against collateral (consisting of cash or liquid assets) equal at all times to not less than 100% of the value of the securities loaned. This limit does not apply to purchases of debt securities or commercial paper.

Non-Fundamental Restrictions

The Fund has also adopted the following restrictions that are not fundamental policies and may be changed without shareholder approval. It is contrary to the Fund's present policy to:

1)	Sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

2)	Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

3)	Purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

4)	Acquire securities of other investment companies in reliance on Section 12(d)(1)(F) or (G) of the 1940 Act, invest more than 10% of its total assets in securities of other investment companies, invest more than 5% of its total assets in the securities of any one investment company, or acquire more than 3% of the outstanding voting securities of any one investment company except in connection with a merger, consolidation, or plan of reorganization. The Fund may purchase securities of closed-end investment companies in the open market where no underwriter or dealer's commission or profit, other than a customary broker's commission, is involved.

Principal LifeTime 2010, Principal LifeTime 2015, Principal LifeTime 2020, Principal LifeTime 2025, Principal LifeTime 2030, Principal LifeTime 2035, Principal LifeTime 2040, Principal LifeTime 2045, Principal LifeTime 2050, Principal LifeTime 2055, and Principal LifeTime Strategic Income Funds and the Strategic Asset Management Portfolios (Balanced, Conservative Balanced, Conservative Growth, Flexible Income, and Strategic Growth Portfolios)

Fundamental Restrictions

Each of the following numbered restrictions for the above-listed Funds is a matter of fundamental policy and may not be changed without shareholder approval. Each may not:

1)	Issue senior securities as defined in the 1940 Act. Purchasing and selling securities and futures contracts and options thereon and borrowing money in accordance with restrictions described below do not involve the issuance of a senior security.

2)	Purchase or sell commodities or commodities contracts except that the Fund may invest in underlying funds that may purchase or write interest rate, currency, and stock and bond index futures contracts and related options thereon.

3)	Purchase or sell real estate or interests therein, although the Fund may purchase underlying funds which purchase securities of issuers that engage in real estate operations and securities secured by real estate or interests therein.

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4)	Borrow money, except as permitted under the 1940 Act, as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

5)	Make loans, except that the Fund may a) purchase underlying funds which purchase and hold debt obligations and
b) enter into repurchase agreements. This limit does not apply to purchases of debt securities or commercial paper by the Fund or an underlying fund. For the purpose of this restriction, lending of fund securities by the underlying funds are not deemed to be loans.

6)	Act as an underwriter of securities, except to the extent that the Fund or an underlying fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

7)	Invest 25% or more of the value of its total assets in securities of issuers in any one industry except that the Fund will concentrate its investments in the mutual fund industry. This restriction does not apply to the Fund's investments in the mutual fund industry by virtue of its investments in the underlying funds. This restriction also does not apply to obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities.

8)	Sell securities short.

Non-Fundamental Restrictions

Each of these Funds has also adopted the following restrictions that are not fundamental policies and may be changed without shareholder approval. It is contrary to each Fund's present policy to:

1)	Pledge, mortgage, or hypothecate its assets, except to secure permitted borrowings. For the purpose of this restriction, collateral arrangements with respect to the writing of options by the underlying funds and collateral arrangements with respect to initial or variation margin for futures by the underlying funds are not deemed to be pledges of assets.

2)	Invest in companies for the purpose of exercising control or management.

Investment Strategies and Risks

Restricted Securities

Generally, restricted securities are not readily marketable because they are subject to legal or contractual restrictions upon resale. They are sold only in a public offering with an effective registration statement or in a transaction that is exempt from the registration requirements of the Securities Act of 1933. When registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security. If adverse market conditions were to develop during such a period, the Fund might obtain a less favorable price than existed when it decided to sell. Restricted securities and other securities not readily marketable are priced at fair value as determined in good faith by or under the direction of the Directors.

Each of the Funds has adopted investment restrictions that limit its investments in restricted securities or other illiquid securities up to 15% of its net assets (or, in the case of the Money Market Fund, 10%). The Directors have adopted procedures to determine the liquidity of Rule 4(2) short-term paper and of restricted securities under Rule 144A. Securities determined to be liquid under these procedures are excluded from the preceding investment restriction.

Foreign Securities

Foreign companies may not be subject to the same uniform accounting, auditing, and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges.

Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities

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transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of a Fund's assets is not invested and is earning no return. If a Fund is unable to make intended security purchases due to settlement problems, the Fund may miss attractive investment opportunities. In addition, a Fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.

With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political, or social instability, or diplomatic developments that could affect a Fund's investments in those countries. In addition, a Fund may also suffer losses due to nationalization, expropriation, or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility, or exchange rates could result in investment losses for a Fund. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to a Fund's investors.

Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the Funds intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a Fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of a Fund's portfolio. The Fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.

Investments in companies of developing (also called “emerging”) countries are subject to higher risks than investments in companies in more developed countries. These risks include:

•	increased social, political, and economic instability;
•	a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
•	lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
•	foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
•	relatively new capital market structure or market-oriented economy;
•	the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;
•	restrictions that may make it difficult or impossible for the fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
•	possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial and, in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.

Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.

Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

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Depositary Receipts

Depositary Receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as, currency risk, political and economic risk, and market risk, because their values depend on the performance of a foreign security denominated in its home currency.

The Funds that may invest in foreign securities may invest in:

•	American Depositary Receipts ("ADRs") - receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. They are designed for use in U.S. securities markets.
•	European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") - receipts typically issued by a foreign financial institution to evidence an arrangement similar to that of ADRs.

Depositary Receipts may be issued by sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of Depositary Receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities of underlying unsponsored programs, and there may not be a correlation between the availability of such information and the market value of the Depositary Receipts.

Securities of Smaller Companies

The Funds may invest in securities of companies with small- or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be less mature than older companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Small companies also may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies. Small company stocks may decline in price as large company stocks rise, or rise in price while larger company stocks decline. Investors should therefore expect the net asset value of the Fund that invests a substantial portion of its assets in small company stocks may be more volatile than the shares of a Fund that invests solely in larger company stocks.

Unseasoned Issuers

The Funds may invest in the securities of unseasoned issuers. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the companies' growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies. In addition, many unseasoned issuers also may be small companies and involve the risks and price volatility associated with smaller companies.

Spread Transactions, Options on Securities and Securities Indices, and Futures Contracts and Options on Futures Contracts The Funds (except the Principal LifeTime Funds and SAM Portfolios) may each engage in the practices described under this heading.

•	Spread Transactions. Each Fund may purchase covered spread options. Such covered spread options are not presently exchange listed or traded. The purchase of a spread option gives the Fund the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to the Fund in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options can be used to protect each Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. The security covering the spread option is maintained in segregated accounts either with the Fund's

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custodian or on the Fund's records. The Funds do not consider a security covered by a spread option to be "pledged" as that term is used in the Fund's policy limiting the pledging or mortgaging of assets.

•	Options on Securities and Securities Indices. Each Fund may write (sell) and purchase call and put options on securities in which it invests and on securities indices based on securities in which the Fund invests. The Funds may engage in these transactions to hedge against a decline in the value of securities owned or an increase in the price of securities which the Fund plans to purchase, or to generate additional revenue.

• Writing Covered Call and Put Options. When a Fund writes a call option, it gives the purchaser of the option the right to buy a specific security at a specified price at any time before the option expires. When a Fund writes a put option, it gives the purchaser of the option the right to sell to the Fund a specific security at a specified price at any time before the option expires. In both situations, the Fund receives a premium from the purchaser of the option.

The premium received by a Fund reflects, among other factors, the current market price of the underlying security, the relationship of the exercise price to the market price, the time period until the expiration of the option and interest rates. The premium generates additional income for the Fund if the option expires unexercised or is closed out at a profit. By writing a call, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option, but it retains the risk of loss if the price of the security should decline. By writing a put, a Fund assumes the risk that it may have to purchase the underlying security at a price that may be higher than its market value at time of exercise.

The Funds write only covered options and comply with applicable regulatory and exchange cover requirements. The Funds usually own the underlying security covered by any outstanding call option. With respect to an outstanding put option, each Fund deposits and maintains with its custodian or segregates on the Fund's records, cash, or other liquid assets with a value at least equal to the exercise price of the option.

Once a Fund has written an option, it may terminate its obligation before the option is exercised. The Fund executes a closing transaction by purchasing an option of the same series as the option previously written. The Fund has a gain or loss depending on whether the premium received when the option was written exceeds the closing purchase price plus related transaction costs.

•	Purchasing Call and Put Options. When a Fund purchases a call option, it receives, in return for the premium it pays, the right to buy from the writer of the option the underlying security at a specified price at any time before the option expires. A Fund purchases call options in anticipation of an increase in the market value of securities that it intends ultimately to buy. During the life of the call option, the Fund is able to buy the underlying security at the exercise price regardless of any increase in the market price of the underlying security. In order for a call option to result in a gain, the market price of the underlying security must exceed the sum of the exercise price, the premium paid, and transaction costs.

When a Fund purchases a put option, it receives, in return for the premium it pays, the right to sell to the writer of the option the underlying security at a specified price at any time before the option expires. A Fund purchases put options in anticipation of a decline in the market value of the underlying security. During the life of the put option, the Fund is able to sell the underlying security at the exercise price regardless of any decline in the market price of the underlying security. In order for a put option to result in a gain, the market price of the underlying security must decline, during the option period, below the exercise price enough to cover the premium and transaction costs.

Once a Fund purchases an option, it may close out its position by selling an option of the same series as the option previously purchased. The Fund has a gain or loss depending on whether the closing sale price exceeds the initial purchase price plus related transaction costs.

•	Options on Securities Indices. Each Fund may purchase and sell put and call options on any securities index based on securities in which the Fund may invest. Securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires

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cash payments and does not involve the actual purchase or sale of securities. The Funds engage in transactions in put and call options on securities indices for the same purposes as they engage in transactions in options on securities. When a Fund writes call options on securities indices, it holds in its portfolio underlying securities which, in the judgment of the Sub-Advisor, correlate closely with the securities index and which have a value at least equal to the aggregate amount of the securities index options.

•	Risks Associated with Option Transactions. An option position may be closed out only on an exchange that provides a secondary market for an option of the same series. The Funds generally purchase or write only those options for which there appears to be an active secondary market. However, there is no assurance that a liquid secondary market on an exchange exists for any particular option, or at any particular time. If a Fund is unable to effect closing sale transactions in options it has purchased, it has to exercise its options in order to realize any profit and may incur transaction costs upon the purchase or sale of underlying securities. If a Fund is unable to effect a closing purchase transaction for a covered option that it has written, it is not able to sell the underlying securities, or dispose of the assets held in a segregated account, until the option expires or is exercised. A Fund's ability to terminate option positions established in the over-the-counter market may be more limited than for exchange- traded options and may also involve the risk that broker-dealers participating in such transactions might fail to meet their obligations.

•	Futures Contracts and Options on Futures Contracts. Each Fund may purchase and sell financial futures contracts and options on those contracts. Financial futures contracts are commodities contracts based on financial instruments such as U.S. Treasury bonds or bills or on securities indices such as the S&P 500 Index. Futures contracts, options on futures contracts, and the commodity exchanges on which they are traded are regulated by the Commodity Futures Trading Commission. Through the purchase and sale of futures contracts and related options, a Fund may seek to hedge against a decline in the value of securities owned by the Fund or an increase in the price of securities that the Fund plans to purchase. Each Fund may enter into futures contracts and related options transactions both for hedging and non-hedging purposes.

•	Futures Contracts. When a Fund sells a futures contract based on a financial instrument, the Fund is obligated to deliver that kind of instrument at a specified future time for a specified price. When a Fund purchases that kind of contract, it is obligated to take delivery of the instrument at a specified time and to pay the specified price. In most instances, these contracts are closed out by entering into an offsetting transaction before the settlement date. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase plus transaction costs are less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase plus transaction costs. Although the Funds usually liquidate futures contracts on financial instruments, by entering into an offsetting transaction before the settlement date, they may make or take delivery of the underlying securities when it appears economically advantageous to do so.

A futures contract based on a securities index provides for the purchase or sale of a group of securities at a specified future time for a specified price. These contracts do not require actual delivery of securities but result in a cash settlement. The amount of the settlement is based on the difference in value of the index between the time the contract was entered into and the time it is liquidated (at its expiration or earlier if it is closed out by entering into an offsetting transaction).

When a Fund purchases or sells a futures contract, it pays a commission to the futures commission merchant through which the Fund executes the transaction. When entering into a futures transaction, the Fund does not pay the execution price, as it does when it purchases a security, or a premium, as it does when it purchases an option. Instead, the Fund deposits an amount of cash or other liquid assets (generally about 5% of the futures contract amount) with its futures commission merchant. This amount is known as "initial margin." In contrast to the use of margin account to purchase securities, the Fund's deposit of initial margin does not constitute the borrowing of money to finance the transaction in the futures contract. The initial margin represents a good faith deposit that helps assure the Fund's performance of the transaction. The futures commission merchant returns the initial margin to the Fund upon termination of the futures contract if the Fund has satisfied all its contractual obligations.

Subsequent payments to and from the futures commission merchant, known as "variation margin," are required to be made on a daily basis as the price of the futures contract fluctuates, a process known as "marking to market."

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The fluctuations make the long or short positions in the futures contract more or less valuable. If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made. Any additional cash is required to be paid to or released by the broker and the Fund realizes a loss or gain.

In using futures contracts, the Fund may seek to establish more certainly, than would otherwise be possible, the effective price of or rate of return on portfolio securities or securities that the Fund proposes to acquire. A Fund, for example, sells futures contracts in anticipation of a rise in interest rates that would cause a decline in the value of its debt investments. When this kind of hedging is successful, the futures contract increases in value when the Fund's debt securities decline in value and thereby keeps the Fund's net asset value from declining as much as it otherwise would. A Fund may also sell futures contracts on securities indices in anticipation of or during a stock market decline in an endeavor to offset a decrease in the market value of its equity investments. When a Fund is not fully invested and anticipates an increase in the cost of securities it intends to purchase, it may purchase financial futures contracts. When increases in the prices of equities are expected, a Fund may purchase futures contracts on securities indices in order to gain rapid market exposure that may partially or entirely offset increases in the cost of the equity securities it intends to purchase.

•	Options on Futures Contracts. The Funds may also purchase and write call and put options on futures contracts. A call option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a long position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a short position), for specified exercise price, at any time before the option expires.

Upon the exercise of a call, the writer of the option is obligated to sell the futures contract (to deliver a long position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. Upon exercise of a put, the writer of the option is obligated to purchase the futures contract (deliver a short position to the option holder) at the option exercise price, which will presumably be higher than the current market price of the contract in the futures market. However, as with the trading of futures, most options are closed out prior to their expiration by the purchase or sale of an offsetting option at a market price that reflects an increase or a decrease from the premium originally paid. Options on futures can be used to hedge substantially the same risks addressed by the direct purchase or sale of the underlying futures contracts. For example, if a Fund anticipates a rise in interest rates and a decline in the market value of the debt securities in its portfolio, it might purchase put options or write call options on futures contracts instead of selling futures contracts.

If a Fund purchases an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself. But in contrast to a futures transaction, the purchase of an option involves the payment of premium in addition to transaction costs. In the event of an adverse market movement, however, the Fund is not subject to a risk of loss on the option transaction beyond the price of the premium it paid plus its transaction costs.

When a Fund writes an option on a futures contract, the premium paid by the purchaser is deposited with the Fund's custodian. The Fund must maintain with its futures commission merchant all or a portion of the initial margin requirement on the underlying futures contract. It assumes a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. Subsequent payments to and from the futures commission merchant, similar to variation margin payments, are made as the premium and the initial margin requirements are marked to market daily. The premium may partially offset an unfavorable change in the value of portfolio securities, if the option is not exercised, or it may reduce the amount of any loss incurred by the Fund if the option is exercised.

•	Risks Associated with Futures Transactions. There are a number of risks associated with transactions in futures contracts and related options. A Fund's successful use of futures contracts is subject to the ability of the Sub- Advisor to predict correctly the factors affecting the market values of the Fund's portfolio securities. For example, if Fund is hedged against the possibility of an increase in interest rates which would adversely affect debt securities held by the Fund and the prices of those debt securities instead increases, the Fund loses part or all of the benefit of the increased value of its securities it hedged because it has offsetting losses in its futures positions. Other risks include imperfect correlation between price movements in the financial instrument or securities index underlying

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the futures contract, on the one hand, and the price movements of either the futures contract itself or the securities held by the Fund, on the other hand. If the prices do not move in the same direction or to the same extent, the transaction may result in trading losses.

Prior to exercise or expiration, a position in futures may be terminated only by entering into a closing purchase or sale transaction. This requires a secondary market on the relevant contract market. The Fund enters into a futures contract or related option only if there appears to be a liquid secondary market. There can be no assurance, however, that such a liquid secondary market exists for any particular futures contract or related option at any specific time. Thus, it may not be possible to close out a futures position once it has been established. Under such circumstances, the Fund continues to be required to make daily cash payments of variation margin in the event of adverse price movements. In such situations, if the Fund has insufficient cash, it may be required to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to perform under the terms of the futures contracts it holds. The inability to close out futures positions also could have an adverse impact on the Fund's ability effectively to hedge its portfolio.

Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. This daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

•	Limitations on the Use of Futures and Options on Futures Contracts. Each Fund intends to come within an exclusion from the definition of "commodity pool operator" provided by Commodity Futures Trading Commission regulations.

Each Fund may enter into futures contracts and related options transactions, for hedging purposes and for other appropriate risk management purposes, and to modify the Fund's exposure to various currency, equity, or fixed- income markets. Each Fund may engage in speculative futures trading. When using futures contracts and options on futures contracts for hedging or risk management purposes, each Fund determines that the price fluctuations in the contracts and options are substantially related to price fluctuations in securities held by the Fund or which it expects to purchase. In pursuing traditional hedging activities, each Fund may sell futures contracts or acquire puts to protect against a decline in the price of securities that the Fund owns. Each Fund may purchase futures contracts or calls on futures contracts to protect the Fund against an increase in the price of securities the Fund intends to purchase before it is in a position to do so.

When a Fund purchases a futures contract, or purchases a call option on a futures contract, it segregates portfolio assets, which must be liquid and marked to the market daily, in a segregated account. The amount so segregated plus the amount of initial margin held for the account of its futures commission merchant equals the market value of the futures contract.

With respect to futures contracts that are not legally required to “cash settle,” a Fund may cover the open position by setting aside or “earmarking” liquid assets in an amount equal to the market value of the futures contract. With respect to futures that are required to “cash settle,” however, a Fund is permitted to set aside or “earmark” liquid assets in an amount equal to the Fund’s daily marked to market (net) obligation, if any (in other words, the Fund’s daily net liability, if any) rather than the market value of the futures contract. By setting aside or “earmarking” assets equal to only its net obligation under cash-settled futures, a Fund will have the ability to utilize these contracts to a greater extent than if the Fund were required to segregate or “earmark” assets equal to the full market value of the futures contract.

High-Yield/High-Risk Bonds

The Bond & Mortgage Securities, Core Plus Bond Fund I, Equity Income, High Yield I, High Yield, Income, Inflation Protection, MidCap Stock, International I, MidCap Growth II, MidCap Value II, Short-Term Bond, Tax-Exempt Bond,

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Ultra Short Bond, and West Coast Equity Funds each may invest a portion of its assets in bonds that are rated below investment grade (i.e., bonds rated BB or lower by Standard & Poor's Ratings Services or Ba or lower by Moody's Investors Service, Inc. (commonly known as "junk bonds")). Lower rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Fund would experience a reduction in its income and could expect a decline in the market value of the bonds so affected. The Bond & Mortgage Securities, Core Plus Bond I, Equity Income, Government & High Quality Bond, High Quality Intermediate-Term Bond, High Yield, Income, MidCap Stock, Short-Term Bond, Short-Term Income, and West Coast Equity Funds may also invest in unrated bonds of foreign and domestic issuers. Unrated bonds, while not necessarily of lower quality than rated bonds, may not have as broad a market. Because of the size and perceived demand of the issue, among other factors, certain municipalities may not incur the expense of obtaining a rating. The Sub-Advisor will analyze the creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the bond, in determining whether to purchase unrated bonds. Unrated bonds will be included in the limitation each Fund has with regard to high yield bonds unless the Sub-Advisor deems such securities to be the equivalent of investment grade bonds.

Mortgage- and Asset-Backed Securities

The yield characteristics of the mortgage- and asset-backed securities in which the Funds may invest differ from those of traditional debt securities. Among the major differences are that the interest and principal payments are made more frequently on mortgage- and asset-backed securities (usually monthly) and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if the Fund purchases those securities at a premium, a prepayment rate that is faster than expected will reduce their yield, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield. If the Fund purchases these securities at a discount, faster than expected prepayments will increase their yield, while slower than expected prepayments will reduce their yield. Amounts available for reinvestment by the Fund are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates.

In general, the prepayment rate for mortgage-backed securities decreases as interest rates rise and increases as interest rates fall. However, rising interest rates will tend to decrease the value of these securities. In addition, an increase in interest rates may affect the volatility of these securities by effectively changing a security that was considered a short-term security at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or medium-term securities.

The market for privately issued mortgage- and asset-backed securities is smaller and less liquid than the market for U.S. government mortgage-backed securities. A collateralized mortgage obligation may be structured in a manner that provides a wide variety of investment characteristics (yield, effective maturity, and interest rate sensitivity). As market conditions change, and especially during periods of rapid market interest rate changes, the ability of a collateralized mortgage obligation to provide the anticipated investment characteristics may be greatly diminished. Increased market volatility and/or reduced liquidity may result.

Real Estate Investment Trusts (“REITs”)

REITs are pooled investment vehicles that invest in income producing real estate, real estate related loans, or other types of real estate interests. U.S. REITs are allowed to eliminate corporate level federal tax so long as they meet certain requirements of the Internal Revenue Code. Foreign REITs ("REIT-like") entities may have similar tax treatment in their respective countries. Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are not diversified, are dependent upon management skill, are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act. In addition, foreign REIT-like entities will be subject to foreign securities risks. (See "Foreign Securities")

Zero-Coupon Securities

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The Funds may invest in zero-coupon securities. Zero-coupon securities have no stated interest rate and pay only the principal portion at a stated date in the future. They usually trade at a substantial discount from their face (par) value. Zero-coupon securities are subject to greater market value fluctuations in response to changing interest rates than debt obligations of comparable maturities that make distributions of interest in cash.

Securities Lending

All Funds may lend their portfolio securities. None of the Funds will lend its portfolio securities if as a result the aggregate of such loans made by the Fund would exceed the limits established by the 1940 Act. Portfolio securities may be lent to unaffiliated broker-dealers and other unaffiliated qualified financial institutions provided that such loans are callable at any time on not more than five business days' notice and that cash or other liquid assets equal to at least 100% of the market value of the securities loaned, determined daily, is deposited by the borrower with the Fund and is maintained each business day. While such securities are on loan, the borrower pays the Fund any income accruing thereon. The Fund may invest any cash collateral, thereby earning additional income, and may receive an agreed-upon fee from the borrower. Borrowed securities must be returned when the loan terminates. Any gain or loss in the market value of the borrowed securities that occurs during the term of the loan belongs to the Fund and its shareholders. A Fund pays reasonable administrative, custodial, and other fees in connection with such loans and may pay a negotiated portion of the interest earned on the cash or government securities pledged as collateral to the borrower or placing broker. A Fund does not normally retain voting rights attendant to securities it has lent, but it may call a loan of securities in anticipation of an important vote.

Short Sales

The Core Plus Bond Fund I may engage in “short sales.” A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. The Fund may also enter into a short derivative position through a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

Each Fund, other than the Principal LifeTime Funds and the SAM Portfolios, may engage in “short sales against the box.” This technique involves selling either a security owned by the Fund, or a security equivalent in kind and amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. A Fund may enter into a short sale against the box to hedge against anticipated declines in the market price of portfolio securities. If the value of the securities sold short increases prior to the scheduled delivery date, a Fund loses the opportunity to participate in the gain.

Forward Foreign Currency Exchange Contracts

The Funds may, but are not obligated to, enter into forward foreign currency exchange contracts. Currency transactions include forward currency contracts and exchange listed or over-the-counter options on currencies. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a specified future date at a price set at the time of the contract.

The typical use of a forward contract is to "lock in" the price of a security in U.S. dollars or some other foreign currency which a Fund is holding in its portfolio. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars or other currency, of the amount of foreign currency involved in the underlying security transactions, a Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar or other currency which is being used for the security purchase and the foreign currency in which the security is denominated in or exposed to during the period between the date on which the security is purchased or sold and the date on which payment is made or received.

The Sub-Advisor also may from time to time utilize forward contracts for other purposes. For example, they may be used to hedge a foreign security held in the portfolio or a security which pays out principal tied to an exchange rate between the U.S. dollar and a foreign currency, against a decline in value of the applicable foreign currency. They also may be used to lock in the current exchange rate of the currency in which those securities anticipated to be purchased

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are denominated in or exposed to. At times, a Fund may enter into "cross-currency" hedging transactions involving currencies other than those in which securities are held or proposed to be purchased are denominated.

A Fund segregates liquid assets in an amount equal to its daily marked-to-market (net) obligation (i.e., its daily net liability, if any) with respect to forward currency contracts. It should be noted that the use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange between the currencies that can be achieved at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain that might result if the value of the currency increases.

Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, the risk exists that the perceived linkage between various currencies may not be present or may not be present during the particular time that a Fund is engaging in proxy hedging. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments. These forms of governmental actions can result in losses to a Fund if it is unable to deliver or receive currency or monies in settlement of obligations. They could also cause hedges the Fund has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Currency exchange rates may also fluctuate based on factors extrinsic to a country's economy. Buyers and sellers of currency forward contracts are subject to the same risks that apply to the use of forward contracts generally. Further, settlement of a currency forward contract for the purchase of most currencies must occur at a bank based in the issuing nation. The ability to establish and close out positions on trading options on currency futures contracts is subject to the maintenance of a liquid market that may not always be available.

Moreover, a Fund bears the risk of loss of the amount expected to be received under a forward contract in the event of the default as bankruptcy of a forward counterparty.

Repurchase and Reverse Repurchase Agreements, Mortgage Dollar Rolls and Sale-Buybacks

The Funds may invest in repurchase and reverse repurchase agreements. In a repurchase agreement, a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price consists of the purchase price plus an amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or "collateral." A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. In the event of bankruptcy or insolvency of the seller, a Fund may encounter delays and incur costs in liquidating the underlying security. Repurchase agreements that mature in more than seven days are subject to each Fund's limit on illiquid investments. While it is not possible to eliminate all risks from these transactions, it is the policy of the Fund to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by the Sub-Advisor.

A Fund may use reverse repurchase agreements, mortgage dollar rolls, and economically similar transactions to obtain cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes. In a reverse repurchase agreement, a Fund sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a Fund will maintain cash or appropriate liquid assets to cover its obligation under the agreement. The Fund will enter into reverse repurchase agreements only with parties that the Sub-Advisor deems creditworthy. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense of the reverse repurchase agreement transaction. This

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technique may also have a leveraging effect on the Fund, although the Fund's intent to segregate assets in the amount of the reverse repurchase obligation minimizes this effect.

A "mortgage dollar roll" is similar to a reverse repurchase agreement in certain respects. In a "dollar roll" transaction a Fund sells a mortgage-related security, such as a security issued by the Government National Mortgage Association, to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. A dollar roll can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which a Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Fund, but only securities which are "substantially identical." To be considered "substantially identical," the securities returned to a Fund generally must: 1) be collateralized by the same types of underlying mortgages; 2) be issued by the same agency and be part of the same program; 3) have a similar original stated maturity; 4) have identical net coupon rates; 5) have similar market yields (and therefore price); and 6) satisfy "good delivery" requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 0.01% of the initial amount delivered.

A Fund's obligations under a dollar roll agreement must be covered by segregated liquid assets equal in value to the securities subject to repurchase by the Fund.

A Fund also may effect simultaneous purchase and sale transactions that are known as "sale-buybacks." A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Fund's repurchase of the underlying security. A Fund's obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Fund's forward commitment to repurchase the subject security.

Swap Agreements and Options on Swap Agreements

Each Fund (except Money Market Fund) may engage in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps, to the extent permitted by its investment restrictions. To the extent a Fund may invest in foreign currency-denominated securities, it may also invest in currency exchange rate swap agreements. A Fund may also enter into options on swap agreements ("swap options").

A Fund may enter into swap transactions for any legal purpose consistent with its investment objectives and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities or commodities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. Consistent with a Fund's investment objectives and general investment policies, certain of the Funds may invest in commodity swap agreements. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, a Fund will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, a Fund may

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pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is for more than one period, with interim swap payments, a Fund may pay an adjustable or floating fee. With a "floating" rate, the fee may be pegged to a base rate, such as the London Interbank Offered Rate, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, a Fund may be required to pay a higher fee at each swap reset date.

A Fund may enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. A Fund may be either the buyer or seller in a credit default swap transaction. If a Fund is a buyer and no event of default occurs, the Fund will lose its investment and recover nothing. However, if an event of default occurs, the Fund (if the buyer) will receive the full notional value of the reference obligation that may have little or no value. As a seller, a Fund receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided that there is no default event. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation.

A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. Each Fund (except Money Market Fund) may write (sell) and purchase put and call swap options. Most swap agreements entered into by the Funds would calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid by the Manager or Sub-Advisor in accordance with procedures established by the Board of Directors, to avoid any potential leveraging of the Fund's portfolio. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Fund's investment restriction concerning senior securities. Each Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's total assets.

Whether a Fund's use of swap agreements or swap options will be successful in furthering its investment objective of total return will depend on the ability of the Fund's Manager or Sub-Advisor to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will enter into swap agreements only with counterparties that present minimal credit risks, as determined by the Fund's Manager or Sub-Advisor. Certain restrictions imposed on the Funds by the Internal Revenue Code may limit the Funds' ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When a Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swap option, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

Liquidity. Some swap markets have grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, these swap markets have become relatively liquid.

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The liquidity of swap agreements will be determined by the Manager or Sub-Advisor based on various factors, including:

•	the frequency of trades and quotations,
•	the number of dealers and prospective purchasers in the marketplace,
•	dealer undertakings to make a market,
•	the nature of the security (including any demand or tender features), and
•	the nature of the marketplace for trades (including the ability to assign or offset a portfolio's rights and obligations relating to the investment).

Such determination will govern whether a swap will be deemed to be within each Fund's restriction on investments in illiquid securities.

For purposes of applying the Funds' investment policies and restrictions (as stated in the Prospectuses and this Statement of Additional Information) swap agreements are generally valued by the Funds at market value. In the case of a credit default swap sold by a Fund (i.e., where the Fund is selling credit default protection), however, the Fund will value the swap at its notional amount. The manner in which the Funds value certain securities or other instruments for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

When-Issued, Delayed Delivery, and Forward Commitment Transactions

Each of the Funds may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When such purchases are outstanding, the Fund will segregate until the settlement date assets determined to be liquid by the Sub-Advisor in accordance with procedures established by the Board of Directors, in an amount sufficient to meet the purchase price. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated.

When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund's other investments. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage.

When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or could suffer a loss. A Fund may dispose of or renegotiate a transaction after it is entered into, and may sell when-issued, delayed delivery, or forward commitment securities before they are delivered, which may result in a capital gain or loss. There is no percentage limitation on the extent to which the Funds may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis.

Money Market Instruments/Temporary Defensive Position

The Money Market Fund invests all of its available assets in money market instruments maturing in 397 days or less. In addition, all of the Funds may make money market investments (cash equivalents), without limit, pending other investment or settlement, for liquidity, or in adverse market conditions. Following are descriptions of the types of money market instruments that the Funds may purchase:

•	U.S. Government Securities - Securities issued or guaranteed by the U.S. government, including treasury bills, notes, and bonds.
•	U.S. Government Agency Securities - Obligations issued or guaranteed by agencies or instrumentalities of the U.S. government.
• U.S. agency obligations include, but are not limited to, the Bank for Cooperatives, Federal Home Loan Banks, and Federal Intermediate Credit Banks.

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•	U.S. instrumentality obligations include, but are not limited to, the Export-Import Bank, Federal Home Loan Mortgage Corporation, and Federal National Mortgage Association.

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury. Others, such as those issued by the Federal National Mortgage
Association, are supported by discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality. Still others, such as those issued by the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality.

•	Bank Obligations - Certificates of deposit, time deposits and bankers' acceptances of U.S. commercial banks having total assets of at least one billion dollars and overseas branches of U.S. commercial banks and foreign banks, which in the opinion of the Sub-Advisor, are of comparable quality. However, each such bank with its branches has total assets of at least five billion dollars, and certificates, including time deposits of domestic savings and loan associations having at least one billion dollars in assets that are insured by the Federal Savings and Loan Insurance Corporation. The Fund may acquire obligations of U.S. banks that are not members of the Federal Reserve System or of the Federal Deposit Insurance Corporation.

Obligations of foreign banks and obligations of overseas branches of U.S. banks are subject to somewhat different regulations and risks than those of U.S. domestic banks. For example, an issuing bank may be able to maintain that the liability for an investment is solely that of the overseas branch which could expose a Fund to a greater risk of loss. In addition, obligations of foreign banks or of overseas branches of U.S. banks may be affected by governmental action in the country of domicile of the branch or parent bank. Examples of adverse foreign governmental actions include the imposition of currency controls, the imposition of withholding taxes on interest income payable on such obligations, interest limitations, seizure or nationalization of assets, or the declaration of a moratorium. Deposits in foreign banks or foreign branches of U.S. banks are not covered by the Federal Deposit Insurance Corporation. A Fund only buys short-term instruments where the risks of adverse governmental action are believed by the Sub-Advisor to be minimal. A Fund considers these factors, along with other appropriate factors, in making an investment decision to acquire such obligations. It only acquires those which, in the opinion of management, are of an investment quality comparable to other debt securities bought by the Fund. A Fund may invest in certificates of deposit of selected banks having less than one billion dollars of assets providing the certificates do not exceed the level of insurance (currently $100,000) provided by the applicable government agency.

A certificate of deposit is issued against funds deposited in a bank or savings and loan association for a definite period of time, at a specified rate of return. Normally they are negotiable. However, a Fund occasionally may invest in certificates of deposit which are not negotiable. Such certificates may provide for interest penalties in the event of withdrawal prior to their maturity. A bankers' acceptance is a short-term credit instrument issued by corporations to finance the import, export, transfer, or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity and reflect the obligation of both the bank and drawer to pay the face amount of the instrument at maturity.

•	Commercial Paper - Short-term promissory notes issued by U.S. or foreign corporations.

•	Short-term Corporate Debt - Corporate notes, bonds, and debentures that at the time of purchase have 397 days or less remaining to maturity.

•	Repurchase Agreements - Instruments under which securities are purchased from a bank or securities dealer with an agreement by the seller to repurchase the securities at the same price plus interest at a specified rate.

•	Taxable Municipal Obligations - Short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.

The ratings of nationally recognized statistical rating organization ("NRSRO"), such as Moody's Investor Services, Inc. ("Moody's") and Standard & Poor's ("S&P"), which are described in Appendix A, represent their opinions as to the quality of the money market instruments which they undertake to rate. It should be emphasized, however, that ratings

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are general and are not absolute standards of quality. These ratings, including ratings of NRSROs other than Moody's and S&P, are the initial criteria for selection of portfolio investments, but the Sub-Advisor further evaluates these securities.

Municipal Obligations

The California Municipal and Tax-Exempt Bond Funds (the "Municipal Funds") can invest in "Municipal Obligations." Municipal Obligations are obligations issued by or on behalf of states, territories, and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, including municipal utilities, or multi-state agencies or authorities. The interest on Municipal Obligations is exempt from federal income tax in the opinion of bond counsel to the issuer. Three major classifications of Municipal Obligations are: Municipal Bonds, that generally have a maturity at the time of issue of one year or more; Municipal Notes, that generally have a maturity at the time of issue of six months to three years; and Municipal Commercial Paper, that generally has a maturity at the time of issue of 30 to 270 days.

The term "Municipal Obligations" includes debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, water and sewer works, and electric utilities. Other public purposes for which Municipal Obligations are issued include refunding outstanding obligations, obtaining funds for general operating expenses, and lending such funds to other public institutions and facilities.

AMT-Subject Bonds. Industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, industrial, port or parking facilities, air or water pollution control facilities, and certain local facilities for water supply, gas, electricity, or sewage or solid waste disposal. They are considered to be Municipal Obligations if the interest paid thereon qualifies as exempt from federal income tax in the opinion of bond counsel to the issuer, even though the interest may be subject to the federal alternative minimum tax.

•	Municipal Bonds. Municipal Bonds may be either "general obligation" or "revenue" issues. General obligation bonds are secured by the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source (e.g., the user of the facilities being financed), but not from the general taxing power. Industrial development bonds and pollution control bonds in most cases are revenue bonds and generally do not carry the pledge of the credit of the issuing municipality. The payment of the principal and interest on industrial revenue bonds depends solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. The Fund may also invest in "moral obligation" bonds that are normally issued by special purpose public authorities. If an issuer of moral obligation bonds is unable to meet its obligations, the repayment of the bonds becomes a moral commitment but not a legal obligation of the state or municipality in question.

•	Municipal Notes. Municipal Notes usually are general obligations of the issuer and are sold in anticipation of a bond sale, collection of taxes, or receipt of other revenues. Payment of these notes is primarily dependent upon the issuer's receipt of the anticipated revenues. Other notes include "Construction Loan Notes" issued to provide construction financing for specific projects, and "Bank Notes" issued by local governmental bodies and agencies to commercial banks as evidence of borrowings. Some notes ("Project Notes") are issued by local agencies under a program administered by the U.S. Department of Housing and Urban Development. Project Notes are secured by the full faith and credit of the United States.

• Bond Anticipation Notes ("BANs") are usually general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds. The ability of an issuer to meet its obligations on its BANs is primarily dependent on the issuer's access to the long-term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal and interest on the BANs.

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•	Tax Anticipation Notes ("TANs") are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. TANs are usually general obligations of the issuer. A weakness in an issuer's capacity to raise taxes due to, among other things, a decline in its tax base or a rise in delinquencies, could adversely affect the issuer's ability to meet its obligations on outstanding TANs.

•	Revenue Anticipation Notes ("RANs") are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general they also constitute general obligations of the issuer. A decline in the receipt of projected revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal and interest on RANs.

•	Construction Loan Notes are issued to provide construction financing for specific projects. Permanent financing, the proceeds of which are applied to the payment of construction loan notes, is sometimes provided by a commitment by the Government National Mortgage Association ("GNMA") to purchase the loan, accompanied by a commitment by the Federal Housing Administration to insure mortgage advances thereunder. In other instances, permanent financing is provided by commitments of banks to purchase the loan. The Tax-Exempt Bond and California Municipal Funds will only purchase construction loan notes that are subject to GNMA or bank purchase commitments.

•	Bank Notes are notes issued by local governmental bodies and agencies such as those described above to commercial banks as evidence of borrowings. The purposes for which the notes are issued are varied but they are frequently issued to meet short-term working-capital or capital-project needs. These notes may have risks similar to the risks associated with TANs and RANs.

•	Municipal Commercial Paper. Municipal Commercial Paper refers to short-term obligations of municipalities that may be issued at a discount and may be referred to as Short-Term Discount Notes. Municipal Commercial Paper is likely to be used to meet seasonal working capital needs of a municipality or interim construction financing. Generally they are repaid from general revenues of the municipality or refinanced with long-term debt. In most cases Municipal Commercial Paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.

•	Variable and Floating Rate Obligations. Certain Municipal Obligations, obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and debt instruments issued by domestic banks or corporations may carry variable or floating rates of interest. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a bank prime rate or tax- exempt money market index. Variable rate notes are adjusted to current interest rate levels at certain specified times, such as every 30 days. A floating rate note adjusts automatically whenever there is a change in its base interest rate adjustor, e.g., a change in the prime lending rate or specified interest rate indices. Typically such instruments carry demand features permitting the Fund to redeem at par.

The Fund's right to obtain payment at par on a demand instrument upon demand could be affected by events occurring between the date the Fund elects to redeem the instrument and the date redemption proceeds are due which affects the ability of the issuer to pay the instrument at par value. The Sub-Advisor monitors on an ongoing basis the pricing, quality, and liquidity of such instruments and similarly monitors the ability of an issuer of a demand instrument, including those supported by bank letters of credit or guarantees, to pay principal and interest on demand. Although the ultimate maturity of such variable rate obligations may exceed one year, the Fund treats the maturity of each variable rate demand obligation as the longer of a) the notice period required before the Fund is entitled to payment of the principal amount through demand or b) the period remaining until the next interest rate adjustment. Floating rate instruments with demand features are deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

The Fund may purchase participation interests in variable rate Municipal Obligations (such as industrial development bonds). A participation interest gives the purchaser an undivided interest in the Municipal

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Obligation in the proportion that its participation interest bears to the total principal amount of the Municipal Obligation. The Fund has the right to demand payment on seven days' notice, for all or any part of the Fund's participation interest in the Municipal Obligation, plus accrued interest. Each participation interest is backed by an irrevocable letter of credit or guarantee of a bank. Banks will retain a service and letter of credit fee and a fee for issuing repurchase commitments in an amount equal to the excess of the interest paid on the Municipal Obligations over the negotiated yield at which the instruments were purchased by the Fund.

•	Stand-By Commitments. The Municipal Funds may acquire stand-by commitments with respect to municipal obligations held in their respective portfolios. Under a stand-by commitment, a broker-dealer, dealer, or bank would agree to purchase, at the relevant Funds' option, a specified municipal security at a specified price. Thus, a stand-by commitment may be viewed as the equivalent of a put option acquired by a Fund with respect to a particular municipal security held in the Fund's portfolio.

The amount payable to a Fund upon its exercise of a stand-by commitment normally would be 1) the acquisition cost of the municipal security (excluding any accrued interest that the Fund paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the security, plus, 2) all interest accrued on the security since the last interest payment date during the period the security was owned by the Fund. Absent unusual circumstances, the Fund would value the underlying municipal security at amortized cost. As a result, the amount payable by the broker-dealer, dealer or bank during the time a stand-by commitment is exercisable would be substantially the same as the value of the underlying municipal obligation.

A Fund's right to exercise a stand-by commitment would be unconditional and unqualified. Although a Fund could not transfer a stand-by commitment, it could sell the underlying municipal security to a third party at any time. It is expected that stand-by commitments generally will be available to the Funds without the payment of any direct or indirect consideration. The Funds may, however, pay for stand-by commitments if such action is deemed necessary. In any event, the total amount paid for outstanding stand-by commitments held in a Fund's portfolio would not exceed 0.50% of the value of a Fund's total assets calculated immediately after each stand- by commitment is acquired.

The Funds intend to enter into stand-by commitments only with broker-dealers, dealers, or banks that their Sub- Advisors believe present minimum credit risks. A Fund's ability to exercise a stand-by commitment will depend upon the ability of the issuing institution to pay for the underlying securities at the time the stand-by commitment is exercised. The credit of each institution issuing a stand-by commitment to a Fund will be evaluated on an ongoing basis by the Sub-Advisor.

A Fund intends to acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its right thereunder for trading purposes. The acquisition of a stand-by commitment would not affect the valuation of the underlying municipal security. Each stand-by commitment will be valued at zero in determining net asset value. Should a Fund pay directly or indirectly for a stand-by commitment, its costs will be reflected in realized gain or loss when the commitment is exercised or expires. The maturity of a municipal security purchased by a Fund will not be considered shortened by any stand-by commitment to which the obligation is subject. Thus, stand-by commitments will not affect the dollar-weighted average maturity of a Fund's portfolio.

•	Other Municipal Obligations. Other kinds of Municipal Obligations are occasionally available in the marketplace, and the Fund may invest in such other kinds of obligations to the extent consistent with its investment objective and limitations. Such obligations may be issued for different purposes and with different security than those mentioned above.

•	Risks. of Municipal Obligations. The yields on Municipal Obligations are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions in the Municipal Obligations market, size of a particular offering, maturity of the obligation, and rating of the issue. The Fund's ability to achieve its investment objective also depends on the continuing ability of the issuers of the Municipal Obligations in which it invests to meet their obligation for the payment of interest and principal when due.

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Municipal Obligations are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act. They are also subject to federal or state laws, if any, which extend the time for payment of principal or interest, or both, or impose other constraints upon enforcement of such obligations or upon municipalities to levy taxes. The power or ability of issuers to pay, when due, principal of and interest on Municipal Obligations may also be materially affected by the results of litigation or other conditions.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Obligations. It may be expected that similar proposals will be introduced in the future. If such a proposal was enacted, the ability of the Fund to pay "exempt interest" dividends may be adversely affected. The Fund would reevaluate its investment objective and policies and consider changes in its structure.

Special Considerations Relating to California Municipal Obligations

The California Municipal Fund concentrates its investments in California municipal obligations, and therefore may be significantly impacted by political, economic, or regulatory developments that affect issuers in California and their ability to pay principal and interest on their obligations. The ability of issuers to pay interest on, and repay principal of, California municipal obligations may be affected by 1) amendments to the California Constitution and related statutes that limit the taxing and spending authority of California government entities, 2) voter initiatives, 3) a wide variety of California laws and regulations, including laws related to the operation of health care institutions and laws related to secured interests in real property, and 4) the general financial condition of the State of California and the California economy.

Insurance

The insured municipal obligations in which the Municipal Funds may invest are insured under insurance policies that relate to the specific municipal obligation in question and that are issued by an insurer having a claims-paying ability rated AAA by S&P or Aaa by Moody's. This insurance is generally non-cancelable and will continue in force so long as the municipal obligations are outstanding and the insurer remains in business.

The insured municipal obligations are generally insured as to the scheduled payment of all installments of principal and interest as they fall due. The insurance covers only credit risk and therefore does not guarantee the market value of the obligations in a Fund's investment portfolio or a Fund's NAV. The Fund's NAV will continue to fluctuate in response to fluctuations in interest rates. A Fund's investment policy requiring investment in insured municipal obligations will not affect the Fund's ability to hold its assets in cash or to invest in escrow-secured and defeased bonds or in certain short-term tax-exempt obligations, or affect its ability to invest in uninsured taxable obligations for temporary or liquidity purposes or on a defensive basis.

Taxable Investments of the Municipal Funds

Each of the Municipal Funds may invest a portion of its assets, as described in the prospectus, in taxable short-term investments consisting of: Obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, domestic bank certificates of deposit and bankers' acceptances, short-term corporate debt securities such as commercial paper, and repurchase agreements ("Taxable Investments"). These investments must have a stated maturity of one year or less at the time of purchase and must meet the following standards: banks must have assets of at least $1 billion; commercial paper must be rated at least "A" by S&P or "Prime" by Moody's or, if not rated, must be issued by companies having an outstanding debt issue rated at least "A" by S&P or Moody's; corporate bonds and debentures must be rated at least "A" by S&P or Moody's. Interest earned from Taxable Investments is taxable to investors. When, in the opinion of the Fund's Manager, it is advisable to maintain a temporary "defensive" posture, each Municipal Fund may invest without limitation in Taxable Investments. At other times, Taxable Investments, Municipal Obligations that do not meet the quality standards required for the 80% portion of the portfolio and Municipal Obligations the interest on which is treated as a tax preference item for purposes of the federal alternative minimum tax will not exceed 20% of the Fund's total assets.

Other Investment Companies

Each Fund reserves the right to invest up to 10% of its total assets in the securities of all investment companies, but may not acquire more than 3% of the voting securities of, nor invest more than 5% of its total assets in securities of,

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any other investment company. Securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, various exchange-traded funds ("ETFs"), and other open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of instrument. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market. ETFs are often structured to perform in a similar fashion to a broad-based securities index. Investing in ETFs involves substantially the same risks as investing directly in the underlying instruments. In addition, ETFs involve the risk that they will not perform in exactly the same fashion, or in response to the same factors, as the index or underlying instruments.

As a shareholder in an investment company, a Fund would bear its ratable share of that entity's expenses, including its advisory and administrative fees. The Fund would also continue to pay its own advisory fees and other expenses. Consequently, the Fund and its shareholders, in effect, will be absorbing two levels of fees with respect to investments in other investment companies.

Industry Concentrations

Each of the Principal LifeTime Funds and Strategic Asset Management Portfolios concentrates its investments in shares of other Principal mutual funds.

Each of the other Funds, except the Global Real Estate Securities, Preferred Securities, and Real Estate Securities Funds, may not concentrate (invest more than 25% of its assets) its investments in any particular industry. The LargeCap S&P 500 Index, MidCap S&P 400 Index, and SmallCap S&P 600 Index Funds may concentrate their investments in a particular industry only to the extent that the relevant indices are so concentrated. The International Growth Fund, LargeCap Growth Fund I, LargeCap Growth Fund II, LargeCap Value Fund I, LargeCap Value Fund II, MidCap Growth Fund II, SmallCap Growth Fund II, SmallCap Value Fund II and each of the funds sub-advised by Edge Asset Management, Inc. use the industry groups of Global Industry Classification Standard (GICS®). The other Funds use industry classifications based on the "Directory of Companies Filing Annual Reports with the Securities and Exchange Commission ("SEC")." The Funds interpret their policy with respect to concentration in a particular industry to apply to direct investments in the securities of issuers in a particular industry. For purposes of this restriction, mortgage-backed securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities are not subject to the Funds' industry concentration restrictions, by virtue of the exclusion from that test available to all U.S. government securities. In the case of privately issued mortgage-related securities, or any asset-backed securities, and municipal obligations issued by government or political subdivisions of governments, the Funds take the position that such securities do not represent interests in any particular "industry" or group of industries.

Portfolio Turnover

Portfolio turnover is a measure of how frequently a portfolio's securities are bought and sold. The portfolio turnover rate is generally calculated as the dollar value of the lesser of a portfolio's purchases or sales of shares of securities during a given year, divided by the monthly average value of the portfolio securities during that year (excluding securities whose maturity or expiration at the time of acquisition were less than one year). For example, a portfolio reporting a 100% portfolio turnover rate would have purchased and sold securities worth as much as the monthly average value of its portfolio securities during the year.

It is not possible to predict future turnover rates with accuracy. Many variable factors are outside the control of a portfolio manager. The investment outlook for the securities in which a portfolio may invest may change as a result of unexpected developments in securities markets, economic or monetary policies, or political relationships. High market volatility may result in a portfolio manager using a more active trading strategy than might otherwise be employed. Each portfolio manager considers the economic effects of portfolio turnover but generally does not treat the portfolio turnover rate as a limiting factor in making investment decisions.

Sale of shares by investors may require the liquidation of portfolio securities to meet cash flow needs. In addition, changes in a particular portfolio's holdings may be made whenever the portfolio manager considers that a security is no longer appropriate for the portfolio or that another security represents a relatively greater opportunity. Such changes may be made without regard to the length of time that a security has been held.

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Higher portfolio turnover rates generally increase transaction costs that are expenses of the Account. Active trading may generate short-term gains (losses) for taxable shareholders.

The following Funds had significant variation in portfolio turnover rates over the two most recently completed fiscal years:

•	California Municipal Fund (2007 - 63.7%; 2006 - 29.0%): In 2007, the Fund experienced increased turnover due to redemptions.
•	Real Estate Securities Fund (2007 - 77.8%; 2006 - 37.8%): Market conditions changed dramatically in 2007 with real estate stock prices under pressure after several consecutive years of strong performance. The changed environment dictated an above average amount of portfolio repositioning.
•	Tax Exempt Bond Fund (2007 - 51.0%; 2006 - 25.0%): Redemptions were greater in 2007 than in 2006. As interest rates rallied the sub-advisor attempted to bring the portfolio's duration back in line with the index. Given the volatile market environment, this strategy did increase turnover as the sub-advisor bought and sold securities to try and remain neutral in the duration posture. The volatility of the market also produced opportunities to improve the fund's positioning with respect to yield, which resulted in increased turnover.

MANAGEMENT

Board of Directors

Under Maryland law, the Board of Directors of the Fund is responsible for overseeing the management of the Fund's business and affairs. The Board meets several times during the year to fulfill this responsibility. Other than serving as Directors, most of the Board members have no affiliation with the Fund or its service providers. Each Director serves until a successor is duly qualified and elected.

Management Information

The following table presents certain information regarding the Directors of the Fund, including their principal occupations which, unless specific dates are shown, are of more than five years duration. In addition, the table includes information concerning other directorships held by each Director in reporting companies under the Securities Exchange Act of 1934 or registered investment companies under the 1940 Act. Information is listed separately for those Directors who are "interested persons" (as defined in the 1940 Act) of the Fund (the "Interested Directors") and those Directors who are not interested persons of the Fund (the "Independent Directors"). All Directors serve as directors for each of the two investment companies (with a total of 114 portfolios) sponsored by Principal Life Insurance Company (“Principal Life”): the Fund and the Principal Variable Contracts Funds, Inc. (collectively, the "Fund Complex").

Each officer of the Fund has the same position with the Principal Variable Contracts Funds, Inc.

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The following directors are considered to be Independent Directors.

Number
of Portfolios
				in Fund	Other
		Length of		Complex	Directorships
Name, Address, and		Time Served as	Principal Occupation(s)	Overseen	Held by
Year of Birth	Position(s) Held with Fund	Director	During Past 5 Years	by Director	Director

Elizabeth Ballantine	Director	Since 2004	Principal, EBA Associates	114	The McClatchy Company
711 High Street	Member Nominating and		(consulting and investments)
Des Moines, Iowa 50392	Governance Committee
1948

Kristianne Blake	Director	Since 2007	President, Kristianne Gates	114	Avista Corporation; Russell
711 High Street	Member Operations Committee		Blake, P.S. (CPA specializing in		Investment Company*
Des Moines, Iowa 50392			personal financial and tax		Russell Investment Funds*
1954			planning)		(54 portfolios overseen)

Craig Damos	Director	Since 2008	CEO/President, Vertical Growth	114	None
711 High Street	Member Operations Committee		Officer, and CFO, The Weitz
Des Moines, Iowa 50392			Company (general construction)
1954

Richard W. Gilbert	Director	Since 2000	President, Gilbert	114	Calamos Asset
711 High Street	Member Executive Committee		Communications, Inc.		Management, Inc.
Des Moines,	Member Nominating and		(management advisory services)
Iowa 50392	Governance Committee
1940

Mark A. Grimmett	Director	Since 2004	Executive Vice President and	114	None
711 High Street	Member Audit Committee		CFO, Merle Norman Cosmetics,
Des Moines,			Inc. (manufacturer and distributor
Iowa 50392			of skin care products)
1960

Fritz S. Hirsch	Director	Since 2005	President and CEO, Sassy, Inc.	114	None
711 High Street	Member Audit Committee		(manufacturer of infant and
Des Moines,			juvenile products)
Iowa 50392
1951

William C. Kimball	Director	Since 2000	Retired. Formerly, Chairman and	114	Casey’s General Store
711 High Street	Member Nominating and		CEO, Medicap Pharmacies, Inc.		Inc.
Des Moines,	Governance Committee		(chain of retail pharmacies)
Iowa 50392
1947

Barbara A. Lukavsky	Director	Since 1993	President and CEO, Barbican	114	None
711 High Street	Member Nominating and		Enterprises, Inc.
Des Moines,	Governance Committee		(holding company for franchises
Iowa 50392			in the cosmetics industry)
1944
* The Fund and the funds of Russell Investment Funds and Russell Investment Company have one or more common sub-advisors.

Number
of Portfolios
				in Fund	Other
		Length of		Complex	Directorships
Name, Address, and		Time Served as	Principal Occupation(s)	Overseen	Held by
Year of Birth	Position(s) Held with Fund	Director	During Past 5 Years	by Director	Director

Daniel Pavelich	Director	Since 2007	Retired. Formerly, Chairman and	114	Catalytic Inc; Vaagen
711 High Street	Member Audit Committee		CEO of BDO Seidman (tax,		Bros. Lumber, Inc.
Des Moines,			accounting and financial
Iowa 50392			consulting services)
1944

The following directors are considered to be Interested Directors because they are affiliated persons of Principal Management Corporation (the
"Manager"); Edge Asset Management, Inc.; Principal Funds Distributor, Inc. ("PFD"), the principal underwriter for Classes A, B, C, and S and co-
distributor with Princor Financial Services Corporation (each, the "Distributor") for Classes J, Institutional, R-1, R-2, R-3, R-4, and R-5.

The address for Principal Funds Distributor, Inc. is as follows:
1100 Investment Boulevard
El Dorado Hills, CA 95762-5710

The address for Princor is as follows:
711 High Street
Des Moines, Iowa 50392

Positions with the Manager and its
			Affiliates; Principal Occupation(s)	Number of Portfolios	Other
Name, Address and			During	in Fund Complex	Directorships
Year of Birth	Position(s) Held with Fund	Length of Time Served	Past 5 Years	Overseen by Director	Held by Director

Director, the Manager 1999-2008.
Ralph C. Eucher	Director	Since 1999	President, the Manager 1999-2008.	114	None
711 High Street	Vice Chairman and Chief Executive		Director, PFD since 2007.
Des Moines,	Officer		Director, Princor since 1999. President,
Iowa 50392	Member Executive Committee		Princor 1999-2005. Senior Vice
1952			President, Principal Life, since 2002.
Prior thereto, Vice President.

William G. Papesh	Director	Since 2007	Retired December 2007. Prior thereto,	114	None
711 High Street	Member Operations Committee		President and CEO of WM Group of
Des Moines,			Funds; President and Director of Edge
Iowa 50392			Asset Management, Inc.
1943

Larry D. Zimpleman	Director	Since 2001	Chairman and Director, the Manager	114	None
711 High Street			and Princor since 2001. President and
Des Moines,			Chief Operating Officer, Principal Life
Iowa 50392			since 2006. President, Retirement and
1951			Investor Services, Principal Financial
Group, Inc. 2003-2006. Executive Vice
President, 2001-2003, and prior
thereto, Senior Vice President,
Principal Life.

Officers of the Fund
The following table presents certain information regarding the officers of the Fund, including their principal occupations which, unless specific dates are shown, are of more than five years duration. Officers serve at the pleasure of the Board of Directors.

Positions with the Manager and its Affiliates;
Name, Address and	Position(s) Held with Fund and	Principal Occupations
Year of Birth	Length of Time Served	During Past 5 Years

Craig L. Bassett	Treasurer (since 1993)	Vice President and Treasurer, Principal Life
711 High Street
Des Moines, Iowa 50392
1952

Michael J. Beer	Executive Vice President	Executive Vice President and Chief Operating Officer, the Manager;
711 High Street	(since 1993)	Executive Vice President, PFD, since 2007; President, Princor, since 2005
Des Moines, Iowa 50392
1961

Randy L. Bergstrom	Assistant Tax Counsel	Counsel, Principal Life
711 High Street	(since 2005)
Des Moines, Iowa 50392
1955

David J. Brown	Chief Compliance Officer	Vice President, Product and Distribution Compliance, Principal Life; Senior
711 High Street	(since 2004)	Vice President, the Manager, since 2004; Senior Vice President, PFD,
Des Moines, Iowa 50392		since 2007, Second Vice President, Princor, since 2003, and prior thereto,
1960		Vice President, the Manager and Princor

Jill R. Brown	Senior Vice President	Second Vice President, Principal Financial Group and Senior Vice
1100 Investment Boulevard, Ste 200	(since 2007)	President, the Manager and Princor, since 2006, Chief Financial Officer,
El Dorado Hills, CA 95762		Princor, since 2003, Vice President, Princor 2003-2006. Senior Vice
1967		President and Chief Financial Officer, PFD, since 2007; prior thereto,
Assistant Financial Controller, Principal Life

Nora M. Everett	President	President since 2008. Senior Vice President and Deputy General Counsel,
711 High Street	(since 2008)	Principal Financial Group, Inc. 2004-2008. Vice President and Counsel,
Des Moines, Iowa 50392		Principal Financial Group, Inc. 2001-2004.
1959

Cary Fuchs	Senior Vice President of Distribution	President, Principal Funds Distributor, since 2007; Director of Mutual Fund
1100 Investment Boulevard, Ste 200	(since 2007)	Operations, Principal Shareholder Services, since 2005; prior thereto,
El Dorado Hills, CA 95762		Divisional Vice President, Boston Financial Data Services
1957

Steve G. Gallaher	Assistant Counsel	Second Vice President and Counsel, Principal Life since 2006;
711 High Street	(since 2006)	Self-Employed Writer in 2005; 2004 and prior thereto, Senior Vice
Des Moines, Iowa 50392		President and Counsel of Principal Residential Mortgage, Inc.
1955

Name, Address and	Position(s) Held with Fund and	Positions with the Manager and its Affiliates
Year of Birth	Length of Time Served	During Past 5 Years

Ernest H. Gillum	Vice President and Assistant Secretary	Vice President and Chief Compliance Officer, the Manager, since 2004,
711 High Street	(since 1993)	and prior thereto, Vice President, Compliance and Product Development,
Des Moines, Iowa 50392		the Manager
1955

Patrick A. Kirchner	Assistant Counsel	Counsel, Principal Life
711 High Street	(since 2002)
Des Moines, Iowa 50392
1960

Carolyn F. Kolks	Assistant Tax Counsel	Counsel, Principal Life, since 2003 and prior thereto, Attorney
711 High Street	(since 2005)
Des Moines, Iowa 50392
1962

Sarah J. Pitts	Assistant Counsel	Counsel, Principal Life
711 High Street	(since 2000)
Des Moines, Iowa 50392
1945

Layne A. Rasmussen	Vice President, Controller and Chief	Vice President and Controller - Mutual Funds, the Manager
711 High Street	Financial Officer
Des Moines, Iowa 50392	(since 2000)
1958

Michael D. Roughton	Counsel	Vice President and Senior Securities Counsel, Principal Financial Group,
711 High Street	(since 1993)	Inc.; Senior Vice President and Counsel, the Manager, PFD, and Princor;
Des Moines, Iowa 50392		and Counsel, Principal Global
1951

Adam U. Shaikh	Assistant Counsel	Counsel, Principal Life, since 2006. Prior thereto, practicing attorney.
711 High Street	(since 2006)
Des Moines, Iowa 50392
1972

Dan L. Westholm	Assistant Treasurer	Director Treasury, since 2003. Prior thereto, Assistant Treasurer.
711 High Street	(since 2006)
Des Moines, Iowa 50392
1966

Beth C. Wilson	Vice President and Secretary	Director and Secretary, Principal Funds, since 2007. Prior thereto,
711 High Street	(since 2007)	Business Manager for Pella Corp.
Des Moines, Iowa 50392
1956

Board Committees. Effective December 2007, the Fund Complex's board has the following four committees: Audit Committee, Executive Committee, Nominating and Governance Committee, and Operations Committee(1). Committee membership is identified on the previous pages. Each committee must report its activities to the Board on a regular basis.

Audit Committee

The primary purpose of the Committee is to assist the Board in fulfilling certain of its responsibilities. The Audit Committee serves as an independent and objective party to monitor the Fund Complex's accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accountants. The Audit Committee assists Board oversight of 1) the integrity of the Fund Complex's financial statements; 2) the Fund Complex's compliance with certain legal and regulatory requirements; 3) the independent registered public accountants' qualifications and independence; and 4) the performance of the Fund Complex's independent registered public accountants. The Audit Committee also serves to provide an open avenue of communication among the independent registered public accountants, the Manager's internal auditors, Fund Complex management, and the Board.

Executive Committee

The Committee's primary purpose is to exercise certain powers of the Board of Directors when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board in the management of the business of the Fund Complex except the power to 1) authorize dividends or distributions on stock; 2) issue stock, except as permitted by law 3) recommend to the stockholders any action which requires stockholder approval; 4) amend the bylaws; or 5) approve any merger or share exchange which does not require stockholder approval.

Nominating and Governance Committee

The Committee's primary purpose is to oversee 1) the structure and efficiency of the Boards of Directors and the committees the Boards establish, and 2) the activities of the Fund Complex's Chief Compliance Officer. The Committee responsibilities include evaluating board membership and functions, committee membership and functions, insurance coverage, and legal and compliance matters.

The nominating functions of the Nominating and Governance Committee include selecting and nominating all candidates who are not "interested persons" of the Fund Complex (as defined in the 1940 Act) for election to the Board. Generally, the committee requests director nominee suggestions from the committee members and management. In addition, the committee will consider director candidates recommended by shareholders of the Fund Complex. Recommendations should be submitted in writing to Principal Funds, Inc. at 680 8th Street, Des Moines, Iowa 50392. The committee has not established any specific minimum qualifications for nominees. When evaluating a person as a potential nominee to serve as an independent director, the committee will generally consider, among other factors: age; education; relevant business experience; geographical factors; whether the person is "independent" and otherwise qualified under applicable laws and regulations to serve as a director; and whether the person is willing to serve, and willing and able to commit the time necessary for attendance at meetings and the performance of the duties of an independent director. The committee also meets personally with the nominees and conducts a reference check. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board. The Board does not use regularly the services of any professional search firms to identify or evaluate or assist in identifying or evaluating potential candidates or nominees.

Operations Committee

The Committee's primary purpose is to oversee the provision of administrative and distribution services to the Fund Complex, communications with the Fund Complex's shareholders, and review and oversight of the Fund Complex's operations.

(1) The Fund Complex's board previously had two committees: an Audit and Nominating Committee and an Executive
Committee. The Audit and Nominating Committee was comprised of all the Independent Directors. During the last fiscal year, the Audit and Nominating Committee met four times. The Executive Committee membership was comprised of Barbara Lukavsky, Ralph Eucher, and Larry Zimpleman. During the last fiscal year, the Executive
Committee did not meet.

38	MANAGEMENT	Principal Funds, Inc.
1-800-222-5852

The following tables set forth the aggregate dollar range of the equity securities of the mutual funds within the Fund Complex which were beneficially owned by the Directors as of December 31, 2007. The Fund Complex currently includes the separate series of the Fund and of Principal Variable Contracts Funds, Inc.

For the purpose of these tables, beneficial ownership means a direct or indirect pecuniary interest. Only the Directors who are "interested persons" are eligible to participate in an employee benefit program which invests in Principal Funds, Inc. Directors who beneficially owned shares of the series of the Fund did so through variable life insurance and variable annuity contracts. Please note that exact dollar amounts of securities held are not listed. Rather, ownership is listed based on the following dollar ranges:

Independent Directors (not Considered to be "Interested Persons")

A	$0
B	$1 up to and including $10,000
C	$10,001 up to and including $50,000
D	$50,001 up to and including $100,000
E	$100,001 or more

	Ballantine	Blake	Gilbert	Grimmett	Hirsch	Kimball	Lukavsky	Pavelich
Bond & Mortgage Securities	A	A	D	C	A	A	C	A
Disciplined LargeCap Blend	A	A	B	A	A	A	A	A
Diversified International	C	A	D	A	A	A	A	A
Equity Income	A	A	C	A	A	E	A	E
Government & High Quality Bond	A	A	B	C	A	A	A	A
Income	A	A	A	C	A	A	A	A
Inflation Protection	A	A	A	C	A	A	A	A
International Emerging Markets	C	A	A	A	A	A	C	A
LargeCap Blend I	A	A	B	A	A	A	A	A
LargeCap Blend II	A	A	A	C	A	A	E	A
LargeCap Growth	A	A	E	A	A	A	C	A
LargeCap Value	A	A	C	A	A	A	A	A
LargeCap Value III	C	A	A	A	A	A	D	A
MidCap Blend	A	A	C	C	A	A	A	A
MidCap Value II	A	A	A	A	A	D	D	A
Money Market	A	B	C	C	A	E	C	A
Mortgage Securities	A	A	A	C	A	A	A	A
Preferred Securities	A	A	A	A	A	D	A	A
Principal LifeTime 2010	A	A	A	C	A	A	A	A
Principal LifeTime 2050	A	A	A	A	E	A	A	A
Real Estate Securities	C	A	A	A	A	D	C	A
SAM Flexible Income Portfolio	A	A	A	C	A	A	A	A
SAM Strategic Growth Portfolio	A	E	A	A	A	A	A	A
Short-Term Bond	A	A	A	C	A	A	A	A
Short-Term Income	A	A	A	C	A	A	A	A
SmallCap Blend	A	A	A	C	A	A	A	A
Ultra Short Bond	A	A	A	C	A	A	A	A
West Coast Equity	A	E	A	A	A	A	A	B

Total Fund Complex	E	E	E	E	E	E	E	E

Independent director Craig Damos, who began serving as director of the Fund on March 10, 2008, did not own shares of any of the funds as of December 31, 2007.

Principal Funds, Inc.	MANAGEMENT	39
www.principal.com

Directors Considered to be "Interested Persons"

A	$0
B	$1 up to and including $10,000
C	$10,001 up to and including $50,000
D	$50,001 up to and including $100,000
E	$100,001 or more

	Ralph C.	William	Larry D.
	Eucher	Papesh	Zimpleman
Disciplined LargeCap Blend	C	A	A
Diversified International	E	A	A
Equity Income	C	E	A
Government & High Quality Bond	C	A	A
LargeCap Blend I	C	A	A
LargeCap Blend II	E	A	A
LargeCap Growth	D	A	A
LargeCap Growth I	C	A	A
LargeCap Growth II	C	A	A
LargeCap S&P 500 Index	E	A	A
LargeCap Value III	E	A	A
MidCap Blend	E	A	A
Money Market	E	A	A
Tax-Exempt Bond	E	A	A
West Coast Equity	A	A	A

Principal Funds, Inc.
(through participation in an	Ralph C.	William	Larry D.
employee benefit plan)	Eucher	Papesh	Zimpleman
Money Market Fund	E	A	A
Principal LifeTime 2010	A	E	A
Principal LifeTime 2020	A	A	E

Total Fund Complex	E	E	E

Compensation. The Fund does not pay any remuneration to its Directors who are employed by the Manager or its affiliates or to its officers who are furnished to the Fund by the Manager and its affiliates pursuant to the Management Agreement. Each Director who is not an "interested person" received compensation for service as a member of the Boards of all investment companies sponsored by Principal Life based on a schedule that takes into account an annual retainer amount, the number of meetings attended, and expenses incurred. Director compensation and related expenses are allocated to each of the Funds based on the net assets of each relative to combined net assets of all of the investment companies sponsored by Principal Life.

The following table provides information regarding the compensation received by the Independent Directors from the Fund and from the Fund Complex during the fiscal year ended October 31, 2007. On that date, there were 2 funds (with a total of 108 portfolios in the Fund Complex). The Fund does not provide retirement benefits to any of the Directors.

		Fund
Director	The Fund	Complex
Elizabeth Ballantine	$ 90,398	$105,000
Kristianne Blake*	99,013	111,833
Richard W. Gilbert	102,057	118,750
Mark A. Grimmett	92,112	107,500
Fritz Hirsch	90,784	106,000
William C. Kimball	91,033	106,000
Barbara A. Lukavsky	96,005	111,625
Daniel Pavelich*	100,185	113,167

*	Not elected as a Director until January 16, 2007.

40	MANAGEMENT	Principal Funds, Inc.
1-800-222-5852

Craig Damos began serving as an independent director of the Fund on March 10, 2008, and had not received compensation as of October 31, 2007.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Control Persons

The following list identifies shareholders who own more than 25% of the voting securities of the Fund as of September 16, 2008. It is presumed that a person who owns more than 25% of the voting securities of a fund controls the fund. A control person could control the outcome of proposals presented to shareholders for approval. The list is represented in alphabetical order by fund.

			Percentage
			of
Name and Address	Fund/Class		Ownership
LIFETIME 2020 FUND	Principal Bond & Mortgage Securities Fund	Institutional	35.94
ATTNMUTUALFUNDACCOUNTINGH 221
711 HIGH ST DES MOINES IA 50392-0001

DELAWARE CHARTER GUARANTEE & TRUST	Principal Bond & Mortgage Securities Fund	R-1	99.01
FBOVARIOUSQUALIFIEDPLANS
711 HIGH STREET DES MOINES, IA 50303

DELAWARE CHARTER GUARANTEE & TRUST	Principal Bond & Mortgage Securities Fund	R-2	97.99
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal Bond & Mortgage Securities Fund	R-3	90.49
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal Bond & Mortgage Securities Fund	R-4	95.06
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal Bond & Mortgage Securities Fund	R-5	71.14
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal Disciplined LargeCap Blend Fund	R-1	73.91
FBOVARIOUSQUALIFIEDPLANS
711 HIGH STREET DES MOINES, IA 50303

DELAWARE CHARTER GUARANTEE & TRUST	Principal Disciplined LargeCap Blend Fund	R-2	99.43
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DCGT AS TTEE AND/OR CUST	Principal Disciplined LargeCap Blend Fund	R-3	99.01
FBO VARIOUS QUALIFIED PLANS
ATTNNPIOTRADEDESK
711 HIGH STREET DES MOINES, IA 50303

DCGT AS TTEE AND/OR CUST	Principal Disciplined LargeCap Blend Fund	R-4	100.00
FBO VARIOUS QUALIFIED PLANS
ATTNNPIOTRADEDESK

Principal Funds, Inc.	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	41
www.principal.com

711 HIGH STREET DES MOINES, IA 50303

DCGT AS TTEE AND/OR CUST	Principal Disciplined LargeCap Blend Fund R-5		76.68
FBO VARIOUS QUALIFIED PLANS
ATTNNPIOTRADEDESK
711 HIGH STREET DES MOINES, IA 50303

SAMBALANCEDPORTFOLIOPIF	Principal Diversified International Fund	Institutional	28.35
ATTN MUTUAL FUND ACCOUNTING -H221
711 HIGH ST DES MOINES IA 50392-0001

SAMCONSGROWTHPORTFOLIOPIF	Principal Diversified International Fund	Institutional	32.21
ATTN MUTUAL FUND ACCOUNTING -H221
711 HIGH ST DES MOINES IA 50392-0001

DELAWARE CHARTER GUARANTEE & TRUST	Principal Diversified International Fund	R-1	99.46
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal Diversified International Fund	R-2	96.35
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal Diversified International Fund	R-3	94.98
FBOVARIOUSQUALIFIEDPLANS
711 HIGH STREET DES MOINES, IA 50303

DELAWARE CHARTER GUARANTEE & TRUST	Principal Diversified International Fund	R-4	97.96
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal Diversified International Fund	R-5	92.09
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

SAMBALANCEDPORTFOLIOPIF	Principal Equity Income Fund	Institutional	33.74
ATTN MUTUAL FUND ACCOUNTING -H221
711 HIGH ST DES MOINES IA 50392-0001

SAMCONSGROWTHPORTFOLIOPIF	Principal Equity Income Fund	Institutional	35.26
ATTN MUTUAL FUND ACCOUNTING -H221
711 HIGH ST DES MOINES IA 50392-0001

PRINCIPAL LIFE INSURANCE CO	Principal Global Equity Fund I	Institutional	99.97
FBOPRINCIPALFINANCIALGROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES IA 50392

DCGT AS TTEE AND/OR CUST	Principal Global Equity Fund I	R-1	98.22
FBO VARIOUS QUALIFIED PLANS
ATTNNPIOTRADEDESK
711 HIGH STREET DES MOINES, IA 50303

DCGT AS TTEE AND/OR CUST	Principal Global Equity Fund I	R-2	68.51
FBO VARIOUS QUALIFIED PLANS
ATTNNPIOTRADEDESK
711 HIGH STREET DES MOINES, IA 50303

42	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	Principal Funds, Inc.
1-800-222-5852

DCGT AS TTEE AND/OR CUST	Principal Global Equity Fund I	R-2
FBO VARIOUS NONQUALIFIED PLANS				31.48
ATTNNPIOTRADEDESK
711 HIGH STREET DES MOINES, IA 50303

DCGT AS TTEE AND/OR CUST	Principal Global Equity Fund I	R-3		99.2
FBO VARIOUS QUALIFIED PLANS
ATTNNPIOTRADEDESK
711 HIGH STREET DES MOINES, IA 50303

DCGT AS TTEE AND/OR CUST	Principal Global Equity Fund I	R-4		85.66
FBO VARIOUS QUALIFIED PLANS
ATTNNPIOTRADEDESK
711 HIGH STREET DES MOINES, IA 50303

DCGT AS TTEE AND/OR CUST	Principal Global Equity Fund I	R-5		100
FBO VARIOUS QUALIFIED PLANS
ATTNNPIOTRADEDESK
711 HIGH STREET DES MOINES, IA 50303

DCGT AS TTEE AND/OR CUST	Principal Government&HighQualityBondFund			92.77
FBO FBO PRINCIPAL FINANCIAL GROUP	Institutional
NON - QUALIFIED FIA OMNIBUS
ATTNNPIOTRADEDESK
711 HIGH ST DES MOINES IA 50309-2732

DELAWARE CHARTER GUARANTEE & TRUST	Principal Government & High Quality Bond Fund		R-1	96.39
FBOVARIOUSQUALIFIEDPLANS
711 HIGH STREET DES MOINES, IA 50303

DELAWARE CHARTER GUARANTEE & TRUST	Principal Government & High Quality Bond Fund		R-2	95.8
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal Government & High Quality Bond Fund		R-3	90.27
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal Government & High Quality Bond Fund		R-4	91.8
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal Government & High Quality Bond Fund		R-5	75.53
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal High Quality IntermediateTerm Bond Fund		R-1	94.71
FBOVARIOUSQUALIFIEDPLANS
711 HIGH STREET DES MOINES, IA 50303

DELAWARE CHARTER GUARANTEE & TRUST	Principal High Quality IntermediateTerm Bond Fund		R-2	98.39
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP A
TTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal High Quality IntermediateTerm Bond Fund		R-3	85.75

Principal Funds, Inc.	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	43
www.principal.com

FBO VARIOUS QUALIFIED PLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DCGT AS TTEE AND/OR CUST	Principal High Quality IntermediateTerm Bond Fund			R-4	30.04
FBO CAPITAL CORP OF THE WEST 401 K PLAN
ATTNNPIOTRADEDESK
711 HIGH ST DES MOINES IA 50309-2732

DELAWARE CHARTER GUARANTEE & TRUST	Principal High Quality IntermediateTerm Bond Fund			R-4	69.95
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal High Quality IntermediateTerm Bond Fund			R-5	80.6
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

PRUDENTIAL INVESTMENT MANAGEMENT SERVICE	Principal High Yield Fund	Class A			25.73
FORTHEBENEFITOFMUTUALFUNDCLIENTS
MAIL STOP NJ-11-05-20
100 MULBERRY ST GATEWAY CTR 3 FL 11
NEWARK NJ 07102

SAMBALANCEDPORTFOLIOPIF	Principal High Yield Fund	Institutional			32.68
ATTN MUTUAL FUND ACCOUNTING -H221
711 HIGH ST DES MOINES IA 50392-0001

PRINCIPAL LIFE INSURANCE CO	Principal High Yield Fund I	Institutional			31.11
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES IA 50392

SAMBALANCEDPORTFOLIOPIF	Principal Income Fund	Institutional			47.88
ATTN MUTUAL FUND ACCOUNTING -H221
711 HIGH ST DES MOINES IA 50392-0001

PRINCIPAL LIFE INSURANCE CO	Principal Inflation Protection Fund		Institutional		66.72
FBOPRINCIPALFINANCIALGROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal Inflation Protection Fund		R-1		99.87
FBOVARIOUSQUALIFIEDPLANS
711 HIGH STREET DES MOINES, IA 50303

DELAWARE CHARTER GUARANTEE & TRUST	Principal Inflation Protection Fund		R-2		100
FBOVARIOUSQUALIFIEDPLANS
711 HIGH STREET DES MOINES, IA 50303

DELAWARE CHARTER GUARANTEE & TRUST	Principal Inflation Protection Fund		R-3		85.12
FBOVARIOUSQUALIFIEDPLANS
711 HIGH STREET DES MOINES, IA 50303

DELAWARE CHARTER GUARANTEE & TRUST	Principal Inflation Protection Fund		R-4		100
FBOVARIOUSQUALIFIEDPLANS
711 HIGH STREET DES MOINES, IA 50303

WELLS FARGO TRUST COMPANY	Principal Inflation Protection Fund		R-5		36.28
FBO WORLD INSURANCE CO EXECUTIVE SERP PLAN
ATTNDEANNASWERTZIC
1919 DOUGLAS ST OMAHA NE 68102-1316

44	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	Principal Funds, Inc.
1-800-222-5852

BANKERS TRUST COMPANY (E826)	Principal Inflation Protection Fund R-5			42.93
FBO PARTNER RE RESTURATION -
SALARYDEFERREDPLAN
ATTN DEBBIE WILLIAM
453 7TH ST DES MOINES IA 50309-4110

DELAWARE CHARTER GUARANTEE & TRUST	Principal International Emerging Markets Fund		R-1	98.2
FBOVARIOUSQUALIFIEDPLANS
711 HIGH STREET DES MOINES, IA 50303

DELAWARE CHARTER GUARANTEE & TRUST	Principal International Emerging Markets Fund		R-2	99.59
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal International Emerging Markets Fund		R-3	86.11
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal International Emerging Markets Fund		R-4	98.33
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal International Emerging Markets Fund		R-5	86.94
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

PRINCIPALLIFEINSURANCECO	Principal International Fund I	Institutional		49.63
C/O PENSION TRADE DESK
PO BOX 9397 DES MOINES, IA 50306-9397

DELAWARE CHARTER GUARANTEE & TRUST	Principal International Fund I	R-1		99.5
FBOVARIOUSQUALIFIEDPLANS
711 HIGH STREET DES MOINES, IA 50303

DELAWARE CHARTER GUARANTEE & TRUST	Principal International Fund I	R-2		100
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal International Fund I	R-3		92.02
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal International Fund I	R-4		94.96
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP A
TTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARECHARTERGUARANTEE&TRUST	Principal International Fund I	R-5		95.4
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

Principal Funds, Inc.	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	45
www.principal.com

PRINCIPALLIFEINSURANCECO	Principal International Growth Fund	Institutional	29.72
C/O PENSION TRADE DESK
PO BOX 9397 DES MOINES, IA 50306-9397

DELAWARE CHARTER GUARANTEE & TRUST	Principal International Growth Fund	R-1	95.99
FBOVARIOUSQUALIFIEDPLANS
711 HIGH STREET DES MOINES, IA 50303

DELAWARE CHARTER GUARANTEE & TRUST	Principal International Growth Fund	R-2	99.62
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal International Growth Fund	R-3	94.12
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal International Growth Fund	R-4	99.76
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal International Growth Fund	R-5	85.02
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

LIFETIME 2020 FUND	Principal LargeCap Blend Fund I	Institutional	30.77
ATTNMUTUALFUNDACCOUNTINGH 221
711 HIGH ST DES MOINES IA 50392-0001

LIFETIME2030FUND	Principal LargeCap Blend Fund I	Institutional	29.15
ATTN MUTUAL FUND ACCOUNTING -H221
711 HIGH ST DES MOINES IA 50392-0001

DELAWARE CHARTER GUARANTEE & TRUST	Principal LargeCap Blend Fund I	R-1	99.89
FBOVARIOUSQUALIFIEDPLANS
711 HIGH STREET DES MOINES, IA 50303

DELAWARE CHARTER GUARANTEE & TRUST	Principal LargeCap Blend Fund I	R-2	95.5
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal LargeCap Blend Fund I	R-3	83.74
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal LargeCap Blend Fund I	R-4	93.74
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal LargeCap Blend Fund I	R-5	72.2
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK

46	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	Principal Funds, Inc.
1-800-222-5852

711 HIGH STREET DES MOINES, IA 50392

PRINCIPALLIFEINSURANCECO	Principal LargeCap Blend Fund II	Institutional	84.69
C/O PENSION TRADE DESK
PO BOX 9397 DES MOINES, IA 50306-9397

DELAWARE CHARTER GUARANTEE & TRUST	Principal LargeCap Blend Fund II	R-1	99.92
FBOVARIOUSQUALIFIEDPLANS
711 HIGH STREET DES MOINES, IA 50303

DELAWARE CHARTER GUARANTEE & TRUST	Principal LargeCap Blend Fund II	R-2	99.81
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal LargeCap Blend Fund II	R-3	98.79
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal LargeCap Blend Fund II	R-4	97.18
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal LargeCap Blend Fund II	R-5	95.9
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS	Principal LargeCap Growth Fund	Class C	30.37
ATTNFUNDADMINISTRATION
4800 DEER LAKE DR EAST 3RD FL
JACKSONVILLE FL 32246-6484

DELAWARE CHARTER GUARANTEE & TRUST	Principal LargeCap Growth Fund	R-1	97.15
FBOVARIOUSQUALIFIEDPLANS
711 HIGH STREET DES MOINES, IA 50303

DELAWARE CHARTER GUARANTEE & TRUST	Principal LargeCap Growth Fund	R-2	91.64
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal LargeCap Growth Fund	R-3	97.11
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal LargeCap Growth Fund	R-4	97.64
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

WACHOVIA BANK	Principal LargeCap Growth Fund	R-5	30.58
FBO VARIOUS RETIREMENT PLANS
9888888836NC1076
1525 WEST WT HARRIS BLVD
CHARLOTTE NC 28288-0001

Principal Funds, Inc.	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	47
www.principal.com

DELAWARE CHARTER GUARANTEE & TRUST	Principal LargeCap Growth Fund	R-5	62.29
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

PRINCIPALLIFEINSURANCECO	Principal LargeCap Growth Fund I	Institutional	52.53
C/O PENSION TRADE DESK
PO BOX 9397 DES MOINES, IA 50306-9397

DELAWARE CHARTER GUARANTEE & TRUST	Principal LargeCap Growth Fund I	R-1	99.24
FBOVARIOUSQUALIFIEDPLANS
711 HIGH STREET DES MOINES, IA 50303

DELAWARE CHARTER GUARANTEE & TRUST	Principal LargeCap Growth Fund I	R-2	99.14
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal LargeCap Growth Fund I	R-3	95.89
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal LargeCap Growth Fund I	R-4	100
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal LargeCap Growth Fund I	R-5	79.73
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

PRINCIPALLIFEINSURANCECO	Principal LargeCap Growth Fund II	Institutional	45.59
C/O PENSION TRADE DESK
PO BOX 9397 DES MOINES, IA 50306-9397

DELAWARE CHARTER GUARANTEE & TRUST	Principal LargeCap Growth Fund II	R-1	100
FBOVARIOUSQUALIFIEDPLANS
711 HIGH STREET DES MOINES, IA 50303

DELAWARE CHARTER GUARANTEE & TRUST	Principal LargeCap Growth Fund II	R-2	100
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal LargeCap Growth Fund II	R-3	94.19
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal LargeCap Growth Fund II	R-4	97.7
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal LargeCap Growth Fund II	R-5	83.84

48	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	Principal Funds, Inc.
1-800-222-5852

FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DCGT AS TTEE AND/OR CUST	Principal LargeCap S&P 500 Index Fund		Institutional	50.72
FBOVARIOUSQUALIFIEDPLANS
ATTN NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50303

DELAWARE CHARTER GUARANTEE & TRUST	Principal LargeCap S&P 500 Index Fund		R-1	98.58
FBOPFGPRINCIPALADVANTAGEOMNIBUSCLIENT904
711 HIGH STREET DES MOINES, IA 50303

DELAWARE CHARTER GUARANTEE & TRUST	Principal LargeCap S&P 500 Index Fund		R-2	95.75
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal LargeCap S&P 500 Index Fund		R-3	74.78
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal LargeCap S&P 500 Index Fund		R-4	97.44
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal LargeCap S&P 500 Index Fund		R-5	80.34
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

LIFETIME2030FUND	Principal LargeCap Value Fund	Institutional		26.41
ATTN MUTUAL FUND ACCOUNTING -H221
711 HIGH ST DES MOINES IA 50392-0001

DELAWARE CHARTER GUARANTEE & TRUST	Principal LargeCap Value Fund	R-1		80.82
FBOVARIOUSQUALIFIEDPLANS
711 HIGH STREET DES MOINES, IA 50303

DELAWARE CHARTER GUARANTEE & TRUST	Principal LargeCap Value Fund	R-2		95.01
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal LargeCap Value Fund	R-3		69.38
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal LargeCap Value Fund	R-4		56.66
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal LargeCap Value Fund	R-5		79.15

Principal Funds, Inc.	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	49
www.principal.com

FBO VARIOUS QUALIFIED PLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

PRINCIPAL LIFE INSURANCE CO	Principal LargeCap Value Fund I	Institutional	63.51
C/O PENSION TRADE DESK
PO BOX 9397 DES MOINES, IA 50306-9397

DELAWARE CHARTER GUARANTEE & TRUST	Principal LargeCap Value Fund I	R-1	99.76
FBOVARIOUSQUALIFIEDPLANS
711 HIGH STREET DES MOINES, IA 50303

DELAWARE CHARTER GUARANTEE & TRUST	Principal LargeCap Value Fund I	R-2	91.12
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DCGT AS TTEE AND/OR CUST	Principal LargeCap Value Fund I	R-3	97.25
FBO VARIOUS QUALIFIED PLANS
ATTNNPIOTRADEDESK
711 HIGH STREET DES MOINES, IA 50303

DCGT AS TTEE AND/OR CUST	Principal LargeCap Value Fund I	R-4	96.88
FBO VARIOUS QUALIFIED PLANS
ATTNNPIOTRADEDESK
711 HIGH STREET DES MOINES, IA 50303

DELAWARE CHARTER GUARANTEE & TRUST	Principal LargeCap Value Fund I	R-5	94.13
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

PRINCIPAL LIFE INSURANCE CO	Principal LargeCap Value Fund II	Institutional	100
FBOPRINCIPALFINANCIALGROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal LargeCap Value Fund II	R-1	100
FBOVARIOUSQUALIFIEDPLANS
711 HIGH STREET DES MOINES, IA 50303

DELAWARE CHARTER GUARANTEE & TRUST	Principal LargeCap Value Fund II	R-2	100
FBOVARIOUSQUALIFIEDPLANS
711 HIGH STREET DES MOINES, IA 50303

DELAWARE CHARTER GUARANTEE & TRUST	Principal LargeCap Value Fund II	R-3	89.8
FBOVARIOUSQUALIFIEDPLANS
711 HIGH STREET DES MOINES, IA 50303

DCGT AS TTEE AND/OR CUST	Principal LargeCap Value Fund II	R-4	94.46
FBO PRINCIPAL FINANCIAL GROUP
QUALI FIED PRIN ADVTG OMNIBUS
ATTNNPIOTRADEDESK
711 HIGH ST DES MOINES IA 50309-2732

DELAWARE CHARTER GUARANTEE & TRUST	Principal LargeCap Value Fund II	R-5	99.42
FBOVARIOUSQUALIFIEDPLANS
711 HIGH STREET DES MOINES, IA 50303

PRINCIPALLIFEINSURANCECO	Principal LargeCap Value Fund III	Institutional	65.4
C/O PENSION TRADE DESK
PO BOX 9397 DES MOINES, IA 50306-9397

50	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	Principal Funds, Inc.
1-800-222-5852

DELAWARE CHARTER GUARANTEE & TRUST	Principal LargeCap Value Fund III		R-1	98.34
FBOVARIOUSQUALIFIEDPLANS
711 HIGH STREET DES MOINES, IA 50303

DELAWARE CHARTER GUARANTEE & TRUST	Principal LargeCap Value Fund III		R-2	99.54
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal LargeCap Value Fund III		R-3	96.88
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal LargeCap Value Fund III		R-4	97.68
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal LargeCap Value Fund III		R-5	96.64
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

PRINCIPALLIFEINSURANCECO	Principal LifeTime 2010 Fund	Institutional		96.99
C/O PENSION TRADE DESK
PO BOX 9397 DES MOINES, IA 50306-9397

DELAWARE CHARTER GUARANTEE & TRUST	Principal LifeTime 2010 Fund	R-1		99.42
FBOVARIOUSQUALIFIEDPLANS
711 HIGH STREET DES MOINES, IA 50303

DELAWARE CHARTER GUARANTEE & TRUST	Principal LifeTime 2010 Fund	R-2		99.02
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal LifeTime 2010 Fund	R-3		95.42
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal LifeTime 2010 Fund	R-4		98.39
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal LifeTime 2010 Fund	R-5		92.03
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

PRINCIPAL LIFE INSURANCE CO CUST F	Principal LifeTime 2015 Fund	Institutional		99.98
BO PRINCIPAL FINANCIAL GROUP OMNIBUS WRAPPED
ATTNNPIOTRADEDESK
711 HIGH STREET T-008-E20 DES MOINES IA 50392-9992

DCGT AS TTEE AND/OR CUST	Principal LifeTime 2015 Fund	R-1		99.08

Principal Funds, Inc.	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	51
www.principal.com

FBO PRINCIPAL FINANCIAL GROUP
QUALI FIED PRIN ADVTG OMNIBUS
ATTNNPIOTRADEDESK
711 HIGH ST DES MOINES IA 50309-2732

DCGT AS TTEE AND/OR CUST	Principal LifeTime 2015 Fund	R-2	100
FBO PRINCIPAL FINANCIAL GROUP
QUALI FIED PRIN ADVTG OMNIBUS
ATTNNPIOTRADEDESK
711 HIGH ST DES MOINES IA 50309-2732

DCGT AS TTEE AND/OR CUST	Principal LifeTime 2015 Fund	R-3	100
FBO PRINCIPAL FINANCIAL GROUP
QUALI FIED PRIN ADVTG OMNIBUS
ATTNNPIOTRADEDESK
711 HIGH ST DES MOINES IA 50309-2732

DCGT AS TTEE AND/OR CUST	Principal LifeTime 2015 Fund	R-4	99.68
FBO PRINCIPAL FINANCIAL GROUP
QUALI FIED PRIN ADVTG OMNIBUS
ATTNNPIOTRADEDESK
711 HIGH ST DES MOINES IA 50309-2732

DCGT AS TTEE AND/OR CUST	Principal LifeTime 2015 Fund	R-5	29.53
FBO PRINCIPAL FINANCIAL GROUP
QUALI FIED PRIN ADVTG OMNIBUS
ATTNNPIOTRADEDESK
711 HIGH ST DES MOINES IA 50309-2732

WACHOVIA BANK	Principal LifeTime 2015 Fund	R-5	70.46
FBO VARIOUS RETIREMENT PLANS
9888888836NC1076
1525 WEST WT HARRIS BLVD
CHARLOTTE NC 28288-0001

PRINCIPALLIFEINSURANCECO	Principal LifeTime 2020 Fund	Institutional	96.47
C/O PENSION TRADE DESK
PO BOX 9397 DES MOINES, IA 50306-9397

DELAWARE CHARTER GUARANTEE & TRUST	Principal LifeTime 2020 Fund	R-1	98.74
FBOVARIOUSQUALIFIEDPLANS
711 HIGH STREET DES MOINES, IA 50303

DELAWARE CHARTER GUARANTEE & TRUST	Principal LifeTime 2020 Fund	R-2	99.18
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal LifeTime 2020 Fund	R-3	96.3
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal LifeTime 2020 Fund	R-4	96.31
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal LifeTime 2020 Fund	R-5	93.51
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

52	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	Principal Funds, Inc.
1-800-222-5852

PRINCIPAL LIFE INSURANCE CO CUST	Principal LifeTime 2025 Fund	Institutional	99.79
FBO PRINCIPAL FINANCIAL GROUP
OMNIBUSWRAPPEDATTNNPIOTRADEDESK
711 HIGH STREET T-008-E20 DES MOINES IA 50392-9992

DCGT AS TTEE AND/OR CUST	Principal LifeTime 2025 Fund	R-1	99.65
FBO PRINCIPAL FINANCIAL GROUP
QUALI FIED PRIN ADVTG OMNIBUS
ATTNNPIOTRADEDESK
711 HIGH ST DES MOINES IA 50309-2732

DCGT AS TTEE AND/OR CUST	Principal LifeTime 2025 Fund	R-2	95.54
FBO PRINCIPAL FINANCIAL GROUP
QUALI FIED PRIN ADVTG OMNIBUS
ATTNNPIOTRADEDESK
711 HIGH ST DES MOINES IA 50309-2732

DCGT AS TTEE AND/OR CUST	Principal LifeTime 2025 Fund	R-3	100
FBO PRINCIPAL FINANCIAL GROUP
QUALI FIED PRIN ADVTG OMNIBUS
ATTNNPIOTRADEDESK
711 HIGH ST DES MOINES IA 50309-2732

DCGT AS TTEE AND/OR CUST	Principal LifeTime 2025 Fund	R-4	99.67
FBO PRINCIPAL FINANCIAL GROUP
QUALI FIED PRIN ADVTG OMNIBUS
ATTNNPIOTRADEDESK
711 HIGH ST DES MOINES IA 50309-2732

DCGT AS TTEE AND/OR CUST	Principal LifeTime 2025 Fund	R-5	33.86
FBO PRINCIPAL FINANCIAL GROUP
QUALI FIED PRIN ADVTG OMNIBUS
ATTNNPIOTRADEDESK
711 HIGH ST DES MOINES IA 50309-2732

WACHOVIA BANK	Principal LifeTime 2025 Fund	R-5	66.13
FBO VARIOUS RETIREMENT PLANS
9888888836NC1076
1525 WEST WT HARRIS BLVD
CHARLOTTE NC 28288-0001

PRINCIPALLIFEINSURANCECO	Principal LifeTime 2030 Fund	Institutional	96.68
C/O PENSION TRADE DESK
PO BOX 9397 DES MOINES, IA 50306-9397

DELAWARE CHARTER GUARANTEE & TRUST	Principal LifeTime 2030 Fund	R-1	98.74
FBOVARIOUSQUALIFIEDPLANS
711 HIGH STREET DES MOINES, IA 50303

DELAWARE CHARTER GUARANTEE & TRUST	Principal LifeTime 2030 Fund	R-2	99.38
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal LifeTime 2030 Fund	R-3	96.53
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal LifeTime 2030 Fund	R-4	97.17
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK

Principal Funds, Inc.	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	53
www.principal.com

711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal LifeTime 2030 Fund	R-5	95.05
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

PRINCIPAL LIFE INSURANCE CO CUST	Principal LifeTime 2035 Fund	Institutional	99.64
FBO PRINCIPAL FINANCIAL GROUP
OMNIBUSWRAPPEDATTNNPIOTRADEDESK
711 HIGH STREET T-008-E20
DES MOINES IA 50392-9992

DCGT AS TTEE AND/OR CUST	Principal LifeTime 2035 Fund	R-1	99.29
FBO PRINCIPAL FINANCIAL GROUP
QUALI FIED PRIN ADVTG OMNIBUS
ATTNNPIOTRADEDESK
711 HIGH ST DES MOINES IA 50309-2732

DCGT AS TTEE AND/OR CUST	Principal LifeTime 2035 Fund	R-2	90.9
FBO PRINCIPAL FINANCIAL GROUP
QUALI FIED PRIN ADVTG OMNIBUS
ATTNNPIOTRADEDESK
711 HIGH ST DES MOINES IA 50309-2732

DCGT AS TTEE AND/OR CUST	Principal LifeTime 2035 Fund	R-3	100
FBO PRINCIPAL FINANCIAL GROUP
QUALI FIED PRIN ADVTG OMNIBUS
ATTNNPIOTRADEDESK
711 HIGH ST DES MOINES IA 50309-2732

DCGT AS TTEE AND/OR CUST	Principal LifeTime 2035 Fund	R-4	99.73
FBO PRINCIPAL FINANCIAL GROUP
QUALI FIED PRIN ADVTG OMNIBUS
ATTNNPIOTRADEDESK
711 HIGH ST DES MOINES IA 50309-2732

DCGT AS TTEE AND/OR CUST	Principal LifeTime 2035 Fund	R-5	30.36
FBO PRINCIPAL FINANCIAL GROUP
QUALI FIED PRIN ADVTG OMNIBUS
ATTNNPIOTRADEDESK
711 HIGH ST DES MOINES IA 50309-2732

WACHOVIA BANK	Principal LifeTime 2035 Fund	R-5	69.63
FBO VARIOUS RETIREMENT PLANS
9888888836NC1076
1525 WEST WT HARRIS BLVD
CHARLOTTE NC 28288-0001

PRINCIPALLIFEINSURANCECO	Principal LifeTime 2040 Fund	Institutional	96.2
C/O PENSION TRADE DESK
PO BOX 9397 DES MOINES, IA 50306-9397

DELAWARE CHARTER GUARANTEE & TRUST	Principal LifeTime 2040 Fund	R-1	99.2
FBOVARIOUSQUALIFIEDPLANS
711 HIGH STREET DES MOINES, IA 50303

DELAWARE CHARTER GUARANTEE & TRUST	Principal LifeTime 2040 Fund	R-2	99.08
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal LifeTime 2040 Fund	R-3	95.23

54	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	Principal Funds, Inc.
1-800-222-5852

FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal LifeTime 2040 Fund	R-4	96.29
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal LifeTime 2040 Fund	R-5	97.06
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

PRINCIPAL LIFE INSURANCE CO CUST	Principal LifeTime 2045 Fund	Institutional	98.69
FBO PRINCIPAL FINANCIAL GROUP
OMNIBUSWRAPPEDATTNNPIOTRADEDESK
711 HIGH STREET T-008-E20
DES MOINES IA 50392-9992

DCGT AS TTEE AND/OR CUST	Principal LifeTime 2045 Fund	R-1	96.23
FBO PRINCIPAL FINANCIAL GROUP
QUALI FIED PRIN ADVTG OMNIBUS
ATTNNPIOTRADEDESK
711 HIGH ST DES MOINES IA 50309-2732

DCGT AS TTEE AND/OR CUST	Principal LifeTime 2045 Fund	R-2	81.4
FBO PRINCIPAL FINANCIAL GROUP
QUALI FIED PRIN ADVTG OMNIBUS
ATTNNPIOTRADEDESK
711 HIGH ST DES MOINES IA 50309-2732

DCGT AS TTEE AND/OR CUST	Principal LifeTime 2045 Fund	R-3	100
FBO PRINCIPAL FINANCIAL GROUP
QUALI FIED PRIN ADVTG OMNIBUS
ATTNNPIOTRADEDESK
711 HIGH ST DES MOINES IA 50309-2732

DCGT AS TTEE AND/OR CUST	Principal LifeTime 2045 Fund	R-4	99.57
FBO PRINCIPAL FINANCIAL GROUP
QUALI FIED PRIN ADVTG OMNIBUS
ATTNNPIOTRADEDESK
711 HIGH ST DES MOINES IA 50309-2732

DCGT AS TTEE AND/OR CUST	Principal LifeTime 2045 Fund	R-5	32.86
FBO PRINCIPAL FINANCIAL GROUP
QUALI FIED PRIN ADVTG OMNIBUS
ATTNNPIOTRADEDESK
711 HIGH ST DES MOINES IA 50309-2732

WACHOVIA BANK	Principal LifeTime 2045 Fund	R-5	67.13
FBO VARIOUS RETIREMENT PLANS
9888888836NC1076
1525 WEST WT HARRIS BLVD
CHARLOTTE NC 28288-0001

PRINCIPALLIFEINSURANCECO	Principal LifeTime 2050 Fund	Institutional	97.37
C/O PENSION TRADE DESK
PO BOX 9397 DES MOINES, IA 50306-9397

DELAWARE CHARTER GUARANTEE & TRUST	Principal LifeTime 2050 Fund	R-1	96.95
FBOVARIOUSQUALIFIEDPLANS
711 HIGH STREET DES MOINES, IA 50303

Principal Funds, Inc.	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	55
www.principal.com

DELAWARE CHARTER GUARANTEE & TRUST	Principal LifeTime 2050 Fund	R-2		98.52
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal LifeTime 2050 Fund	R-3		96.13
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal LifeTime 2050 Fund	R-4		96.32
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal LifeTime 2050 Fund	R-5		97.13
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

PRINCIPAL LIFE INSURANCE CO CUST	Principal LifeTime 2055 Fund	Institutional		95.18
FBO PRINCIPAL FINANCIAL GROUP
OMNIBUSWRAPPEDATTNNPIOTRADEDESK
711 HIGH STREET T-008-E20
DES MOINES IA 50392-9992

DCGT AS TTEE AND/OR CUST	Principal LifeTime 2055 Fund	R-1		72.03
FBO PRINCIPAL FINANCIAL GROUP
QUALI FIED PRIN ADVTG OMNIBUS
ATTNNPIOTRADEDESK
711 HIGH ST DES MOINES IA 50309-2732

DCGT AS TTEE AND/OR CUST	Principal LifeTime 2055 Fund	R-2		44.67
FBO PRINCIPAL FINANCIAL GROUP
QUALI FIED PRIN ADVTG OMNIBUS
ATTNNPIOTRADEDESK
711 HIGH ST DES MOINES IA 50309-2732

DCGT AS TTEE AND/OR CUST	Principal LifeTime 2055 Fund	R-3		92.47
FBO PRINCIPAL FINANCIAL GROUP
QUALI FIED PRIN ADVTG OMNIBUS
ATTNNPIOTRADEDESK
711 HIGH ST DES MOINES IA 50309-2732

DCGT AS TTEE AND/OR CUST	Principal LifeTime 2055 Fund	R-4		71.32
FBO PRINCIPAL FINANCIAL GROUP
QUALI FIED PRIN ADVTG OMNIBUS
ATTNNPIOTRADEDESK
711 HIGH ST DES MOINES IA 50309-2732

WACHOVIA BANK	Principal LifeTime 2055 Fund	R-5		77.64
FBO VARIOUS RETIREMENT PLANS
9888888836NC1076
1525 WEST WT HARRIS BLVD
CHARLOTTE NC 28288-0001

BPPREBS	Principal LifeTime Strategic Income Fund		Class A	41.82
209 MUNOZ RIVERA AVE
SAN JUAN PR 00918-1000

56	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	Principal Funds, Inc.
1-800-222-5852

PRINCIPALLIFEINSURANCECO	Principal LifeTime Strategic Income Fund		Institutional	97.59
C/O PENSION TRADE DESK PO BOX 9397
DES MOINES, IA 50306-9397

DELAWARE CHARTER GUARANTEE & TRUST	Principal LifeTime Strategic Income Fund		R-1	99.72
FBOVARIOUSQUALIFIEDPLANS
711 HIGH STREET DES MOINES, IA 50303

DELAWARE CHARTER GUARANTEE & TRUST	Principal LifeTime Strategic Income Fund		R-2	94.65
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal LifeTime Strategic Income Fund		R-3	97.45
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal LifeTime Strategic Income Fund		R-4	96.8
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal LifeTime Strategic Income Fund		R-5	89.87
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

THE FULTON COMPANY	Principal MidCap Blend Fund	Institutional		70.1
C/OFULTONFINANCIALADVISORS
PO BOX 3215 LANCASTER PA 17604-3215

DELAWARE CHARTER GUARANTEE & TRUST	Principal MidCap Blend Fund	R-1		100
FBOVARIOUSQUALIFIEDPLANS
711 HIGH STREET DES MOINES, IA 50303

DELAWARE CHARTER GUARANTEE & TRUST	Principal MidCap Blend Fund	R-2		94.27
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal MidCap Blend Fund	R-3		82.55
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal MidCap Blend Fund	R-4		99.96
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal MidCap Blend Fund	R-5		80.7
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

STATE STREET BANK & TRUST CO	Principal MidCap Growth Fund	Institutional		36.38
FBO HOLLOWWAVE & CO

Principal Funds, Inc.	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	57
www.principal.com

ATTN:MASTERNOTECONTROL

DCGT AS TTEE AND/OR CUST	Principal MidCap Growth Fund	R-1	97.16
FBOVARIOUSQUALIFIEDPLANS
ATTN NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50303

DELAWARE CHARTER GUARANTEE & TRUST	Principal MidCap Growth Fund	R-2	100
FBOVARIOUSQUALIFIEDPLANS
711 HIGH STREET DES MOINES, IA 50303

DELAWARE CHARTER GUARANTEE & TRUST	Principal MidCap Growth Fund	R-3	84.68
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DCGT AS TTEE AND/OR CUST	Principal MidCap Growth Fund	R-4	91.01
FBOVARIOUSQUALIFIEDPLANS
ATTN NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50303

DCGT AS TTEE AND/OR CUST	Principal MidCap Growth Fund	R-5	55.53
FBO MEDICAL SERVICES OF NORTHWEST ARKANSAS
ATTNNPIOTRADEDESK
711 HIGH ST DES MOINES IA 50309-2732

DELAWARE CHARTER GUARANTEE & TRUST	Principal MidCap Growth Fund	R-5	37.99
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

PRINCIPALLIFEINSURANCECO	Principal MidCap Growth Fund I	Institutional	99.91
C/O PENSION TRADE DESK
PO BOX 9397 DES MOINES, IA 50306-9397

DELAWARE CHARTER GUARANTEE & TRUST	Principal MidCap Growth Fund I	R-1	99.73
FBOVARIOUSQUALIFIEDPLANS
711 HIGH STREET DES MOINES, IA 50303

DELAWARE CHARTER GUARANTEE & TRUST	Principal MidCap Growth Fund I	R-2	92.18
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal MidCap Growth Fund I	R-3	91.9
FBOVARIOUSQUALIFIEDPLANS
711 HIGH STREET DES MOINES, IA 50303

DELAWARE CHARTER GUARANTEE & TRUST	Principal MidCap Growth Fund I	R-4	99.11
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal MidCap Growth Fund I	R-5	50.2
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DCGT AS TTEE AND/OR CUST	Principal MidCap Growth Fund I	R-5	48.53
FBO MEDICAL SERVICES OF NORTHWEST ARKANSAS
ATTNNPIOTRADEDESK

58	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES		Principal Funds, Inc.
			1-800-222-5852

711 HIGH ST DES MOINES IA 50309-2732

PRINCIPAL LIFE INSURANCE CO	Principal MidCap Growth Fund II	Institutional	100
FBOPRINCIPALFINANCIALGROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal MidCap Growth Fund II	R-1	99.89
FBOVARIOUSQUALIFIEDPLANS
711 HIGH STREET DES MOINES, IA 50303

DELAWARE CHARTER GUARANTEE & TRUST	Principal MidCap Growth Fund II	R-2	94.71
FBOVARIOUSQUALIFIEDPLANS
711 HIGH STREET DES MOINES, IA 50303

DELAWARE CHARTER GUARANTEE & TRUST	Principal MidCap Growth Fund II	R-3	98.32
FBOVARIOUSQUALIFIEDPLANS
711 HIGH STREET DES MOINES, IA 50303

DELAWARE CHARTER GUARANTEE & TRUST	Principal MidCap Growth Fund II	R-4	97.76
FBOVARIOUSQUALIFIEDPLANS
711 HIGH STREET DES MOINES, IA 50303

DCGT AS TTEE AND/OR CUST	Principal MidCap Growth Fund II	R-5	40.39
FBO MEDICAL SERVICES OF NORTHWEST ARKANSAS
ATTNNPIOTRADEDESK
711 HIGH ST DES MOINES IA 50309-2732

DELAWARE CHARTER GUARANTEE & TRUST	Principal MidCap Growth Fund II	R-5	48.09
FBOVARIOUSQUALIFIEDPLANS
711 HIGH STREET DES MOINES, IA 50303

PRINCIPAL LIFE INSURANCE CO	Principal MidCap Growth Fund III	Institutional	70.2
FBOPRINCIPALFINANCIALGROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal MidCap Growth Fund III	R-1	99.99
FBOVARIOUSQUALIFIEDPLANS
711 HIGH STREET DES MOINES, IA 50303

DELAWARE CHARTER GUARANTEE & TRUST	Principal MidCap Growth Fund III	R-2	99.7
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal MidCap Growth Fund III	R-3	98.61
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal MidCap Growth Fund III	R-4	99.79
FBO VARIOUS QUALIFIED PLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal MidCap Growth Fund III	R-5	81.32
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DCGT AS TTEE AND/OR CUST	Principal MidCap S&P 400 Index Fund Institutional		44.26

Principal Funds, Inc.	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	59
www.principal.com

FBO PRINCIPAL FINANCIAL GROUP QUALI FIED PRIN
ADVTGOMNIBUS
ATTN NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50303

DELAWARE CHARTER GUARANTEE & TRUST	Principal MidCap S&P 400 Index Fund		R-1	87.62
FBOVARIOUSQUALIFIEDPLANS
711 HIGH STREET DES MOINES, IA 50303

DELAWARE CHARTER GUARANTEE & TRUST	Principal MidCap S&P 400 Index Fund		R-2	97.35
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal MidCap S&P 400 Index Fund		R-3	91.14
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal MidCap S&P 400 Index Fund		R-4	97.84
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal MidCap S&P 400 Index Fund		R-5	84.23
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

SAMBALANCEDPORTFOLIOPIF	Principal MidCap Stock Fund	Institutional		28.26
ATTN MUTUAL FUND ACCOUNTING -H221
711 HIGH ST DES MOINES IA 50392-0001

SAMCONSGROWTHPORTFOLIOPIF	Principal MidCap Stock Fund	Institutional		36.66
ATTN MUTUAL FUND ACCOUNTING -H221
711 HIGH ST DES MOINES IA 50392-0001

SAMSTRATEGICGROWTHPORTFOLIOPIF	Principal MidCap Stock Fund	Institutional		27.89
ATTN MUTUAL FUND ACCOUNTING -H221
711 HIGH ST DES MOINES IA 50392-0001

PRINCIPALLIFEINSURANCECO	Principal MidCap Value Fund I	Institutional		79.42
C/O PENSION TRADE DESK
PO BOX 9397 DES MOINES, IA 50306-9397

DELAWARE CHARTER GUARANTEE & TRUST	Principal MidCap Value Fund I	R-1		99.72
FBOVARIOUSQUALIFIEDPLANS
711 HIGH STREET DES MOINES, IA 50303

DELAWARE CHARTER GUARANTEE & TRUST	Principal MidCap Value Fund I	R-2		97.29
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal MidCap Value Fund I	R-3		93.61
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DCGT AS TTEE AND/OR CUST	Principal MidCap Value Fund I	R-4		99.29

60	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	Principal Funds, Inc.
1-800-222-5852

FBO VARIOUS QUALIFIED PLANS
ATTNNPIOTRADEDESK
711 HIGH STREET DES MOINES, IA 50303

DELAWARE CHARTER GUARANTEE & TRUST	Principal MidCap Value Fund I	R-5	94.11
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

PRINCIPALLIFEINSURANCECO	Principal MidCap Value Fund II	Institutional	84.02
C/O PENSION TRADE DESK
PO BOX 9397 DES MOINES, IA 50306-9397

DELAWARE CHARTER GUARANTEE & TRUST	Principal MidCap Value Fund II	R-1	93.67
FBOVARIOUSQUALIFIEDPLANS
711 HIGH STREET DES MOINES, IA 50303

DELAWARE CHARTER GUARANTEE & TRUST	Principal MidCap Value Fund II	R-2	99.77
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal MidCap Value Fund II	R-3	93.37
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal MidCap Value Fund II	R-4	97.99
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal MidCap Value Fund II	R-5	92.01
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal MidCap Value Fund III	R-1	100
FBOVARIOUSQUALIFIEDPLANS
711 HIGH STREET DES MOINES, IA 50303

DELAWARE CHARTER GUARANTEE & TRUST	Principal MidCap Value Fund III	R-2	90.96
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal MidCap Value Fund III	R-3	81.6
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal MidCap Value Fund III	R-4	99.29
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

PRINCIPAL TRUST COMPANY	Principal MidCap Value Fund III	R-5	58.36

Principal Funds, Inc.	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	61
www.principal.com

FBODEFCOMPOFHDRINC
ATTN SUSAN SAGGIONE
1013 CENTRE RD WILMINGTON, DE 19805

PERSHINGLLCASAGENTFORITSCUSTOMERS	Principal Money Market Fund	Class A		27.82
ATTN CASH MANAGMENT SERVICES
1 PERSHING PLZ JERSEY CITY NJ 07399-0001

NATIONAL FINANCIAL SERVICES LLC	Principal Money Market Fund	Class S		100
FOR THE EXCLUSIVE BENEFIT O
FOURCUSTOMERS
1000 PLAZA 5 HARBORSIDE
ATTN: MUTUAL FUNDS DEPT
10TH FL JERSEY CITY NJ 07311

DCGT AS TTEE AND/OR CUST	Principal Money Market Fund	Institutional		34.64
FBOVARIOUSQUALIFIEDPLANS
ATTN NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50303

DELAWARE CHARTER GUARANTEE & TRUST	Principal Money Market Fund	R-1		99.89
FBOVARIOUSQUALIFIEDPLANS
711 HIGH STREET DES MOINES, IA 50303

DELAWARE CHARTER GUARANTEE & TRUST	Principal Money Market Fund	R-2		98.45
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal Money Market Fund	R-3		79.78
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal Money Market Fund	R-4		74.66
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal Money Market Fund	R-5		76.26
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

SAMBALANCEDPORTFOLIOPIF	Principal Mortgage Securities Fund		Institutional	51.65
ATTN MUTUAL FUND ACCOUNTING -H221
711 HIGH ST DES MOINES IA 50392-0001

MLPF&S FOR THE SOLE BENEFIT	Principal Preferred Securities Fund		Class A	44.05
OF ITS CUSTOMERS
ATTNFUNDADMINISTRATION
4800 DEER LAKE DR EAST 3RD FL
JACKSONVILLE FL 32246-6484

MLPF&S FOR THE SOLE BENEFIT	Principal Preferred Securities Fund		Class C	68.58
OF ITS CUSTOMERS
ATTNFUNDADMINISTRATION
4800 DEER LAKE DR EAST 3RD FL
JACKSONVILLE FL 32246-6484

DELAWARE CHARTER GUARANTEE & TRUST	Principal Preferred Securities Fund		R-1	99.7

62	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	Principal Funds, Inc.
1-800-222-5852

FBOVARIOUSQUALIFIEDPLANS
711 HIGH STREET DES MOINES, IA 50303

DCGT AS TTEE AND/OR CUST	Principal Preferred Securities Fund	R-2	85.47
FBO VARIOUS QUALIFIED PLANS
ATTNNPIOTRADEDESK
711 HIGH STREET DES MOINES, IA 50303

DCGT AS TTEE AND/OR CUST	Principal Preferred Securities Fund	R-3	96.42
FBO VARIOUS QUALIFIED PLANS
ATTNNPIOTRADEDESK
711 HIGH STREET DES MOINES, IA 50303

DCGT AS TTEE AND/OR CUST	Principal Preferred Securities Fund	R-4	95.51
FBO PRINCIPAL FINANCIAL GROUP
QUALI FIED PRIN ADVTG OMNIBUS
ATTNNPIOTRADEDESK
711 HIGH ST DES MOINES IA 50309-2732

DCGT AS TTEE AND/OR CUST	Principal Preferred Securities Fund	R-5	69.18
FBOVARIOUSQUALIFIEDPLANS
ATTN NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50303

DELAWARE CHARTER GUARANTEE & TRUST	Principal Real Estate Securities Fund	R-1	95.85
FBOVARIOUSQUALIFIEDPLANS
711 HIGH STREET DES MOINES, IA 50303

DELAWARE CHARTER GUARANTEE & TRUST	Principal Real Estate Securities Fund	R-2	99.34
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal Real Estate Securities Fund	R-3	77.45
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal Real Estate Securities Fund	R-4	96.44
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal Real Estate Securities Fund	R-5	83.48
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

PRINCIPAL LIFE INSURANCE CO CUST	Principal SAM Balanced Portfolio	Institutional
FBO PRINCIPAL FINANCIAL GROUP			93.55
OMNIBUS WRAPPED
ATTNNPIOTRADEDESK
711 HIGH STREET T-008-E20
DES MOINES IA 50392-9992

DCGT AS TTEE AND/OR CUST	Principal SAM Balanced Portfolio	R-1	98.28
FBO PRINCIPAL FINANCIAL GROUP
QUALI FIED PRIN ADVTG OMNIBUS
ATTNNPIOTRADEDESK
711 HIGH ST DES MOINES IA 50309-2732

DCGT AS TTEE AND/OR CUST	Principal SAM Balanced Portfolio	R-2	95.65

Principal Funds, Inc.	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	63
www.principal.com

FBO PRINCIPAL FINANCIAL GROUP
QUALI FIED PRIN ADVTG OMNIBUS
ATTNNPIOTRADEDESK
711 HIGH ST DES MOINES IA 50309-2732

DCGT AS TTEE AND/OR CUST	Principal SAM Balanced Portfolio	R-3		98.82
FBO PRINCIPAL FINANCIAL GROUP
QUALI FIED PRIN ADVTG OMNIBUS
ATTNNPIOTRADEDESK
711 HIGH ST DES MOINES IA 50309-2732

DCGT AS TTEE AND/OR CUST	Principal SAM Balanced Portfolio	R-4		100
FBO PRINCIPAL FINANCIAL GROUP
QUALI FIED PRIN ADVTG OMNIBUS
ATTNNPIOTRADEDESK
711 HIGH ST DES MOINES IA 50309-2732

DCGT AS TTEE AND/OR CUST	Principal SAM Balanced Portfolio	R-5		53.13
FBO PRINCIPAL FINANCIAL GROUP
QUALI FIED PRIN ADVTG OMNIBUS
ATTNNPIOTRADEDESK
711 HIGH ST DES MOINES IA 50309-2732

PRINCIPAL TRUST COMPANY	Principal SAM Balanced Portfolio	R-5		45.46
FBO SUPP THRIFT PLAN OF FHBL OF PITTSBURGH
ATTNSUSANSAGGIONE
1013 CENTRE RD WILMINGTON DE 19805-1265

PRINCIPAL LIFE INSURANCE CO CUST	PrincipalSAMConservativeBalancedPortfolio			48.41
FBO PRINCIPAL FINANCIAL GROUP	Institutional
OMNIBUSWRAPPEDATTNNPIOTRADEDESK
711 HIGH STREET T-008-E20
DES MOINES IA 50392-9992

DCGT AS TTEE AND/OR CUST	Principal SAM Conservative Balanced Portfolio		R-1	100
FBO PRINCIPAL FINANCIAL GROUP
QUALI FIED PRIN ADVTG OMNIBUS
ATTNNPIOTRADEDESK
711 HIGH ST DES MOINES IA 50309-2732

DCGT AS TTEE AND/OR CUST	Principal SAM Conservative Balanced Portfolio		R-2	100
FBO PRINCIPAL FINANCIAL GROUP
QUALI FIED PRIN ADVTG OMNIBUS
ATTNNPIOTRADEDESK
711 HIGH ST DES MOINES IA 50309-2732

DCGT AS TTEE AND/OR CUST	Principal SAM Conservative Balanced Portfolio		R-3	91.29
FBO PRINCIPAL FINANCIAL GROUP
QUALI FIED PRIN ADVTG OMNIBUS
ATTNNPIOTRADEDESK
711 HIGH ST DES MOINES IA 50309-2732

BANK OF IRELAND US GROUP	Principal SAM Conservative Balanced Portfolio		R-4	77.14
FBO LT INCENTIVE PLAN OF BANK OF IRELAND
ATTNDIANEMORRISON
282 ROUTE 101 LIBERTY PARK #15
AMHERST NH 03031

PRINCIPAL TRUST COMPANY	Principal SAM Conservative Balanced Portfolio		R-5	69.57
FBO SAN ANTONIO FED CU SECOND SERP
ATTNSUSANSAGGIONE
1013 CENTRE RD WILMINGTON DE 19805-1265

PRINCIPAL LIFE INSURANCE CO CUST	PrincipalSAMConservativeGrowthPortfolio			95.24
FBO PRINCIPAL FINANCIAL GROUP	Institutional
OMNIBUS WRAPPED A

64	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	Principal Funds, Inc.
1-800-222-5852

ATTN NPIO TRADE DESK
711 HIGH STREET T-008-E20
DES MOINES IA 50392-9992

DCGT AS TTEE AND/OR CUST	Principal SAM Conservative Growth Portfolio		R-1	93.17
FBO PRINCIPAL FINANCIAL GROUP
QUALI FIED PRIN ADVTG OMNIBUS
ATTNNPIOTRADEDESK
711 HIGH ST DES MOINES IA 50309-2732

DCGT AS TTEE AND/OR CUST	Principal SAM Conservative Growth Portfolio		R-2	100
FBO PRINCIPAL FINANCIAL GROUP
QUALI FIED PRIN ADVTG OMNIBUS
ATTNNPIOTRADEDESK
711 HIGH ST DES MOINES IA 50309-2732

DCGT AS TTEE AND/OR CUST	Principal SAM Conservative Growth Portfolio		R-3	98.68
FBO PRINCIPAL FINANCIAL GROUP
QUALI FIED PRIN ADVTG OMNIBUS
ATTNNPIOTRADEDESK
711 HIGH ST DES MOINES IA 50309-2732

DCGT AS TTEE AND/OR CUST	Principal SAM Conservative Growth Portfolio		R-4	100
FBO PRINCIPAL FINANCIAL GROUP
QUALI FIED PRIN ADVTG OMNIBUS
ATTNNPIOTRADEDESK
711 HIGH ST DES MOINES IA 50309-2732

DCGT AS TTEE AND/OR CUST	Principal SAM Conservative Growth Portfolio		R-5	71.2
FBO PRINCIPAL FINANCIAL GROUP
QUALI FIED PRIN ADVTG OMNIBUS
ATTNNPIOTRADEDESK
711 HIGH ST DES MOINES IA 50309-2732

PRINCIPAL LIFE INSURANCE CO CUST	Principal SAM Flexible Income Portfolio	Institutional		88.17
FBO PRINCIPAL FINANCIAL GROUP
OMNIBUS WRAPPED
ATTNNPIOTRADEDESK
711 HIGH STREET T-008-E20
DES MOINES IA 50392-9992

DCGT AS TTEE AND/OR CUST	Principal SAM Flexible Income Portfolio	R-1		90.52
FBO PRINCIPAL FINANCIAL GROUP
QUALI FIED PRIN ADVTG OMNIBUS
ATTNNPIOTRADEDESK
711 HIGH ST DES MOINES IA 50309-2732

DCGT AS TTEE AND/OR CUST	Principal SAM Flexible Income Portfolio	R-2		91.61
FBO PRINCIPAL FINANCIAL GROUP
QUALI FIED PRIN ADVTG OMNIBUS
ATTNNPIOTRADEDESK
711 HIGH ST DES MOINES IA 50309-2732

DCGT AS TTEE AND/OR CUST	Principal SAM Flexible Income Portfolio	R-3		94.34
FBO PRINCIPAL FINANCIAL GROUP
QUALI FIED PRIN ADVTG OMNIBUS
ATTNNPIOTRADEDESK
711 HIGH ST DES MOINES IA 50309-2732

DCGT AS TTEE AND/OR CUST	Principal SAM Flexible Income Portfolio	R-4		100
FBO PRINCIPAL FINANCIAL GROUP
QUALI FIED PRIN ADVTG OMNIBUS
ATTNNPIOTRADEDESK
711 HIGH ST DES MOINES IA 50309-2732

DCGT AS TTEE AND/OR CUST	Principal SAM Flexible Income Portfolio	R-5		72.65

Principal Funds, Inc.	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	65
www.principal.com

FBO PRINCIPAL FINANCIAL GROUP
QUALI FIED PRIN ADVTG OMNIBUS
ATTNNPIOTRADEDESK
711 HIGH ST DES MOINES IA 50309-2732

PRINCIPAL LIFE INSURANCE CO CUST	Principal SAM Strategic Growth Portfolio		Institutional	97.28
FBO PRINCIPAL FINANCIAL GROUP
OMNIBUS WRAPPED
ATTNNPIOTRADEDESK
711 HIGH STREET T-008-E20
DES MOINES IA 50392-9992

DCGT AS TTEE AND/OR CUST	Principal SAM Strategic Growth Portfolio		R-1	98.21
FBO PRINCIPAL FINANCIAL GROUP
QUALI FIED PRIN ADVTG OMNIBUS
ATTNNPIOTRADEDESK
711 HIGH ST DES MOINES IA 50309-2732

DCGT AS TTEE AND/OR CUST	Principal SAM Strategic Growth Portfolio		R-2	100
FBO PRINCIPAL FINANCIAL GROUP
QUALI FIED PRIN ADVTG OMNIBUS
ATTNNPIOTRADEDESK
711 HIGH ST DES MOINES IA 50309-2732

DCGT AS TTEE AND/OR CUST	Principal SAM Strategic Growth Portfolio		R-3	95.24
FBO PRINCIPAL FINANCIAL GROUP
QUALI FIED PRIN ADVTG OMNIBUS
ATTNNPIOTRADEDESK
711 HIGH ST DES MOINES IA 50309-2732

DCGT AS TTEE AND/OR CUST	Principal SAM Strategic Growth Portfolio		R-4	99.23
FBO PRINCIPAL FINANCIAL GROUP
QUALI FIED PRIN ADVTG OMNIBUS
ATTNNPIOTRADEDESK
711 HIGH ST DES MOINES IA 50309-2732

PRINCIPAL TRUST COMPANY	Principal SAM Strategic Growth Portfolio		R-5	34.94
FBO SAN ANTONIO FED CU SECOND SERP
ATTNSUSANSAGGIONE
1013 CENTRE RD WILMINGTON DE 19805-1265

DELAWARE CHARTER GUARANTEE & TRUST	Principal Short-Term Bond Fund	R-1		100
FBOVARIOUSQUALIFIEDPLANS
711 HIGH STREET DES MOINES, IA 50303

DELAWARE CHARTER GUARANTEE & TRUST	Principal Short-Term Bond Fund	R-2		100
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal Short-Term Bond Fund	R-3		67.66
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DCGT AS TTEE AND/OR CUST	Principal Short-Term Bond Fund	R-4		85.1
FBO CAPITAL CORP OF THE WEST 401 K PLAN
ATTNNPIOTRADEDESK
711 HIGH ST DES MOINES IA 50309-2732

DELAWARE CHARTER GUARANTEE & TRUST	Principal Short-Term Bond Fund	R-5		77.07
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK

66	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	Principal Funds, Inc.
1-800-222-5852

711 HIGH STREET DES MOINES, IA 50392

SAMBALANCEDPORTFOLIOPIF	Principal Short-Term Income Fund	Institutional	46.58
ATTN MUTUAL FUND ACCOUNTING -H221
711 HIGH ST DES MOINES IA 50392-0001

THE PRINCIPAL TRUST FOR POST- RETIREMENT	Principal SmallCap Blend Fund	Institutional	63.49
MEDICALBENEFITS61021
ATTN STEPHANIE HUFFMAN S-001-S60
PRINCIPAL FINANCIAL GROUP
DES MOINES IA 50392-0001

DELAWARE CHARTER GUARANTEE & TRUST	Principal SmallCap Blend Fund R-1		100
FBOVARIOUSQUALIFIEDPLANS
711 HIGH STREET DES MOINES, IA 50303

DELAWARE CHARTER GUARANTEE & TRUST	Principal SmallCap Blend Fund	R-2	100
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal SmallCap Blend Fund	R-3	80.29
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal SmallCap Blend Fund	R-4	100
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal SmallCap Blend Fund	R-5	44.49
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

PRINCIPALLIFEINSURANCECO	Principal SmallCap Blend Fund I	Institutional	100
C/O PENSION TRADE DESK
PO BOX 9397 DES MOINES, IA 50306-9397

DELAWARE CHARTER GUARANTEE & TRUST	Principal SmallCap Blend Fund I	R-1	100
FBOVARIOUSQUALIFIEDPLANS
711 HIGH STREET DES MOINES, IA 50303

DELAWARE CHARTER GUARANTEE & TRUST	Principal SmallCap Blend Fund I	R-2	81.33
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal SmallCap Blend Fund I	R-3	96.67
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal SmallCap Blend Fund I	R-4	100
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

Principal Funds, Inc.	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	67
www.principal.com

DELAWARE CHARTER GUARANTEE & TRUST	Principal SmallCap Blend Fund I	R-5	93.91
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

SAMBALANCEDPORTFOLIOPIF	Principal SmallCap Growth Fund	Institutional	30.62
ATTN MUTUAL FUND ACCOUNTING -H221
711 HIGH ST DES MOINES IA 50392-0001

SAMCONSGROWTHPORTFOLIOPIF	Principal SmallCap Growth Fund	Institutional	33.07
ATTN MUTUAL FUND ACCOUNTING -H221
711 HIGH ST DES MOINES IA 50392-0001

DELAWARE CHARTER GUARANTEE & TRUST	Principal SmallCap Growth Fund	R-1	99.89
FBOVARIOUSQUALIFIEDPLANS
711 HIGH STREET DES MOINES, IA 50303

DELAWARE CHARTER GUARANTEE & TRUST	Principal SmallCap Growth Fund	R-2	100
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal SmallCap Growth Fund	R-3	97.61
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DCGT AS TTEE AND/OR CUST	Principal SmallCap Growth Fund	R-4	100
FBO VARIOUS QUALIFIED PLANS
ATTNNPIOTRADEDESK
711 HIGH STREET DES MOINES, IA 50303

DELAWARE CHARTER GUARANTEE & TRUST	Principal SmallCap Growth Fund	R-5	98.44
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

PRINCIPALLIFEINSURANCECO	Principal SmallCap Growth Fund I	Institutional	44.85
C/O PENSION TRADE DESK
PO BOX 9397 DES MOINES, IA 50306-9397

DELAWARE CHARTER GUARANTEE & TRUST	Principal SmallCap Growth Fund I	R-1	93.97
FBOVARIOUSQUALIFIEDPLANS
711 HIGH STREET DES MOINES, IA 50303

DELAWARE CHARTER GUARANTEE & TRUST	Principal SmallCap Growth Fund I	R-2	98.92
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal SmallCap Growth Fund I	R-3	89.85
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal SmallCap Growth Fund I	R-4	100
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

68	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	Principal Funds, Inc.
1-800-222-5852

DCGT AS TTEE AND/OR CUST	Principal SmallCap Growth Fund I	R-5	27.42
FBO MEDICAL SERVICES OF NORTHWEST ARKANSAS
ATTNNPIOTRADEDESK
711 HIGH ST DES MOINES IA 50309-2732

DELAWARE CHARTER GUARANTEE & TRUST	Principal SmallCap Growth Fund I	R-5	69.13
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

PRINCIPALLIFEINSURANCECO	Principal SmallCap Growth Fund II	Institutional	99.71
C/O PENSION TRADE DESK
PO BOX 9397 DES MOINES, IA 50306-9397

DELAWARE CHARTER GUARANTEE & TRUST	Principal SmallCap Growth Fund II	R-1	95.37
FBOVARIOUSQUALIFIEDPLANS
711 HIGH STREET DES MOINES, IA 50303

DELAWARE CHARTER GUARANTEE & TRUST	Principal SmallCap Growth Fund II	R-2	94.53
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal SmallCap Growth Fund II	R-3	92.44
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal SmallCap Growth Fund II	R-4	96.2
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal SmallCap Growth Fund II	R-5	90.43
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

PRINCIPALLIFEINSURANCECO	Principal SmallCap Growth Fund III	Institutional	39.19
C/O PENSION TRADE DESK
PO BOX 9397 DES MOINES, IA 50306-9397

DELAWARE CHARTER GUARANTEE & TRUST	Principal SmallCap Growth Fund III	R-1	99.95
FBOVARIOUSQUALIFIEDPLANS
711 HIGH STREET DES MOINES, IA 50303

DELAWARE CHARTER GUARANTEE & TRUST	Principal SmallCap Growth Fund III	R-2	100
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal SmallCap Growth Fund III	R-3	95.35
FBOVARIOUSQUALIFIEDPLANS
711 HIGH STREET DES MOINES, IA 50303

DCGT AS TTEE AND/OR CUST	Principal SmallCap Growth Fund III	R-4	100
FBO VARIOUS QUALIFIED PLANS
ATTNNPIOTRADEDESK
711 HIGH STREET DES MOINES, IA 50303

Principal Funds, Inc.	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	69
www.principal.com

DCGT AS TTEE AND/OR CUST	Principal SmallCap Growth Fund III	R-5		47.84
FBO MEDICAL SERVICES OF NORTHWEST ARKANSAS
ATTNNPIOTRADEDESK
711 HIGH ST DES MOINES IA 50309-2732

DELAWARE CHARTER GUARANTEE & TRUST	Principal SmallCap Growth Fund III	R-5		48.9
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

LIFETIME 2020 FUND	Principal SmallCap S&P 600 Index Fund		Institutional	32.37
ATTNMUTUALFUNDACCOUNTINGH 221
711 HIGH ST DES MOINES IA 50392-0001

DELAWARE CHARTER GUARANTEE & TRUST	Principal SmallCap S&P 600 Index Fund		R-1	88.56
FBOVARIOUSQUALIFIEDPLANS
711 HIGH STREET DES MOINES, IA 50303

DELAWARE CHARTER GUARANTEE & TRUST	Principal SmallCap S&P 600 Index Fund		R-2	97.55
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal SmallCap S&P 600 Index Fund		R-3	94.01
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal SmallCap S&P 600 Index Fund		R-4	94.98
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal SmallCap S&P 600 Index Fund		R-5	93.34
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal SmallCap Value Fund	R-1		96.3
FBOVARIOUSQUALIFIEDPLANS
711 HIGH STREET DES MOINES, IA 50303

DELAWARE CHARTER GUARANTEE & TRUST	Principal SmallCap Value Fund	R-2		99.69
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal SmallCap Value Fund	R-3		96.1
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal SmallCap Value Fund	R-4		99.94
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

70	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	Principal Funds, Inc.
1-800-222-5852

DELAWARE CHARTER GUARANTEE & TRUST	Principal SmallCap Value Fund	R-5	89
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

PRINCIPALLIFEINSURANCECO	Principal SmallCap Value Fund I	Institutional	76.6
C/O PENSION TRADE DESK
PO BOX 9397 DES MOINES, IA 50306-9397

DELAWARE CHARTER GUARANTEE & TRUST	Principal SmallCap Value Fund I	R-1	99.65
FBOVARIOUSQUALIFIEDPLANS
711 HIGH STREET DES MOINES, IA 50303

DELAWARE CHARTER GUARANTEE & TRUST	Principal SmallCap Value Fund I	R-2	99.99
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal SmallCap Value Fund I	R-3	93.42
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal SmallCap Value Fund I	R-4	97.34
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal SmallCap Value Fund I	R-5	90.47
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

PRINCIPALLIFEINSURANCECO	Principal SmallCap Value Fund II	Institutional	99.33
C/O PENSION TRADE DESK
PO BOX 9397 DES MOINES, IA 50306-9397

DELAWARE CHARTER GUARANTEE & TRUST	Principal SmallCap Value Fund II	R-1	99.99
FBOVARIOUSQUALIFIEDPLANS
711 HIGH STREET DES MOINES, IA 50303

DELAWARE CHARTER GUARANTEE & TRUST	Principal SmallCap Value Fund II	R-2	99.43
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal SmallCap Value Fund II	R-3	98.99
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DCGT AS TTEE AND/OR CUST	Principal SmallCap Value Fund II	R-4	98.09
FBO VARIOUS QUALIFIED PLANS
ATTNNPIOTRADEDESK
711 HIGH STREET DES MOINES, IA 50303

DELAWARE CHARTER GUARANTEE & TRUST	Principal SmallCap Value Fund II	R-5	92.4
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP

Principal Funds, Inc.	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	71
www.principal.com

ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

PRINCIPAL LIFE INSURANCE CO	Principal SmallCap Value Fund III	Institutional	97.83
C/O PENSION TRADE DESK
PO BOX 9397 DES MOINES, IA 50306-9397

DELAWARE CHARTER GUARANTEE & TRUST	Principal SmallCap Value Fund III	R-1	99.98
FBOVARIOUSQUALIFIEDPLANS
711 HIGH STREET DES MOINES, IA 50303

DELAWARE CHARTER GUARANTEE & TRUST	Principal SmallCap Value Fund III	R-2	86.26
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal SmallCap Value Fund III	R-3	96.48
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal SmallCap Value Fund III	R-4	99.98
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal SmallCap Value Fund III	R-5	97.34
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

LIFETIME2010FUND	Principal Ultra Short Bond Fund	Institutional	43.66
ATTN MUTUAL FUND ACCOUNTING -H221
711 HIGH ST DES MOINES IA 50392-0001

LIFETIMESTRATEGICINCOMEFUND	Principal Ultra Short Bond Fund	Institutional	50.96
ATTN MUTUAL FUND ACCOUNTING -H221
711 HIGH ST DES MOINES IA 50392-0001

DELAWARE CHARTER GUARANTEE & TRUST	Principal Ultra Short Bond Fund	R-2	99.53
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal Ultra Short Bond Fund	R-3	83.91
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Principal Ultra Short Bond Fund	R-5	95.38
FBOVARIOUSQUALIFIEDPLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

SAMBALANCEDPORTFOLIOPIF	Principal West Coast Equity Fund	Institutional	31.22
ATTN MUTUAL FUND ACCOUNTING -H221
711 HIGH ST DES MOINES IA 50392-0001

72	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	Principal Funds, Inc.
1-800-222-5852

SAM CONS GROWTH PORTFOLIO PIF	Principal West Coast Equity Fund	Institutional	36.06
ATTN MUTUAL FUND ACCOUNTING -H221
711 HIGH ST DES MOINES IA 50392-0001

SAM STRATEGIC GROWTH PORTFOLIO PIF	Principal West Coast Equity Fund	Institutional	27.64
ATTN MUTUAL FUND ACCOUNTING -H221
711 HIGH ST DES MOINES IA 50392-0001

The Directors and Officers of the Fund, member companies of the Principal Financial Group, and certain other persons may purchase shares of the Funds without the payment of any sales charge. The sales charge is waived on these transactions because there are either no distribution costs or only minimal distribution costs associated with the transactions. For a description of the persons entitled to a waiver of sales charge in connection with their purchase of shares of the Funds, see the discussion of the waiver of sales charges under the caption "Choosing a Share Class" in the prospectus for the Class A, B, and C shares.

The Principal LifeTime Funds, SAM Portfolios, or Principal Life Insurance Company will vote in the same proportion as shares of the Funds owned by other shareholders. Therefore, neither the Principal LifeTime Funds, SAM Portfolios nor Principal Life Insurance Company exercise voting discretion.

The By-laws of the Fund sets the quorum requirement (a quorum must be present at a meeting of shareholders for business to be transacted). The By-laws of the Fund states that a quorum is "The presence in person or by proxy of one-third of the shares of each Fund outstanding at the close of business on the Record Date constitutes a quorum for a meeting of that Fund."

Certain proposals presented to shareholders for approval require the vote of a "majority of the outstanding voting securities," which is a term defined in the 1940 Act to mean, with respect to a Fund, the affirmative vote of the lesser of 1) 67% or more of the voting securities of the Fund present at the meeting of that Fund, if the holders of more than 50% of the outstanding voting securities of the Fund are present in person or by proxy, or 2) more than 50% of the outstanding voting securities of the Fund (a "Majority of the Outstanding Voting Securities").

Certain proposals require for approval the affirmative vote of the holders of a plurality of the shares voted at the meeting and thus may be approved by vote of a Principal LifeTime Fund.

Principal Holders of Securities

The Fund is unaware of any persons who own beneficially more than 5% of the Fund's outstanding shares. The following list identifies the shareholders of record who own 5% or more of any class of the Fund's outstanding shares as of September 16, 2008. The list is presented in alphabetical order by fund.

			Percentage
			of
Name and Address	Fund/Class		Ownership
LIFETIME 2010 FUND	Bond & Mortgage Securities Fund	Institutional	22.1
ATTN MUTUAL FUND ACCOUNTING-H221
711 HIGH ST DES MOINES IA 50392-0001

LIFETIME 2020 FUND	Bond & Mortgage Securities Fund	Institutional	35.9
ATTN MUTUAL FUND ACCOUNTING-H221
711 HIGH ST DES MOINES IA 50392-0001

LIFETIME STRATEGIC INCOME FUND	Bond & Mortgage Securities Fund	Institutional	10.8
ATTN MUTUAL FUND ACCOUNTING- H221
711 HIGH ST DES MOINES IA 50392-0001

LIFETIME 2030 FUND	Bond & Mortgage Securities Fund	Institutional	17.7
ATTN MUTUAL FUND ACCOUNTING- H221
711 HIGH ST DES MOINES IA 50392-0001

Principal Funds, Inc.	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	73
www.principal.com

DELAWARE CHARTER GUARANTEE & TRUST	Bond & Mortgage Securities Fund	R-1	99.0
FBO VARIOUS QUALIFIED PLANS
711HIGHSTREETDESMOINES,IA50303

DELAWARE CHARTER GUARANTEE & TRUST	Bond & Mortgage Securities Fund	R-2	98.0
FBO VARIOUS QUALIFIED PLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN: RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Bond & Mortgage Securities Fund	R-3	90.5
FBO VARIOUS QUALIFIED PLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN: RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DELAWARE CHARTER GUARANTEE & TRUST	Bond & Mortgage Securities Fund	R-4	95.1
FBO VARIOUS QUALIFIED PLANS
FBO PRINCIPAL FINANCIAL GROUP
ATTN: RIS NPIO TRADE DESK
711 HIGH STREET DES MOINES, IA 50392

DCGT AS TTEE AND/OR CUST	Bond & Mortgage Securities Fund	R-5	6.4
FBO MEDICAL SERVICES OF
NORTHWEST ARKANSAS
ATTN NPIO TRADE DESK
711HIGHSTDESMOINESIA50309 2732

Management Ownership

As of September 16, 2008 the Officers and Directors of the Fund as a group owned less than 1% of the outstanding shares of any Class of any of the Funds.

74	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	Principal Funds, Inc.
1-800-222-5852

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Advisors

The Manager of the Fund is Principal Management Corporation ("Principal"), a wholly owned subsidiary of Principal Financial Services, Inc. Principal is an affiliate of Principal Life. The address of Principal is the Principal Financial Group, Des Moines, Iowa 50392. Principal was organized on January 10, 1969, and since that time has managed various mutual funds sponsored by Principal Life.

Principal implemented a cash management program in the funds listed below:

•	LargeCap Value Fund III
•	LargeCap Growth Fund II
•	MidCap Growth Fund III
•	SmallCap Growth Fund II

Principal will invest the cash, which comprises a very small portion of the funds’ portfolios, in money market investments and in stock index futures contracts based on the Fund’s market cap to gain exposure to the market.

Principal also provides a substantial part of the investment advisory services to each of the Principal LifeTime Funds directly, while engaging a Sub-Advisor to provide asset allocation services to those Funds.

Principal has executed agreements with various Sub-Advisors. Under those Sub-Advisory agreements, the Sub-Advisor agrees to assume the obligations of Principal to provide investment advisory services for a specific Fund. For these services, each Sub-Advisor is paid a fee by Principal.

Sub-Advisor:	AllianceBernstein L.P. ("AllianceBernstein"). AXA, AXA Financial, Inc., AXA Equitable Life Insurance
Company ("AXA Equitable"), and certain subsidiaries of AXA Equitable directly and indirectly represent a controlling economic interest in AllianceBenstein. AllianceBernstein is located at 1345 Avenue of the
Americas, New York, NY 10105.
Fund(s):	SmallCap Growth I and a portion of the assets of LargeCap Value III

Sub-Advisor:	American Century Investment Management, Inc. ("American Century") was founded in 1958. American
Century Investment Management is a direct, wholly-owned subsidiary of American Century Companies,
Inc. Its office is located in the American Century Tower at 4500 Main Street, Kansas City, MO 64111.
Fund(s):	LargeCap Growth II and LargeCap Value II

Sub-Advisor:	Ark Asset Management Co., Inc. ("Ark Asset") is an independent, 100% employee owned investment management firm. Ark Asset's offices are located at 125 Broad Street, New York, NY 10004.
Fund(s):	a portion of the assets of SmallCap Value III

Sub-Advisor:	AXA Rosenberg Investment Management LLC (“AXA Rosenberg”) provides investment advisory ser-
vices to a number of institutional investors. AXA Rosenberg is wholly-owned by AXA Rosenberg Group
LLC. AXA Rosenberg's address is 4 Orinda Way, Building E, Orinda, CA 94563.
Fund(s):	a portion of the assets of International Value I

Sub-Advisor:	Barrow, Hanley, Mewhinney & Strauss ("BHMS") is an investment advisory firm that was founded in
1979. It is registered as an investment adviser under the Investment Advisers Act of 1940. BHMS man-
ages investments for institutional investors. It is a wholly owned subsidiary of Old Mutual Asset Manag-
ers (US) LLC, which is a wholly owned subsidiary of Old Mutual plc. BHMS's address is 2200 Ross
Avenue, 31st Floor, Dallas, Texas 75201.
Fund(s):	a portion of the assets of MidCap Value III

Sub-Advisor:	Causeway Capital Management LLC ("Causeway") provides investment advisory services to institu-
tional clients and funds. Causeway is owned by Sarah Hotchkis Ketterer, William Harry Hartford, and

Principal Funds, Inc.	INVESTMENT ADVISORY AND OTHER SERVICES	75
www.principal.com

Evercore Investments L.L.C. Causeway's address is 11111 Santa Monica Boulevard, Suite 1500, Los
Angeles, CA 90025.
Fund(s):	a portion of the assets of International Value I

Sub-Advisor:	Columbus Circle Investors ("CCI") is an affiliate of PGI and a member of the Principal Financial Group.
CCI was founded in 1975. Its address is Metro Center, One Station Place, Stamford, CT 06902.
Fund(s):	LargeCap Growth, MidCap Growth, and a portion of the assets of SmallCap Growth III

Sub-Advisor:	Dimensional Fund Advisors Inc. ("Dimensional"), located at 1299 Ocean Avenue, Santa Monica, CA
90401, is a registered investment advisor.
Fund(s):	a portion of the assets of SmallCap Value II

Sub-Advisor:	Edge Asset Management, Inc. ("Edge") is an affiliate of Principal and a member of the Principal Finan-
cial Group. Edge has been in the business of investment management since 1944. Its address is 601
Union Street, Suite 2200, Seattle, WA 98101-1377.
Fund(s):	Equity Income, High Yield, Income, MidCap Stock, Mortgage Securities, Short-Term Income, SAM Bal-
anced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flex-
ible Income Portfolio, SAM Strategic Growth Portfolio and West Coast Equity

Sub-Advisor:	Emerald Advisers, Inc. ("Emerald") is a wholly owned subsidiary of Emerald Asset Management. Emer-
ald provides professional investment advisory services to institutional investors, high net worth individu-
als and the general public. Emerald Advisers is indirectly controlled by Joseph Besecker. Emerald's offices are located at 1703 Oregon Pike Road, Suite 101, Lancaster, PA 17601.
Fund(s):	a portion of the assets of SmallCap Growth II

Sub-Advisor:	Essex Investment Management Company, LLC ("Essex") is a Boston-based management firm which specializes in growth equity investments. Essex manages portfolios for corporations, endowments, foundations, municipalities, public funds, Taft-Hartley accounts, and private clients. Essex offers a range of growth equity strategies and employs proprietary fundamental research combined with active portfolio management. Essex Investment Management is majority owned by Affiliated Managers Group,
Inc., a publically reporting diversified asset management company. Its address is 125 High Street, 29th
Floor, Boston, MA 02110.
Fund(s):	a portion of the assets of SmallCap Growth II

Sub-Advisor:	Goldman Sachs Asset Management, L.P. ("GSAM") has been registered as an investment adviser with the SEC since 1990 and is an affiliate of Goldman, Sachs & Co. GSAM's principal office is located at 32
Old Slip, New York, NY 10005.
Fund(s):	LargeCap Blend I and a portion of the assets of MidCap Value I

Sub-Advisor:	Jacobs Levy Equity Management, Inc. ("Jacobs Levy") provides investment advice based upon quanti-
tative equity strategies. The firm focuses on detecting opportunities in the U.S. equity market and attempting to profit from them through engineered, risk-controlled portfolios. Based in Florham Park,
New Jersey, Jacobs Levy is focused exclusively on the management of U.S. equity separate accounts for institutional clients. Jacobs Levey is co-owned Bruce Jacobs and Kenneth Levy. Its address is 100
Campus Drive, Florham Park, NJ 07932-0650.
Fund(s):	a portion of the assets of MidCap Value II and a portion of the assets of MidCap Growth II

Sub-Advisor:	J.P. Morgan Investment Management Inc. ("J.P. Morgan"), 245 Park Avenue, New York, NY 10167 is an
indirect wholly owned subsidiary of JPMorgan Chase & Co. ("JPMorgan"), a bank holding company.
J.P. Morgan offers a wide range of services to governmental, institutional, corporate, and individual cus-

76	INVESTMENT ADVISORY AND OTHER SERVICES	Principal Funds, Inc.
1-800-222-5852

tomers and acts as investment advisor to individual and institutional clients.
Fund(s):	Global Equity I, a portion of the assets of SmallCap Value I, and a portion of the assets of High Yield I

Sub-Advisor:	Lehman Brothers Asset Management LLC ("Lehman Brothers"), 190 South LaSalle Street, Chicago, IL
60603, is a wholly-owned subsidiary of Lehman Brothers Holdings, Inc., a publicly-owned holding com-
pany. Lehman Brothers offers a wide range of investment advisory services to meet the needs of clients with diverse investment objectives.
Fund(s):	a portion of the assets of High Yield I

Sub-Advisor:	Los Angeles Capital Management and Equity Research, Inc. ("LA Capital") is an independent, employee-owned firm. It is located at 11150 Santa Monica Boulevard, Los Angeles, CA 90025.
Fund(s):	a portion of the assets of MidCap Value I and a portion of the assets of SmallCap Value III

Sub-Advisor:	MacKay Shields LLC ("MacKay Shields") was founded in 1938 as an economic consulting firm and became a registered investment advisor in April 1969. At that time, the firm began managing domestic equity accounts for U.S. tax-exempt clients. MacKay Shields has one office that is located at 9 West
57(th) Street, New York, NY 10019. All aspects of investment management and client service are con-
ducted from this location.
Fund(s):	a portion of the assets of MidCap Growth II

Sub-Advisor:	Mazama Capital Management, Inc. ("Mazama") is an independent employee-owned money manage-
ment firm specializing in small and mid cap growth investing for institutional clients. The firm is head-
quartered at One Southwest Columbia Street, Suite 1500, Portland Oregon 97258.
Fund(s):	a portion of the assets of SmallCap Growth III

Sub-Advisor:	Mellon Capital Management Corporation ("Mellon Capital"), 500 Grant Street, Suite 4200, Pittsburgh,
PA 15258. Mellon Capital is a wholly owned subsidiary of Mellon Financial Corporation ("Mellon").
Fund(s):	MidCap Growth I, SmallCap Blend I and a portion of the assets of SmallCap Value I

Sub-Advisor:	Morgan Stanley Investment Management Inc. d/b/a Van Kampen ("Van Kampen"), 522 Fifth Avenue,
New York, NY 10036, acts as sub-advisor to the California Municipal, and Tax-Exempt Bond Funds.
Van Kampen is an indirect wholly owned subsidiary of Morgan Stanley, a publicly held global financial services company. Van Kampen provides investment advice to a wide variety of individual, institutional, and investment company clients.
Fund(s):	California Municipal and Tax-Exempt Bond

Sub-Advisor:	Neuberger Berman Management, Inc. ("Neuberger Berman") is an affiliate of Neuberger Berman, LLC.
Neuberger Berman, LLC is located at 605 Third Avenue, 2nd Floor, New York, NY 10158-0180. The two
firms continue an asset management history that began in 1939. Neuberger Berman is an indirect, wholly owned subsidiary of Lehman Brothers Holdings, Inc. Lehman Brothers is located at 745 Seventh
Avenue, New York, NY 10019.
Fund(s):	a portion of the assets of MidCap Value II

Sub-Advisor:	Pacific Investment Management Company LLC ("PIMCO") was organized in 1971 and provides invest-
ment management and advisory services to private accounts of institutional and individual clients and to mutual funds. PIMCO is a majority owned subsidiary of Allianz Global Investors of America L.P. with a minority interest held by PIMCO Partners, LLC, a California limited liability company. PIMCO is located at 840 Newport Center Drive, Newport Beach, CA 92660.
Fund(s):	Core Plus Bond I

Principal Funds, Inc.	INVESTMENT ADVISORY AND OTHER SERVICES	77
www.principal.com

Sub-Advisor:	Principal Global Investors, LLC ("PGI") is an indirectly wholly-owned subsidiary of Principal Life Insur-
ance Company and an affiliate of the Manager. PGI has been active in retirement plan investing since
1941 and has sub-advised mutual fund assets since 1969. PGI manages equity, fixed-income and real estate investments primarily for institutional investors, including Principal Life. PGI's headquarters address is 801 Grand Avenue, Des Moines, Iowa 50392. It has other primary asset management offices in New York, London, Sydney and Singapore.
Fund(s):	Bond & Mortgage Securities, Disciplined LargeCap Blend, Diversified International, Government & High
Quality Bond, High Quality Intermediate-Term Bond, Inflation Protection, International Emerging Mar-
kets, International Growth, LargeCap S&P 500 Index, LargeCap Value, MidCap Blend, MidCap S&P
400 Index, a portion of the assets of MidCap Value III, Money Market, Principal LifeTime 2010, Principal
LifeTime 2015, Principal LifeTime 2020, Principal LifeTime 2025, Principal LifeTime 2030, Principal Life-
Time 2035, Principal LifeTime 2040, Principal LifeTime 2045, Principal LifeTime 2050, Principal Life-
Time 2055, Principal LifeTime Strategic Income, Short-Term Bond, SmallCap Blend, SmallCap Growth,
SmallCap S&P 600 Index, SmallCap Value, and Ultra Short Bond

Sub-Advisor:	Principal Real Estate Investors, LLC ("Principal - REI"), an indirect wholly owned subsidiary of Principal
Life, an affiliate of Principal, and a member of the Principal Financial Group, was founded in 2000. It manages investments for institutional investors, including Principal Life. Principal -REI's address is 801
Grand Avenue, Des Moines, IA 50392.
Fund(s):	Global Real Estate Securities and Real Estate Securities

Sub-Advisor:	Pyramis Global Advisors, LLC (formerly known as Fidelity Management & Research Company) ("Pyra-
mis") is the Sub-Advisor. Pyramis's address is 53 State Street, Boston, MA 02109.
Fund(s):	International I

Sub-Advisor:	Spectrum Asset Management, Inc. ("Spectrum") is an indirect subsidiary of Principal Life, an affiliate of
PGI and a member of the Principal Financial Group. Spectrum was founded in 1987. Its address is 4
High Ridge Park, Stamford, CT 06905.
Fund(s):	Preferred Securities

Sub-Advisor:	T. Rowe Price Associates, Inc. ("T. Rowe Price"), a wholly owned subsidiary of T. Rowe Price Group,
Inc., a financial services holding company, has over 69 years of investment management experience. T.
Rowe Price is located at 100 East Pratt Street, Baltimore, MD 21202.
Fund(s):	LargeCap Blend II and LargeCap Growth I

Sub-Advisor:	Turner Investment Partners, Inc. ("Turner") was founded in 1990. Its address is 1205 Westlakes Drive,
Suite 100, Berwyn, PA 19312.
Fund(s):	MidCap Growth III

Sub-Advisor:	Vaughan Nelson Investment Management, LP ("Vaughan Nelson") is located at 600 Travis Street, Suite
6300, Houston, Texas 77002. Founded in 1970, Vaughan Nelson is a subsidiary of Natixis Global Asset
Management, L.P.
Fund(s):	a portion of the assets of SmallCap Value II

Sub-Advisor:	Westwood Management Corp. ("Westwood"), a New York corporation formed in 1983, is a wholly owned subsidiary of Westwood Holdings Group, Inc., an institutional asset management company. Westwood's principal place of business is located at 200 Crescent Court, Suite 1200, Dallas, Texas 75201.
Fund(s):	a portion of the assets of LargeCap Value III

78	INVESTMENT ADVISORY AND OTHER SERVICES	Principal Funds, Inc.
1-800-222-5852

Sub-Advisor:	UBS Global Asset Management (Americas) Inc. ("UBS Global AM"), a Delaware corporation located at
One North Wacker, Chicago, IL 60606, is a registered investment advisor. UBS Global AM, a subsidiary of UBS AG, is a member of the UBS Global Asset Management business group (the "Group") of UBS
AG.
Fund(s):	LargeCap Value I and a portion of the assets of SmallCap Growth II

The Sub-Sub-Advisors

PGI has entered into a sub-sub-advisory agreement with Spectrum for the Bond & Mortgage Securities and High Quality Intermediate-Term Bond Funds. Under the agreement, the sub-sub-advisor agrees to manage the day-to-day investment of the Funds' assets allocated to it consistent with the Funds' investment objectives, policies and restrictions and will be responsible for, among other things, placing all orders for the purchase and sale of portfolio securities, subject to supervision and monitoring by the Sub-Advisor and oversight by the Board. Each firm, at its own expense, will provide all investment, management, and administrative personnel, facilities, and equipment necessary for the investment advisory services which it conducts for the Funds.

Under the agreement, PGI pays the sub-sub-advisor a fee which is accrued daily and paid monthly (calculated as percentage of the average daily net assets managed by the firm). Entering into these agreements does not change the management fee that the Fund pays Principal under its Management Agreement or the sub-advisory fee that Principal pays PGI under its sub-advisory agreement. PGI, and not the Fund, will bear the expenses of the services that each of the sub-sub-advisors provides to the Fund under the agreements.

Each of the persons affiliated with the Fund who is also an affiliated person of Principal or an affiliated advisor is named below, together with the capacities in which such person is affiliated:

Name	Office Held With The Fund	Office Held with Principal/or affiliated advisor
Treasurer (Principal); Vice President and Treasurer
Craig L. Bassett	Treasurer	(PGI)
Michael J. Beer	Executive Vice President and Chief Financial Officer	Director, Executive Vice President and Chief Operating
Officer Principal) Mutual Funds
Randy L. Bergstrom	Assistant Tax Counsel	Counsel (PGI)
David J. Brown	Chief Compliance Officer	Officer Senior Vice President (Principal)
Jill R. Brown	Senior Vice President	Senior Vice President (Principal)
Ralph C. Eucher	Director, President and CEO	Director and President (Principal)
Nora M. Everett	President	President (Principal)
Stephen G. Gallaher	Assistant Counsel	2nd Vice President and Assistant General Counsel
(Principal)
Vice President and Chief Compliance Officer
Ernest H. Gillum	Vice President and Assistant Secretary	(Principal)
Patrick A. Kirchner	Assistant Counsel	Counsel (Principal); Counsel (PGI)
Carolyn Kolks	Assistant Tax Counsel	Counsel (PGI)
Sarah J. Pitts	Assistant Counsel	Counsel (Principal)
Layne A. Rasmussen	Vice President and Controller	Vice President and Controller (Principal) Mutual Funds
Michael D. Roughton	Counsel	Senior Vice President and Counsel (Principal); Vice
President and Associate General Counsel (PGI)
Adam U. Shaikh	Assistant Counsel	Counsel (Principal)
Dan L. Westholm	Assistant Treasurer	Director-Treasury (Principal)
Beth C. Wilson	Vice President and Secretary	Vice President (Principal)
Larry D. Zimpleman	Director and Chairman of the Board	Director and Chairman of the Board (Principal);
Director (PGI)

Principal Funds, Inc.	INVESTMENT ADVISORY AND OTHER SERVICES	79
www.principal.com

Codes of Ethics

The Fund, Principal, each of the Sub-Advisors, PFD, and Princor have adopted Codes of Ethics ("Codes") under Rule 17j-1 of the 1940 Act. Principal has also adopted such a Code under Rule 204A-1 of the Investment Advisers Act of 1940. These Codes are designed to prevent persons with access to information regarding the portfolio trading activity of a Fund from using that information for their personal benefit. In certain circumstances, personal securities trading is permitted in accordance with procedures established by the Codes. The Boards of Directors of Principal, the Fund, PFD, Princor and each of the Sub-Advisors periodically review their respective Codes. The Codes are on file with, and available from, the Securities and Exchange Commission. A copy of the Fund's Code will also be provided upon request, which may be made by contacting the Fund.

The management fee schedules for the Funds are as follows:

	First $500	Next $500	Next $500	Over $1.5
Fund	million	million	million	billion
Disciplined LargeCap Blend	0.60%	0.58%	0.56%	0.55%
Global Equity I	0.95	0.93	0.91	0.90
Global Real Estate Securities	0.90	0.88	0.86	0.85
Government & High Quality Bond	0.40	0.38	0.36	0.35
High Quality Intermediate-Term Bond	0.40	0.38	0.36	0.35
High Yield I	0.65	0.63	0.61	0.60
Inflation Protection	0.40	0.38	0.36	0.35
International I	1.10	1.08	1.06	1.05
International Emerging Markets	1.20	1.18	1.16	1.15
International Growth	1.00	0.98	0.96	0.95
International Value I	1.10	1.08	1.06	1.05
LargeCap Blend I	0.45	0.43	0.41	0.40
LargeCap Blend II	0.75	0.73	0.71	0.70
LargeCap Growth I	0.75	0.73	0.71	0.70
LargeCap Growth II	0.95	0.93	0.91	0.90
LargeCap S&P 500 Index	0.15	0.15	0.15	0.15
LargeCap Value	0.45	0.43	0.41	0.40
LargeCap Value I	0.80	0.78	0.76	0.75
LargeCap Value II	0.85	0.83	0.81	0.80
MidCap Blend	0.65	0.63	0.61	0.60
MidCap Growth	0.65	0.63	0.61	0.60
MidCap Growth I	1.00	0.98	0.96	0.95
MidCap Growth II	1.00	0.98	0.96	0.95
MidCap Growth III	1.00	0.96	0.94	0.92
MidCap S&P 400 Index	0.15	0.15	0.15	0.15
MidCap Value I	1.00	0.98	0.96	0.95
MidCap Value II	1.00	0.98	0.96	0.95
MidCap Value III	0.65	0.63	0.61	0.60
Preferred Securities	0.75	0.73	0.71	0.70
Real Estate Securities	0.85	0.83	0.81	0.80
Short-Term Bond	0.40	0.38	0.36	0.35
SmallCap Blend	0.75	0.73	0.71	0.70
SmallCap Blend I	1.00	0.98	0.96	0.95
SmallCap Growth	0.75	0.73	0.71	0.70
SmallCap Growth I	1.10	1.08	1.06	1.05
SmallCap Growth II	1.00	0.98	0.96	0.95
SmallCap Growth III	1.10	1.08	1.06	1.05
SmallCap S&P 600 Index	0.15	0.15	0.15	0.15
SmallCap Value	0.75	0.73	0.71	0.70
SmallCap Value I	1.00	0.98	0.96	0.95
SmallCap Value II	1.00	0.98	0.96	0.95
SmallCap Value III	1.00	0.98	0.96	0.95
Tax-Exempt Bond	0.50	0.48	0.46	0.45
Ultra Short Bond	0.40	0.39	0.38	0.37

	First $3	Over $3
Fund	billion	billion
Principal LifeTime 2010	0.1225%	0.1125%
Principal LifeTime 2015	0.1225	0.1125
Principal LifeTime 2020	0.1225	0.1125

80	INVESTMENT ADVISORY AND OTHER SERVICES	Principal Funds, Inc.
1-800-222-5852

Principal LifeTime 2025	0.1225	0.1125
Principal LifeTime 2030	0.1225	0.1125
Principal LifeTime 2035	0.1225	0.1125
Principal LifeTime 2040	0.1225	0.1125
Principal LifeTime 2045	0.1225	0.1125
Principal LifeTime 2050	0.1225	0.1125
Principal LifeTime 2055	0.1225	0.1125
Principal LifeTime Strategic Income	0.1225	0.1125

Principal Funds, Inc.	INVESTMENT ADVISORY AND OTHER SERVICES	81
www.principal.com

	First $500	Next $500	Next $500	Next $500	Next $1	Over $3
Fund	million	million	million	million	billion	billion
Bond & Mortgage Securities	0.55%	0.53%	0.51%	0.50%	0.48%	0.45%
Diversified International	0.90	0.88	0.86	0.85	0.83	0.80
LargeCap Value III	0.80	0.78	0.76	0.75	0.73	0.70
Money Market	0.40	0.39	0.38	0.37	0.36	0.35

	First $500	Next $500	Next $500	Next $500	Next $500	Over $2.5
Fund	million	million	million	million	million	billion
Core Plus Bond I	0.60%	0.58%	0.56%	0.55%	0.53%	0.50%

	First $500	Next $500	Next $1	Next $1	Over $3
Fund	million	million	billion	billion	billion
LargeCap Growth	0.68%	0.65%	0.62%	0.58%	0.55%

	First $1.0	Over $1.0
Fund	billion	billion
California Municipal	0.50%	0.45%

	First $250	Next $250	Over $500
Fund	million	million	million
Equity Income	0.60%	0.55%	0.50%

	First $250	Over $250
Fund	million	million
High Yield	0.625%	0.500%

	First $2	Over $2
Fund	billion	billion
Income	0.50%	0.45%
Mortgage Securities	0.50	0.45

	First $1	Next $1	Next $1	Over $3
Fund	billion	billion	billion	billion
MidCap Stock	0.75%	0.70%	0.65%	0.60%

	First $200	Next $300	Over $500
Fund	million	million	million
Short-Term Income	0.50%	0.45%	0.40%

	First $500	Next $500	Over $1
Fund	million	million	billion
West Coast Equity	0.625%	0.500%	0.375%

	First $500	Next $500	Next $1	Next $1	Next $1	Next $1	Over $5
Fund	million	million	billion	billion	billion	billion	billion
SAM Balanced Portfolios*	0.55%	0.50%	0.45%	0.40%	0.35%	0.30%	0.25%
SAM Conservative Balanced Portfolio*	0.55	0.50	0.45	0.40	0.35	0.30	0.25
SAM Conservative Growth Portfolio*	0.55	0.50	0.45	0.40	0.35	0.30	0.25
SAM Flexible Income Portfolio*	0.55	0.50	0.45	0.40	0.35	0.30	0.25
SAM Strategic Growth Portfolio*	0.55	0.50	0.45	0.40	0.35	0.30	0.25

* Breakpoints based on aggregate SAM Portfolio net assets

82	INVESTMENT ADVISORY AND OTHER SERVICES	Principal Funds, Inc.
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Each Fund pays all of its operating expenses, except those Funds for which Principal has agreed to pay such expenses. Under the terms of the Management Agreement, Principal is responsible for paying the expenses associated with the organization of each Fund, including the expenses incurred in the initial registration of the Funds with the Securities and Exchange Commission, compensation of personnel, officers and directors who are also affiliated with Principal, and expenses and compensation associated with furnishing office space and all necessary office facilities and equipment and personnel necessary to perform the general corporate functions of the Fund. Portfolio accounting services are provided to each Fund at cost, under the terms of the Management Agreement. Principal Shareholder Services, Inc., a wholly owned subsidiary of Principal, provides transfer agent services for Class A, B, C, J, S, R-1, R-2, R-3, R-4, R-5, and Institutional Class shares, including qualifying shares of the Fund for sale in states and other jurisdictions, for each Fund pursuant to an additional agreement with the Fund. Principal is also responsible for providing certain shareholder services to the R-1, R-2, R-3, R-4 and R-5 share classes pursuant to an additional agreement.

The Manager has contractually agreed to limit the Fund's expenses (excluding interest the Funds incur in connection with investments they make) on certain share classes of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each respective class on an annualized basis. The operating expense limits and the agreement terms are as follows:

					Institutional
	Class A	Class B	Class C	Class J	Class	Expiration
Bond & Mortgage Securities Fund	0.94%	1.60%	1.75%*	N/A	N/A	6/30/2009
Core Plus Bond Fund I	N/A	N/A	N/A	N/A	0.65%	2/28/2010
Disciplined LargeCap Blend Fund	N/A	N/A	1.82	N/A	N/A	2/28/2009
Diversified International Fund	N/A	N/A	2.08	N/A	N/A	2/28/2009
Global Real Estate Securities Fund	1.45	N/A	2.20	N/A	0.95	2/28/2009
Government & High Quality Bond Fund	N/A	N/A	1.65	N/A	N/A	2/28/2009
Income Fund	0.90	1.64	1.65	N/A	N/A	2/28/2009
Inflation Protection Fund	0.90	N/A	1.65	1.15%	N/A	2/28/2009
International Emerging Markets Fund	N/A	N/A	2.80	N/A	N/A	2/28/2009
International Growth Fund	1.60	N/A	2.35	N/A	N/A	2/28/2009
International Value Fund I	N/A	N/A	N/A	N/A	1.13	2/28/2010
LargeCap Blend Fund I	N/A	N/A	1.90	N/A	N/A	2/28/2009
LargeCap Blend Fund II	N/A	N/A	2.20	N/A	N/A	2/28/2009
LargeCap Growth Fund	1.28	2.26	2.03	N/A	N/A	2/28/2009
LargeCap Growth Fund I	N/A	N/A	2.20	N/A	N/A	2/28/2009
LargeCap Growth Fund II	1.70	N/A	2.45	1.75	N/A	2/28/2009
LargeCap S&P 500 Index Fund	N/A	N/A	1.30	N/A	N/A	2/28/2009
LargeCap Value Fund	N/A	N/A	1.70	N/A	N/A	2/28/2009
LargeCap Value Fund III	N/A	N/A	2.25	N/A	N/A	2/28/2009
MidCap Blend Fund	1.02	1.32	1.95*	N/A	N/A	6/30/2008
MidCap Growth Fund I	1.75	N/A	2.50	N/A	N/A	2/28/2009
MidCap Growth Fund III	1.75	2.50	2.50	N/A	N/A	2/28/2009
MidCap Value Fund II	1.75	2.50	2.50	N/A	N/A	2/28/2009
Money Market Fund	N/A	N/A	1.79	N/A	N/A	2/28/2009
Mortgage Securities Fund	0.91	1.65	1.63	N/A	N/A	2/28/2009
Preferred Securities Fund	1.00	N/A	1.75	N/A	N/A	2/28/2009
Principal LifeTime 2010 Fund	0.50	N/A	1.25	N/A	N/A	2/28/2009
Principal LifeTime 2015 Fund	N/A	N/A	N/A	N/A	0.1725	2/28/2009
Principal LifeTime 2020 Fund	0.50	1.25	1.25	N/A	N/A	2/28/2009
Principal LifeTime 2025 Fund	N/A	N/A	N/A	N/A	0.1725	2/28/2009
Principal LifeTime 2030 Fund	0.50	1.25	1.25	N/A	N/A	2/28/2009
Principal LifeTime 2035 Fund	N/A	N/A	N/A	N/A	0.1725	2/28/2009
Principal LifeTime 2040 Fund	0.50	1.25	1.25	N/A	N/A	2/28/2009
Principal LifeTime 2045 Fund	N/A	N/A	N/A	N/A	0.1725	2/28/2009
Principal LifeTime 2050 Fund	0.50	1.25	1.25	N/A	N/A	2/28/2009
Principal LifeTime 2055 Fund	N/A	N/A	N/A	N/A	0.1725	2/28/2009
Principal LifeTime Strategic Income Fund	0.50	1.25	1.25	N/A	N/A	2/28/2009
Real Estate Securities Fund	1.28	2.08	1.98	N/A	N/A	2/28/2009
SAM Balanced Portfolio	N/A	N/A	N/A	0.95	N/A	2/28/2009
SAM Conservative Balanced Portfolio	N/A	N/A	N/A	0.95	N/A	2/28/2009
SAM Conservative Growth Portfolio	N/A	N/A	N/A	0.95	N/A	2/28/2009
SAM Flexible Income Portfolio	N/A	N/A	N/A	0.95	N/A	2/28/2009

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					Institutional
	Class A	Class B	Class C	Class J	Class	Expiration
SAM Strategic Growth Portfolio	N/A	N/A	N/A	0.95	N/A	2/28/2009
Short-Term Bond Fund	N/A	N/A	1.70	N/A	N/A	2/28/2009
Short-Term Income Fund	0.95	N/A	1.67	N/A	N/A	2/28/2009
SmallCap Blend Fund	N/A	N/A	2.20	N/A	N/A	2/28/2009
SmallCap Growth Fund	N/A	2.57	2.21	N/A	N/A	2/28/2009
SmallCap Growth Fund II	1.95	2.70	2.70	N/A	N/A	2/28/2009
SmallCap Value Fund	1.35	2.29	2.08	N/A	N/A	2/28/2009
Tax-Exempt Bond Fund	0.76	1.15	1.65	N/A	N/A	2/28/2009
Ultra Short Bond Fund	N/A	N/A	1.50	N/A	N/A	2/28/2009

* Expires 2/28/2009

	R-1	R-2	R-3	R-4	R-5
	Class	Class	Class	Class	Class	Expiration
Core Plus Bond Fund I	1.53%	1.40%	1.22%	1.03%	0.91%	2/28/2010
Principal LifeTime 2015 Fund	1.0525	0.9225	0.7425	0.5525	0.4325	2/28/2009
Principal LifeTime 2025 Fund	1.0525	0.9225	0.7425	0.5525	0.4325	2/28/2009
Principal LifeTime 2035 Fund	1.0525	0.9225	0.7425	0.5525	0.4325	2/28/2009
Principal LifeTime 2045 Fund	1.0525	0.9225	0.7425	0.5525	0.4325	2/28/2009
Principal LifeTime 2055 Fund	1.0525	0.9225	0.7425	0.5525	0.4325	2/28/2009

Fees paid for investment management services during the periods indicated were as follows:

	Management Fees
	for Periods Ended October 31

Fund	2007	2006	2005
Bond & Mortgage Securities Fund	$11,828	$ 8,920	$ 5,132
California Municipal Fund	1,934	2,007	2,102
Disciplined LargeCap Blend Fund	17,159	5,236	2,485
Diversified International Fund	17,026	5,968	2,284
Equity Income Fund	22,206	16,718	10,507
Global Equity Fund I	320	199	69(2)
Global Real Estate Securities Fund	4(3)
Government & High Quality Bond Fund	1,519	1,617	917
High Quality Intermediate-Term Bond Fund	643	497	371
High Yield Fund	7,857	4,846	4,228
High Yield Fund I	1,155	545	245(1)
Income Fund	6,033	6,152	5,931
Inflation Protection Fund	1,355	376	153(1)
International Fund I	16,318	7,962	4,289
International Emerging Markets Fund	10,244	2,932	1,077
International Growth Fund	17,585	9,967	5,445
LargeCap Blend Fund I	3,051	958	409
LargeCap Blend Fund II	7,589	6,464	5,180
LargeCap Growth Fund	19,226	4,311	1,767
LargeCap Growth Fund I	11,086	7,298	6,070
LargeCap Growth Fund II	7,650	8,533	5,283
LargeCap S&P 500 Index Fund	1,588	1,241	949
LargeCap Value Fund	3,539	2,853	1,282
LargeCap Value Fund I	6,816	3,271	1,151
LargeCap Value Fund II	2,168	1,812	896(1)
LargeCap Value Fund III	20,707	16,315	12,193
MidCap Blend Fund	5,662	4,991	2,079
MidCap Growth Fund	227	175	124
MidCap Growth Fund I	2,884	2,750	2,011
MidCap Growth Fund II	5,880	5,490	2,330(1)
MidCap Growth Fund III	5,769	4,511	1,616
MidCap S&P 400 Index Fund	311	208	121
MidCap Stock Fund	7,000	6,864	6,140
MidCap Value Fund I	9,572	6,531	4,267
MidCap Value Fund II	7,552	6,294	4,369
MidCap Value Fund III	981	851	655
Money Market Fund	7,761	2,598	1,601

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		Management Fees
		for Periods Ended October 31

Fund	2007	2006	2005
Mortgage Securities Fund	8,378	8,890	8,599
Preferred Securities Fund	4,970	3,696	2,067
Principal LifeTime 2010 Fund	1,757	1,004	549
Principal LifeTime 2020 Fund	3,388	1,781	861
Principal LifeTime 2030 Fund	2,855	1,469	728
Principal LifeTime 2040 Fund	1,385	649	293
Principal LifeTime 2050 Fund	592	304	132
Principal LifeTime Strategic Income Fund	614	419	265
Real Estate Securities Fund	13,650	8,663	4,925
SAM Balanced Portfolio	14,834	14,339	22,943
SAM Conservative Balanced Portfolio	2,020	2,021	3,474
SAM Conservative Growth Portfolio	12,204	11,566	18,482
SAM Flexible Income Portfolio	2,560	2,937	6,145
SAM Strategic Growth Portfolio	7,575	6,956	11,040
Short-Term Bond Fund	1,015	793	394
Short-Term Income Fund	1,104	1,247	1,318
SmallCap Blend Fund	2,637	2,376	1,294
SmallCap Blend Fund I	2,039	2,430	2,040
SmallCap Growth Fund	2,801	298	221
SmallCap Growth Fund I	1,692	1,303	1,142
SmallCap Growth Fund II	6,638	5,836	3,800
SmallCap Growth Fund III	3,237	2,123	764
SmallCap S&P 600 Index Fund	656	510	310
SmallCap Value Fund	3,802	1,237	654
SmallCap Value Fund I	4,891	3,377	1,934
SmallCap Value Fund II	4,007	3,353	1,472
SmallCap Value Fund III	2,532	3,085	3,095
Tax-Exempt Bond Fund	1,465	992	1,086
Ultra Short Bond Fund	876	856	324
West Coast Equity Fund	8,844	8,647	7,293

(1) Period from December 29, 2004 (date operations commenced) through October 31, 2005.
(2) Period from March 1, 2005 (date operations commenced) through October 31, 2005.
(3) Period from October 1, 2007 (date operations commenced) through October 31, 2007.

Sub-Advisory Agreements for the Funds

Funds for which Principal Global Investors, LLC ("PGI") serves as Sub-Advisor. PGI is Sub-Advisor for each Fund identified below in Tables A, B, and C. The Manager pays PGI a fee, computed and paid monthly, at an annual rate as shown below.

To calculate the fee for a Fund in Table A, assets of the Fund, along with the assets of all other Funds in Table A, are combined with any:

• Principal Life non-registered separate account sub-advised by PGI with assets invested primarily in fixed-income securities (except money market separate accounts),
• Principal Life sponsored mutual fund sub-advised by PGI with assets invested primarily in fixed-income securities
(except money market mutual funds), and
• assets of the Principal Variable Contracts Funds, Inc. - Balanced Account.

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To calculate the fee for a Fund in Table B, the assets of the Fund are combined with assets sub-advised by PGI with the same investment mandate (e.g., midcap value) in

a) Principal Life non-registered separate account sub-advised by PGI and
b) Principal Life sponsored mutual fund sub-advised by PGI.

	PGI Sub-Advised Funds

				Table A
			Net Asset Value of Fund

		First	Next	Next	Over
		$5 billion	$1 billion	$4 billion	$10 billion

Bond & Mortgage Securities, Government &
High Quality Bond, High Quality Intermediate-
Term Bond, Inflation Protection, Short-Term
Bond, and Ultra Short Bond		0.1126%	0.0979%	0.0930%	0.0881%

				Table B
			Net Asset Value of Fund

	First	Next	Next	Next	Next	Next	Over
Fund	$50 million	$50 million	$100 million	$200 million	$350 million	$750 million	$1.5 billion

Disciplined LargeCap Blend
and LargeCap Value	0.2643%	0.2448%	0.2154%	0.1762%	0.1273%	0.0881%	0.0587%
Diversified International and
International Growth	0.3427	0.2741	0.1958	0.1566	0.1175	0.0979	0.0783

	First	Next	Next	Next	Next	Next	Over
Fund	$25 million	$75 million	$100 million	$300 million	$500 million	$500 million	$1.5 billion

MidCap Blend and
MidCap Value III (PGI)	0.3916%	0.3133%	0.2643%	0.2252%	0.1762%	0.1273%	0.0783%
SmallCap Blend,
SmallCap Growth and
SmallCap Value	0.4699	0.3524	0.2643	0.2448	0.2154	0.1762	0.1175

Table C
Fund					Sub-Advisor Fee as a % of Net Assets

International Emerging Markets						0.4895%
LargeCap S&P 500 Index						0.0147
MidCap S&P 400 Index						0.0147
Money Market						0.0734
Principal LifeTime 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055 and Strategic Income						0.0416
SmallCap S&P 600 Index						0.0147

Funds for which Edge Asset Management, Inc. ("Edge") serves as Sub-Advisor. Edge is Sub-Advisor for each Fund identified below in Tables A, B, and C. Principal pays Edge a fee, computed and paid monthly, at an annual rate as shown below.

In calculating the fee for a fund included in Table A, assets of all other funds included in Table A as well as assets of any unregistered separate account of Principal Life Insurance Company and any investment company sponsored by Principal Life Insurance Company to which Edge or PGI provides investment advisory services and which invests primarily in fixed-income securities (except money market separate accounts or investment companies), will be combined with the assets of the fund to arrive at net assets.

In calculating the fee for a fund included in Table B, assets of any unregistered separate account of Principal Life Insurance Company and any investment company sponsored by Principal Life Insurance Company to which Edge or PGI provides investment advisory services and which have the same investment mandate (e.g., MidCap Stock) as the fund for which the fee is calculated, will be combined with the assets of the fund to arrive at net assets.

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Edge Sub-Advised Funds

	Table A
	Net Asset Value of Fund
	First	Next	Next	Over
	$5 billion	$1 billion	$4 billion	$10 billion
Income, Mortgage Securities and
Short-Term Income	0.1126%	0.0979%	0.0930%	0.0881%

				Table B
			Net Asset Value of Fund
	First	Next	Next	Next	Next	Next	Over
Fund	$50 million	$50 million	$100 million	$200 million	$350 million	$750 million	$1.5 billion
Equity Income	0.2643%	0.2448%	0.2154%	0.1762%	0.1273%	0.0881%	0.0587%

	First	Next	Next	Next	Next	Next	Over
Fund	$25 million	$75 million	$100 million	$300 million	$500 million	$500 million	$1.5 billion
MidCap Stock and
West Coast Equity	0.3916%	0.3133%	0.2643%	0.2252%	0.1762%	0.1273%	0.0783%

Table C
Fund	Sub-Advisor Fee as a % of Net Assets
High Yield	0.2643%
SAM Balanced Portfolio	0.0416
SAM Conservative Balanced Portfolio	0.0416
SAM Conservative Growth Portfolio	0.0416
SAM Flexible Income Portfolio	0.0416
SAM Strategic Growth Portfolio	0.0416

All other Funds

In calculating the fee for each Fund, each Sub-Advisor, except J.P. Morgan, Lehman Brothers and MacKay Shields, has agreed that, assets of any existing registered investment company sponsored by Principal Life Insurance Company to which the Sub-Advisor provides investment advisory services and which have the same investment mandate as the Fund for which the fee is being calculated, will be combined (together, the "Aggregated Assets"). The fee charged for the assets in a Fund shall be determined by calculating a fee on the value of the Aggregated Assets using the fee schedules described in the tables below and multiplying the aggregate fee by a fraction, the numerator of which is the amount of assets in the Fund and the denominator of which is the amount of the Aggregated Assets.

Fund	First $1.2 billion	Over $1.2 billion
California Municipal *	0.15	0.125
Tax-Exempt Bond *	0.15	0.125
* Breakpoints are based on aggregate net assets of the California Municipal and Tax-Exempt Bond Funds.

Sub-Advisor Fee
Fund	as a % of Net Assets
High Yield I (J.P. Morgan and Lehman Brothers)	0.30%
SmallCap Growth III (CCI)	0.50
SmallCap Value II (DFA)	0.50
Core Plus Bond I (PIMCO)*	0.25

* If assets are greater than $3 billion, then the fee would change to 0.25% on the first billion and 0.225% thereafter.

				Net Asset Value of Fund
	First	Next	Next	Next	Next	Next	Next	Next	Over
Fund	$50 million	$50 million	$100 million	$200 million	$350 million	$750 million	$500 million	$2.5 billion	$4.5 billion
LargeCap Growth (CCI)	0.2643%	0.2448%	0.2154%	0.1762%	0.1273%	0.0881%	0.0587%	0.2448%	0.1664%

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	Net Asset Value of Fund
	First	Next	Next	Next	Over
Fund	$25 million	$75 million	$100 million	$100 million	$300 million
MidCap Growth (CCI)	0.3916%	0.3133%	0.2643%	0.2252%	0.3427%

	Net Asset Value of Fund
	First	Next	Next	Next	Over
Fund	$10 million	$15 million	$25 million	$50 million	$100 million
MidCap Value III (BHMS)	0.80%	0.60%	0.50%	0.40%	0.35%

			Net Asset Value of Fund
	First	Next	Next	Next	Next	Over
Fund	$50 million	$100 million	$150 million	$200 million	$500 million	$1 billion
Global Equity I (J.P. Morgan)	0.55%	0.45%	0.40%	0.35%	0.30%	0.25%

			Net Asset Value of Fund
	First	Next	Next	Next	Over
Fund	$50 million	$200 million	$350 million	$400 million	$1 billion
LargeCap Blend II (T. Rowe)	0.40%	0.35%	0.30%	0.275%	0.275% on all assets

	Net Asset Value of Fund
	First	Next	Over
Fund	$250 million	$500 million	$750 million
International I (Pyramis)	0.45%	0.40%	0.35%

	Net Asset Value of Fund
	First	Next	Over
Fund	$500 million	$1 billion	$1.5 billion
LargeCap Blend I (GSAM)	0.15%	0.12%	0.10%

	Net Asset Value of Fund
	First	Next	Next	Over
Fund	$250 million	$250 million	$500 million	$1 billion
LargeCap Growth I (T. Rowe)	0.400%	0.375%	0.350%	0.350% on all assets

	Net Asset Value of Fund
	First	Next	Next	Over
Fund	$50 million	$200 million	$500 million	$750 million
LargeCap Growth II (American Century)	0.45%	0.40%	0.35%	0.30%

	Net Asset Value of Fund
	First $300	Above $300
Fund	million	million
LargeCap Value III (Alliance Bernstein)	0.230%	0.200%

	Net Asset Value of Fund
	First	Next	Over
Fund	$200 million	$800 million	$1 billion
LargeCap Value III (Westwood)	0.30%	0.20%	0.18%

	Net Asset Value of Fund
	First	Next	Next	Next	Next	Next	Next	Over
Fund	$10 million	$15 million	$25 million	$50 million	$50 million	$50 million	$300 million	$500 million
LargeCap Value I (UBS)	0.600%	0.500%	0.400%	0.300%	0.250%	0.225%	0.200%	0.180%

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	Net Asset Value of Fund
	First	Next	Next	Over
Fund	$200 million	$300 million	$250 million	$750 million
LargeCap Value II (American Century)	0.40%	0.35%	0.30%	0.28%

	Net Asset Value of Fund
	First	Over
Fund	$600 million	$600 million
MidCap Growth III (Turner)	0.50%	0.40%

	First	Over
Fund	$50 million	$50 million
MidCap Growth I (Mellon Capital)	0.40%	0.35%

	Net Asset Value of Fund
	First	Over
Fund	$500 million	$500 million
MidCap Growth II (MacKay Shields)	0.35%	0.30%

		Net Asset Value of Fund
	First	Next	Next	Over
Fund	$100 million	$400 million	$250 million	$750 million
MidCap Growth II (Jacobs Levy)	0.65%	0.50%	0.45%	0.40%

			Net Asset Value of Fund
	First	Next	Next	Next	Over
Fund	$100 million	$150 million	$250 million	$250 million	$750 million
MidCap Value II (Neuberger Berman)	0.500%	0.475%	0.450%	0.425%	0.400%

	Net Asset Value of Fund
	First	Over
Fund	$100 million	$100 million
MidCap Value II (Jacobs Levy)	0.65%	0.50%

Net Asset Value of Fund
	First	Next	Next	Next	Over
Fund	$25 million	$25 million	$75 million	$225 million	$350 million
MidCap Value I (GSAM)	0.60%	0.55%	0.50%	0.45%	0.40%
If assets exceed $75 million, the fee on the first $50 million will be 0.50%
MidCap Value I (LA Capital)	0.30% for all assets managed

	Net Asset Value of Fund
	First	Next	Over
Fund	$100 million	$200 million	$300 million
SmallCap Blend I (Mellon Capital) and
SmallCap Value (Ark and LA Capital)	0.50%	0.45%	0.35%

	Net Asset Value of Fund
	First	Next	Over
Fund	$25 million	$75 million	$100 million
SmallCap Growth I (AllianceBernstein)	0.65%	0.60%	0.55%

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	Net Asset Value of Fund
	First	Next	Next	Over
Fund	$50 million	$50 million	$50 million	$150 million
SmallCap Growth II (Essex)	0.70%	0.60%	0.55%	0.50%

	Net Asset Value of Fund
	First	Next	Over
Fund	$50 million	$250 million	$300 million
SmallCap Growth II (UBS)	0.60%	0.55%	0.45%

	Net Asset Value of Fund
	First	Next	Next	Over
Fund	$10 million	$40 million	$150 million	$200 million
SmallCap Growth II (Emerald)	0.75%	0.60%	0.50%	0.45%

	Net Asset Value of Fund
	First	Next	Over
Fund	$150 million	$150 million	$300 million
SmallCap Growth III (Mazama)	0.60%	0.55%	0.50%

	Net Asset Value of Fund
	First	Next	Above
Fund	$100 million	$200 million	$300 million
SmallCap Value I (Mellon Capital)	0.450%	0.400%	0.350%

	Net Asset Value of Fund
	First	Above
Fund	$300 million	$300 million
SmallCap Value I (J.P. Morgan)	0.450%	0.350%

	Net Asset Value of Fund
	First	Next	Over
Fund	$100 million	$200 million	$300 million
SmallCap Value II (Vaughan Nelson)	0.50%	0.45%	0.35%

	Net Asset Value of Fund
	First	Next	Over
Fund	$100 million	$150 million	$250 million
Preferred Securities (Spectrum)	0.3427%	0.2937%	0.1958%

	Net Asset Value of Fund
	First	Next	Over
Fund	$1 billion	$500 million	$1.5 billion
Global Real Estate Securities (Principal-REI)	0.54%	0.48%	0.44%
Real Estate Securities (Principal-REI)	0.4895	0.4405	0.3916

	Net Asset Value of Fund
	First	Over
Fund	$200 million	$200 million
International Value I (AXA Rosenberg)	0.535%	0.3325%

	Net Asset Value of Fund
	First	Over
Fund	$350 million	$350 million
International Value I (Causeway)	0.45%	0.35%

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Fees paid for Sub-Advisory services during the periods indicated were as follows:

	Sub-Advisor Fees For Periods Ended October 31,
	2007	2006	2005
Bond & Mortgage Securities	$2,243,427	$1,712,597	$ 965,821
California Insured Intermediate Municipal	127,410
California Municipal	503,860
Disciplined LargeCap Blend	3,169,765	1,247,567	737,975
Diversified International	1,744,168	622,876	253,035
Equity Income	2,825,866
Global Equity I	185,254	115,012	40,028
Global Real Estate Securities(1)
Government & High Quality Bond	378,354	418,729	237,361
High Quality Intermediate-Term Bond	158,087	126,870	95,143
High Yield	3,408,967
High Yield I	555,851	228,513	97,221
Income	1,004,892
Inflation Protection	316,894	94,517	37,515
International I	5,796,480	3,028,429	1,683,058
International Emerging Markets	4,008,981	1,040,321	381,019
International Growth	1,549,305	934,458	540,383
LargeCap Blend I	781,127	326,871	140,842
LargeCap Blend II	2,651,645	2,343,882	2,074,683
LargeCap Growth	5,888,172	910,195	420,546
LargeCap Growth I	5,066,668	3,320,216	2,759,550
LargeCap Growth II	2,822,564	3,089,166	2,085,021
LargeCap S&P 500 Index	153,541	120,173	92,098
LargeCap Value	690,359	845,837	388,294
LargeCap Value I	1,872,728	1,039,956	438,232
LargeCap Value II	993,364	846,452	421,955
LargeCap Value III	5,617,500	4,427,904	3,325,819
MidCap Blend	1,181,808	1,217,850	456,095
MidCap Growth	102,304	77,350	57,498
MidCap Growth I	2,450,498	982,450	723,574
MidCap Growth II	3,247,613	2,299,413	1,004,994
MidCap Growth III	2,894,405	2,255,911	808,179
MidCap S&P 400 Index	29,910	20,069	11,626
MidCap Stock	910,108
MidCap Value I	3,767,500	2,683,182	1,934,024
MidCap Value II	1,616,525	2,986,157	2,029,861
MidCap Value III	374,773	181,525	238,799
Money Market	1,517,891	474,127	285,990
Mortgage Securities	1,377,847
Preferred Securities	1,727,692	1,647,396	922,498
Principal LifeTime 2010	582,168	331,946	181,571
Principal LifeTime 2020	1,118,698	587,353	283,309
Principal LifeTime 2030	941,217	483,901	240,712
Principal LifeTime 2040	455,053	213,323	96,223
Principal LifeTime 2050	195,473	99,932	43,085
Principal LifeTime Strategic Income	205,251	138,995	86,547
Real Estate Securities	7,658,199	4,887,334	3,046,527
SAM Balanced Portfolio	1,648,053
SAM Conservative Balanced Portfolio	224,425
SAM Conservative Growth Portfolio	1,357,266

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	Sub-Advisor Fees For Periods Ended October 31,
	2007	2006	2005
SAM Flexible Income Portfolio	282,634
SAM Strategic Growth Portfolio	843,342
Short-Term Bond	247,960	203,094	101,559
Short-Term Income	185,007
SmallCap Blend	652,882	589,799	325,799
SmallCap Blend I	967,514	1,143,682	968,804
SmallCap Growth	1,034,941	113,703	83,660
SmallCap Growth I	908,926	712,663	623,616
SmallCap Growth II	3,586,060	3,127,955	2,078,467
SmallCap Growth III	1,603,166	1,136,567	416,901
SmallCap S&P 600 Index	63,344	49,532	29,737
SmallCap Value	1,283,309	445,699	247,839
SmallCap Value I	2,280,811	1,603,978	923,990
SmallCap Value II	2,002,750	1,677,320	736,338
SmallCap Value III	1,225,780	1,488,149	1,477,171
Tax Exempt Bond	389,585
Ultra Short Bond	225,095	213,841	69,929
West Coast Equity	1,820,238

(1) Period from October 1, 2007 (date operations commenced) through October 31, 2007.

	Underwriting Fees for Periods Ended October 31,
		(amounts in thousands)
	2007	2006	2005
Bond & Mortgage Securities Fund	$ 436	$ 544	$ 294
California Municipal Fund	119	1,130	901
Disciplined LargeCap Blend Fund	207	224	78
Diversified International Fund	1,061	937	286
Equity Income Fund	1,449	11,765	6,135
Government & High Quality Bond Fund	338	453	214
Global Real Estate Securities Fund	1	N/A	N/A
High Quality Intermediate-Term Bond Fund	8	10	9
High Yield Fund	336	2,227	757
Income Fund	77	966	1,055
Inflation Protection Fund	24	35	23
International Emerging Markets Fund	645	519	128
International Growth Fund	23	20	18
LargeCap Blend Fund I	252	290	109
LargeCap Blend Fund II	447	440	181
LargeCap Growth Fund	546	641	200
LargeCap Growth Fund I	199	251	84
LargeCap Growth Fund II	20	17	10
LargeCap S&P 500 Index Fund	153	172	153
LargeCap Value Fund	429	461	191
LargeCap Value Fund III	330	376	176
MidCap Blend Fund	989	1,172	438
MidCap Growth Fund	10	5	8
MidCap Growth Fund I	36	29	2
MidCap Growth Fund III	165	180	57
MidCap S&P 400 Index Fund	8	8	5

92	INVESTMENT ADVISORY AND OTHER SERVICES	Principal Funds, Inc.
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	Underwriting Fees for Periods Ended October 31,
	(amounts in thousands)
	2007	2006	2005
MidCap Stock Fund	124	717	300
MidCap Value Fund II	114	156	66
MidCap Value Fund III	20	32	35
Money Market Fund	191	116	78
Mortgage Securities Fund	13	380	530
Preferred Securities Fund	101	82	40
Principal LifeTime 2010 Fund	366	368	39
Principal LifeTime 2020 Fund	846	657	115
Principal LifeTime 2030 Fund	796	618	179
Principal LifeTime 2040 Fund	565	373	171
Principal LifeTime 2050 Fund	261	195	83
Principal Lifetime Strategic Income Fund	152	102	16
Real Estate Securities Fund	683	608	215
SAM Balanced Portfolio	1,756	15,166	20,948
SAM Conservative Balanced Portfolio	238	2,048	3,557
SAM Conservative Growth Portfolio	1,227	9,434	13,458
SAM Flexible Income Portfolio	207	3,408	4,723
SAM Strategic Growth Portfolio	1,500	6,269	8,145
Short-Term Bond Fund	111	93	74
Short-Term Income Fund	8	144	169
SmallCap Blend Fund	354	388	148
SmallCap Growth Fund	51	7	13
SmallCap Growth Fund I	3	2	3
SmallCap Growth Fund II	132	166	54
SmallCap S&P 600 Index Fund	19	28	25
SmallCap Value Fund	187	151	42
SmallCap Value Fund III	4	3	1
Tax-Exempt Bond Fund	117	305	334
Ultra Short Bond Fund	30	19	19
West Coast Equity Fund	273	3,779	2,386

Custodian

The custodian of the portfolio securities and cash assets of the Funds is Bank of New York Mellon, 100 Church Street, 10th Floor, New York, NY 10286. The custodian performs no managerial or policy-making functions for the Funds.

MULTIPLE CLASS STRUCTURE

The Board of Directors has adopted a multiple class plan (the Multiple Class Plan) pursuant to SEC Rule 18f-3. The share classes that are offered by each Fund are identified in the chart included under the heading "Fund History." The share classes offered under the plan include: Institutional Class, R-1 Class, R-2 Class, R-3 Class, R-4 Class, R-5 Class, Class J, Class A, Class B, Class C, and Class S shares.

Effective June 13, 2008, the Fund changed the following share class names as described below:

Current	As of June 13, 2008
Share Class	Share Class
Advisors Signature	R-1
Advisors Select	R-2
Advisors Preferred	R-3
Select	R-4
Preferred	R-5

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Class A shares are generally sold with a sales charge that is a variable percentage based on the amount of the purchase, as described in the prospectus. Certain redemptions of Class A shares within 18 months of purchase may be subject to a contingent deferred sales charge ("CDSC"), as described in the prospectus. Participants in employer-sponsored plans that had at least $1 million in assets as of January 12, 2007 can purchase Class A shares at net asset value provided the participant notes that he or she meets this qualification on the application to purchase shares.

Class B shares are not subject to a sales charge at the time of purchase but are subject to a CDSC on shares redeemed within five full years of purchase, as described in the prospectus.

The Class B share CDSC on shares purchased on or before January 12, 2007, if any, is determined by multiplying the lesser of the market value at the time of redemption or the initial purchase price of the shares sold by the appropriate percentage from the table below (for shares issued in connection with the WM Reorganization, the CDSC is determined by multiplying the initial purchase price by the appropriate percentage):

		Accounts Included in
		Certain Sponsored Plans
Years Since Purchase	CDSC as a % of	Established After 02/01/1998
Payments Made	Dollar Amount	and Before 03/01/2002
2 years or less	4.00%	3.00%
more than 2 years, up to 4 years	3.00	2.00
more than 4 years, up to 5 years	2.00	1.00
more than 5 years, up to 6 years	1.00	None
more than 6 years	None	None

Class C shares are not subject to a sales charge at the time of purchase but are subject to a 1% CDSC on shares redeemed within 12 months of purchase, as described in the prospectus.

The Class J shares are sold without any front-end sales charge. A CDSC of 1% is imposed if Class J shares are redeemed within 18 months of purchase, as described in the prospectus.

Contingent deferred sales charges for Class A, B, C, and J shares are waived on shares:

•	that were purchased pursuant to the Small Amount Force Out ("SAFO") program;
•	shares redeemed within 90 days after an account is re-registered due to a shareholder's death;
•	shares redeemed due to the shareholder's post-purchase disability, as defined in the Internal Revenue Code of 1986, as amended;
•	shares redeemed from retirement plans to satisfy minimum distribution rules under the Internal Revenue Code;
•	shares redeemed to pay retirement plan fees;
•	shares redeemed involuntarily from small balance accounts (values of less than $300);
•	shares redeemed through a periodic withdrawal plan in an amount of up to 1.00% per month (measured cumulatively with respect to non-monthly plans) of the value of the Fund account at the time, and beginning on the date, the periodic withdrawal plan is established;
•	shares redeemed from a retirement plan to assure the plan complies with Sections 401(k), 401(m), 408(k) and 415 of the Internal Revenue Code; or
•	shares redeemed from retirement plans qualified under Section 401(a) of the Internal Revenue Code due to the plan participant's death, disability, retirement, or separation from service after attaining age 55.

Class S shares are available without any front-end sales charge or contingent deferred sales charge.

The R-1, R-2, R-3, R-4, R-5, and Institutional Classes are available without any front-end sales charge or contingent deferred sales charge. The R-1, R-2, R-3, R-4, and R-5 Classes are available through employer-sponsored retirement plans. Such plans may impose fees in addition to those charged by the Funds. The R-1, R-2, R-3, R-4, and R-5 share classes are subject to asset based charges (described below).

Principal receives a fee for providing investment advisory and certain corporate administrative services under the terms of the Management Agreement. In addition to the management fee, the Fund's R-1, R-2, R-3, R-4, and R-5

94	MULTIPLE CLASS STRUCTURE	Principal Funds, Inc.
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Class shares pay Principal a service fee and an administrative services fee under the terms of a Service Agreement and an Administrative Services Agreement.

Service Agreement (S Class Shares only)

The Service Agreement provides for Principal Shareholder Services, Inc. (“PSS”) to provide certain services to shareholders of S Class shares. These personal services include:

•	responding to shareholder inquiries,
•	providing information regarding shareholder investments, and
•	providing other similar personal services or services related to the maintenance of shareholder accounts as contemplated by Financial Industry Regulatory Authority (FINRA) Rule 2830 (or a successor thereto).

As compensation for these services, the Fund will pay PSS service fees equal to a percentage of the average daily net assets attributable to S Class shares in accordance with the schedule below. PSS will typically enter into agreements with other financial intermediaries to provide these services and will pay all or a portion of the service fees to such intermediaries.

The fee rate that will apply is as follows:

Average Daily	Annualized
Net Assets	Rate
First $500 Million	6 basis points
Next $500 Million	5 basis points
Next $4 Billion	4 basis points
Next $5 Billion	3 basis points
Next $10 Billion	2 basis points
Over $20 Billion	1 basis points

Service Agreement (R-1, R-2, R-3, R-4, and R-5 Classes only)

The Service Agreement provides for Principal to provide certain personal services to shareholders (plan sponsors) and beneficial owners (plan members) of those classes. These personal services include:

•	responding to plan sponsor and plan member inquiries;
•	providing information regarding plan sponsor and plan member investments; and
•	providing other similar personal services or services related to the maintenance of shareholder accounts as contemplated by Financial Industry Regulatory Authority (FINRA) Rule 2830 (or any successor thereto).

As compensation for these services, the Fund will pay Principal service fees equal to 0.25% of the average daily net assets attributable each of the R-1 and R-2 classes, 0.17% of the average daily net assets of the R-3 Class, and 0.15% of the average daily net assets attributable to each of the R-4 and R-5 Classes. The service fees are calculated and accrued daily and paid monthly to Principal (or at such other intervals as the Fund and Principal may agree).

Administrative Service Agreement (R-1, R-2, R-3, R-4, and R-5 Classes only)

The Administrative Service Agreement provides for Principal to provide services to beneficial owners of Fund shares. Such services include:

•	receiving, aggregating, and processing purchase, exchange, and redemption requests from plan shareholders;
•	providing plan shareholders with a service that invests the assets of their accounts in shares pursuant to pre- authorized instructions submitted by plan members;
•	processing dividend payments from the Funds on behalf of plan shareholders and changing shareholder account designations;
•	acting as shareholder of record and nominee for plans;
•	maintaining account records for shareholders and/or other beneficial owners;
•	providing notification to plan shareholders of transactions affecting their accounts;
•	forwarding prospectuses, financial reports, tax information and other communications from the Fund to beneficial owners;
•	distributing, receiving, tabulating and transmitting proxy ballots of plan shareholders; and

Principal Funds, Inc.	MULTIPLE CLASS STRUCTURE	95
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•	other similar administrative services.

As compensation for these services, the Fund will pay Principal service fees equal to 0.28% of the average daily net assets attributable to the R-1 Class, 0.20% of the average daily net assets of the R-2 Class, 0.15% of the average daily net assets of the R-3 Class, 0.13% of the average daily net assets of the R-4 Class and 0.11% of the average daily net assets of the R-5 Class. The service fees are calculated and accrued daily and paid monthly to Principal (or at such other intervals as the Fund and Principal may agree).

Principal may, at its discretion appoint (and may at any time remove), other parties, including companies affiliated with Principal, as its agent to carry out the provisions of the Service Agreement and/or the Administrative Service Agreement. However, the appointment of an agent shall not relieve Principal of any of its responsibilities or liabilities under those Agreements. Any fees paid to agents under these Agreements shall be the sole responsibility of Principal.

Rule 12b-1 Fees / Distribution Plans and Agreements

In addition to the management and service fees, certain of the Fund's share classes, are subject to Distribution Plans and Agreements (described below) sometimes referred to as a Rule 12b-1 Plan. Rule 12b-1 permits a fund to pay expenses associated with the distribution of its shares in accordance with a plan adopted by the Board of Directors and approved by its shareholders. Pursuant to such rule, the Board of Directors and initial shareholders of the R-1, R-2, R-3, R-4, A, B, C, J, and S Classes of shares have approved and entered into a Distribution Plan and Agreement. The Fund believes the Distribution Plan and Agreement will be beneficial as it may position the Fund to be able to build and retain assets which will, in turn, have a positive effect on total expense ratios and provide flexibility in the management of the Fund by reducing the need to liquidate portfolio securities to meet redemptions. The Fund also believes the Plan will encourage registered representatives to provide ongoing servicing to the shareholders.

In adopting the Plans, the Board of Directors (including a majority of directors who are not interested persons of the Fund (as defined in the 1940 Act), hereafter referred to as the independent directors) determined that there was a reasonable likelihood that the Plan would benefit the Funds and the shareholders of the affected classes. Pursuant to Rule 12b-1, information about revenues and expenses under the Plans is presented to the Board of Directors each quarter for its consideration in continuing the Plans. Continuance of the Plans must be approved by the Board of Directors, including a majority of the independent directors, annually. The Plans may be amended by a vote of the Board of Directors, including a majority of the independent directors, except that the Plans may not be amended to materially increase the amount spent for distribution without majority approval of the shareholders of the affected class. The Plans terminate automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent directors or by vote of a majority of the outstanding voting securities of the affected class.

Payments under the 12b-1 plans will not automatically terminate for funds that are closed to new investors or to additional purchases by existing shareholders. The Fund Board will determine whether to terminate, modify or leave unchanged the 12b-1 plan at the time the board directs the implementation of the closure of the fund.

The Plans provide that each Fund makes payments to the Fund's Distributor from assets of each share class that has a Plan to compensate the Distributor and other selling dealers, various banks, broker-dealers and other financial intermediaries, for providing certain services to the Fund. Such services may include:

•	formulation and implementation of marketing and promotional activities;
•	preparation, printing, and distribution of sales literature;
•	preparation, printing, and distribution of prospectuses and the Fund reports to other than existing shareholders;
•	obtaining such information with respect to marketing and promotional activities as the Distributor deems advisable;
•	making payments to dealers and others engaged in the sale of shares or who engage in shareholder support services; and
•	providing training, marketing, and support with respect to the sale of shares.

The Fund pays the Distributor a fee after the end of each month at an annual rate as a percentage of the daily net asset value of the assets attributable to each share class as follows:

Maximum
Annualized
Share Class	12b-1 Fee
R-1	0.35%
R-2	0.30%
R-3	0.25%
Class A shares (except Short-Term Bond, LargeCap S&P 500 Index, Money Market, and Ultra Short)(1)	0.25%
Class A shares of Short-Term Bond, LargeCap S&P 500 Index, and Ultra Short	0.15%
Class B shares(1)	1.00%
Class C shares(1)	1.00%
Class J shares (except Money Market and SmallCap Blend)(1)	0.45%
Class J shares of Money Market(1)	0.25%
Class J shares of SmallCap Blend	0.15%
R-4	0.10%
Class S shares of Money Market	0.35%

(1) The Distributor also receives the proceeds of any CDSC imposed on the redemption of Class A, B, C, or J shares.

The Distributor may remit on a continuous basis all of these sums (up to 0.25% for Class B shares) to its investment representatives and other financial intermediaries as a trail fee in recognition of their services and assistance.

Currently, the Distributor makes payments to dealers on accounts for which such dealer is designated dealer of record. Payments are based on the average net asset value of the accounts invested in Class A, Class B, Class C, Class J, Class S, R-1 Class, R-2 Class, R-3 Class, R-4 Class, or R-5 Class shares.

At least quarterly, the Distributor provides to the Fund's Board of Directors, and the Board reviews, a written report of the amounts expended pursuant to the Plans and the purposes for which such expenditures were made.

Under the Plans, the Funds have no legal obligation to pay any amount that exceeds the compensation limit. The Funds do not pay, directly or indirectly, interest, carrying charges, or other financing costs in association with these Plans. All fees paid under a Fund's Rule 12b-1 Plan are paid to the Distributor, which is entitled to retain such fees paid by the Fund without regard to the expenses which it incurs.

The Funds made the following Distribution/12b-1 payments for the year ended October 31, 2007:

(amounts in thousands)

Bond & Mortgage Securities Fund	$ 2,193
California Municipal Fund	1,829
Disciplined LargeCap Blend Fund	2,006
Diversified International Fund	3,609
Equity Income Fund	11,042
Global Equity Fund I	12
Global Real Estate Securities Fund	2
Government & High Quality Bond Fund	1,437
High Quality Intermediate-Term Bond Fund	328
High Yield Fund I	2,561
Income Fund	1,365
Inflation Protection Fund	48

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International Emering Markets Fund	1,616
International Fund I	121
International Growth Fund	536
LargeCap Blend Fund I	3,852
LargeCap Blend Fund II	1,310
LargeCap Growth Fund	2,271
LargeCap Growth Fund I	611
LargeCap Growth Fund II	209
LargeCap S&P 500 Index Fund	2,817
LargeCap Value Fund	1,259
LargeCap Value Fund I	55
LargeCap Value Fund II	9
LargeCap Value Fund III	1,579
MidCap Blend Fund	3,064
MidCap Growth Fund	121
MidCap Growth Fund I	23
MidCap Growth Fund II	54
MidCap Growth Fund III	484
MidCap S&P 400 Index Fund	404
MidCap Stock Fund	1,081
MidCap Value Fund I	72
MidCap Value Fund II	767
MidCap Value Fund III	712
Money Market Fund	877
Mortgage Securities Fund	1,030
Preferred Securities Fund	269
Principal LifeTime 2010 Fund	1,656
Principal LifeTime 2020 Fund	3,257
Principal LifeTime 2030 Fund	2,712
Principal LifeTime 2040 Fund	1,131
Principal LifeTime 2050 Fund	319
Principal LifeTime Strategic Income Fund	642
Real Estate Securities Fund	2,193
SAM Balanced Portfolio	29,220
SAM Conservative Balanced Portfolio	4,142

98	MULTIPLE CLASS STRUCTURE	Principal Funds, Inc.
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SAM Conservative Growth Portfolio	25,026
SAM Flexible Income Portfolio	5,283
SAM Strategic Growth Portfolio	15,785
Short-Term Bond Fund	468
Short-Term Income Fund	187
SmallCap Blend Fund	1,237
SmallCap Blend Fund I	14
SmallCap Growth Fund	482
SmallCap Growth Fund I	65
SmallCap Growth Fund II	332
SmallCap Growth Fund III	9
SmallCap S&P 600 Index Fund	611
SmallCap Value Fund	548
SmallCap Value Fund I	132
SmallCap Value Fund II	17
SmallCap Value Fund III	98
Tax-Exempt Bond Fund	927
Ultra Short Bond Fund	268
West Coast Equity Fund	4,353

Transfer Agency Agreement (Institutional Class, Class A, Class B, Class C, Class J, Class R-1, Class R-2, Class R-3, Class R-4, Class R-5, and Class S shares) The Transfer Agency Agreement provides for Principal Shareholder Services, Inc. (1100 Investment Boulevard, El Dorado Hills, CA 95762-5710), a wholly owned subsidiary of Principal, to act as transfer and shareholder servicing agent for the Institutional Class, Class A, Class B, Class C, Class J, Class R-1, Class R-2, Class R-3, Class R-4, Class R-5 and Class S shares. Principal provides these services to the Institutional Class and Class R-1, Class R-2, Class R-3, Class R-4, and Class R-5, shares without charge. With respect to each of the Class A, B, C, J, and S shares, the Fund will pay Principal Shareholder Services a fee for the services provided pursuant to the Agreement in an amount equal to the costs incurred by Principal Shareholder Services for providing such services. The services include:

•	issuance, transfer, conversion, cancellation, and registry of ownership of Fund shares, and maintenance of open account system;
•	preparation and distribution of dividend and capital gain payments to shareholders;
•	delivery, redemption and repurchase of shares, and remittances to shareholders;
•	the tabulation of proxy ballots and the preparation and distribution to shareholders of notices, proxy statements and proxies, reports, confirmation of transactions, prospectuses and tax information;
•	communication with shareholders concerning the above items; and
•	use of its best efforts to qualify the Capital Stock of the Fund for sale in states and jurisdictions as directed by the Fund.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Brokerage on Purchases and Sales of Securities

All orders for the purchase or sale of portfolio securities are placed on behalf of a Fund by the Fund's Sub-Advisor or Sub-Sub-Advisor pursuant to the terms of the applicable sub-advisory agreement. In distributing brokerage business

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arising out of the placement of orders for the purchase and sale of securities for any Fund, the objective of each Fund's Sub-Advisor is to obtain the best overall terms. In pursuing this objective, a Sub-Advisor considers all matters it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and executing capability of the broker or dealer, confidentiality, including trade anonymity, and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis). This may mean in some instances that a Sub-Advisor will pay a broker commissions that are in excess of the amount of commissions another broker might have charged for executing the same transaction when the Sub-Advisor believes that such commissions are reasonable in light of a) the size and difficulty of the transaction, b) the quality of the execution provided, and c) the level of commissions paid relative to commissions paid by other institutional investors. (Such factors are viewed both in terms of that particular transaction and in terms of all transactions that broker executes for accounts over which the Sub-Advisor exercises investment discretion. The Board has also adopted a policy and procedure designed to prevent the funds from compensating a broker/dealer for promoting or selling fund shares by directing brokerage transactions to that broker/dealer for the purpose of compensating the broker/dealer for promoting or selling fund shares. Therefore, the Sub-Advisor may not compensate a broker/dealer for promoting or selling fund shares by directing brokerage transactions to that broker/dealer for the purpose of compensating the broker/dealer for promoting or selling fund shares. A Sub-Advisor may purchase securities in the over-the-counter market, utilizing the services of principal market makers unless better terms can be obtained by purchases through brokers or dealers, and may purchase securities listed on the NYSE from non-Exchange members in transactions off the Exchange.)

A Sub-Advisor may give consideration in the allocation of business to services performed by a broker (e.g., the furnishing of statistical data and research generally consisting of, but not limited to, information of the following types: analyses and reports concerning issuers, industries, economic factors and trends, portfolio strategy, and performance of client accounts). If any such allocation is made, the primary criteria used will be to obtain the best overall terms for such transactions. A Sub-Advisor may also pay additional commission amounts for research services. Such statistical data and research information received from brokers or dealers as described above may be useful in varying degrees and a Sub-Advisor may use it in servicing some or all of the accounts it manages. Sub-Advisors allocated portfolio transactions for the Funds indicated in the following table to certain brokers for the year ended October 31, 2007 due to research services provided by such brokers. The table also indicates the commissions paid to such brokers as a result of these portfolio transactions.

	Amount of Transactions	Related
	because of Research Services	Commissions
Fund	provided	Paid
Disciplined LargeCap Blend	$708,200,325	$ 829,852
Diversified International	385,313,461	724,571
Equity Income	4,222,096	385,449
International I*	3,044,563	157,831
International Emerging Markets	219,177,137	564,164
International Growth	395,896,654	740,999
LargeCap Growth	5,423,347	804,182
LargeCap S&P 500 Index	1,005,835	1,365
LargeCap Value	167,706,978	184,791
LargeCap Value I	207,671,509	157,792
LargeCap Value III	197,251	197,251
MidCap Blend	54,565,403	58,222
MidCap Growth	102,029	1,077
MidCap Growth I	57,978	47,908
MidCap Growth III	166,835,555	147,286
MidCap S&P 400 Index	1,717,308	1,634
MidCap Stock	700,984	117,165
MidCap Value I	414,675	52,146
MidCap Value II	549,130,038	648,758
MidCap Value III	27,253,760	25,652
Real Estate Securities	382,766,986	241,195
SmallCap Blend	79,255,604	88,696
SmallCap Blend I	583,734	10,765
SmallCap Growth	65,514,571	101,750
SmallCap Growth I	64,542	56,751
SmallCap Growth II	114,365,549	165,816
SmallCap Growth III	1,566,207	47,674

100	BROKERAGE ALLOCATION AND OTHER PRACTICES	Principal Funds, Inc.
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	Amount of Transactions	Related
	because of Research Services	Commissions
Fund	provided	Paid
SmallCap S&P 500 Index	5,063,960	7,200
SmallCap Value	231,311,450	264,265
SmallCap Value I	478,037	6,400
SmallCap Value II	4,772,124	26,390,536
SmallCap Value III	148,521	30,584
West Coast Equity	536,153	42,028
*Information for the period 10/1/2006 through 9/30/07.

Subject to the rules promulgated by the SEC, as well as other regulatory requirements, the Board has approved procedures whereby a Fund may purchase securities that are offered in underwritings in which an affiliate of a Sub-Advisor, or the Manager, participates. These procedures prohibit a Fund from directly or indirectly benefiting a Sub-Advisor affiliate or a Manager affiliate in connection with such underwritings. In addition, for underwritings where a Sub-Advisor affiliate or a Manager participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the Fund could purchase in the underwritings. The Sub-Advisor shall determine the amounts and proportions of orders allocated to the Sub-Advisor or affiliate. The Directors of the Fund will receive quarterly reports on these transactions.

The Board has approved procedures that permit a Fund to effect a purchase or sale transaction between the Fund and any other affiliated mutual fund or between the Fund and affiliated persons of the Fund under limited circumstances prescribed by SEC rules. Any such transaction must be effected without any payment other than a cash payment for the securities, for which a market quotation is readily available, at the current market price; no brokerage commission or fee (except for customary transfer fees), or other remuneration may be paid in connection with the transaction. The Board receives quarterly reports of all such transactions.

The Board has also approved procedures that permit a Fund's sub-advisor to place portfolio trades with an affiliated broker under circumstances prescribed by SEC Rules 17e-1 and 17a-10. The procedures require that total commissions, fees, or other remuneration received or to be received by an affiliated broker must be reasonable and fair compared to the commissions, fees or other remuneration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable time period. The Board receives quarterly reports of all transactions completed pursuant to the Fund's procedures.

Purchases and sales of debt securities and money market instruments usually are principal transactions; portfolio securities are normally purchased directly from the issuer or from an underwriter or marketmakers for the securities. Such transactions are usually conducted on a net basis with the Fund paying no brokerage commissions. Purchases from underwriters include a commission or concession paid by the issuer to the underwriter, and the purchases from dealers serving as marketmakers include the spread between the bid and asked prices.

The Board has approved procedures whereby a Fund may participate in a commission recapture program. Commission recapture is a form of institutional discount brokerage that returns commission dollars directly to a Fund. It provides a way to gain control over the commission expenses incurred by a Fund's Manager and/or Sub-Advisor, which can be significant over time and thereby reduces expenses, improves cash flow and conserves assets. A Fund can derive commission recapture dollars from both equity trading commissions and fixed-income (commission equivalent) spreads. The Funds (except the International Fund I and the MidCap Growth Fund II) may participate in a program through a relationship with Frank Russell Securities, Inc. The International Fund I participates in the program offered by FMR and Fidelity Management Trust Company. From time to time, the Board reviews whether participation in the recapture program is in the best interest of the Funds.

The following table shows the brokerage commissions paid during the periods indicated.

Principal Funds, Inc.	BROKERAGE ALLOCATION AND OTHER PRACTICES	101
www.principal.com

	Total Brokerage Commissions Paid
	for Periods Ended October 31
	2007	2006	2005
Bond & Mortgage Securities	$ 101,853	$ 0	$ 0
Disciplined LargeCap Blend	5,921,625	1,621,001	439,257
Diversified International	8,148,865	2,719,306	1,303,762
Equity Income	3,981,004(1)	N/A	N/A
Global Equity I	53,676	33,512	11,802
Global Real Estate Securities	3,223(2)	N/A	N/A
High Quality Intermediate-Term Bond	12,874	0	0
High Yield	149,481(1)	N/A	N/A
International I	3,271,294	1,719,023	1,001,485
International Emerging Markets	7,574,742	1,804,931	885,888
International Growth	7,040,080	4,018,611	2,497,112
LargeCap Blend I	261,454	102,361	28,674
LargeCap Blend II	794,366	835,529	777,011
LargeCap Growth	6,013,833	1,774,756	803,804
LargeCap Growth I	1,160,195	1,025,363	1,135,959
LargeCap Growth II	874,869	1,287,778	804,869
LargeCap S&P 500 Index	37,159	37,117	47,749
LargeCap Value	1,512,646	1,341,775	789,928
LargeCap Value I	459,149	355,587	293,488
LargeCap Value II	39,417	25,596	66,682
LargeCap Value III	818,229	693,087	1,028,079
MidCap Blend	556,959	984,751	513,070
MIdCap Growth	101,305	101,266	90,153
MidCap Growth I	573,974	709,302	480,719
MidCap Growth II	1,188,505	1,217,532	712,400
MidCap Growth III	1,190,458	1,126,532	562,152
MidCap S&P 400 Index	27,737	36,095	27,702
MidCap Stock	528,423(1)	N/A	N/A
MidCap Value I	1,271,402	795,049	658,581
MidCap Value II	1,142,263	1,667,242	689,499
MidCap Value III	291,903	278,632	390,693
Preferred Securities	423,720	346,066	191,092
Real Estate Securities	1,908,852	800,233	424,531
Short-Term Bond	2,241	0	0
SmallCap Blend	584,734	914,025	707,663
SmallCap Blend I	588,904	762,390	728,409
SmallCap Growth	922,200	143,795	193,475
SmallCap Growth I	280,362	310,035	338,247
SmallCap Growth II	1,585,617	1,696,184	831,932
SmallCap Growth III	1,212,588	666,261	404,958
SmallCap S&P 600 Index	161,950	149,342	92,649
SmallCap Value	1,883,342	636,024	486,333
SmallCap Value I	710,273	620,098	301,508
SmallCap Value II	541,257	489,547	366,699
SmallCap Value III	348,114	446,911	535,750
Tax Exempt Bond	6,341(1)	N/A	N/A
Ultra Short Bond	5,637	0	0
West Coast Equity	682,780(1)	N/A	N/A

102	BROKERAGE ALLOCATION AND OTHER PRACTICES	Principal Funds, Inc.
1-800-222-5852

(1) Periods from January 16, 2007, date fund commenced operations after succeeding to the operations of another fund, through
October 31, 2007.

(2) Period from October 1, 2007, date operations commenced, through October 31, 2007.

The primary reasons for changes in several Funds' brokerage commissions for the three years were changes in Fund size; changes in market conditions; and changes in money managers of certain Funds, which required substantial portfolio restructurings, resulting in increased securities transactions and brokerage commissions.

	Sub-Advisor Employed by		Principal Variable Contracts
Brokerage Commissions were Paid to	Principal Funds, Inc. or		Funds, Inc.
the Following Broker-Dealers who are	Principal Variable Contracts Funds,	Principal Funds, Inc.	Account Advised by Sub-
Affiliated with the Sub-Advisor	Inc.	Fund Advised by Sub-Advisor	Advisor

Archipelago Securities, LLC;	Goldman Sachs Asset Management LP	LargeCap Blend I and	N/A
Goldman Sachs & Co.;		MidCap Value I
Goldman Sachs Execution & Clear, LP;
Goldman Sachs JBWere

B-Trade Services, LLC;	BNY Investment Advisors	LargeCap Growth II and	N/A
BNY Capital Markets, Inc.;		LargeCap Value III
BNY Brokerage, Inc.;
Lynch, Jones & Ryan, Inc.;
Pershing & Co.; Pershing, LLC

Dean Witter Reynolds, Inc.;	Morgan Stanley Investment	California Municipal and Tax-Exempt	Asset Allocation
Morgan Stanley & Co. Inc.	Management Inc. (doing business	Bond
as Van Kampen)

Fidelity Brokerage Services, LLC;	Pyramis Global Advisors, LLC	International I	N/A
National Financial Services, LLC

Natixis Asset Management	Vaughan Nelson Investment	SmallCap Value II	N/A
Distributors, LP	Management, LP

JP Morgan Cazenove Limited	American Century Investment	LargeCap Growth II and LargeCap	LargeCap Value II
	Management, Inc.	Value II

	J.P. Morgan Investment	High Yield I, Global Equity I and	LargeCap Value II
JP Morgan Cazenove Limited	Management, Inc.	SmallCap Value I

JP Morgan Securities	American Century Investment	LargeCap Growth II and LargeCap	LargeCap Value II
	Management, Inc.	Value II

	J.P. Morgan Investment	High Yield I, Global Equity I and	LargeCap Value II
JP Morgan Securities	Management, Inc.	SmallCap Value I

Lehman Brothers, Inc.;	Neuberger Berman Management Inc.	MidCap Value II	MidCap Value II
Neuberger Berman, LLC

Sanford C. Bernstein & Co., LLC	AllianceBernstein L.P.	LargeCap Value III and SmallCap	LargeCap Value II
Growth I

Spectrum Asset Management, Inc.	Columbus Circle Investors	LargeCap Growth, MidCap Growth and	LargeCap Growth
SmallCap Growth III

Spectrum Asset Management, Inc.	Edge Asset Management, Inc.	Equity Income, High Yield, Income,	Equity Income, Income,
		MidCap Stock, Mortgage Securities,	MidCap Stock, Mortgage
		Short-Term Income, Strategic Asset	Securities, Short-Term Income,
		Management Portfolios and West Coast	Strategic Asset Management
		Equity	Portfolios, West Coast Equity

Principal Funds, Inc.	BROKERAGE ALLOCATION AND OTHER PRACTICES	103
www.principal.com

Balanced, Bond & Mortgage
Securities, LargeCap Value,
Diversified International,
Government &
High Quality Bond, International
Emerging Markets,
Spectrum Asset Management, Inc.	Principal Global Investors, LLC	Bond & Mortgage Securities,	International
		Disciplined LargeCap Blend, Diversified	SmallCap, LargeCap S&P 500
		International, Government & High	Index,
		Quality Bond, Inflation Protection,	MidCap Blend, Money Market,
		International Emerging Markets,	Principal
		International Growth, LargeCap S&P	LifeTime Accounts, Short-Term
		500 Index, LargeCap Value, MidCap	Bond,
		Blend; MidCap S&P 400 Index, MidCap	SmallCap Blend
Value III, Money Market, Principal
LifeTime Funds, Short-Term Bond,
SmallCap Blend, SmallCap Growth,
SmallCap S&P 600 Index, SmallCap
Value, Ultra Short Bond

Spectrum Asset Management, Inc.	Principal Real Estate Investors, LLC	Global Real Estate Securities and	Real Estate Securities
Real Estate Securities

Spectrum Asset Management, Inc.	Spectrum Asset Management, Inc.	Preferred Securities	N/A

UBS Financial Services;	UBS Global Asset Management	LargeCap Value I and SmallCap	SmallCap Growth II
UBS Securities LLC	(Americas) Inc.	Growth II

Brokerage commissions paid to affiliates during the periods ending October 31 were as follows:

	Commissions Paid to Archipelago Securities, LLC
			Percent of Dollar
	Total Dollar	As Percent of	Amount of Commissionable
	Amount	Total Commissions	Transactions
LargeCap Blend II
2005	422	0.05	0.14
LargeCap Growth I
2005	44	0.00	0.03
LargeCap Growth II
2005	854	0.11	0.50
LargeCap Value II
2005	28	0.04	0.38
MidCap Growth I
2005	2,622	0.55	1.14
SmallCap Blend I
2005	3,855	0.53	0.87
SmallCap Value I
2005	819	0.27	0.39

	Commissions Paid to BNY Brokerage, Inc.
			Percent of Dollar
	Total Dollar	As Percent of	Amount of Commissionable
	Amount	Total Commissions	Transactions
Disciplined LargeCap Blend
2007	93,027	1.57	0.90
2006	21,645	1.34	0.91
Equity Income
2007	317,877	7.98	7.28
International Emerging Markets
2006	674	0.04	0.07
LargeCap Blend II
2007	3,033	0.38	0.35
2006	1,256	0.15	0.17
LargeCap Growth
2007	53,080	0.88	0.22
2006	19,640	1.11	0.67
LargeCap Growth I
2007	396	0.03	0.05

104	BROKERAGE ALLOCATION AND OTHER PRACTICES	Principal Funds, Inc.
1-800-222-5852

	Commissions Paid to BNY Brokerage, Inc.
			Percent of Dollar
	Total Dollar	As Percent of	Amount of Commissionable
	Amount	Total Commissions	Transactions
2006	1,848	0.18	0.17
LargeCap S&P 500 Index
2007	1,161	3.12	0.57
2006	1,410	3.80	0.37
LargeCap Value
2007	19,775	1.31	0.91
2006	8,822	0.66	0.28
LargeCap Value I
2007	12,300	2.68	1.21
2006	5,955	1.67	0.85
LargeCap Value III
2007	853	0.10	0.07
MidCap Blend
2007	6,428	1.15	0.85
2006	6,289	0.64	0.61
MidCap Growth I
2007	3,545	0.62	0.55
2006	13,226	1.86	1.13
MidCap Growth II
2006	1,248	0.10	0.12
MidCap Growth III
2007	18,949	1.59	0.99
2006	1,568	0.14	0.12
MidCap S&P 400 Index
2007	1,584	5.71	1.59
2006	103	0.28	0.04
MidCap Stock
2007	30,777	5.82	6.23
MidCap Value I
2007	1,401	0.11	0.15
2006	475	0.06	0.03
MidCap Value III
2007	7,261	2.49	2.13
2006	2,175	0.78	0.59
SmallCap Blend
2007	3,143	0.54	0.56
2006	428	0.05	0.03
SmallCap Blend I
2007	375	0.06	0.06
2006	3,881	0.51	0.38
SmallCap Growth
2007	7,231	0.78	0.57
2006	350	0.24	0.26
SmallCap Growth I
2007	1,248	0.45	0.28
SmallCap Growth II
2006	77	0.00	0.00
SmallCap Growth III
2006	56	0.01	0.00
SmallCap S&P 600 Index
2007	7,200	4.45	1.12
SmallCap Value
2007	4,438	0.24	0.24
2006	2,113	0.33	0.35
SmallCap Value I
2007	732	0.10	0.10
2006	716	0.12	0.05
SmallCap Value II
2007	13,692	2.53	1.15
2006	6,703	1.37	0.69
West Coast Equity

Principal Funds, Inc.	BROKERAGE ALLOCATION AND OTHER PRACTICES	105
www.principal.com

	Commissions Paid to BNY Brokerage, Inc.
			Percent of Dollar
	Total Dollar	As Percent of	Amount of Commissionable
	Amount	Total Commissions	Transactions
2007	107,401	15.73	21.81

	Commissions Paid to BNY Capital Markets, Inc.
			Percent of Dollar
	Total Dollar	As Percent of	Amount of Commissionable
	Amount	Total Commissions	Transactions
MidCap Value I
2007	168	0.01	0.01
MidCap Value II
2007	2,913	0.26	0.06
2006	249	0.01	0.02
SmallCap Growth II
2007	433	0.03	0.02

	Commissions Paid to B-TRADE Services, LLC
			Percent of Dollar
	Total Dollar	As Percent of	Amount of Commissionable
	Amount	Total Commissions	Transactions
Disciplined LargeCap Blend
2007	3,042	0.05	0.07
2006	4,254	0.26	0.45
Diversified International
2007	154	0.00	0.00
2006	943	0.03	0.09
International Emerging Markets
2007	2,102	0.03	0.13
International Growth
2007	1,925	0.03	0.11
2006	1,169	0.03	0.03
LargeCap Blend I
2006	8	0.01	0.04
LargeCap Blend II
2007	17,393	2.19	3.26
2006	46,416	5.56	6.59
LargeCap Growth I
2007	8,921	0.77	1.38
2006	44,585	4.35	8.84
LargeCap Growth II
2007	70,999	8.12	12.88
2006	108,512	8.43	14.81
LargeCap Value
2006	98	0.01	0.02
LargeCap Value II
2007	59	0.15	0.37
2006	203	0.79	0.83
MidCap Blend
2006	9,601	0.98	2.20
MidCap Growth I
2007	1,365	0.24	0.39
2006	8,996	1.27	1.15
MidCap Growth III
2007	22,023	1.85	1.55
2006	39,903	3.54	4.14
MidCap Value I
2007	3,805	0.30	0.56
2006	6,460	0.81	2.48
MidCap Value III
2006	697	0.25	0.47
Real Estate Securities

106	BROKERAGE ALLOCATION AND OTHER PRACTICES	Principal Funds, Inc.
1-800-222-5852

	Commissions Paid to B-TRADE Services, LLC
			Percent of Dollar
	Total Dollar	As Percent of	Amount of Commissionable
	Amount	Total Commissions	Transactions
2006	2,769	0.35	0.70
SmallCap Blend
2007	3,674	0.63	0.74
2006	24,686	2.70	4.51
SmallCap Blend I
2007	365	0.06	0.18
2006	10,285	1.35	1.73
SmallCap Growth
2007	5,408	0.59	0.80
2006	4,122	2.87	3.34
SmallCap Growth I
2006	113	0.04	0.12
SmallCap Growth II
2007	97,717	6.16	10.46
2006	154,568	9.11	9.27
SmallCap Value
2007	3,354	0.18	0.32
2006	859	0.14	0.43
SmallCap Value I
2007	40	0.01	0.00
2006	1,314	0.21	0.23
SmallCap Value II
2006	89	0.02	0.10

	Commissions Paid to Dean Witter Reynolds, Inc.
			Percent of Dollar
	Total Dollar	As Percent of	Amount of Commissionable
	Amount	Total Commissions	Transactions
SmallCap Growth II
2005	4,376	0.53	0.50

	Commissions Paid to Fidelity Brokerage Services, LLC
			Percent of Dollar
	Total Dollar	As Percent of	Amount of Commissionable
	Amount	Total Commissions	Transactions
International I
2005	1	0.00	0.00
LargeCap Blend I
2005	48	0.17	0.25
MidCap Growth II
2006	83,344	6.80	8.56
2005	29,948	4.20	8.99
MidCap Value I
2007	1,055	0.08	0.09
2006	7,997	1.01	1.03
MidCap Value II
2007	7,220	0.63	0.83
2006	2,860	0.17	0.21
SmallCap Blend
2005	661	0.09	0.09
SmallCap Growth
2005	145	0.07	0.08
SmallCap Value
2005	191	0.04	0.03

Principal Funds, Inc.	BROKERAGE ALLOCATION AND OTHER PRACTICES	107
www.principal.com

	Commissions Paid to Goldman Sachs & Co.
			Percent of Dollar
	Total Dollar	As Percent of	Amount of Commissionable
	Amount	Total Commissions	Transactions
Disciplined LargeCap Blend
2007	11,417	1.88	1.55
2006	66,547	4.11	2.35
2005	16,071	3.66	1.17
Diversified International
2007	594,408	7.29	8.03
2006	199,047	7.32	6.67
2005	81,387	6.24	5.41
Global Equity I
2007	6,061	11.29	21.52
2006	1,294	3.86	6.05
2005	324	2.75	1.83
International I
2007	278,684	8.52	10.12
2006	191,758	11.16	9.55
2005	84,903	8.48	14.78
International Emerging Markets
2007	361,143	4.77	4.24
2006	63,702	3.53	3.30
2005	20,748	2.34	2.23
International Growth
2007	336,506	4.78	3.19
2006	288,720	7.18	4.82
2005	93,939	3.76	2.86
LargeCap Blend I
2007	200	0.08	0.02
2006	4,538	4.43	1.51
2005	783	2.73	1.38
LargeCap Blend II
2007	43,748	5.51	4.42
2006	27,132	3.25	2.71
2005	23,814	3.06	4.00
LargeCap Growth
2007	39,426	0.66	0.61
2006	28,046	1.58	1.26
2005	30,865	3.84	3.06
LargeCap Growth I
2007	37,740	3.25	2.27
2006	48,726	4.75	3.92
2005	28,376	2.50	3.49
LargeCap Growth II
2007	2,358	0.27	0.22
2006	22,220	1.73	0.97
2005	46,395	5.76	3.24
LargeCap S&P 500 Index
2006	823	2.22	1.41
2005	133	0.28	0.27
LargeCap Value
2007	16,082	1.06	0.97
2006	48,528	3.62	2.43
2005	80,821	10.23	6.13
LargeCap Value I
2007	46,753	10.18	5.59
2006	11,579	3.26	1.74
2005	2,540	0.87	0.42
LargeCap Value II
2007	674	1.71	0.55
2006	381	1.49	0.53
2005	1,951	2.93	1.76
LargeCap Value III
2007	33,593	4.11	4.87

108	BROKERAGE ALLOCATION AND OTHER PRACTICES	Principal Funds, Inc.
1-800-222-5852

	Commissions Paid to Goldman Sachs & Co.
			Percent of Dollar
	Total Dollar	As Percent of	Amount of Commissionable
	Amount	Total Commissions	Transactions
2006	54,249	7.83	7.60
2005	267,727	26.04	22.59
MidCap Blend
2007	8,194	1.47	0.84
2006	18,818	1.91	1.89
2005	10,209	1.99	2.06
MidCap Growth
2007	3,814	3.76	3.02
2006	2,212	2.18	2.40
2005	4,374	4.85	3.83
MidCap S&P 400 Index
2005	168	0.60	0.56
MidCap Value III
2007	3,579	1.23	1.10
2006	6,623	2.27	1.59
2005	12,937	3.31	2.61
MidCap Growth III
2007	38,351	0.32	1.62
2006	74,253	6.59	4.01
2005	66,605	11.85	9.36
MidCap Growth I
2007	12,055	2.10	2.08
2006	13,322	1.88	1.60
2005	136,955	28.49	25.63
MidCap Growth II
2006	748	0.06	0.04
MidCap Value II
2007	6,578	0.58	0.26
2006	17,322	1.04	0.62
2005	11,227	1.63	1.51
MidCap Value I
2007	6,078	0.48	0.22
2006	13,952	1.75	0.90
2005	30,402	4.62	4.90
Real Estate Securities
2007	13,127	0.69	0.43
2006	93,385	11.67	7.65
2005	3,945	0.93	1.11
SmallCap Blend
2007	8,588	1.47	1.17
2006	15,278	1.67	1.13
2005	17,655	2.49	1.05
SmallCap Blend I
2007	12,351	2.10	2.15
2006	6,799	0.89	0.91
2005	31,884	4.38	4.81
SmallCap Growth
2007	10,846	1.18	0.84
2006	5,128	3.57	2.40
2005	3,471	1.79	1.34
SmallCap Growth I
2007	14,565	5.19	8.64
2006	11,502	3.71	4.08
2005	18,377	5.43	5.57
SmallCap Growth II
2007	13,062	0.82	0.69
2006	5,977	0.35	0.28
2005	4,515	0.54	0.90
SmallCap Growth III
2007	23,430	1.93	2.01
2006	2,012	0.30	0.06

Principal Funds, Inc.	BROKERAGE ALLOCATION AND OTHER PRACTICES	109
www.principal.com

Commissions Paid to Goldman Sachs & Co.
			Percent of Dollar
	Total Dollar	As Percent of	Amount of Commissionable
	Amount	Total Commissions	Transactions
2005	28,727	7.09	6.28
SmallCap S&P 600 Index
2006	9	0.01	0.01
2005	730	0.79	0.68
SmallCap Value
2007	24,991	1.33	0.96
2006	15,721	2.47	1.76
2005	26,887	5.53	3.67
SmallCap Value I
2007	33,744	4.75	5.67
2006	60,820	9.81	9.06
2005	4,832	1.60	1.21
SmallCap Value II
2007	14,642	2.71	2.81
2006	1,940	0.40	0.48
2005	22	0.01	0.01
SmallCap Value III
2007	1,399	0.40	0.56

Commissions Paid to Goldman Sachs Execution & Clearing, LP
			Percent of Dollar
	Total Dollar	As Percent of	Amount of Commissionable
	Amount	Total Commissions	Transactions
LargeCap Blend I
2007	1	0.00	0.00
2006	670	0.65	1.19
2005	1,758	6.13	21.78
LargeCap Blend II
2007	8,179	1.03	2.08
2006	2,286	0.27	0.78
2005	3,466	0.45	1.01
LargeCap Growth
2007	21,305	0.35	0.18
LargeCap Growth I
2007	2,991	0.26	0.88
2006	1,678	0.16	0.76
2005	5,154	0.45	0.83
LargeCap Growth II
2007	38,393	4.39	8.95
2006	65,345	5.07	11.57
2005	34,360	4.27	10.32
LargeCap Value I
2007	23,280	5.07	6.72
2006	7,010	1.97	4.82
2005	5,469	1.86	4.61
LargeCap Value II
2007	600	1.52	1.74
2006	269	1.05	1.10
2005	1,992	2.99	7.70
MidCap Growth
2007	764	0.75	0.86
MidCap Growth III
2007	6,860	0.58	1.16
2006	54,622	4.85	10.32
MidCap Value II	25,955	4.62	9.17
2006	255	0.02	0.01
2005	1.815	0.26	0.11
SmallCap Growth I
2006	11	0.00	0.02
SmallCap Growth II

110	BROKERAGE ALLOCATION AND OTHER PRACTICES	Principal Funds, Inc.
1-800-222-5852

Commissions Paid to Goldman Sachs Execution & Clearing, LP
			Percent of Dollar
	Total Dollar	As Percent of	Amount of Commissionable
	Amount	Total Commissions	Transactions
2007	14,599	0.92	2.03
2006	13,840	0.82	3.48
2005	3,354	0.40	2.07
SmallCap Growth III
2007	136	0.01	0.08
2006	688	0.10	0.04
SmallCap Value I
2005	557	0.18	0.18

Commissions Paid to Goldman Sachs JBWere
			Percent of Dollar
	Total Dollar	As Percent of	Amount of Commissionable
	Amount	Total Commissions	Transactions
International I
2005	969	0.10	0.05

Commissions Paid to Ixis Asset Management Distributors, LP
			Percent of Dollar
	Total Dollar	As Percent of	Amount of Commissionable
	Amount	Total Commissions	Transactions
International I
2007	7,179	0.22	0.14
2006	58	0.00	0.00
2005	1,176	0.12	0.08

Commissions Paid to Jpmorgan Cazenove Limited
			Percent of Dollar
	Total Dollar	As Percent of	Amount of Commissionable
	Amount	Total Commissions	Transactions
Diversified International
2007	11,635	0.14	0.16
2006	15,437	0.57	0.60
2005	5,278	0.40	0.42
International I
2007	16,866	0.52	0.43
2006	10,104	0.59	0.48
2005	13,758	1.37	0.79
International Emerging Markets
2005	784	0.09	0.12
International Growth
2007	64,001	0.91	0.70
2006	16,802	0.42	0.33
2005	23,016	0.92	0.73

Commissions Paid to J.P. Morgan Securities
			Percent of Dollar
	Total Dollar	As Percent of	Amount of Commissionable
	Amount	Total Commissions	Transactions
Disciplined LargeCap Blend
2007	174,567	2.95	2.06
2006	34,156	2.11	1.19
Diversified International
2007	411,201	5.05	4.31
2006	104,908	3.86	3.28
2005	33,868	2.60	2.01

Principal Funds, Inc.	BROKERAGE ALLOCATION AND OTHER PRACTICES
www.principal.com

Commissions Paid to J.P. Morgan Securities
			Percent of Dollar
	Total Dollar	As Percent of	Amount of Commissionable
	Amount	Total Commissions	Transactions
2007	57,024	1.43	1.90
Global Real Estate Securities
2007	18	0.56	0.19
High Yield
2007	4,000	2.68	7.94
International I
2007	193,548	5.92	5.38
2006	77,044	4.48	4.33
2005	53,801	5.37	5.59
International Emerging Markets
2007	497,804	6.57	6.31
2006	101,007	5.60	5.55
2005	35,095	3.96	3.42
International Growth
2007	346,740	4.93	3.48
2006	142,097	3.54	3.06
2005	153,151	6.13	4.67
LargeCap Blend I
2007	8,596	3.29	2.25
2006	7,466	7.29	4.48
2005	26	0.09	0.34
LargeCap Blend II
2007	36,305	4.57	5.29
2006	25,691	3.07	3.05
2005	21,365	2.75	2.27
LargeCap Growth
2007	213,379	3.55	2.56
2006	3,720	0.21	0.26
2005	1,312	0.16	0.11
LargeCap Growth I
2007	86,449	7.45	5.79
2006	38,312	3.74	3.43
2005	30,229	2.66	2.58
LargeCap Growth II
2007	9,791	1.12	0.51
2005	126	0.02	0.02
LargeCap Value
2007	73,568	4.86	2.76
2006	26,866	2.00	1.21
2005	14,320	1.81	1.26
LargeCap Value I
2007	15,116	3.29	1.63
2006	15,046	4.23	3.16
2005	7,615	2.59	1.19
LargeCap Value II
2007	228	0.58	0.34
2006	48	0.19	0.18
LargeCap Value III
2007	252	0.03	0.02
2006	5,024	0.72	0.35
MidCap Blend
2007	12,137	2.18	2.10
2006	14,936	1.52	1.59
2005	10,543	2.05	2.19
MidCap Growth
2007	7,390	7.29	6.10
2006	3,896	3.85	4.25
2005	1,972	2.19	1.73
MidCap Growth I
2007	42,166	7.35	5.26
2006	40,694	5.74	5.02

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Commissions Paid to J.P. Morgan Securities
			Percent of Dollar
	Total Dollar	As Percent of	Amount of Commissionable
	Amount	Total Commissions	Transactions
2005	20,405	4.24	3.74
MidCap Growth II
2006	42,307	3.47	2.92
MidCap Growth III
2007	226,518	19.03	13.42
2006	210,349	18.67	15.55
2005	23,692	4.21	3.52
MidCap Stock
2007	8,936	1.69	1.92
MidCap Value I
2007	44,316	3.49	2.10
2006	21,453	2.70	2.00
2005	8,607	1.31	0.99
MidCap Value II
2007	12,641	1.11	0.57
2006	40,337	2.42	1.38
2005	11,345	1.65	1.38
MidCap Value III
2007	4,180	1.43	1.30
2006	5,938	2.13	1.04
2005	3,609	0.92	0.83
Real Estate Securities
2007	76,898	4.03	3.45
2006	14,913	1.86	1.95
2005	8,564	2.02	1.30
SmallCap Blend
2007	22,081	3.78	2.57
2006	10,801	1.18	0.78
2005	1,904	0.27	0.29
SmallCap Blend I
2007	30,462	5.17	4.12
2006	36,902	4.84	4.24
2005	27,888	3.83	3.78
SmallCap Growth
2007	22,779	2.69	1.81
2006	3,548	2.47	1.71
2005	3,779	1.95	1.61
SmallCap Growth I
2007	29,252	10.43	9.92
2006	40,505	13.06	11.47
2005	3,443	1.02	1.82
SmallCap Growth II
2007	146,619	9.25	7.75
2006	140,886	8.31	5.27
2005	865	0.10	0.09
SmallCap Growth III
2007	28,409	2.34	2.36
2006	6,984	1.05	1.54
2005	55,313	13.66	13.88
SmallCap S&P 600 Index
2006	226	0.15	0.05
SmallCap Value
2007	19,932	1.06	0.96
2006	7,079	1.11	0.93
2005	2,928	0.60	0.48
SmallCap Value I
2007	65,706	9.25	8.94
2006	31,860	5.14	4.20
2005	1,820	0.60	0.28
SmallCap Value II
2007	8,304	1.53	0.54

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Commissions Paid to J.P. Morgan Securities
			Percent of Dollar
	Total Dollar	As Percent of	Amount of Commissionable
	Amount	Total Commissions	Transactions
2006	579	0.12	0.15
2005	32	0.01	0.02
SmallCap Value III
2007	7,331	2.11	1.39
2006	3,544	0.79	0.74
Ultra Short Bond
2007	200	3.55	0.07
West Coast Equity
2007	1,060	0.16	0.07

Commissions Paid to Lehman Brothers
			Percent of Dollar
	Total Dollar	As Percent of	Amount of Commissionable
	Amount	Total Commissions	Transactions
Disciplined LargeCap Blend
2007	390,284	6.59	6.53
2006	94,378	5.82	6.62
2005	23,210	5.28	6.10
Diversified International
2007	262,971	3.23	2.99
2006	103,073	3.79	5.35
2005	47,886	3.67	3.34
Equity Income
2007	95,488	2.40	1.88
Global Equity I
2007	3,712	6.92	5.44
2006	3,690	11.01	8.43
2005	931	7.89	3.96
Global Real Estate Securities
2007	74	2.29	5.63
High Yield
2007	2,652	1.77	3.34
International I
2007	282,019	8.62	8.46
2006	195,178	11.35	13.14
2005	106,440	10.63	10.22
International Emerging Markets
2007	124,539	1.64	1.58
2006	25,732	1.43	1.32
2005	33,577	3.79	3.32
International Growth
2007	259,778	3.69	3.33
2006	236,043	5.87	7.97
2005	72,740	2.91	3.17
LargeCap Blend I
2007	21,302	8.15	7.17
2006	4,535	4.43	6.88
2005	443	1.55	1.96
LargeCap Blend II
2007	18,937	2.38	3.65
2006	18,897	2.26	2.72
2005	38,876	5.00	5.73
LargeCap Growth
2007	681,539	11.33	6.34
2006	145,011	8.17	7.74
2005	108,088	13.45	10.51
LargeCap Growth I
2007	37,946	3.27	4.56
2006	28,450	2.77	6.30
2005	34,552	3.04	3.52

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Commissions Paid to Lehman Brothers
			Percent of Dollar
	Total Dollar	As Percent of	Amount of Commissionable
	Amount	Total Commissions	Transactions
LargeCap Growth II
2007	17,109	1.96	0.93
2006	33,544	2.60	1.74
2005	15,985	1.99	1.26
LargeCap S&P 500 Index
2007	16,083	43.28	32.24
2006	1,789	4.82	10.67
2005	14,223	29.79	59.24
LargeCap Value
2007	97,279	6.43	7.14
2006	51,346	3.83	5.47
2005	46,629	5.90	5.29
LargeCap Value I
2007	4,310	0.94	0.74
2006	4,861	1.37	1.43
2005	4,722	1.61	1.08
LargeCap Value II
2007	1,175	2.98	0.89
2006	444	1.74	0.87
2005	168	0.25	0.11
LargeCap Value III
2007	17,028	2.08	2.89
2006	4,147	0.60	2.27
MidCap Blend
2007	21,826	3.92	4.70
2006	53,701	5.45	4.94
2005	55,007	10.72	10.05
MidCap Growth
2007	7,001	6.91	7.41
2006	11,929	11.78	9.69
2005	4,761	5.28	3.64
MidCap Growth I
2007	22,179	3.86	3.38
2006	40,272	5.68	5.05
2005	27,952	5.81	5.95
MidCap Growth II
2006	86,513	7.11	8.45
2005	41,885	5.88	6.67
MidCap Growth III
2007	55,331	4.65	4.46
2006	51,063	4.53	3.68
2005	22,244	3.96	3.86
MidCap S&P 400 Index
2007	6,053	21.82	26.08
2006	9,000	24.93	28.15
2005	3,692	13.33	20.07
MidCap Stock
2007	21,532	4.07	3.53
MidCap Value I
2007	54,005	4.25	6.12
2006	23,455	2.95	3.00
2005	34,204	5.19	5.15
MidCap Value II
2007	146,185	12.80	8.47
2006	149,183	8.95	6.56
2005	106,573	15.46	15.29
MidCap Value III
2007	20,449	7.01	8.22
2006	14,642	5.26	4.82
2005	19,805	5.07	5.60
Real Estate Securities

Principal Funds, Inc.	BROKERAGE ALLOCATION AND OTHER PRACTICES	115
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Commissions Paid to Lehman Brothers
			Percent of Dollar
	Total Dollar	As Percent of	Amount of Commissionable
	Amount	Total Commissions	Transactions
2007	268,055	14.04	15.40
2006	110,179	13.77	22.79
2005	65,908	15.52	27.62
SmallCap Blend
2007	12,990	2.22	1.65
2006	27,373	2.99	3.06
2005	26,262	3.71	3.71
SmallCap Blend I
2007	24,656	4.19	3.05
2006	36,736	4.82	4.61
2005	40,825	5.60	4.33
SmallCap Growth
2007	17,277	1.87	1.68
2006	6,484	4.51	5.78
2005	12,361	6.39	5.24
SmallCap Growth I
2007	17,170	6.12	6.16
2006	26,284	8.48	8.45
2005	24,275	7.18	6.86
SmallCap Growth II
2007	16,887	1.07	1.14
2006	43,258	2.55	1.64
2005	6,420	0.77	0.71
SmallCap Growth III
2007	52,384	4.32	5.04
2006	10,170	1.53	2.06
2005	21,754	5.37	4.26
SmallCap S&P 600 Index
2007	70,031	43.24	44.81
2006	26,276	17.59	21.43
2005	42,675	46.06	42.28
SmallCap Value
2007	73,768	3.92	3.78
2006	20,152	3.17	3.16
2005	29,549	6.08	6.44
SmallCap Value I
2007	22,724	3.20	2.99
2006	14,856	2.40	1.73
2005	6,404	2.12	1.90
SmallCap Value II
2007	3,409	0.63	0.88
2006	187	0.04	0.04
2005	247	0.07	0.07
SmallCap Value III
2007	9,360	2.69	2.57
2006	788	0.18	0.12
2005	885	0.17	0.12
Tax-Exempt Bond
2007	5	0.08	0.05
West Coast Equity
2007	4,808	0.70	0.58

Commissions Paid to Lynch, Jones & Ryan, Inc.
			Percent of Dollar
	Total Dollar	As Percent of	Amount of Commissionable
	Amount	Total Commissions	Transactions
MidCap Growth III
2006	1,582	0.14	0.09
SmallCap Blend I
2007	1,700	0.29	0.18

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	Commissions Paid to Lynch, Jones & Ryan, Inc.
			Percent of Dollar
	Total Dollar	As Percent of	Amount of Commissionable
	Amount	Total Commissions	Transactions
SmallCap Growth III
2005	64	0.01	0.01
SmallCap Value II
2007	2,925	0.54	0.31
2006	285	0.06	0.08

	Commissions Paid to Morgan Stanley & Co. Inc.
	(formerly Morgan Stanley DW, Inc.
			Percent of Dollar
	Total Dollar	As Percent of	Amount of Commissionable
	Amount	Total Commissions	Transactions
Bond & Mortgage Securities
2007	200	0.20	0.16
Disciplined LargeCap Blend
2007	39,567	0.67	0.82
2006	49,642	3.06	3.34
2005	39,290	8.94	5.98
Diversified International
2007	431,726	5.30	4.71
2006	197,616	7.27	7.35
2005	81,905	6.28	5.88
Equity Income
2007	132,059	3.32	3.72
Global Equity I
2007	5,929	11.05	8.95
2006	5,249	15.66	11.65
2005	1,142	9.67	5.18
International I
2007	289,599	8.85	7.88
2006	146,733	8.54	9.27
2005	60,233	6.61	5.64
International Emerging Markets
2007	535,469	7.07	6.84
2006	112,716	6.24	6.51
2005	70,173	7.92	8.86
International Growth
2007	512,096	7.27	9.17
2006	285,954	7.12	13.42
2005	222,538	8.91	7.99
LargeCap Blend I
2007	8,931	3.42	11.00
2006	5,379	5.25	5.82
2005	3,618	12.62	16.12
LargeCap Blend II
2007	36,513	4.60	3.95
2006	25,940	3.10	2.49
2005	38,900	5.01	5.75
LargeCap Growth
2007	208,013	3.46	2.93
2006	39,365	2.22	2.58
2005	15,839	1.97	1.84
LargeCap Growth I
2007	89,910	7.75	5.79
2006	56,611	5.52	5.46
2005	76,581	6.74	5.90
LargeCap Growth II
2007	32,970	3.77	2.48
2006	20,545	1.60	0.69
2005	3,279	0.41	0.24
LargeCap S&P 500 Index

Principal Funds, Inc.	BROKERAGE ALLOCATION AND OTHER PRACTICES	117
www.principal.com

	Commissions Paid to Morgan Stanley & Co. Inc.
	(formerly Morgan Stanley DW, Inc.
			Percent of Dollar
	Total Dollar	As Percent of	Amount of Commissionable
	Amount	Total Commissions	Transactions
2007	474	1.27	2.55
2006	7,948	21.41	34.97
2005	14,711	30.81	26.59
LargeCap Value
2007	29,089	1.92	1.70
2006	46,206	3.44	5.42
2005	50,076	6.34	11.48
LargeCap Value I
2007	8,551	1.86	2.16
2006	14,765	4.15	5.57
2005	4,648	1.58	3.03
LargeCap Value II
2007	2,226	5.65	2.58
2006	1,440	5.63	1.67
2005	135	0.20	0.37
LargeCap Value III
2007	8,680	1.06	0.65
2006	38,149	5.50	14.72
2005	58	0.01	0.01
MidCap Blend
2007	10,941	1.96	2.60
2006	27,715	2.81	3.38
2005	37,713	7.35	3.84
MidCap Growth
2007	2,018	1.99	2.18
2006	4,901	4.84	5.30
2005	1,350	1.50	1.37
MidCap Growth I
2007	33,728	5.88	6.41
2006	23,012	3.24	3.67
2005	24,505	5.10	4.43
MidCap Growth II
2006	171,168	14.06	16.45
2005	83,440	11.71	10.09
MidCap Growth III
2007	46,445	3.90	2.39
2006	34,914	3.10	2.42
2005	15,727	2.80	2.59
MidCap S&P 400 Index
2007	2,060	7.43	9.10
2006	2,493	6.91	8.28
2005	5,219	18.84	21.39
MidCap Value I
2007	30,983	2.44	2.11
2006	16,080	2.02	2.61
2005	18,104	2.75	3.01
MidCap Value II
2007	23,489	2.06	1.03
2006	30,020	1.80	1.36
2005	15,530	2.25	3.05
MidCap Value III
2007	6,300	2.16	1.57
2006	5,373	1.93	2.04
2005	13,759	3.52	5.09
Real Estate Securities
2007	34,400	1.80	1.03
2006	3,309	0.41	0.34
2005	3,880	0.91	1.02
SmallCap Blend
2007	3,420	0.58	0.88

118	BROKERAGE ALLOCATION AND OTHER PRACTICES		Principal Funds, Inc.
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	Commissions Paid to Morgan Stanley & Co. Inc.
	(formerly Morgan Stanley DW, Inc.
			Percent of Dollar
	Total Dollar	As Percent of	Amount of Commissionable
	Amount	Total Commissions	Transactions
2006	19,316	2.11	2.30
2005	15,668	2.21	2.48
SmallCap Blend I
2007	31,994	5.43	6.02
2006	24,326	3.19	4.14
2005	38,170	5.24	3.88
SmallCap Growth
2007	9,316	1.01	0.87
2006	2,186	1.52	1.89
2005	11,936	6.17	10.09
SmallCap Growth I
2007	8,258	2.95	2.84
2006	11,344	3.66	2.99
2005	12,060	3.57	2.77
SmallCap Growth II
2007	16,326	1.03	1.19
2006	5,304	0.31	0.35
2005	7,342	0.88	2.01
SmallCap Growth III
2007	8,092	0.67	0.79
2006	46	0.01	0.04
SmallCap S&P 600 Index
2007	7,457	4.60	5.76
2006	9,357	6.27	7.06
2005	13,696	14.78	19.26
SmallCap Value
2007	8,008	0.43	0.27
2006	19,826	3.12	3.43
2005	32,681	6.72	7.43
SmallCap Value I
2007	15,781	2.22	2.39
2006	28,082	4.53	6.95
2005	26,943	8.94	11.14
SmallCap Value II
2007	74,177	13.70	25.34
2006	5,011	1.02	4.62
2005	2,092	0.57	0.20
SmallCap Value III
2007	1,186	0.34	0.27
2006	264	0.06	0.04
2005	810	0.15	0.08

	Commissions Paid to National Financial Services, LLC
			Percent of Dollar
	Total Dollar	As Percent of	Amount of Commissionable
	Amount	Total Commissions	Transactions
LargeCap Blend II
2006	1,248	0.15	0.09
LargeCap Growth
2007	8,000	0.13	0.10
2006	2,000	0.11	0.08
MidCap Growth Fund II
2005	1,645	0.23	0.20
MidCap Value I
2007	32	0.00	0.00
MidCap Value II
2007	1,372	0.12	0.01
SmallCap Growth III
2007	2,384	0.20	0.21

Principal Funds, Inc.	BROKERAGE ALLOCATION AND OTHER PRACTICES		119
www.principal.com

Commissions Paid to National Financial Services, LLC
			Percent of Dollar
	Total Dollar	As Percent of	Amount of Commissionable
	Amount	Total Commissions	Transactions
SmallCap Value I
2006	919	0.15	0.13
2005	397	0.13	0.13
SmallCap Value II
2005	623	0.17	0.12

Commissions Paid to Neuberger Berman, LLC
			Percent of Dollar
	Total Dollar	As Percent of	Amount of Commissionable
	Amount	Total Commissions	Transactions
MidCap Growth
2007	2,308	2.28	3.19
MidCap Growth II
2006	7,197	0.59	0.47
2005	2,265	0.32	0.57
MidCap Value II
2005	2,710	0.39	0.24
SmallCap Growth I
2006	22	0.01	0.01
SmallCap Value II
2005	1,871	0.51	0.23

Commissions Paid to Pershing & Co.
			Percent of Dollar
	Total Dollar	As Percent of	Amount of Commissionable
	Amount	Total Commissions	Transactions
International Emerging Markets Fund
2007	80	0.00	0.00
MidCap S&P 400 Index
2007	72	0.26	0.02
MidCap Stock
2007	72	0.01	0.00

Commissions Paid to Pershing, LLC
			Percent of Dollar
	Total Dollar	As Percent of	Amount of Commissionable
	Amount	Total Commissions	Transactions
LargeCap Blend I
2007	5	0.00	0.00
LargeCap Growth I
2007	1,312	0.11	0.05
2006	180	0.02	0.03
LargeCap Value I
2006	461	0.13	0.06
LargeCap Value III
2007	15,612	1.91	0.59
2006	76,921	11.10	8.20
MidCap Growth
2006	4	0.00	0.00
MidCap Growth III
2007	1,654	0.14	0.12
2006	1,491	0.13	0.12
MidCap Value I
2007	575	0.05	0.03
MidCap Value II
2007	1,585	0.14	0.04
2006	3,845	0.23	0.10

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Commissions Paid to Pershing, LLC
			Percent of Dollar
	Total Dollar	As Percent of	Amount of Commissionable
	Amount	Total Commissions	Transactions
MidCap Value III
2007	342	0.12	0.16
SmallCap Blend I
2007	344	0.06	0.11
SmallCap Growth II
2007	138,065	8.71	5.07
2006	18,811	1.11	1.03
SmallCap Value II
2007	10,358	1.91	0.71
2006	4,915	1.00	0.56
2005	713	0.19	0.19

Commissions Paid to Sanford C. Bernstein & Co., LLC
			Percent of Dollar
	Total Dollar	As Percent of	Amount of Commissionable
	Amount	Total Commissions	Transactions
Disciplined LargeCap Blend
2007	18,732	0.32	0.26
2006	3,431	0.21	0.30
2005	15,010	3.42	1.75
Diversified International
2006	4,572	0.17	0.16
International Emerging Markets
2006	927	0.05	0.11
Equity Income
2007	307,620	7.73	9.09
Global Equity I
2007	1,642	3.06	3.26
2006	1,299	3.88	2.52
2005	760	6.44	3.74
High Yield
2007	7,420	4.96	7.41
International I
2007	12,721	0.39	0.26
2006	438	0.03	0.01
2005	451	0.05	0.04
LargeCap Blend I
2007	243	0.09	0.03
2006	1,658	1.62	1.00
LargeCap Blend II
2007	13,908	1.75	1.24
2006	18,928	2.27	2.37
2005	30,046	3.87	3.20
LargeCap Growth
2007	16,480	0.27	0.12
2006	13,320	0.75	0.66
2005	5,067	0.63	0.66
LargeCap Growth I
2007	14,572	1.26	1.15
2006	16,311	1.59	1.07
2005	20,738	1.83	1.12
LargeCap Growth II
2007	19,554	2.24	5.09
2006	115,977	9.01	21.44
2005	48,496	6.03	8.15
LargeCap Value
2007	4,984	0.33	0.32
2006	15,902	1.19	1.36
2005	10,195	1.29	0.70
LargeCap Value I
2007	8,208	1.79	0.95

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Commissions Paid to Sanford C. Bernstein & Co., LLC
			Percent of Dollar
	Total Dollar	As Percent of	Amount of Commissionable
	Amount	Total Commissions	Transactions
2006	5,312	1.49	1.58
2005	538	0.18	0.13
LargeCap Value II
2007	5,677	14.40	27.87
2006	9,421	36.81	54.26
2005	4,424	6.63	9.89
LargeCap Value III
2006	112,304	16.20	9.42
2005	590,920	57.48	54.85
MidCap Blend
2007	3,098	0.56	0.47
2006	13,377	1.36	1.12
2005	8,009	1.56	1.25
MidCap Growth
2006	798	0.79	0.84
2005	94	0.10	0.13
MidCap Growth I
2007	5,103	0.89	1.77
2006	14,180	2.00	3.02
2005	527	0.11	0.18
MidCap Growth III
2007	1,554	0.13	0.12
2006	926	0.08	0.04
2005	3,955	0.70	0.36
MidCap Stock
2007	23,161	4.38	4.63
MidCap Value I
2007	16,627	1.31	1.28
2006	17,230	2.17	2.72
2005	33,305	5.06	6.91
MidCap Value II
2007	26,523	2.32	1.03
2006	43,075	2.58	2.00
2005	28,860	4.19	3.66
MidCap Value III
2007	3,641	1.25	1.13
2006	748	0.27	0.21
2005	1,994	0.51	0.41
Real Estate Securities
2007	15,814	0.83	0.62
2005	210	0.05	0.06
SmallCap Blend
2007	704	0.12	0.09
2006	4,387	0.48	0.53
2005	4,428	0.63	0.97
SmallCap Blend I
2007	3,053	0.52	1.01
2006	14,871	1.95	3.54
2005	792	0.11	0.12
SmallCap Growth
2007	1,331	0.14	0.10
2006	90	0.06	0.04
2005	452	0.23	0.28
SmallCap Growth II
2007	255	0.02	0.03
2006	240	0.01	0.09
2005	1,555	0.19	0.36
SmallCap Value
2007	2,280	0.12	0.12
2006	1,422	0.22	0.22
2005	2,574	0.53	0.47

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Commissions Paid to Sanford C. Bernstein & Co., LLC
			Percent of Dollar
	Total Dollar	As Percent of	Amount of Commissionable
	Amount	Total Commissions	Transactions
SmallCap Value I
2007	6,925	0.98	1.58
2006	28,907	4.66	6.43
2005	9,991	3.31	4.09
SmallCap Value II
2007	1,000	0.18	0.11
2006	554	0.11	0.08
West Coast Equity
2007	32,111	4.70	6.68

Commissions Paid to Spectrum Asset Management
			Percent of Dollar
	Total Dollar	As Percent of	Amount of Commissionable
	Amount	Total Commissions	Transactions
Bond & Mortgage Securities
2007	101,653	99.80	99.80
High Quality Intermediate-Term Bond
2007	12,874	100.00	100.00
Preferred Securities
2007	423,720	100.00	100.00
2006	346,026	99.99	99.99
2005	191,079	100.00	100.00

Commissions Paid to UBS Financial Services
			Percent of Dollar
	Total Dollar	As Percent of	Amount of Commissionable
	Amount	Total Commissions	Transactions
High Yield
2007	4,911	3.29	5.31
LargeCap Blend II
2005	115	0.01	0.01
MidCap Growth I
2006	1,060	0.15	0.09
MidCap Growth III
2007	210	0.02	0.01
SmallCap Growth II
2006	1,092	0.06	0.06
2005	1,720	0.21	0.18
SmallCap Value I
SmallCap Value II
2006	369	0.08	0.23
2005	1,102	0.30	0.34
SmallCap Value III
2005	7,022	1.31	1.13

Commissions Paid to UBS Securities LLC
			Percent of Dollar
	Total Dollar	As Percent of	Amount of Commissionable
	Amount	Total Commissions	Transactions
Disciplined LargeCap Blend
2007	435,082	7.35	6.55
2006	140,705	8.68	11.26
2005	21,359	4.86	4.35
Diversified International
2007	668,164	8.20	9.42
2006	279,876	10.29	11.05
2005	199,103	15.27	21.82
Equity Income

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Commissions Paid to UBS Securities LLC
			Percent of Dollar
	Total Dollar	As Percent of	Amount of Commissionable
	Amount	Total Commissions	Transactions
2007	221,051	5.55	6.07
Global Equity I
2007	8,509	15.85	19.63
2006	6,173	18.42	20.24
2005	587	4.97	2.36
Global Real Estate Securities
2007	1,936	60.06	66.25
High Yield
2007	341	0.23	0.31
International I
2007	277,658	8.49	12.06
2006	145,642	8.47	10.13
2005	104,532	10.44	11.15
International Emerging Markets
2007	769,547	10.16	12.09
2006	159,729	8.85	9.11
2005	107,366	12.12	14.60
International Growth
2007	877,759	12.47	20.16
2006	532,972	13.26	15.54
2005	265,102	10.62	22.68
LargeCap Blend I
2007	28	0.01	0.03
2006	3,439	3.36	1.19
2005	1,343	4.69	3.11
LargeCap Blend II
2007	21,332	2.69	3.03
2006	34,559	4.14	3.35
2005	51,392	6.61	5.87
LargeCap Growth
207	187,718	3.12	3.33
2006	78,317	4.41	4.42
2005	29,522	3.67	3.06
LargeCap Growth I
2007	46,929	4.04	5.70
2006	117,888	11.50	9.21
2005	98,554	8.68	9.04
LargeCap Growth II
2007	28,754	3.29	4.62
2006	29,708	2.31	1.19
2005	8,269	1.03	0.79
LargeCap S&P 500 Index
2006	42	0.11	0.39
2005	303	0.63	0.70
LargeCap Value
2007	72,884	4.82	4.32
2006	86,070	6.41	6.83
2005	68,115	8.62	8.84
LargeCap Value I
2007	6,836	1.49	1.59
2006	2,950	0.83	0.32
2005	7,800	2.66	2.19
LargeCap Value II
2007	2,399	6.09	11.07
2006	356	1.39	0.43
2005	793	1.19	0.44
LargeCap Value III
2007	85,734	10.48	14.28
2006	12,050	1.74	1.25
2005	36,713	3.57	8.38

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Commissions Paid to UBS Securities LLC
			Percent of Dollar
	Total Dollar	As Percent of	Amount of Commissionable
	Amount	Total Commissions	Transactions
MidCap Blend
2007	21,905	3.93	3.91
2006	53,996	5.48	3.78
2005	24,246	4.73	4.54
MidCap Growth
2007	2,516	2.48	1.89
2006	667	0.66	1.20
2005	1,081	1.20	0.95
MidCap Growth I
2006	2,595	0.37	0.17
2005	4,112	0.86	0.76
MidCap Growth II
2006	50,494	4.15	3.61
2005	10,476	1.47	1.32
MidCap Growth III
2007	19,818	1.66	1.62
2006	43,507	3.86	3.20
2005	51,264	9.12	7.80
MidCap S&P 400 Index
2007	923	3.33	3.03
2006	168	0.47	0.58
2005	1,869	6.75	7.86
MidCap Stock
2007	14,271	2.70	2.93
MidCap Value I
2007	37,336	2.94	3.33
2006	40,376	5.08	4.14
2005	21,555	3.27	3.08
MidCap Value II
2007	22,386	1.96	0.87
2006	23,405	1.40	0.76
2005	8,684	1.26	1.15
MidCap Value III
2007	11,332	3.88	4.62
2006	24,249	8.70	8.31
2005	31,806	8.14	8.99
Real Estate Securities
2007	72,032	3.77	4.49
2006	16,168	2.02	2.44
2005	14,706	3.46	5.72
SmallCap Blend
2007	24,689	4.22	3.47
2006	24,771	2.71	3.45
2005	28,548	4.03	5.01
SmallCap Blend I
2006	2,356	0.31	0.17
SmallCap Growth
2007	69,399	7.53	5.80
2006	13,568	9.44	14.27
2005	14,810	7.65	7.51
SmallCap Growth I
2007	17,544	6.26	5.26
2006	56,527	18.23	21.61
2005	38,040	11.25	14.58
SmallCap Growth II
2007	31,879	2.01	3.83
2006	2,687	0.16	0.07
2005	7,589	0.91	1.74
SmallCap Growth III
2007	5,609	0.46	0.58
2005	3,746	0.93	0.92

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Commissions Paid to UBS Securities LLC
			Percent of Dollar
	Total Dollar	As Percent of	Amount of Commissionable
	Amount	Total Commissions	Transactions
2007	16,851	10.41	5.96
2006	3,052	2.04	1.82
2005	272	0.29	0.74
SmallCap Value
2007	134,756	7.16	6.40
2006	119,507	18.79	24.15
2005	69,871	14.37	17.74
SmallCap Value I
2007	8,198	1.15	0.90
2006	3,343	0.54	0.36
2005	10,338	3.43	2.22
SmallCap Value II
2007	10,254	1.89	0.86
2006	20,462	4.18	2.49
2005	18,866	5.14	2.75
SmallCap Value III
2007	2,646	0.76	0.69
2006	892	0.20	0.34
2005	8,271	1.54	0.91
West Coast Equity
2007	9,489	1.39	1.61

Material differences, if any, between the percentage of a Fund's brokerage commissions paid to a broker and the percentage of transactions effected through that broker reflect the commissions rates the sub-advisor has negotiated with the broker. Commission rates a sub-advisor pays to brokers may vary and reflect such factors as the trading volume placed with a broker, the type of security, the market in which a security is traded and the trading volume of that security, the types of services provided by the broker (i.e. execution services only or additional research services) and the quality of a broker's execution.

Allocation of Trades by the Sub-Advisors and Sub-Sub-Advisors

Each Sub-Advisor and Sub-Sub-Advisor manages a number of accounts other than the Fund's portfolios. Each has adopted and implemented policies and procedures that it believes address the potential conflicts associated with managing accounts for multiple clients and ensures that all clients are treated fairly and equitably.

Investments the Sub-Advisor or Sub-Sub-Advisor deems appropriate for the Fund's portfolio may also be deemed appropriate by it for other accounts. Therefore, the same security may be purchased or sold at or about the same time for both the Fund's portfolio and other accounts. In such circumstances, the Sub-Advisor or Sub-Sub-Advisor may determine that orders for the purchase or sale of the same security for the Fund's portfolio and one or more other accounts should be combined. In this event the transactions will be priced and allocated in a manner deemed by the Sub-Advisor or Sub-Sub-Advisor to be equitable and in the best interests of the Fund portfolio and such other accounts. While in some instances combined orders could adversely affect the price or volume of a security, the Fund believes that its participation in such transactions on balance will produce better overall results for the Fund.

PURCHASE AND REDEMPTION OF SHARES

Purchase of Shares

Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Funds' behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive purchase orders. Purchase orders are deemed received by a Fund when authorized organizations, their agents or affiliates receive the order. The Funds are not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. Class A shares of the Funds are purchased at their public offering price and other shares of the Funds are purchased at the net asset value ("NAV") per share, as determined at the close of the regular trading session of the NYSE next occurring after a purchase order is received and accepted by an authorized agent of a Fund. In order to receive a day's price, an order

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must be received in good order by the close of the regular trading session of the NYSE as described below in "Pricing of Fund Shares."

Sales of Shares

Payment for shares tendered for redemption is ordinarily made in cash. The Fund may determine, however, that it would be detrimental to the remaining shareholders to make payment of a redemption order wholly or partly in cash. The Fund may, therefore, pay the redemption proceeds in whole or in part by a distribution "in kind" of securities from the Fund's portfolio in lieu of cash. If the Fund pays the redemption proceeds in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities as described below in "Pricing of Fund Shares."

The right to require the Funds to redeem their shares may be suspended, or the date of payment may be postponed, whenever: 1) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed except for holidays and weekends; 2) the SEC permits such suspension and so orders; or 3) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

Certain designated organizations are authorized to receive sell orders on the Fund's behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive redemption orders. Redemption orders are deemed received by the Fund when authorized organizations, their agents or affiliates receive the order. The Fund is not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers.

Principal Management Corporation (the "Manager") may recommend to the Board, and the Board may elect, to close certain funds to new investors or close certain funds to new and existing investors. The Manager may make such a recommendation when a fund approaches a size where additional investments in the fund have the potential to adversely impact fund performance and make it increasingly difficult to keep the fund fully invested in a manner consistent with its investment objective.

PRICING OF FUND SHARES

Each Fund's shares are bought and sold at the current net asset value ("NAV") per share. Each Fund's NAV for each class is calculated each day the New York Stock Exchange ("NYSE") is open, as of the close of business of the Exchange (normally 3:00 p.m. Central Time). The NAV of Fund shares is not determined on days the NYSE is closed (generally, New Year's Day; Martin Luther King, Jr. Day; Washington's Birthday/Presidents' Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving Day; and Christmas). When an order to buy or sell shares is received, the share price used to fill the order is the next price calculated after the order is received in proper form.

For all Funds except the Money Market Fund, the share price is calculated by:

•	taking the current market value of the total assets of the Fund
•	subtracting liabilities of the Fund
•	dividing the remainder proportionately into the classes of the Fund
•	subtracting the liability of each class
•	dividing the remainder by the total number of shares owned in that class.

In determining NAV, securities listed on an Exchange, the NASDAQ National Market and foreign markets are valued at the closing prices on such markets, or if such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price.

Municipal securities held by the Funds are traded primarily in the over-the-counter market. Valuations of such securities are furnished by one or more pricing services employed by the Funds and are based upon appraisals obtained by a pricing service, in reliance upon information concerning market transactions and quotations from recognized municipal securities dealers.

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Other securities that are traded on the over-the-counter market are valued at their closing bid prices. Each Fund will determine the market value of individual securities held by it, by using prices provided by one or more professional pricing services which may provide market prices to other funds, or, as needed, by obtaining market quotations from independent broker-dealers. Short-term securities maturing within 60 days are valued on an amortized cost basis. Securities for which quotations are not readily available, and other assets, are valued at fair value determined in good faith under procedures established by and under the supervision of the Board of Directors.

A Fund's securities may be traded on foreign securities markets that close each day prior to the time the NYSE closes. In addition, foreign securities trading generally or in a particular country or countries may not take place on all business days in New York. The Fund has adopted policies and procedures to "fair value" some or all securities held by a Fund if significant events occur after the close of the market on which the foreign securities are traded but before the Fund's NAV is calculated. Significant events can be specific to a single security or can include events that impact a particular foreign market or markets. A significant event can also include a general market movement in the U.S. securities markets. These fair valuation procedures are intended to discourage shareholders from investing in the Fund for the purpose of engaging in market timing or arbitrage transactions. The values of foreign securities used in computing share price are determined at the time the foreign market closes. Foreign securities and currencies are converted to U.S. dollars using the exchange rate in effect at the close of the NYSE. Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The NAV of a Fund investing in foreign securities may change on days when shareholders are unable to purchase or redeem shares. If the Sub-Advisor believes that the market value is materially affected, the share price will be calculated using the policy adopted by the Fund.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any Sub-Advisor is authorized to make such determinations subject to the oversight of the Board of Directors as may from time to time be necessary.

Money Market Fund

The share price of each Class of shares of the Money Market Fund is determined at the same time and on the same days as the Funds described above. All securities held by the Money Market Fund are valued on an amortized cost basis. Under this method of valuation, a security is initially valued at cost; thereafter, the Fund assumes a constant proportionate amortization in value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the security.

Use of the amortized cost valuation method by the Money Market Fund requires the Fund to maintain a dollar weighted average maturity of 90 days or less and to purchase only obligations that have remaining maturities of 397 days or less or have a variable or floating rate of interest. In addition, the Fund invests only in obligations determined by the Directors to be of high quality with minimal credit risks.

The Board of Directors has established procedures for the Money Market Fund designed to stabilize, to the extent reasonably possible, the Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include a directive to the Sub-Advisor to test price the portfolio or specific securities on a weekly basis using a mark-to-market method of valuation to determine possible deviations in the net asset value from $1.00 per share. If such deviation exceeds 1/2 of 1%, the Board of Directors promptly considers what action, if any, will be initiated. In the event the Board of Directors determines that a deviation exists which may result in material dilution or other unfair results to shareholders, it takes such corrective action as it regards as appropriate, including: sale of portfolio instruments prior to maturity; the withholding of dividends; redemptions of shares in kind; the establishment of a net asset value per share based upon available market quotations; or splitting, combining or otherwise recapitalizing outstanding shares. The Fund may also reduce the number of shares outstanding by redeeming proportionately from shareholders, without the payment of any monetary compensation, such number of full and fractional shares as is necessary to maintain the net asset value at $1.00 per share.

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TAXATION OF THE FUNDS

It is a policy of the Funds to make distributions of substantially all of their respective investment income and any net realized capital gains. The Funds intend to qualify as regulated investment companies by satisfying certain requirements prescribed by Subchapter M of the Internal Revenue Code. If a Fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to shareholders and eliminating shareholders' ability to treat distributions (as long or short-term capital gains) of the Fund in the manner they were received by the Fund.

All income dividends and capital gains distributions, if any, on a Fund's R-1, R-2, R-3, R-4, R-5, Institutional, and S class shares are reinvested automatically in additional shares of the same class of the same Fund. Dividends and capital gains distributions, if any, on a Fund's Class A, Class B, Class C, and Class J shares are reinvested automatically in additional shares of the same Class of shares of the same Fund unless the shareholder elects to take dividends in cash. The reinvestment will be made at the NAV determined on the first business day following the record date.

Certain Funds may purchase securities of certain foreign corporations considered to be passive foreign investment companies by the Internal Revenue Service. In order to avoid taxes and interest that must be paid by the Funds if these instruments appreciate in value, the Funds may make various elections permitted by the tax laws. However, these elections could require that the Funds recognize taxable income, which in turn must be distributed.

The Fund is required in certain cases to withhold and remit to the U.S. Treasury 30.0% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder 1) who has provided either an incorrect tax identification number or no number at all, 2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or 3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."

A shareholder recognizes gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sales or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of the Fund is considered capital gain or loss (long-term capital gain or loss if the shares were held for longer than one year). However, any capital loss arising from the sales or redemption of shares held for six months or less is disallowed to the extent of the amount of exempt-interest dividends received on such shares and (to the extent not disallowed) is treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

If a shareholder a) incurs a sales charge in acquiring shares of the Fund, b) disposes of such shares less than 91 days after they are acquired, and c) subsequently acquires shares of the Fund or another fund at a reduced sales charge pursuant to a right to reinvest at such reduced sales charge acquired in connection with the acquisition of the shares disposed of, then the sales charge on the shares disposed of (to the extent of the reduction in the sales charge on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of but shall be treated as incurred on the acquisition of the shares subsequently acquired.

Shareholders should consult their own tax advisors as to the federal, state and local tax consequences of ownership of shares of the Funds in their particular circumstances.

Special Tax Considerations

Municipal Funds

Each of the Municipal Funds also intends to qualify to pay "exempt-interest dividends" to its shareholders. An exempt-interest dividend is that part of dividend distributions made by the Fund which consist of interest received by that Fund on tax-exempt Municipal Obligations. Shareholders incur no federal income taxes on exempt-interest dividends. However, these exempt-interest dividends may be taxable under state or local law. Fund shareholders that are corporations must include exempt-interest dividends in determining whether they are subject to the corporate

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alternative minimum tax. Exempt-interest dividends that derive from certain private activity bonds must be included by individuals as a preference item in determining whether they are subject to the alternative minimum tax. The Fund may also pay ordinary income dividends and distribute capital gains from time to time. Ordinary income dividends and distributions of capital gains, if any, are taxable for federal purposes.

If a shareholder receives an exempt-interest dividend with respect to shares of the Funds held for six months or less, then any loss on the sale or exchange of such shares, to the extent of the amount of such dividend, is disallowed. If a shareholder receives a capital gain dividend with respect to shares held for six months or less, then any loss on the sale or exchange of such shares is treated as a long term capital loss to the extent the loss exceeds any exempt-interest dividend received with respect to such shares, and is disallowed to the extent of such exempt-interest dividend.

Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of this Fund is not deductible. Furthermore, entities or persons who are "substantial users" (or related persons) under Section 147(a) of the Internal Revenue Code of facilities financed by private activity bonds should consult their tax advisors before purchasing shares of the Fund.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Obligations. If legislation is enacted that eliminates or significantly reduces the availability of Municipal Obligations, it could adversely affect the ability of the Fund to continue to pursue its investment objectives and policies. In such event, the Fund would reevaluate its investment objectives and policies.

International Funds

Some foreign securities purchased by the Funds may be subject to foreign taxes that could reduce the yield on such securities. The amount of such foreign taxes is expected to be insignificant. The Funds may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders. If such election is not made, any foreign taxes paid or accrued will represent an expense to each affected Fund that will reduce its investment company taxable income.

Futures Contracts and Options

As previously discussed, some of the Funds invest in futures contracts or options thereon, index options, or options traded on qualified exchanges. For federal income tax purposes, capital gains and losses on futures contracts or options thereon, index options or options traded on qualified exchanges are generally treated as 60% long-term and 40% short-term. In addition, the Funds must recognize any unrealized gains and losses on such positions held at the end of the fiscal year. A Fund may elect out of such tax treatment, however, for a futures or options position that is part of an "identified mixed straddle" such as a put option purchased with respect to a portfolio security. Gains and losses on futures and options included in an identified mixed straddle are considered 100% short-term and unrealized gains or losses on such positions are not realized at year-end. The straddle provisions of the Code may require the deferral of realized losses to the extent that a Fund has unrealized gains in certain offsetting positions at the end of the fiscal year. The Code may also require recharacterization of all or a part of losses on certain offsetting positions from short-term to long-term, as well as adjustment of the holding periods of straddle positions.

PORTFOLIO HOLDINGS DISCLOSURE

The Fund may publish month-end portfolio holdings information for each Fund's portfolio on the principal.com website and on the principalfunds.com website on the fifteenth business day of the following month. The Funds may also occasionally publish information on the website relating to specific events, such as the impact of a natural disaster, corporate debt default or similar events on portfolio holdings. In addition, composite portfolio holdings information for the Money Market Fund is published each week as of the prior week on the principalglobal.com website. It is the Fund's policy to disclose only public information regarding portfolio holdings (i.e. information published on the website or filed with the SEC), except as described below.

Non-Specific Information. Under the Disclosure Policy, the Funds may distribute non-specific information about the Funds and/or summary information about the Funds as requested. Such information will not identify any specific

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portfolio holding, but may reflect, among other things, the quality, character, or sector distribution of a Fund's holdings. This information may be made available at any time (or without delay).

Policy. The Fund and Principal have adopted a policy of disclosing non-public portfolio holdings information to third parties only to the extent required by federal law, and to the following third parties, so long as such third party has agreed, or is legally obligated, to maintain the confidentiality of the information and to refrain from using such information to engage in securities transactions:

1)	Daily to the Fund's portfolio pricing services, FT Interactive Data Corporation, J.J. Kenny and Bear Stearns, to
obtain prices for portfolio securities;

2)	Upon proper request to government regulatory agencies or to self regulatory organizations;

3)	As needed to Ernst & Young LLP, the independent registered public accounting firm, in connection with the performance of the services provided by Ernst & Young LLP to the Fund;

4)	To the sub-advisers' proxy service providers (Automatic Data Processing, Glass Lews & Co., and RiskMetrics
Group) to facilitate voting of proxies; and

5)	To the Fund's custodian, Bank of New York, in connection with the services provided by the custodian to the
Fund.

The Fund is also permitted to enter into arrangements to disclose portfolio holdings to other third parties in connection with the performance of a legitimate business purpose if such third party agrees in writing to maintain the confidentiality of the information prior to the information being disclosed. Any such written agreement must be approved by an officer of the Fund, the Manager or the Fund's sub-advisor. Approval must be based on a reasonable belief that disclosure to such other third party is in the best interests of the Fund's shareholders. If a conflict of interest is identified in connection with disclosure to any such third party, the Fund's or the Manager's Chief Compliance Officer ("CCO") must approve such disclosure, in writing before it occurs. Such third parties currently include:

Bloomberg, LP	Hub Data
Check Free Investment Services	Investment Company Institute
Confluence Technologies, Inc.	Investment Technology Group, Inc.
Depository Trust Co.	ix Partners, Ltd.
DST Output, Inc.	J.P. Morgan Investor Services
Eagle Investment Systems	Mellon Analytical Solutions
Electra Securities Transaction and	Mellon Trust
Reconciliation System (STaARS)	PFPC
EzE Castle Software LLC	Plexus Plan Sponsor Group
FactSet Research Systems	RiskMetrics Group
Financial Model Co.	Russell Implementation Services
Financial Tracking, LLC	R.R. Donnelley and Sons Company
Frank Russell Securities, Inc.	Standard & Poor's Securities Evaluations, Inc.
Frank Russell Company	Vestek
Glass Lewis & Co.

Any agreement by which any Fund or any party acting on behalf of the Fund agrees to provide Fund portfolio information to a third party, other than a third party identified in the policy described above, must be approved prior to information being provided to the third party, unless the third party is a regulator or has a duty to maintain the confidentiality of such information and to refrain from using such information to engage in securities transactions. A written record of approval will be made by the person granting approval.

The Fund may also disclose to Edge, non-public portfolio holdings information relating to the underlying funds in which the SAM portfolios invest to facilitate Edge's management of the SAM portfolios. Edge may use underlying fund

Principal Funds, Inc.	PORTFOLIO HOLDINGS DISCLOSURE	131
www.principal.com

portfolio holdings information of funds managed by unaffiliated advisory firms solely for the purpose of managing the SAM portfolios.

The Fund's non-public portfolio holdings information policy applies without variation to individual investors, institutional investors, intermediaries that distribute the Fund's shares, third party service providers, rating and ranking organizations, and affiliated persons of the Fund. Neither the Fund nor the Manager nor any other party receive compensation in connection with the disclosure of Fund portfolio information. The Fund's CCO will periodically, but no less frequently than annually, review the Fund's portfolio holdings disclosure policy and recommend changes the CCO believes are appropriate, if any, to the Fund's Board of Directors. In addition, the Fund's Board of Directors must approve any change in the Fund's portfolio holdings disclosure policy that would expand the distribution of such information.

PROXY VOTING POLICIES AND PROCEDURES

The Board of Directors has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to that Fund's Sub-Advisor or Sub-Sub-Advisor. The Sub-Advisor will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed by the Board of Directors, and which are found in Appendix B. Any material changes to the proxy policies and procedures will be submitted to the Board of Directors for approval.

The Principal LifeTime Funds and SAM Portfolios invest in shares of other Funds. Principal is authorized to vote proxies related to the underlying funds. If an underlying fund holds a shareholder meeting, in order to avoid any potential conflict of interest, Principal will vote shares of such fund on any proposal submitted to the fund's shareholders in the same proportion as the votes of other shareholders of the underlying fund.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, 2008, is available, without charge, upon request, by calling 1-800-222-5852 or on the SEC website at http://www.sec.gov.

FINANCIAL STATEMENTS

The financial statements of the Funds at October 31, 2007, are incorporated herein by reference to the Funds’ most recent Annual Report to Shareholders filed with the SEC on Form N-CSR.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of the Funds at October 31, 2007, including the related financial highlights which appear in the Prospectus, have been audited by Ernst & Young LLP (Suite 3000, 801 Grand Avenue, Des Moines, IA 50309-2764), independent registered public accounting firm as indicated in their report with respect thereto, and are included herein in reliance upon said report given on the authority of said firm as experts in accounting and auditing.

GENERAL INFORMATION

MidCap S&P 400 Index Fund, LargeCap S&P 500 Index Fund, and SmallCap S&P 600 Index Fund Only. The Funds are not sponsored, endorsed, sold, or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to Fund shareholders or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the S&P 500 Index, S&P MidCap 400 Index, or S&P SmallCap 600 Index to track general stock market performance. S&P's only relationship to the Principal Life Insurance Company and the Manager is the licensing of certain trademarks and trade names of S&P and the S&P 500 Index, S&P MidCap 400 Index, and S&P SmallCap 600 Index which are determined, composed, and calculated by S&P without regard to Principal Life Insurance Company, the Manager, or the Funds. S&P has no obligation to take the needs of Principal Life Insurance Company, the Manager or Fund shareholders into consideration in determining, composing or calculating the S&P 500 Index, the S&P MidCap 400 Index, or the S&P SmallCap 600 Index. S&P is not responsible for and has not participated in the determination of the prices of the Funds or the timing of the issuance or sale of the Funds or in the determination or calculation of the equation by which the Funds are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing, or trading of the Funds.

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S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX, S&P MIDCAP 400 INDEX, OR S&P SMALLCAP 600 INDEX OR ANY DATA CONTAINED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY PRINCIPAL LIFE INSURANCE COMPANY, THE MANAGER, FUND SHAREHOLDERS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX, OR THE S&P SMALLCAP 600 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIES WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX OR THE S&P SMALLCAP 600 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

DISCLOSURE REGARDING PORTFOLIO MANAGERS

Appendix C outlines information relating to the portfolio managers responsible for day-to-day portfolio management as of the end of the most recent fiscal year, unless otherwise noted.

Principal Funds, Inc.	DISCLOSURE REGARDING PORTFOLIO MANAGERS	133
www.principal.com

APPENDIX A Description of Bond Ratings: Moody's Investors Service, Inc. Rating Definitions: Long-Term Obligation Ratings

Moody's long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa:	Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.
Aa:	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A:	Obligations rated A are considered upper-medium grade and are subject to low credit risk.
Baa:	Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.
Ba:	Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.
B:	Obligations rated B are considered speculative and are subject to high credit risk.
Caa:	Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.
Ca:	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C:	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

NOTE: Moody's appends numerical modifiers, 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of that generate rating category.

SHORT-TERM NOTES: The four ratings of Moody's for short-term notes are MIG 1, MIG 2, MIG 3, and MIG 4. MIG 1 denotes "best quality, enjoying strong protection from established cash flows." MIG 2 denotes "high quality" with "ample margins of protection." MIG 3 notes are of "favorable quality...but lacking the undeniable strength of the preceding grades." MIG 4 notes are of "adequate quality, carrying specific risk for having protection...and not distinctly or predominantly speculative."

Description of Moody's Commercial Paper Ratings:

Moody's Commercial Paper ratings are opinions of the ability to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations.

Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations.

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Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

Description of Standard & Poor's Corporation's Debt Ratings:

A Standard & Poor's debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources Standard & Poor's considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

l.	Likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

II.	Nature of and provisions of the obligation;

III.	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditor's rights.

AAA:	Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA:	Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest-
rated issues only in small degree.

A:	Debt rated "A" has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-
rated categories.

BBB:	Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.

BB, B, CCC, CC: Debt rated "BB," "B," "CCC," and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C:	The rating "C" is reserved for income bonds on which no interest is being paid.

D:	Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

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Provisional Ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

NR:	Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

Standard & Poor's, Commercial Paper Ratings

A Standard & Poor's Commercial Paper Rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Ratings are applicable to both taxable and tax-exempt commercial paper. The four categories are as follows:

A:	Issues assigned the highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety.

A-1:	This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Issues that possess overwhelming safety characteristics will be given a "+" designation.

A-2:	Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated "A-1."

A-3:	Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the highest designations.

B:	Issues rated "B" are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

C:	This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D:	This rating indicates that the issue is either in default or is expected to be in default upon maturity.

The Commercial Paper Rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor's by the issuer and obtained by Standard & Poor's from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of, such information.

Standard & Poor's rates notes with a maturity of less than three years as follows:

SP-1:	A very strong, or strong, capacity to pay principal and interest. Issues that possess overwhelming safety characteristics will be given a "+" designation.

SP-2:	A satisfactory capacity to pay principal and interest.

SP-3:	A speculative capacity to pay principal and interest.

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APPENDIX B

Proxy Voting Policies

The proxy voting policies applicable to each Fund appears in the following order:

The Manager’s proxy voting policy is first, followed by the Sub-Advisors, alphabetically.

To be filed by amendment.

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APPENDIX C

Portfolio Management Disclosures

Information relating to the portfolio managers for each of the Funds follows:

To be filed by amendment.

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PART C. OTHER INFORMATION

Item 23. Exhibits.
(a)	(1)	a.	Articles of Amendment and Restatement (filed 4/12/96)
		b.	Articles of Amendment and Restatement (filed 9/22/00)
		c.	Articles of Amendment and Restatement dated 6/14/02 (filed 12/30/02)
		d.	Articles of Amendment dated 5/23/05 (filed 9/8/05)
		e.	Articles of Amendment dated 9/30/05 (filed 11/22/05)
		f.	Articles of Amendment dated 7/7/06 (Incorporated by reference from exhibit #1(2)b to registration statement No. 333-137477 filed on Form N-14 on 9/20/06)
		g.	Articles of Amendment dated 06/04/08 (filed 7/17/08)

	(2)	Articles of Amendment (filed 9/12/97)

	(3)	a.	Certificate of Correction dated 9/14/00 (filed 9/22/00)
		b.	Certificate of Correction dated 12/13/00 (filed 10/12/01)

	(4)	a.	Articles Supplementary dated 12/11/00 (filed 10/12/01)
		b.	Articles Supplementary dated 3/12/01 (filed 10/12/01)
		c.	Articles Supplementary dated 4/16/02 (filed 12/30/02)
		d.	Articles Supplementary dated 9/25/02 (filed 12/30/02)
		e.	Articles Supplementary dated 2/5/03 (filed 02/26/03)
		f.	Articles Supplementary dated 4/30/03 (filed 9/11/03)
		g.	Articles Supplementary dated 6/10/03 (filed 9/11/03)
		h.	Articles Supplementary dated 9/9/03 (filed 9/11/03)
		i.	Articles Supplementary dated 11/6/03 (filed 12/15/03)
		j.	Articles Supplementary dated 1/29/04 (filed 2/26/04)
		k.	Articles Supplementary dated 3/8/04 (filed 7/27/04)
		l.	Articles Supplementary dated 6/14/04 (filed 9/27/04)
		m.	Articles Supplementary dated 9/13/04 (filed 12/13/04)
		n.	Articles Supplementary dated 10/1/04 (filed 12/13/04)
		o.	Articles Supplementary dated 12/13/04 (filed 2/28/05)
		p.	Articles Supplementary dated 2/4/05 (filed 5/16/05)
		q.	Articles Supplementary dated 2/24/05 (filed 5/16/05)
		r.	Articles Supplementary dated 5/6/05 (filed 9/8/05)
		s.	Articles Supplementary dated 12/20/05 (filed 2/28/06)
		t.	Articles Supplementary dated 9/20/06 (Incorporated by reference from exhibit #1(4)t to registration statement No. 333-137477 filed on Form N-14 on 9/20/06)
		u.	Articles Supplementary dated 1/12/07 (filed 1/16/07)
		v.	Articles Supplementary dated 1/22/07 (filed 07/18/07
		w.	Articles Supplementary dated 7/24/07 (filed 9/28/07)
		x.	Articles Supplementary dated 09/13/07 (filed 12/14/07)
		y.	Articles Supplementary dated 1/3/08 (filed 03/05/08)
		z.	Articles Supplementary dated 3/13/08 (filed 05/01/08)
		aa.	Articles Supplementary dated 06/23/08 (filed 7/17/08)

(b)	By-laws (filed 12/29/05)

(c)	N/A

(d)	(1)	a.	Management Agreement (filed 9/12/97)
		b.	1st Amendment to the Management Agreement (filed 9/22/00)
		c.	Management Agreement (filed 12/5/00)
		d.	Amendment to Management Agreement dated 9/9/02(filed 12/30/02)
		e.	Amendment to Management Agreement dated 3/11/02 (filed 02/26/03)
		f.	Amendment to Management Agreement dated 12/10/02 (filed 02/26/03)
		g.	Amendment to Management Agreement dated 10/22/03 (filed 12/15/03)
		h.	Amendment to Management Agreement dated 3/8/04 (filed 6/1/04)
		i.	Amendment to Management Agreement dated 6/14/04 (filed 9/27/04)
		j.	Amendment to Management Agreement dated 7/29/04 (filed 9/27/04)
		k.	Amendment to Management Agreement dated 9/13/04 (filed 9/27/04)
		l.	Amendment to Management Agreement dated 12/13/04 (filed 2/28/05)
		m.	Amendment to Management Agreement dated 1/1/05 (filed 2/28/05)
		n.	Amendment to Management Agreement dated 9/30/05 (filed 11/22/05)
		o.	Amendment to Management Agreement dated 1/12/07 (filed 1/16/07)
		p.	Amendment to Management Agreement dated 9/12/07 (filed 9/28/07)
		q.	Amendment to Management Agreement dated 10/01/07 (filed 12/14/07)
		r.	Amendment to Management Agreement dated 10/31/07 (filed 12/14/07)
		s.	Amendment to Management Agreement dated 2/7/08 (filed 05/01/08)
		t.	Amended & Restated Management Agreement dated 6/24/08 *

	(2)	a.	American Century Sub-Advisory Agreement (filed 12/5/00)
		b.	Amended & Restated Sub-Adv Agreement with Amer. Century (filed 9/11/03)
		c.	Amended & Restated Sub-Adv Agreement with Amer. Century (filed 9/27/04)
		d.	Amended & Restated Sub-Adv Agreement with Amer. Century dated 6/13/05 (filed 9/8/05)
		e.	Amended & Restated Sub-Adv Agreement with Amer. Century dated 9/19/06 (Incorporated by reference from exhibit #6(3)e to registration statement No. 333-137477 filed on Form N-14 on
10/6/06)

	(3)	a.	Ark Asset Management Sub-Advisory Agreement (filed 2/27/01)
		b.	Amended & Restated Sub-Adv Agreement with Ark (filed 9/11/03)

	(4)	a.	AXA Rosenberg Investment Management LLC Sub-Advisory Agreement dated **

	(5)	a.	Barrow Hanley Sub-Advisory Agreement dtd 7/12/05 (filed 9/8/05)

	(6)	a.	Bernstein Sub-Advisory Agreement (filed 12/5/00)
		b.	Amendment to Bernstein Sub-Advisory Agreement dated 3/28/03 (filed 9/11/03)
		c.	Amended & Restated Bernstein Sub-Advisory Agreement dated 7/1/04 (filed 9/27/04)

	(7)	a.	Causeway Capital Management LLC Sub-Advisory Agreement dated **

	(8)	a.	Columbus Circle Investors Sub-Advisory Agreement dated 1/5/05 (filed 9/8/05)
		b.	Amended & Restated Sub-Adv Agreement with Columbus Circle dated 9/15/05 (filed 10/20/06)
		c.	Amended & Restated Sub-Adv Agreement with Columbus Circle dated 12/15/06 (filed 1/16/07)

	(9)	a.	Dimensional Fund Advisors Sub-Advisory Agreement (filed 6/1/04)

	(10)	a.	Edge Asset Management Sub-Advisory Agreement dated 1/12/07 (filed 1/16/07)

	(11)	a.	Emerald Advisors, Inc. Sub-Advisory Agreement (filed 9/27/04)

	(12)	a.	Essex Investment Management Company, LLC. Sub-Advisory Agreement dated 6/30/06 (filed
10/20/06)

(13)	a.	Goldman Sachs Sub-Advisory Agreement(filed 12/30/02)
	b.	Amended & Restated Sub-Adv Agreement with Goldman Sachs (filed 9/11/03)
	c.	Amended & Restated Goldman Sachs Sub-Advisory Agreement dated 11/20/03 (filed 12/15/03)
	d.	Amended & Restated Goldman Sachs Sub-Advisory Agreement dated 6/30/04 (filed 2/28/05)

(14)	a.	Jacobs Levy Equity Management, Inc. Sub-Advisory Agreement dated 6/15/06 (filed 10/20/06)
	b.	Amended & Restated Sub-Advisory Agreement with Jacobs Levy dated 1/2/08 (filed 03/05/08)

(15)	a.	JP Morgan Sub-Advisory Agreement (filed 12/30/02)
	b.	Amended & Restated Sub-Adv Agreement with JP Morgan (filed 9/11/03)
	c.	Amended & Restated Sub-Adv Agreement with JP Morgan dated 7/18/07 (filed 9/28/07)

(16)	a.	Lehman Brothers dated 7/18/07 (filed 9/28/07)

(17)	a.	Los Angeles Capital Management Sub-Advisory Agreement (filed 9/27/04)
	b.	Amended & Restated Sub-Adv Agreement with LA Capital dated 9/12/05 (filed 11/22/05)

(18)	a.	MacKay Shields LLC Sub-Advisory Agreement dated 1/2/08 (filed 03/05/08)

(19)	a.	Mazama Capital Management Sub-Advisory Agreement (filed 6/1/04)

(20)	a.	Mellon Equity Associates LLP Sub-Advisory Agreement dtd 12/21/04 (filed 2/28/05)
	b.	Amended & Restated Sub-Adv Agreement with Mellon Equity dated 8/8/05 (filed 11/22/05)
	c.	Amended & Restated Sub-Adv Agreement with Mellon Capital dated 1/1/08 (filed 3/28/08)

(21)	a.	Neuberger Berman Sub-Advisory Agreement (filed 12/5/00)
	b.	Amended & Restated Sub-Adv Agreement with Neuberger Berman (filed 9/11/03)
	c.	Amended & Restated Sub-Advisory Agreement with Neuberger Berman dated 10/31/03 (filed
12/15/03)
	d.	Amended & Restated Sub-Advisory Agreement with Neuberger Berman dated 7/1/04 (filed 2/28/05)

(22)	a.	Pacific Investment Management Company LLC Sub-Advisory Agreement dated **

(23)	a.	Principal Global Investors Sub-Advisory Agreement (filed 12/30/02)
	b.	Amended and Restated PGI Sub-Advisory Agreement (filed 02/26/03)
	c.	Amended & Restated Sub-Adv Agreement with PGI (filed 9/11/03)
	d.	Amended & Restated Sub-Adv Agreement with PGI (filed 6/1/04)
	e.	Amended & Restated Sub-Adv Agreement with PGI dtd 7-29-04 (filed 9/27/04)
	f.	Amended & Restated Sub-Adv Agreement with PGI dtd 9-13-04 (filed 12/13/04)
	g.	Amended & Restated Sub-Adv Agreement with PGI dtd 12-13-04 (filed 9/8/05)
	h.	Amended & Restated Sub-Adv Agreement with PGI dtd 7-1-05 (filed 9/8/05)
	i.	Sub-Sub-Advisory Agreement with Spectrum dtd 7/1/2005 (filed 12/29/05)
	j.	Sub-Sub-Advisory Agreement with Post dtd 7/1/2005 (filed 12/29/05)
	k.	Amended & Restated Sub-Adv Agreement with PGI dtd 3/1/06 (filed 2/28/06)

(24)	a.	Principal Capital Real Estate Investors Sub-Advisory Agreement (filed 2/27/01)
	b.	1st Amendment to the PCREI Sub-Advisory Agreement (filed 10/12/01)
	c.	2nd Amendment to the PCREI Sub-Advisory Agreement (filed 10/12/01)
	d.	Amended & Restated Sub-Adv Agreement with PCREI (filed 9/11/03)
	e.	Amended & Restated Sub-Adv Agreement with PREI dated 9/12/05 (filed 12/29/05)
	f.	Amended & Restated Sub-Adv Agreement with PREI dated 1/1/06 (filed 2/28/06)
	g.	Amended & Restated Sub-Adv Agreement with PREI dated 10/1/07 (filed 9/28/07)

(25)	a.	Pyramis Global Advisors, LLC dated 1/1/07 (filed 1/16/07)

	(26)	a.	Spectrum Sub-Advisory Agreement (filed 04/29/02)
		b.	Amended & Restated Sub-Adv Agreement with Spectrum (filed 9/11/03)
		c.	Amended & Restated Sub-Adv Agreement with Spectrum dated 9/12/05 (filed 12/29/05)

	(27)	a.	T. Rowe Price Sub-Advisory Agreement dated 3/8/04 (filed 6/1/04)
		b.	Amended & Restated Sub-Adv Agreement with T. Rowe Price dated 8/24/04 (filed 9/27/04)
		c.	Amended & Restated Sub-Adv Agreement with T. Rowe Price dated 8/1/05 (filed 12/29/05)
		d.	Amended & Restated Sub-Adv Agreement with T. Rowe Price dated 8/1/06 (filed 10/20/06)

	(28)	a.	Turner Sub-Advisory Agreement (filed 12/5/00)
		b.	Amended & Restated Sub-Adv Agreement with Turner dated 10/31/07. (filed 12/14/07)

	(29)	a.	UBS Global Asset Management Sub-Advisory Agreement (filed 04/29/02)
		b.	Amended & Restated Sub-Adv Agreement with UBS (filed 9/11/03)
		c.	Amended & Restated Sub-Adv Agreement with UBS dated 4/1/04 filed 6/1/04)

	(30)	a.	Vaughan Nelson Investment Management Sub-Advisory Agreement dtd 9/21/05 (filed 11/22/05)

	(31)	a.	Van Kampen Sub-Advisory Agreement dated 1/12/07 (filed 1/16/07)
		b.	Amended & Restated Sub-Adv Agreement with Van Kampen dated 4/1/07 (filed 7/18/07) (filed
9/28/07)

	(32)	a.	Westwood Management Corporation Sub-Advisory Agreement dated 7/15/08 (filed 7/17/08)

(e)	(1)	a.	Distribution Agreement (filed 4/12/96)
		b.	1st Amendment to the Distribution Agreement (filed 9/22/00)
		c.	Distribution Agreement (filed 9/22/00)
		d.	Distribution Plan and Agreement (Select Class)(filed 12/30/02)
		e.	Amended and Restated Distribution Plan and Agreement (Select Class)(filed 12/30/02)
		f.	Amended and Restated Distribution Plan and Agreement (Advisors Select Class)(filed 12/30/02)
		g.	Amended and Restated Distribution Plan and Agreement (Advisors Preferred Class)(filed 12/30/02)
		h.	Amended and Restated Distribution Plan and Agreement (Class J)(filed 12/30/02)
		i.	Amended and Restated Distribution Agreement (filed 12/30/02)
		j.	Amendment to Distribution Plan and Agreement (Advisors Preferred Class) (filed 02/26/03)
		k.	Amendment to Distribution Plan and Agreement (Advisors Select Class) (filed 02/26/03)
		l.	Amendment to Distribution Plan and Agreement (Select Class) (filed 02/26/03)
		m.	Amendment to Distribution Agreement dtd 03/02 (filed 02/26/03)
		n.	Amendment to Distribution Agreement dtd 12/02 (filed 02/26/03)
		o.	Amended & Restated Distribution Agreement dtd 10/22/03 (filed 12/15/03)
		p.	Amended & Restated Distribution Agreement dtd 6/14/04 (filed 9/27/04)
		q.	Amended & Restated Distribution Agreement dtd 2/24/05 (filed 9/8/05)
		r.	Distribution Agreement (Class A, B and C) dtd 1/12/07 (filed 1/16/07)
		s.	Distribution Agreement (Instl and J) dtd 1/12/07 (filed 1/16/07)
		t.	Distribution Agreement (Class A, B, C, J, Institutional, Advisors Preferred, Preferred, Advisors Select,
Select, Advisors Signature Classes) dtd 3/11/08 (filed 05/01/08)

	(2)	a.	Selling Agreement--Advantage Classes (filed 9/11/03)
		b.	Selling Agreement--J Shares (filed 9/11/03)
		c.	Selling Agreement--Class A and Class B Shares (filed 9/8/05)
		d.	Selling Agreement--Class S Shares (filed 7/17/08)

(f)	N/A

(g)	(1)	a.	Domestic Portfolio Custodian Agreement with Bank of New York (filed 4/12/96)
		b.	Domestic Funds Custodian Agreement with Bank of New York (filed 12/5/00)
		c.	Domestic and Global Custodian Agreement with Bank of New York (filed 11/22/05)

(h)	(1)	a.	Transfer Agency Agreement for Class I shares (filed 9/22/00)
		b.	Amended & Restated Transfer Agency Agreement for Class I Shares (filed 12/30/02)
		c.	Transfer Agency Agreement for Class J Shares (filed 12/30/02)
		d.	1st Amendment to Transfer Agency Agreement for Class J Shares (filed 12/30/02)
		e.	Amended and Restated Transfer Agency Agreement for Class J Shares dtd 10/22/03 (filed 2/28/05)
		f.	Amended and Restated Transfer Agency Agreement for Class J, Class A and Class B Shares dtd
12/13/04 (filed 2/28/05)
		g.	Transfer Agency Agreement (Class A, B, C, J and Institutional) dtd 1/12/07 (filed 1/16/07)
		h.	Amended and Restated Transfer Agency Agreement (Class A, B, C, J Institutional, and S) dtd 5/1/08
(filed 05/01/08)

	(2)	a.	Shareholder Services Agreement (filed 12/15/00)
		b.	Amended & Restated Shareholder Services Agreement dtd 6/14/04 (filed 2/28/05)
		c.	Amended & Restated Shareholder Services Agreement dtd 6/14/04 (filed 2/28/05)
		d.	Amended & Restated Shareholder Services Agreement dtd 9/13/04 (filed 2/28/05)
		e.	Amended & Restated Shareholder Services Agreement dtd 12/13/04 (filed 2/28/05)
		f.	Amended & Restated Shareholder Services Agreement dtd 9/30/05 (filed 12/29/05)
		g.	Amended & Restated Shareholder Services Agreement dtd 1/1/06 (filed 10/20/06)
		h.	Amended & Restated Shareholder Services Agreement dtd 1/12/07 (filed 12/14/07)

	(3)	a.	Investment Service Agreement (filed 9/12/97)
		b.	1st Amendment to the Investment Service Agreement (filed 9/22/00)
		c.	Investment Service Agreement (filed 12/30/02)

	(4)	a.	Accounting Services Agreement (filed 9/22/00)
		b.	Amended & Restated Accounting Services Agreement dtd 1/12/07 (filed 1/16/07)

	(5)	a.	Administrative Services Agreement (filed 9/22/00)
		b.	Amended Administrative Services Agreement (filed 12/30/02)
		c.	Amended Administrative Services Agreement dtd 6/14/04 (filed 9/27/04)

	(6)	a.	Service Agreement (filed 9/22/00)
		b.	Amended & Restated Service Agreement dtd 6/14/04 (filed 2/28/05)
		c.	Amended & Restated Service Agreement dtd 9/30/05 (filed 11/22/05)

	(7)	a.	Service Sub-Agreement (filed 9/22/00)
		b.	Amended & Restated Service Sub-Agreement dtd 1/13/04 (filed 2/28/05)
		c.	Amended & Restated Service Sub-Agreement dtd 6/14/04 (filed 2/28/05)
		d.	Amended & Restated Service Sub-Agreement dtd 6/14/04 (filed 2/28/05)
		e.	Amended & Restated Service Sub-Agreement dtd 9/13/04 (filed 2/28/05)
		f.	Amended & Restated Service Sub-Agreement dtd 12/13/04 (filed 2/28/05)
		g.	Amended & Restated Service Sub-Agreement dtd 9/30/05 (filed 11/22/05)
	(8)	Plan of Acquisition European Fund (filed 12/30/02)
	(9)	Plan of Acquisition Pacific Basin Fund (filed 12/30/02)
	(10)	Plan of Acquisition Technology Fund (filed 12/30/02)
	(11)	Plan of Acquisition Balanced Fund (filed 9/11/03)
	(12)	Plan of Acquisition International SmallCap Fund (filed 9/11/03)
	(13)	Plan of Acquisition Partners MidCap Blend (filed 9/11/03)
	(14)	Plan of Acquisition High Quality Long-Term Bond (filed 9/8/05)
	(15)	Form of Agreement and Plan of Reorganization PIF and WM Trust I (filed 9/20/06)
	(16)	Form of Agreement and Plan of Reorganization PIF and WM Trust II (filed 9/20/06)
	(17)	Form of Agreement and Plan of Reorganization PIF and WM SAM (filed 9/20/06)
	(18)	Plan of Reorganization Equity Income I and Equity Income (filed 9/28/06)
	(19)	Plan of Reorganization Tax-Exempt Bond I and Tax-Exempt Bond (file 9/28/06)
	(20)	Plan of Reorganization Partners LargeCap Growth II and Partners LargeCap Growth (filed 10/06/06)

	(21)	Service Agreement between Principal Investors Fund, Inc. and Principal Shareholder Services, Inc. for S
class shares. dtd 5/1/08 (filed 05/01/08)
	(22)	Plan of Acquisition California Insured Intermediate Municipal Fund and California Municipal Fund (filed
7/17/08)
	(23)	Plan of Acquisition Global Equity Fund I and International Fund I *
	(24)	Plan of Acquisition MidCap Growth Fund I and MidCap Growth Fund III *
	(25)	Plan of Acquisition SmallCap Blend Fund I and SmallCap S&P 600 Index Fund*

(i)	Legal Opinion (filed 4/12/96)

(j)	(1)	Consents of Auditors *
	(2)	Rule 485(b) opinion *
	(3)	Power of Attorneys (filed 3/28/08)

(k)	N/A

(l)	(1)	Initial Capital Agreement-ISP & MBS (filed 4/12/96)
	(2)	Initial Capital Agreement-IEP (filed 9/22/00)
	(3)	Initial Capital Agreement-ICP (filed 9/22/00)
	(4-38)	Initial Capital Agreement (filed 9/22/00)
	(39)	Initial Capital Agreement dtd 12/30/02 (filed 12/30/02)
(40-41) Initial Capital Agreement dtd 12/29/03 & 12/30/03 (filed 2/26/04)
	(42)	Initial Capital Agreement dtd 6/1/04 (filed 7/27/04)
	(43)	Initial Capital Agreement dtd 11/1/04 (filed 12/13/04)
	(44)	Initial Capital Agreement dtd 12/29/04 (filed 2/28/05)
	(45)	Initial Capital Agreement dtd 3/1/05 (filed 5/16/05)
	(46)	Initial Capital Agreement dtd 6/28/05 (filed 11/22/05)
	(47)	Initial Capital Agreement dtd 3/15/06 (filed 10/20/06)
	(48)	Initial Capital Agreement dtd 1/12/07 (filed 03/05/08)
	(49)	Initial Capital Agreement dtd 10/1/07 (filed 3/28/08)
	(50)	Initial Capital Agreement dtd 2/29/08 (filed 3/28/08)
	(51)	Initial Capital Agreement dtd 5/1/08 (filed 7/17/08)
	(52)	Initial Capital Agreement dtd 9/30/08 **

(m)	Rule 12b-1 Plan
	(1)	R-3 f/k/a Advisors Preferred Plan (filed 9/22/2000)
		a.	Amended & Restated dtd 9/9/02 (filed 12/30/02)
		b.	Amended & Restated dtd 3/11/04 (filed 3/14/04)
		c.	Amended & Restated dtd 6/14/04 (filed 9/27/04)
		d.	Amended & Restated dtd 9/13/04 (filed 9/27/04)
		e.	Amended & Restated dtd 12/13/04 (filed 2/28/05)
		f.	Amended & Restated dtd 9/30/05 (filed 11/22/05
		g.	Amended & Restated dtd 9/11/06 (Incorporated by reference from exhibit #10(1)g to registration statement No. 333-137477 filed on Form N-14 on 10/6/06)
		h.	Amended & Restated dtd 1/12/07 (filed 1/16/07)
		i.	Amended & Restated dtd 3/11/08 (filed 05/01/08)
		j.	Amended & Restated Distribution Plan and Agreement Class R-3 dtd 6/24/08*

	(2)	R-2 f/k/a Advisors Select Plan (filed 9/22/2000)
		a.	Amended & Restated dtd 9/9/02 (filed 12/30/02)
		b.	Amended & Restated dtd 3/11/04 (filed 3/14/04)
		c.	Amended & Restated dtd 6/14/04 (filed 9/27/04)
		d.	Amended & Restated dtd 9/13/04 (filed 9/27/04)
		e.	Amended & Restated dtd 12/13/04 (filed 2/28/05)
		f.	Amended & Restated dtd 9/30/05 (filed 11/22/05)

	g.	Amended & Restated dtd 9/11/06 (Incorporated by reference from exhibit #10(2)g to registration statement No. 333-137477 filed on Form N-14 on 10/6/06)
	h.	Amended & Restated dtd 1/12/07 (filed 1/16/07)
	i.	Amended & Restated dtd 3/11/08 (filed 05/01/08)
	j.	Amended & Restated Distribution Plan and Agreement Class R-2 dtd 6/24/08*

(3)	R-4 f/k/a Select Plan (filed 12/30/02)
	a.	Amended & Restated dtd 9/9/02 (filed 12/30/02)
	b.	Amended & Restated dtd 3/11/04 (filed 3/14/04)
	c.	Amended & Restated dtd 6/14/04 (filed 9/27/04)
	d.	Amended & Restated dtd 9/13/04 (filed 9/27/04)
	e.	Amended & Restated dtd 12/13/04 (filed 2/28/05)
	f.	Amended & Restated dtd 9/30/05 (filed 11/22/05)
	g.	Amended & Restated dtd 9/11/06 (Incorporated by reference from exhibit #10(3)g to registration statement No. 333-137477 filed on Form N-14 on 10/6/06)
	h.	Amended & Restated dtd 1/12/07 (filed 1/16/07)
	i.	Amended & Restated dtd 3/11/08 (filed 05/01/08)
	j.	Amended & Restated Distribution Plan and Agreement Class R-4 dtd 6/24/08*

(4)	Class J Plan (filed 12/30/02)
	a.	Amended & Restated dtd 9/9/02 (filed 12/30/02)
	b.	Amended & Restated dtd 9/13/04 (filed 9/27/04)
	c.	Amended & Restated dtd 12/13/04 (filed 2/28/05)
	d.	Amended & Restated dtd 9/30/05 (filed 11/22/05)
	e.	Amended & Restated dtd 9/11/06 (Incorporated by reference from exhibit #10(4)e to registration statement No. 333-137477 filed on Form N-14 on 10/6/06)
	f.	Amended & Restated dtd 1/12/07 (filed 1/16/07)
	g.	Amended & Restated dtd 1/1/08 (filed 03/05/08)
	h.	Amended & Restated dtd 1/1/08 (filed 05/01/08)
	i.	Amended & Restated dtd 3/11/08 (filed 05/01/08)

(5)	R-1 f/k/a Advisors Signature Plan (filed 12/13/04)
	a.	Amended & Restated dtd 9/13/04 (filed 9/27/04)
	b.	Amended & Restated dtd 12/13/04 (filed 2/28/05)
	c.	Amended & Restated dtd 9/30/05 (filed 11/22/05)
	d.	Amended & Restated dtd 9/11/06 (Incorporated by reference from exhibit #10(5)d to registration statement No. 333-137477 filed on Form N-14 on 10/6/06)
	e.	Amended & Restated dtd 1/12/07 (filed 1/16/07)
	f.	Amended & Restated dtd 3/11/08 (filed 05/01/08)
	g.	Amended & Restated Distribution Plan and Agreement Class R-1 dtd 6/24/08*

(6)	Class A Plan (filed 2/28/05)
	a.	Amended & Restated dtd 9/30/05 (filed 11/22/05)
	b.	Amended & Restated dtd 12/1/05 (Incorporated by reference from exhibit #10(6)b to registration statement No. 333-137477 filed on Form N-14 on 9/20/06)
	c.	Amended & Restated dtd 1/12/07 (filed 1/16/07)
	d.	Amended & Restated dtd 10/01/07 (filed 12/14/07)

	(7)		Class B Plan (filed 2/28/05)
		a.	Amended & Restated dtd 9/30/05 (filed 11/22/05)
		b.	Amended & Restated dtd 12/1/05 (Incorporated by reference from exhibit #10(7)b to registration statement No. 333-137477 filed on Form N-14 on 9/20/06)
		c.	Amended & Restated dtd 1/12/07 (filed 1/16/07)
		d.	Amended & Restated dtd 3/13/07 (filed 12/14/07)

	(8)		Class C Plan
		a.	dated 9/11/06 (Incorporated by reference from exhibit #10(8)a to registration statement No. 333-
137477 filed on Form N-14 on 10/6/06)
		b.	Amended & Restated dtd 1/12/07 (filed 1/16/07)
		c.	Amended & Restated dtd 10/01/07 (filed 12/14/07)

	(9)		Class S Plan dtd 5/1/08 (filed 05/01/08)

(n)	(1)		Rule 18f-3 Plan (filed 2/28/05) dtd 8/25/06 (filed 3-27-07) dtd 3/10/08 (filed 05/01/08)

(o)	Reserved

(p)	Codes of Ethics

	(1)		Alliance Bernstein Code of Ethics (filed 12/14/07)
	(2)		American Century Investment Management (filed 10/20/06) (filed 3-27-07) (filed 7/18/07)
	(3)		Ark Asset Management (filed 2/28/05) (filed 02/20/08)
	(4)		AXA Rosenberg Investment Management (filed 7/17/08)
	(5)		The Bank of New York Mellon Code of Ethics (filed 2/20/08)
	(6)		Barrow Hanley Code of Ethics (filed 9/8/05)
	(7)		Causeway Capital Management LLC (filed 7/17/08)
	(8)		Columbus Circle Investors (filed 10/20/06)
	(9)		Dimensional Fund Advisors Code of Ethics (filed 12/29/05)
	(10)		Edge Asset Management Code of Ethics (filed 02/20/08)
	(11)		Emerald Advisers Inc. Code of Ethics (filed 2/28/05) (filed 02/20/08)
	(12)		Essex Code of Ethics (filed 1/16/07) (filed 12/14/07)
	(13)		Jacobs Levy Code of Ethics (filed 10/20/06)
	(14)		JP Morgan Code of Ethics (filed 2/28/05) (filed 12/14/07)
	(15)		Goldman Sachs Code of Ethics (filed 9/8/05) (filed 12/14/07)
	(16)		Lehman Brothers Code of Ethics (filed 9/28/07)
	(17)		Los Angeles Capital Management and Equity Research, Inc. Code of Ethics (filed 10/20/06) (filed 02/20/08)
	(18)		MacKay Shields Code of Ethics (filed 03/05/08)
	(19)		Mazama Capital Management Code of Ethics (filed 3/16/04) (filed 02/20/08)
	(20)		Morgan Stanley Investment Management (filed 2/28/05) (filed 10/20/06) (filed 3-27-07)
	(21)		Neuberger Berman Management (filed 10/20/06) (filed 3-27-07)
	(22)		Pacific Investment Management Company LLC (filed 7/17/08)
	(23)		Principal Global Investors/Principal Real Estate Investors Code of Ethics (filed 3-27-07)
	(24)		Principal Funds, Inc. Principal Variable Contracts Funds, Inc., Principal Management Corporation ,Principal
Financial Advisors, Inc., Princor Financial Services Corporation, Principal Funds Distributor Code of Ethics
(filed 3-27-07) (filed 02/20/2008) (filed 7/17/08)
	(25)		Pyramis Code of Ethics (filed 12/14/07)
	(26)		Sr. & Executive Officers Code of Ethics (Sarbanes) (filed 9/11/03)
	(27)		Spectrum Code of Ethics (filed 12/29/05)
	(28)		T. Rowe Price Code of Ethics (filed 9/8/05)
	(29)		Turner Investment Partners (filed 2/28/05)
	(30)		UBS Code of Ethics (filed 2/28/05)
	(31)		Vaughan-Nelson Code of Ethics (filed 12/14/07)
	(32)		Westwood Management Corporation Code of Ethics (filed 7/17/08)

*	Filed herein.
**	To be filed by amendment.

Item 24.	Persons Controlled by or Under Common Control with Registrant
The Registrant does not control and is not under common control with any person.
Item 25.	Indemnification

     Under Section 2-418 of the Maryland General Corporation Law, with respect to any proceedings against a present or former director, officer, agent or employee (a "corporate representative") of the Registrant, the Registrant may indemnify the corporate representative against judgments, fines, penalties, and amounts paid in settlement, and against expenses, including attorneys' fees, if such expenses were actually incurred by the corporate representative in connection with the proceeding, unless it is established that:

(i)	The act or omission of the corporate representative was material to the matter giving rise to the proceeding; and
	1.	Was committed in bad faith; or
	2.	Was the result of active and deliberate dishonesty; or
(ii)	The corporate representative actually received an improper personal benefit in money, property, or services; or
(iii)	In the case of any criminal proceeding, the corporate representative had reasonable cause to believe that the act or omission was unlawful.

     If a proceeding is brought by or on behalf of the Registrant, however, the Registrant may not indemnify a corporate representative who has been adjudged to be liable to the Registrant. Under the Registrant's Articles of Incorporation and Bylaws, directors and officers of Registrant are entitled to indemnification by the Registrant to the fullest extent permitted under Maryland law and the Investment Company Act of 1940. Reference is made to Article VI, Section 7 of the Registrant's Articles of Incorporation, Article 12 of Registrant's Bylaws and Section 2-418 of the Maryland General Corporation Law.

     The Registrant has agreed to indemnify, defend and hold the Distributors, their officers and directors, and any person who controls the Distributors within the meaning of Section 15 of the Securities Act of 1933, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Distributors, their officers, directors or any such controlling person may incur under the Securities Act of 1933, or under common law or otherwise, arising out of or based upon any untrue statement of a material fact contained in the Registrant's registration statement or prospectus or arising out of or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in either thereof not misleading, except insofar as such claims, demands, liabilities or expenses arise out of or are based upon any such untrue statement or omission made in conformity with information furnished in writing by the Distributors to the Registrant for use in the Registrant's registration statement or prospectus: provided, however, that this indemnity agreement, to the extent that it might require indemnity of any person who is also an officer or director of the Registrant or who controls the Registrant within the meaning of Section 15 of the Securities Act of 1933, shall not inure to the benefit of such officer, director or controlling person unless a court of competent jurisdiction shall determine, or it shall have been determined by controlling precedent that such result would not be against public policy as expressed in the Securities Act of 1933, and further provided, that in no event shall anything contained herein be so construed as to protect the Distributors against any liability to the Registrant or to its security holders to which the Distributors would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of their duties, or by reason of their reckless disregard of their obligations under this Agreement. The Registrant's agreement to indemnify the Distributors, their officers and directors and any such controlling person as aforesaid is expressly conditioned upon the Registrant being promptly notified of any action brought against the Distributors, their officers or directors, or any such controlling person, such notification to be given by letter or telegram addressed to the Registrant.

Item 26. Business or Other Connection of Investment Adviser

     Principal Management Corporation ("PMC") serves as investment adviser and dividend disbursing and transfer agent for Principal Variable Contracts Funds, Inc. ("PVC") and the R-1, R-2, R-3, R-4 and R-5 Class Shares of Principal Funds, Inc.("Principal Funds"). PVC and Principal Funds are funds sponsored by Principal Life Insurance Company. PMC also serves as investment advisor for Principal Funds.

     A complete list of the officers and directors of the investment adviser, Principal Management Corporation, are set out below. This list includes some of the same people (designated by an *), who serve as officers and directors of the Registrant. For these people the information as set out in the Statement of Additional Information (See Part B) under the caption "Directors and Officers of the Fund" is incorporated by reference.

NAME &	COMPANY &
OFFICE WITH	PRINCIPAL
INVESTMENT	BUSINESS	NATURE OF
ADVISER	ADDRESS	RELATIONSHIP

John E. Aschenbrenner	Principal	President, Insurance &
Director	Life Insurance	Financial Services
Company(1)

Patricia A. Barry	Principal	Counsel
Assistant Corporate	Life Insurance
Secretary	Company(1)

*Craig L. Bassett	Principal	See Part B
Treasurer	Financial Group (1)

*Michael J. Beer	Principal	See Part B
Executive Vice President/	Financial Group(1)
Chief Operating Officer,
Director

*Tracy W. Bollin	Principal Funds	Assistant Controller
Financial Controller	Distributor, Inc.(2)
and Princor Financial
Services Corporation (1)

*David J. Brown	Principal	See Part B
Senior Vice President	Financial Group(1)

*Jill R. Brown	Principal Funds	See Part B
Senior Vice President/	Distributor, Inc.(2)
Chief Financial Officer

*Ralph C. Eucher	Principal	See Part B
Director	Financial Group (1)

*Nora M. Everett	Principal	See Part B
President and Director	Financial Group(1)

James W. Fennessey	Principal	Asset Allocation Committee
Vice President	Financial Advisors, Inc.(1)

Michael P. Finnegan	Principal Life	Second Vice President -
Senior Vice President -	Insurance	Investment Services
Investment Services	Company (1)

*Stephen G. Gallaher	Principal	See Part B
Assistant General Counsel	Financial Group(1)

*Ernest H. Gillum	Principal	See Part B
Vice President and Chief	Financial Group(1)
Compliance Officer

Jason T. Hahn	Principal	Director - Capital Markets
Director - Capital Markets	Financial Group(1)

Joyce N. Hoffman	Principal	Senior Vice President and
Senior Vice President and	Life Insurance	Corporate Secretary
Corporate Secretary	Company(1)

*Patrick A. Kirchner	Principal	See Part B
Assistant General Counsel	Financial Group(1)

Deanna L. Mankle	Principal	Assistant Treasurer
Assistant Treasurer	Life Insurance
Company(1)

*Sarah J. Pitts	Principal	See Part B
Counsel	Financial Group(1)

*Layne A. Rasmussen	Principal	See Part B
Vice President and	Financial Group(1)
Controller - Principal Funds

David L. Reichart	Princor	Senior Vice President
Senior Vice President	Financial Services
Corporation(1)

*Michael D. Roughton	Principal	See Part B
Senior Vice President and	Financial Group(1)
Senior Securities Counsel

*Adam U. Shaikh	Principal	See Part B
Counsel	Financial Group(1)

Mark A. Stark	Principal	Vice President -
Vice President -	Life Insurance	Investment Services
Investment Services	Company(1)

Randy L. Welch	Principal	Vice President -
Vice President -	Life Insurance	Investment Services
Investment Services	Company(1)

*Dan L. Westholm	Principal	See Part B
Director - Treasury	Financial Group(1)

*Beth C. Wilson	Principal	See Part B
Vice President	Financial Group(1)

*Larry D. Zimpleman	Principal	See Part B
Chairman of the Board	Financial Group(1)

(1)	711 High Street
Des Moines, IA 50309

(2)	1100 Investment Boulevard, Ste 200
El Dorado Hills, CA 95762

Item 27.	Principal Underwriters

(a)	Princor Financial Services Corporation and Principal Funds Distributor act as principal underwriters for Class J shares,
Institutional Class shares, R-1, R-2, R-3, R-4 and R-5 Class shares of Principal Funds, Inc.

Princor Financial Services Corporation acts as principal underwriter for variable annuity contracts participating in
Principal Life Insurance Company Separate Account B, a registered unit investment trust, and for variable life insurance contracts issued by Principal Life Insurance Company Variable Life Separate Account, a registered unit investment trust.

Principal Funds Distributor acts as principal underwriter for Principal Variable Contracts Funds, Inc. and Class A shares,
Class B shares, Class C shares, and Class S shares of Principal Funds, Inc. PFD may also serve as the second principal underwriter for contracts issued by Farmers New World Life Insurance Company through Farmers Variable Life Separate
Account A.

(b)	Princor Financial Services Corporation

(1)	(2)	(3)
Positions and offices
Name and principal	with principal	Positions and Offices
business address	underwriter (Princor)	with the Fund

Lindsay L. Amadeo	Director - Marketing	None
The Principal	Communications
Financial Group(1)

John E. Aschenbrenner	Director	None
The Principal
Financial Group(1)

Deborah J. Barnhart	Director - Distribution (PPN)	None
The Principal
Financial Group(1)

Patricia A. Barry	Assistant Corporate Secretary	None
The Principal
Financial Group(1)

Craig L. Bassett	Treasurer	Treasurer
The Principal
Financial Group(1)

Michael J. Beer	President and Director	Executive Vice President
The Principal
Financial Group(1)

Lisa Bertholf	Director - Marketing	None
The Principal
Financial Group(1)

Tracy W. Bollin	Assistant Controller	None
The Principal
Financial Group(1)

David J. Brown	Senior Vice President	Chief Compliance Officer
The Principal
Financial Group(1)

Jill R. Brown	Senior Vice President and	Senior Vice President
The Principal	Chief Financial Officer
Financial Group(1)

Bret J. Bussanmas	Vice President - Distribution	None
The Principal
Financial Group(1)

P. Scott Cawley	Product Marketing Officer	None
The Principal
Financial Group(1)

Ralph C. Eucher	Director	Vice Chairman,
The Principal		Chief Executive Officer
Financial Group(1)		and Director

Nora M. Everett	Director	President
The Principal
Financial Group (1)

Stephen G. Gallaher	Assistant General Counsel	Assistant Counsel
The Principal
Financial Group(1)

Ernest H. Gillum	Vice President	Vice President and
The Principal		Assistant Secretary
Financial Group(1)

Michael Harkin	Marketing Officer	None
The Principal
Financial Group(1)

Joyce N. Hoffman	Senior Vice President and	None
The Principal	Corporate Secretary
Financial Group(1)

Ann Hudson	Compliance Officer	None
The Principal
Financial Group(1)

Patrick A. Kirchner	Counsel	Assistant Counsel
The Principal
Financial Group(1)

Julie LeClere	Director - Marketing and	None
The Principal	Recruiting
Financial Group(1)

Sarah J. Pitts	Counsel	Assistant Counsel
The Principal
Financial Group(1)

David L. Reichart	Senior Vice President	None
The Principal
Financial Group(1)

Martin R. Richardson	Vice President -	None
The Principal	Broker Dealer Operations
Financial Group(1)

Michael D. Roughton	Senior Vice President and	Counsel
The Principal	Associate General Counsel
Financial Group(1)

Adam U. Shaikh	Counsel	Assistant Counsel
The Principal
Financial Group(1)

Norman Sue	Compliance Officer	None
The Principal
Financial Group(1)

Traci L. Weldon	Vice President/Chief Compliance	None
The Principal	Officer
Financial Group(1)

Beth C. Wilson	Vice President	Vice President and
The Principal		Secretary
Financial Group(1)

Larry D. Zimpleman	Chairman of the Board	Chairman of the Board
The Principal
Financial Group(1)

(1)	711 High Street
Des Moines, IA 50309

(b)	Principal Funds Distributor, Inc.

	(1)	(2)	(3)
Positions and offices
	Name and principal	with principal	Positions and Offices
	business address	underwriter (PFD)	with the Fund

	Lindsay L. Amadeo	Director - Marketing	None
	The Principal	Communications
Financial Group(1)

	Michael C. Anagnost	Vice President and	None
	The Principal	Chief Technology Officer
Financial Group(1)

	Patricia A. Barry	Assistant Corporate	None
	The Principal	Secretary
Financial Group(1)

	Craig L. Bassett	Treasurer	Treasurer
The Principal
Financial Group(1)

	Michael J. Beer	Executive Vice President	Executive Vice President
The Principal
Financial Group(1)

Lisa Bertholf	Director - Marketing	None
The Principal
Financial Group(1)

Tracy W. Bollin	Assistant Controller	None
The Principal
Financial Group(1)

David J. Brown	Senior Vice President	Chief Compliance Officer
The Principal
Financial Group(1)

Jill R. Brown	Director	Senior Vice President
The Principal	Senior Vice President and
Financial Group(1)	Chief Financial Officer

Bret J. Bussanmas	Vice President -	None
The Principal	Distribution
Financial Group(1)

P. Scott Cawley	Product Marketing Officer	None
The Principal
Financial Group(1)

Ralph C. Eucher	Director	Vice Chairman,
The Principal		Chief Executive Officer
Financial Group(1)		and Director

Nora M. Everett	Director	President
The Principal
Financial Group (1)

Cary Fuchs	President	Senior Vice President of Distribution
Principal Funds
Distributor, Inc.(2)

Stephen G. Gallaher	Assistant General Counsel	Assistant Counsel
The Principal
Financial Group(1)

Alex Ghazanfari	Vice President and	None
Principal Funds	Chief Compliance Officer
Distributor, Inc.(1)

Eric W. Hays	Senior Vice President and	None
The Principal	Chief Information Officer
Financial Group(1)

Tim Hill	Vice President - Distribution	None
Principal Funds
Distributor, Inc.(1)

Joyce N. Hoffman	Senior Vice President and	None
The Principal	Corporate Secretary
Financial Group(1)

	Daniel J. Houston	Director	None
The Principal
Financial Group(1)

	Timothy J. Minard	Director	None
The Principal
Financial Group(1)

	Kevin J. Morris	Director - Marketing	None
Principal Funds
Distributor, Inc.(1)

	David L. Reichart	Senior Vice	None
	The Principal	President/Distribution
Financial Group(1)

	Michael D. Roughton	Senior Vice President/Counsel	Counsel
The Principal
Financial Group(1)

	Paul Schieber	Regional Vice President	None
The Principal
Financial Group (1)

	Adam U. Shaikh	Counsel	Assistant Counsel
The Principal
Financial Group(1)

	Mark A. Stark	Vice President – Investor	None
	The Principal	Services
Financial Group(1)

	(1)	1100 Investment Boulevard, Ste 200
El Dorado Hills, CA 95762-5710
(c)	N/A.

Item 28.	Location of Accounts and Records

     All accounts, books or other documents of the Registrant are located at the offices of the Registrant and its Investment Adviser in the Principal Life Insurance Company home office building, The Principal Financial Group, Des Moines, Iowa 50392.

Item 29.	Management Services
N/A.
Item 30.	Undertakings
N/A.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Des Moines and State of Iowa, on the 30th day of September, 2008.

Principal Funds, Inc. (Registrant)

By /s/ R. C. Eucher ______________________________________ R. C. Eucher Director, Vice Chairman and Chief Executive Officer

Attest: /s/ Beth Wilson ______________________________________ Beth Wilson Vice President and Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ R. C. Eucher
	Director, Vice Chairman	September 30, 2008
R. C. Eucher	and Chief Executive
Officer (Principal
Executive Officer)

/s/ L. A. Rasmussen
	Vice President,	September 30, 2008
L. A. Rasmussen	Controller and Chief
Financial Officer
(Principal Financial Officer and Controller)

(L. D. Zimpleman)*
	Director and	September 30, 2008
L. D. Zimpleman	Chairman of the Board

/s/ M. J. Beer
	Executive Vice President	September 30, 2008
M. J. Beer

(E. Ballantine)*
	Director	September 30, 2008
E. Ballantine

(K. Blake)*
	Director	September 30, 2008
K. Blake

(C. Damos)*
	Director	September 30, 2008
C. Damos

(R. W. Gilbert)*
	Director	September 30, 2008
R. W. Gilbert

(M. A. Grimmett)*
	Director	September 30, 2008
M. A. Grimmett

(F. S. Hirsch)*
	Director	September 30, 2008
F. S. Hirsch

(W. C. Kimball)*
	Director	September 30, 2008
W. C. Kimball

(B. A. Lukavsky)*
	Director	September 30, 2008
B. A. Lukavsky

(W. G. Papesh)*
	Director	September 30, 2008
W. G. Papesh

(D. Pavelich)*
	Director	September 30, 2008
D. Pavelich

*By	/s/ M. J. Beer
M. J. Beer
Executive Vice President

Pursuant to Powers of Attorney
Previously Filed on 3/28/2008